[777467.PARTF]1

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 98.5%

Aerospace & Defense - 3.2%
Boeing Co. (The)	32,489	$11,826,321
Curtiss-Wright Corp.	5,650	718,285
Huntington Ingalls Industries, Inc.	50,552	11,361,056
L3 Technologies, Inc.	4,789	1,174,119
Raytheon Co.	40,515	7,044,748
Spirit AeroSystems Holdings, Inc.,
Class A	68,999	5,614,449
Teledyne Technologies, Inc. *	22,116	6,056,909
Textron, Inc.	87,159	4,622,913

		48,418,800

Airlines - 1.4%
JetBlue Airways Corp. *	150,159	2,776,440
United Continental Holdings, Inc. *	219,160	19,187,458

		21,963,898

Banks - 4.9%
Bank of America Corp.	171,308	4,967,932
Citigroup, Inc.	142,956	10,011,209
Citizens Financial Group, Inc.	53,718	1,899,468
Fifth Third Bancorp	29,591	825,589
JPMorgan Chase & Co.	259,999	29,067,888
Popular, Inc.	163,691	8,878,600
SunTrust Banks, Inc.	25,711	1,615,936
TCF Financial Corp.	59,202	1,230,810
US Bancorp	62,367	3,268,031
Wells Fargo & Co.	278,603	13,183,494

		74,948,957

Biotechnology - 3.6%
AbbVie, Inc.	9,563	695,421
Amgen, Inc.	28,734	5,295,102
Biogen, Inc. *	84,122	19,673,612
Celgene Corp. *	33,773	3,121,976
Exelixis, Inc. *	989,500	21,145,615
Ionis Pharmaceuticals, Inc. *	49,659	3,191,584
United Therapeutics Corp. *	28,051	2,189,661

		55,312,971

Capital Markets - 1.2%
Ameriprise Financial, Inc.	57,101	8,288,781
Bank of New York Mellon Corp. (The)	31,477	1,389,709
CME Group, Inc.	37,606	7,299,701
Evercore, Inc., Class A	5,579	494,132
LPL Financial Holdings, Inc.	12,235	998,009

		18,470,332

Chemicals - 1.0%
Dow, Inc.	43,053	2,122,944
LyondellBasell Industries NV, Class A	152,871	13,166,779

		15,289,723

Commercial Services & Supplies - 0.9%
Cintas Corp.	4,797	1,138,280
Waste Management, Inc.	108,604	12,529,644

		13,667,924

Communications Equipment - 2.4%
Cisco Systems, Inc.	530,490	29,033,718
F5 Networks, Inc. *	29,407	4,282,541

INVESTMENTS	SHARES	VALUE ($)
Communications Equipment - 2.4% (continued)
Ubiquiti Networks, Inc. (a)	20,334	$2,673,921

		35,990,180

Consumer Finance - 0.6%
Capital One Financial Corp.	4,855	440,543
Credit Acceptance Corp. *	6,587	3,186,988
OneMain Holdings, Inc.	14,028	474,287
Santander Consumer USA Holdings, Inc.	20,697	495,900
Synchrony Financial	107,901	3,740,927

		8,338,645

Distributors - 0.1%
LKQ Corp. *	30,523	812,217

Diversified Consumer Services - 0.7%
Graham Holdings Co., Class B	4,833	3,334,915
Grand Canyon Education, Inc. *	13,330	1,559,877
H&R Block, Inc.	71,082	2,082,702
Service Corp. International	9,619	449,977
ServiceMaster Global Holdings, Inc. *	58,499	3,047,213

		10,474,684

Diversified Financial Services - 1.7%
AXA Equitable Holdings, Inc.	131,555	2,749,499
Berkshire Hathaway, Inc., Class B *	109,722	23,389,439

		26,138,938

Diversified Telecommunication Services - 0.0% (b)
Verizon Communications, Inc.	9,642	550,847

Electric Utilities - 2.0%
American Electric Power Co., Inc.	11,160	982,191
Exelon Corp.	494,373	23,700,242
Pinnacle West Capital Corp.	65,898	6,200,343

		30,882,776

Electrical Equipment - 0.3%
Eaton Corp. plc	59,110	4,922,681

Electronic Equipment, Instruments & Components - 1.5%
Arrow Electronics, Inc. *	33,652	2,398,378
CDW Corp.	76,100	8,447,100
Jabil, Inc.	26,918	850,609
Zebra Technologies Corp., Class A *	49,930	10,459,836

		22,155,923

Entertainment - 1.1%
Viacom, Inc., Class B	298,973	8,930,323
Walt Disney Co. (The)	58,693	8,195,891

		17,126,214

Food & Staples Retailing - 1.7%
Costco Wholesale Corp.	36,012	9,516,531
Kroger Co. (The)	440,715	9,567,923
Walmart, Inc.	56,227	6,212,521

		25,296,975

Food Products - 1.6%
Archer-Daniels-Midland Co.	153,354	6,256,843
Pilgrim’s Pride Corp. *	133,502	3,389,616
Tyson Foods, Inc., Class A	187,806	15,163,456

		24,809,915

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]2

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Health Care Equipment & Supplies - 3.0%
Abbott Laboratories	82,953	$6,976,347
Baxter International, Inc.	100,627	8,241,351
Danaher Corp.	147,142	21,029,535
Edwards Lifesciences Corp. *	2,626	485,127
Medtronic plc	88,396	8,608,887

		45,341,247

Health Care Providers & Services - 3.8%
Anthem, Inc.	39,726	11,211,074
Cigna Corp.	3,737	588,764
HCA Healthcare, Inc.	120,006	16,221,211
Humana, Inc.	28,792	7,638,517
MEDNAX, Inc. *	112,916	2,848,871
Molina Healthcare, Inc. *	50,478	7,225,421
UnitedHealth Group, Inc.	7,470	1,822,755
Universal Health Services, Inc., Class B	75,294	9,817,585

		57,374,198

Hotels, Restaurants & Leisure - 1.7%
Carnival Corp.	41,783	1,944,999
Darden Restaurants, Inc.	105,950	12,897,294
Norwegian Cruise Line Holdings Ltd. *	131,170	7,034,647
Starbucks Corp.	37,998	3,185,372

		25,062,312

Household Durables - 0.4%
PulteGroup, Inc.	186,489	5,896,782

Household Products - 1.9%
Procter & Gamble Co. (The)	258,386	28,332,025

Independent Power and Renewable Electricity Producers - 0.1%
Vistra Energy Corp.	45,975	1,040,874

Insurance - 8.1%
Aflac, Inc.	183,295	10,046,399
Allstate Corp. (The)	236,639	24,063,820
American Financial Group, Inc.	32,791	3,360,094
Arch Capital Group Ltd. *	52,366	1,941,731
Assured Guaranty Ltd.	196,564	8,271,413
Athene Holding Ltd., Class A *	140,074	6,031,586
Brighthouse Financial, Inc. *	73,307	2,689,634
CNA Financial Corp.	19,946	938,858
Everest Re Group Ltd.	49,295	12,184,738
First American Financial Corp.	120,875	6,490,987
Lincoln National Corp.	36,428	2,347,785
MetLife, Inc.	134,263	6,668,843
Old Republic International Corp.	140,012	3,133,469
Progressive Corp. (The)	143,971	11,507,602
Reinsurance Group of America, Inc.	54,703	8,535,309
Travelers Cos., Inc. (The)	101,413	15,163,272

		123,375,540

Interactive Media & Services - 6.3%
Alphabet, Inc., Class A *	27,353	29,617,828
Alphabet, Inc., Class C *	17,315	18,715,957
Facebook, Inc., Class A *	189,240	36,523,320
Match Group, Inc.	15,735	1,058,494
TripAdvisor, Inc. *	136,884	6,336,360
Twitter, Inc. *	97,942	3,418,176

		95,670,135

INVESTMENTS	SHARES	VALUE ($)
Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc. *	12,423	$23,524,565

IT Services - 4.5%
Accenture plc, Class A	16,917	3,125,754
Akamai Technologies, Inc. *	158,296	12,685,841
Alliance Data Systems Corp.	5,437	761,887
Booz Allen Hamilton Holding Corp.	84,209	5,575,478
Broadridge Financial Solutions, Inc.	6,811	869,628
Cognizant Technology Solutions Corp., Class A	116,672	7,395,838
DXC Technology Co.	114,551	6,317,488
EPAM Systems, Inc. *	11,991	2,075,642
Euronet Worldwide, Inc. *	6,521	1,097,093
International Business Machines Corp.	56,425	7,781,008
Leidos Holdings, Inc.	28,042	2,239,154
PayPal Holdings, Inc. *	36,137	4,136,241
VeriSign, Inc. *	17,106	3,577,891
Visa, Inc., Class A	48,109	8,349,317
Worldpay, Inc. *	17,300	2,120,115

		68,108,375

Life Sciences Tools & Services - 3.3%
Charles River Laboratories International, Inc. *	68,986	9,789,113
IQVIA Holdings, Inc. *	80,363	12,930,407
PRA Health Sciences, Inc. *	30,010	2,975,492
Thermo Fisher Scientific, Inc.	82,559	24,245,927

		49,940,939

Machinery - 0.7%
Allison Transmission Holdings, Inc.	72,855	3,376,829
Cummins, Inc.	2,936	503,054
Oshkosh Corp.	82,205	6,863,296

		10,743,179

Media - 1.2%
AMC Networks, Inc., Class A *	134,181	7,311,523
Comcast Corp., Class A	213,635	9,032,488
Discovery, Inc., Class A *(a)	76,902	2,360,891

		18,704,902

Multiline Retail - 1.0%
Kohl’s Corp.	205,439	9,768,624
Target Corp.	61,559	5,331,625

		15,100,249

Multi-Utilities - 2.0%
Ameren Corp.	210,073	15,778,583
Consolidated Edison, Inc.	79,493	6,969,946
DTE Energy Co.	19,956	2,551,973
Public Service Enterprise Group, Inc.	75,162	4,421,029

		29,721,531

Oil, Gas & Consumable Fuels - 1.5%
Anadarko Petroleum Corp.	28,084	1,981,607
ConocoPhillips	134,507	8,204,927
HollyFrontier Corp.	143,023	6,619,104
PBF Energy, Inc., Class A	97,165	3,041,265
Pioneer Natural Resources Co.	10,426	1,604,144
Whiting Petroleum Corp. *(a)	52,123	973,658

		22,424,705

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]3

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	16,214	$2,968,945
Nu Skin Enterprises, Inc., Class A	10,808	533,051

		3,501,996

Pharmaceuticals - 4.4%
Eli Lilly & Co.	34,757	3,850,728
Jazz Pharmaceuticals plc *	9,347	1,332,508
Johnson & Johnson	122,504	17,062,357
Merck & Co., Inc.	233,913	19,613,605
Mylan NV *	132,660	2,525,847
Pfizer, Inc.	513,384	22,239,795

		66,624,840

Professional Services - 0.7%
ManpowerGroup, Inc.	8,258	797,723
Robert Half International, Inc.	163,439	9,317,657

		10,115,380

Road & Rail - 0.6%
AMERCO	1,585	600,002
CSX Corp.	88,426	6,841,520
Landstar System, Inc.	6,538	706,038
Ryder System, Inc.	12,601	734,638

		8,882,198

Semiconductors & Semiconductor Equipment - 4.1%
Intel Corp.	367,682	17,600,937
Lam Research Corp.	55,200	10,368,768
Micron Technology, Inc. *	544,811	21,024,257
ON Semiconductor Corp. *	180,053	3,638,871
Skyworks Solutions, Inc.	13,226	1,021,973
Texas Instruments, Inc.	19,371	2,223,016
Xilinx, Inc.	54,376	6,412,018

		62,289,840

Software - 9.2%
Adobe, Inc. *	45,865	13,514,122
Cadence Design Systems, Inc. *	137,875	9,762,929
Fortinet, Inc. *	99,751	7,663,869
Manhattan Associates, Inc. *	44,535	3,087,612
Microsoft Corp.	587,252	78,668,278
Oracle Corp.	223,198	12,715,590
Paycom Software, Inc. *	22,510	5,103,467
Red Hat, Inc. *	11,786	2,212,939
VMware, Inc., Class A	46,299	7,741,656

		140,470,462

Specialty Retail - 2.7%
Advance Auto Parts, Inc.	17,259	2,660,302
Dick’s Sporting Goods, Inc.	126,419	4,377,890
Foot Locker, Inc.	240,548	10,083,772
TJX Cos., Inc. (The)	139,015	7,351,113
Urban Outfitters, Inc. *	284,934	6,482,249
Williams-Sonoma, Inc.	145,772	9,475,180

		40,430,506

Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	234,140	46,340,989
Xerox Corp.	64,681	2,290,354

		48,631,343

INVESTMENTS	SHARES	VALUE ($)
Textiles, Apparel & Luxury Goods - 1.5%
Columbia Sportswear Co.	15,250	$1,527,440
Lululemon Athletica, Inc. *	55,704	10,038,418
NIKE, Inc., Class B	90,202	7,572,458
Ralph Lauren Corp.	4,783	543,301
Skechers U.S.A., Inc., Class A *	101,153	3,185,308

		22,866,925

Thrifts & Mortgage Finance - 0.0% (b)
New York Community Bancorp, Inc.	31,509	314,460

Tobacco - 0.9%
Altria Group, Inc.	127,125	6,019,369
Philip Morris International, Inc.	100,862	7,920,693

		13,940,062

Trading Companies & Distributors - 0.1%
Air Lease Corp.	23,005	951,027

Transportation Infrastructure - 0.0% (b)
Macquarie Infrastructure Corp.	14,016	568,209

TOTAL COMMON STOCKS (Cost $1,199,381,932)		1,495,521,406

SHORT-TERM INVESTMENTS - 1.4%

INVESTMENT COMPANIES - 1.4%
Limited Purpose Cash Investment Fund, 2.36% (c)
(Cost $22,160,276)	22,162,492	22,166,924

SECURITIES LENDING COLLATERAL - 0.3%

Investment Companies - 0.3%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.26% (c)(d)	676,900	676,900
Limited Purpose Cash Investment Fund 2.36% (c)(d)	3,285,474	3,286,132

TOTAL SECURITIES LENDING COLLATERAL (Cost $3,962,374)		3,963,032

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.2% (Cost $1,225,504,582)		1,521,651,362

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)% (e)		(2,864,546)

NET ASSETS - 100.0%		$1,518,786,816

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]4

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LARGE CAP MULTI-STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$132,052,098	8.7%
Consumer Discretionary	144,168,240	9.5
Consumer Staples	95,880,973	6.3
Energy	22,424,705	1.5
Financials	251,586,873	16.6
Health Care	274,594,195	18.1
Industrials	120,233,295	7.9
Information Technology	377,646,123	24.9
Materials	15,289,723	1.0
Utilities	61,645,181	4.0
Short-Term Investments	22,166,924	1.4
Securities Lending Collateral	3,963,032	0.3

Total Investments In Securities At Value	1,521,651,362	100.2
Liabilities in Excess of Other Assets (e)	(2,864,546)	(0.2)

Net Assets	$1,518,786,816	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $3,865,419.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of June 30, 2019.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820.

Futures contracts outstanding as of June 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	59	9/2019	USD	$8,685,390	$145,270

					$145,270

USD - United States Dollar

See notes to Schedule of Investments.

[777467.PARTF]5

Schedule of Investments	June 30, 2019 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 96.2%

Aerospace & Defense - 1.6%
AAR Corp.	7,851	$288,838
Aerovironment, Inc. *	9,132	518,424
Astronics Corp. *	26,838	1,079,424
Axon Enterprise, Inc. *	22,827	1,465,722
Ducommun, Inc. *	7,005	315,715
Mercury Systems, Inc. *	21,092	1,483,822
Moog, Inc., Class A	17,130	1,603,539
National Presto Industries, Inc. (a)	7,871	734,286
Vectrus, Inc. *	45,753	1,855,742

		9,345,512

Air Freight & Logistics - 0.0% (b)
Hub Group, Inc., Class A *	6,851	287,605

Airlines - 0.6%
Allegiant Travel Co.	5,157	740,030
Hawaiian Holdings, Inc.	18,265	501,009
SkyWest, Inc.	18,911	1,147,330
Spirit Airlines, Inc. *	22,895	1,092,778

		3,481,147

Auto Components - 0.2%
American Axle & Manufacturing Holdings, Inc. *	23,526	300,192
Stoneridge, Inc. *	9,601	302,912
Tower International, Inc.	23,581	459,829

		1,062,933

Automobiles - 0.1%
Winnebago Industries, Inc.	21,124	816,443

Banks - 5.4%
1st Source Corp.	11,573	536,987
BancFirst Corp.	7,570	421,346
Brookline Bancorp, Inc.	19,117	294,020
Cathay General Bancorp	80,018	2,873,446
Chemical Financial Corp.	22,346	918,644
City Holding Co.	2,849	217,265
Community Trust Bancorp, Inc.	6,423	271,629
Enterprise Financial Services Corp.	7,269	302,390
Fidelity Southern Corp.	18,956	587,067
First Bancorp/PR	132,952	1,467,790
First Busey Corp.	8,773	231,695
First Interstate BancSystem, Inc., Class A	51,419	2,036,707
First Merchants Corp.	42,429	1,608,059
First Midwest Bancorp, Inc.	13,483	275,997
Flushing Financial Corp.	8,011	177,844
Fulton Financial Corp.	94,641	1,549,273
Great Southern Bancorp, Inc.	13,741	822,399
Great Western Bancorp, Inc.	83,676	2,988,907
Hancock Whitney Corp.	45,124	1,807,667
Heartland Financial USA, Inc.	16,109	720,556
Hope Bancorp, Inc.	24,800	341,744
Independent Bank Corp./MA	3,460	263,479
International Bancshares Corp.	72,775	2,744,345
Midland States Bancorp, Inc.	9,609	256,753
NBT Bancorp, Inc.	27,750	1,040,903
OFG Bancorp	133,314	3,168,874
Old National Bancorp	10,958	181,793
Park National Corp.	1,647	163,695

INVESTMENTS	SHARES	VALUE ($)
Banks - 5.4% (continued)
Preferred Bank	6,179	$291,958
Renasant Corp.	8,581	308,401
S&T Bancorp, Inc.	5,602	209,963
Sandy Spring Bancorp, Inc.	7,575	264,216
ServisFirst Bancshares, Inc.	8,289	283,981
Simmons First National Corp., Class A	12,163	282,911
Stock Yards Bancorp, Inc.	6,968	251,893
TriCo Bancshares	6,437	243,319
Trustmark Corp.	20,811	691,966
WesBanco, Inc.	10,629	409,748

		31,509,630

Beverages - 1.3%
Boston Beer Co., Inc. (The), Class A *	10,087	3,810,465
Coca-Cola Consolidated, Inc.	4,696	1,405,278
National Beverage Corp. (a)	53,626	2,393,329

		7,609,072

Biotechnology - 7.4%
ACADIA Pharmaceuticals, Inc. *	30,025	802,568
Amicus Therapeutics, Inc. *	61,340	765,523
Arena Pharmaceuticals, Inc. *	15,804	926,589
Array BioPharma, Inc. *	62,800	2,909,524
Arrowhead Pharmaceuticals, Inc. *(a)	145,408	3,853,312
BioSpecifics Technologies Corp. *	16,569	989,335
Calithera Biosciences, Inc. *	21,715	84,688
CareDx, Inc. *	56,982	2,050,782
Eagle Pharmaceuticals, Inc. *	34,545	1,923,466
Emergent BioSolutions, Inc. *	53,926	2,605,165
Enanta Pharmaceuticals, Inc. *	30,502	2,573,759
Genomic Health, Inc. *	74,083	4,309,408
Halozyme Therapeutics, Inc. *	44,786	769,423
Insmed, Inc. *	27,807	711,859
Intercept Pharmaceuticals, Inc. *	6,817	542,429
Invitae Corp. *	40,820	959,270
Ligand Pharmaceuticals, Inc. *(a)	15,840	1,808,136
Myriad Genetics, Inc. *	78,418	2,178,452
PDL BioPharma, Inc. *	516,814	1,622,796
Portola Pharmaceuticals, Inc. *	18,850	511,401
REGENXBIO, Inc. *	19,690	1,011,475
Repligen Corp. *	64,501	5,543,861
Spark Therapeutics, Inc. *	9,940	1,017,657
Veracyte, Inc. *	14,270	406,838
Vericel Corp. *	104,063	1,965,750

		42,843,466

Building Products - 0.8%
Builders FirstSource, Inc. *	74,685	1,259,189
Patrick Industries, Inc. *	32,533	1,600,298
Universal Forest Products, Inc.	43,011	1,636,999

		4,496,486

Capital Markets - 1.0%
Artisan Partners Asset Management, Inc., Class A	10,279	282,878
Blucora, Inc. *	27,229	826,945
Cohen & Steers, Inc.	9,076	466,869
Cowen, Inc., Class A *	12,625	217,024
INTL. FCStone, Inc. *	5,079	201,078
Stifel Financial Corp.	8,322	491,497

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]6

Schedule of Investments	June 30, 2019 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Capital Markets - 1.0% (continued)
Waddell & Reed Financial, Inc., Class A	184,182	$3,070,314

		5,556,605

Chemicals - 0.4%
Rayonier Advanced Materials, Inc. (a)	23,872	154,929
Stepan Co.	20,816	1,913,199

		2,068,128

Commercial Services & Supplies - 1.8%
ABM Industries, Inc.	12,221	488,840
ACCO Brands Corp.	135,723	1,068,140
Advanced Disposal Services, Inc. *	21,788	695,255
Deluxe Corp.	7,109	289,052
Ennis, Inc.	66,693	1,368,540
Herman Miller, Inc.	42,255	1,888,798
HNI Corp.	12,357	437,191
Kimball International, Inc., Class B	34,022	593,003
McGrath RentCorp	6,297	391,359
Steelcase, Inc., Class A	122,225	2,090,048
UniFirst Corp.	3,702	698,086
Viad Corp.	4,124	273,174

		10,281,486

Communications Equipment - 1.0%
Acacia Communications, Inc. *	3,388	159,778
Ciena Corp. *	71,391	2,936,312
Comtech Telecommunications Corp.	31,633	889,204
Finisar Corp. *	37,183	850,375
Lumentum Holdings, Inc. *	5,834	311,594
NETGEAR, Inc. *	23,362	590,825

		5,738,088

Construction & Engineering - 1.0%
EMCOR Group, Inc.	47,473	4,182,371
Great Lakes Dredge & Dock Corp. *	58,280	643,411
MasTec, Inc. *	4,124	212,510
MYR Group, Inc. *	14,999	560,213
Tutor Perini Corp. *	15,595	216,303

		5,814,808

Construction Materials - 0.1%
Summit Materials, Inc., Class A *	30,932	595,441
US Concrete, Inc. *	5,720	284,227

		879,668

Consumer Finance - 0.1%
Nelnet, Inc., Class A	10,933	647,452
Regional Management Corp. *	8,685	229,024

		876,476

Distributors - 0.1%
Core-Mark Holding Co., Inc.	17,918	711,703

Diversified Consumer Services - 1.3%
Adtalem Global Education, Inc. *	43,877	1,976,659
American Public Education, Inc. *	59,565	1,761,933
Career Education Corp. *	17,579	335,231
K12, Inc. *	86,477	2,629,765
Laureate Education, Inc., Class A *	26,984	423,919
Weight Watchers International, Inc. *	32,207	615,154

		7,742,661

INVESTMENTS	SHARES	VALUE ($)
Diversified Telecommunication Services - 0.5%
ATN International, Inc.	6,386	$368,664
Frontier Communications Corp. *(a)	101,962	178,433
Iridium Communications, Inc. *	76,110	1,770,319
Vonage Holdings Corp. *	40,604	460,043

		2,777,459

Electric Utilities - 1.6%
El Paso Electric Co.	16,772	1,096,889
IDACORP, Inc.	2,972	298,478
Portland General Electric Co.	145,844	7,900,369
Spark Energy, Inc., Class A	8,353	93,470

		9,389,206

Electrical Equipment - 2.2%
Allied Motion Technologies, Inc.	5,401	204,698
Atkore International Group, Inc. *	125,429	3,244,848
Encore Wire Corp.	17,359	1,016,890
EnerSys	19,225	1,316,913
Enphase Energy, Inc. *	63,136	1,150,969
Generac Holdings, Inc. *	49,532	3,438,016
Sunrun, Inc. *	85,449	1,603,023
Vicor Corp. *	23,415	727,036

		12,702,393

Electronic Equipment, Instruments & Components - 2.9%
AVX Corp.	22,976	381,401
CTS Corp.	9,383	258,783
ePlus, Inc. *	14,105	972,399
Fabrinet (Thailand) *	33,773	1,677,505
Insight Enterprises, Inc. *	78,883	4,590,991
KEMET Corp.	153,166	2,881,052
PC Connection, Inc.	18,789	657,239
SYNNEX Corp.	9,919	976,030
Tech Data Corp. *	31,418	3,286,323
Vishay Intertechnology, Inc.	83,847	1,385,152

		17,066,875

Energy Equipment & Services - 0.1%
Mammoth Energy Services, Inc.	66,018	454,204
Smart Sand, Inc. *	121,439	296,311

		750,515

Entertainment - 1.1%
Glu Mobile, Inc. *	313,838	2,253,357
Marcus Corp. (The)	27,402	903,170
World Wrestling Entertainment, Inc., Class A	45,183	3,262,664

		6,419,191

Equity Real Estate Investment Trusts (REITs) - 2.3%
Americold Realty Trust	27,933	905,588
Braemar Hotels & Resorts, Inc.	27,075	268,043
Chesapeake Lodging Trust	13,089	371,989
CoreCivic, Inc.	38,644	802,249
Cousins Properties, Inc.	13,868	501,606
DiamondRock Hospitality Co.	100,045	1,034,465
EastGroup Properties, Inc.	4,452	516,343
First Industrial Realty Trust, Inc.	48,858	1,795,043
GEO Group, Inc. (The)	52,351	1,099,895
Lexington Realty Trust	38,130	358,803
LTC Properties, Inc.	4,682	213,780

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]7

Schedule of Investments	June 30, 2019 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 2.3% (continued)
Mack-Cali Realty Corp.	27,244	$634,513
National Health Investors, Inc.	3,290	256,719
NorthStar Realty Europe Corp.	67,680	1,111,982
Piedmont Office Realty Trust, Inc., Class A	19,254	383,732
RLJ Lodging Trust	50,182	890,229
RPT Realty	16,686	202,067
Sunstone Hotel Investors, Inc.	92,362	1,266,283
Xenia Hotels & Resorts, Inc.	51,056	1,064,518

		13,677,847

Food & Staples Retailing - 0.5%
BJ’s Wholesale Club Holdings, Inc. *	38,993	1,029,415
Ingles Markets, Inc., Class A	40,748	1,268,485
Weis Markets, Inc.	9,674	352,231

		2,650,131

Food Products - 0.5%
Cal-Maine Foods, Inc.	20,151	840,700
John B Sanfilippo & Son, Inc.	19,030	1,516,500
Lancaster Colony Corp.	2,050	304,630

		2,661,830

Gas Utilities - 0.3%
New Jersey Resources Corp.	14,194	706,435
ONE Gas, Inc.	6,300	568,890
Southwest Gas Holdings, Inc.	3,488	312,595

		1,587,920

Health Care Equipment & Supplies - 3.9%
CONMED Corp.	3,076	263,213
Globus Medical, Inc., Class A *	60,807	2,572,136
Haemonetics Corp. *	25,458	3,063,616
Integer Holdings Corp. *	41,652	3,495,436
IntriCon Corp. *	60,350	1,409,776
Lantheus Holdings, Inc. *	69,605	1,969,821
LeMaitre Vascular, Inc.	8,505	237,970
Merit Medical Systems, Inc. *	31,707	1,888,469
Neogen Corp. *	2,837	176,206
Quidel Corp. *	33,681	1,997,957
STAAR Surgical Co. *	60,822	1,786,950
Surmodics, Inc. *	4,470	192,970
Tactile Systems Technology, Inc. *(a)	7,365	419,216
Tandem Diabetes Care, Inc. *	48,801	3,148,641

		22,622,377

Health Care Providers & Services - 3.8%
Addus HomeCare Corp. *	10,363	776,707
Amedisys, Inc. *	40,775	4,950,493
AMN Healthcare Services, Inc. *	33,413	1,812,655
BioTelemetry, Inc. *	35,250	1,697,287
CorVel Corp. *	11,306	983,735
Cross Country Healthcare, Inc. *	24,233	227,306
Ensign Group, Inc. (The)	78,032	4,441,581
HealthEquity, Inc. *	5,776	377,750
Magellan Health, Inc. *	22,277	1,653,622
National HealthCare Corp.	3,839	311,535
Patterson Cos., Inc.	75,632	1,731,973
RadNet, Inc. *	35,718	492,551
Select Medical Holdings Corp. *	43,668	693,011
Tenet Healthcare Corp. *	56,475	1,166,774

INVESTMENTS	SHARES	VALUE ($)
Health Care Providers & Services - 3.8% (continued)
Triple-S Management Corp., Class B *	23,318	$556,134

		21,873,114

Health Care Technology - 1.6%
HMS Holdings Corp. *	155,198	5,026,863
NextGen Healthcare, Inc. *	17,297	344,210
Omnicell, Inc. *	43,365	3,730,691

		9,101,764

Hotels, Restaurants & Leisure - 1.0%
BBX Capital Corp.	45,016	221,029
BJ’s Restaurants, Inc.	14,644	643,457
Brinker International, Inc.	46,980	1,848,663
Cheesecake Factory, Inc. (The) (a)	16,462	719,719
Cracker Barrel Old Country Store, Inc.	1,847	315,338
Dave & Buster’s Entertainment, Inc.	11,177	452,333
Planet Fitness, Inc., Class A *	3,903	282,733
Ruth’s Hospitality Group, Inc.	50,342	1,143,267

		5,626,539

Household Durables - 1.4%
Hooker Furniture Corp.	28,217	581,834
iRobot Corp. *(a)	7,180	657,975
La-Z-Boy, Inc.	63,659	1,951,785
Roku, Inc. *	4,153	376,179
Turtle Beach Corp. *(a)	359,511	4,155,947
ZAGG, Inc. *(a)	23,960	166,762

		7,890,482

Household Products - 0.1%
WD-40 Co.	2,726	433,543

Insurance - 5.3%
Ambac Financial Group, Inc. *	21,366	360,017
American Equity Investment Life Holding Co.	92,176	2,503,500
eHealth, Inc. *	28,838	2,482,952
Employers Holdings, Inc.	86,393	3,651,832
FBL Financial Group, Inc., Class A	2,536	161,797
Genworth Financial, Inc., Class A *	280,193	1,039,516
Health Insurance Innovations, Inc., Class A *(a)	91,326	2,367,170
Heritage Insurance Holdings, Inc.	40,918	630,546
Kemper Corp.	35,526	3,065,538
National General Holdings Corp.	35,848	822,353
National Western Life Group, Inc., Class A	6,885	1,769,445
Primerica, Inc.	19,069	2,287,327
Selective Insurance Group, Inc.	68,248	5,111,093
Universal Insurance Holdings, Inc.	161,292	4,500,047

		30,753,133

Interactive Media & Services - 0.1%
Meet Group, Inc. (The) *	105,563	367,359
QuinStreet, Inc. *	27,523	436,240

		803,599

Internet & Direct Marketing Retail - 0.5%
1-800-Flowers.com, Inc., Class A *	34,691	654,966
Etsy, Inc. *	26,013	1,596,418
Liberty Expedia Holdings, Inc., Class A *	16,851	805,309

		3,056,693

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]8

Schedule of Investments	June 30, 2019 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
IT Services - 3.4%
CACI International, Inc., Class A *	10,952	$2,240,670
Cardtronics plc, Class A *	123,349	3,369,895
CSG Systems International, Inc.	9,537	465,692
EVERTEC, Inc.	90,046	2,944,504
Hackett Group, Inc. (The)	31,485	528,633
KBR, Inc.	75,385	1,880,102
MAXIMUS, Inc.	22,401	1,624,968
NIC, Inc.	35,843	574,922
Perficient, Inc. *	12,894	442,522
Perspecta, Inc.	48,628	1,138,381
Sykes Enterprises, Inc. *	72,637	1,994,612
TTEC Holdings, Inc.	7,701	358,789
Unisys Corp. *(a)	249,626	2,426,365

		19,990,055

Leisure Products - 0.8%
Acushnet Holdings Corp.	34,311	901,007
Callaway Golf Co.	17,355	297,812
Johnson Outdoors, Inc., Class A	14,271	1,064,188
MasterCraft Boat Holdings, Inc. *	58,528	1,146,563
Nautilus, Inc. *	70,293	155,348
Sturm Ruger & Co., Inc.	22,208	1,209,892

		4,774,810

Life Sciences Tools & Services - 2.0%
Cambrex Corp. *	6,035	282,498
Medpace Holdings, Inc. *	85,157	5,570,971
NeoGenomics, Inc. *	106,486	2,336,303
Syneos Health, Inc. *	66,866	3,416,184

		11,605,956

Machinery - 1.6%
Columbus McKinnon Corp.	28,997	1,217,004
Commercial Vehicle Group, Inc. *	58,262	467,261
Global Brass & Copper Holdings, Inc.	18,052	789,414
Greenbrier Cos., Inc. (The)	8,895	270,408
Harsco Corp. *	12,776	350,573
Kennametal, Inc.	31,610	1,169,254
Meritor, Inc. *	191,003	4,631,823
Wabash National Corp.	21,211	345,103
Woodward, Inc.	1,738	196,672

		9,437,512

Media - 2.3%
Entravision Communications Corp., Class A	316,524	987,555
Fluent, Inc. *	103,271	555,598
Gannett Co., Inc.	20,392	166,399
Gray Television, Inc. *	114,540	1,877,310
MSG Networks, Inc., Class A *	71,381	1,480,442
Nexstar Media Group, Inc., Class A	6,050	611,050
Scholastic Corp.	19,299	641,499
Sinclair Broadcast Group, Inc., Class A	85,632	4,592,444
TEGNA, Inc.	159,208	2,412,001

		13,324,298

Metals & Mining - 1.0%
Ryerson Holding Corp. *	2,248	18,726
Schnitzer Steel Industries, Inc., Class A	22,842	597,775
Warrior Met Coal, Inc.	192,383	5,025,044

		5,641,545

INVESTMENTS	SHARES	VALUE ($)
Mortgage Real Estate Investment Trusts (REITs) - 0.7%
Apollo Commercial Real Estate Finance, Inc.	65,268	$1,200,279
Blackstone Mortgage Trust, Inc., Class A	33,505	1,192,108
Invesco Mortgage Capital, Inc.	35,664	574,904
Redwood Trust, Inc.	59,931	990,659

		3,957,950

Multi-Utilities - 0.8%
Avista Corp.	21,623	964,386
Black Hills Corp.	22,378	1,749,288
NorthWestern Corp.	29,546	2,131,744

		4,845,418

Oil, Gas & Consumable Fuels - 1.6%
Abraxas Petroleum Corp. *	198,398	204,350
Arch Coal, Inc., Class A	16,625	1,566,241
CONSOL Energy, Inc. *	57,316	1,525,179
CVR Energy, Inc.	4,889	244,401
Delek US Holdings, Inc.	84,757	3,434,353
Penn Virginia Corp. *	9,032	277,102
Renewable Energy Group, Inc. *	134,514	2,133,392

		9,385,018

Paper & Forest Products - 0.2%
Verso Corp., Class A *	72,093	1,373,372

Personal Products - 1.8%
Inter Parfums, Inc.	14,347	953,932
Medifast, Inc.	29,227	3,749,824
Natural Health Trends Corp. (a)	53,639	431,794
USANA Health Sciences, Inc. *	69,069	5,486,151

		10,621,701

Pharmaceuticals - 0.8%
ANI Pharmaceuticals, Inc. *	3,625	297,975
Assertio Therapeutics, Inc. *	137,420	474,099
Corcept Therapeutics, Inc. *	125,568	1,400,083
Endo International plc *	65,184	268,558
Innoviva, Inc. *	22,124	322,126
Lannett Co., Inc. *(a)	175,708	1,064,791
Phibro Animal Health Corp., Class A	12,333	391,819
Supernus Pharmaceuticals, Inc. *	14,044	464,716

		4,684,167

Professional Services - 4.2%
Barrett Business Services, Inc.	22,866	1,888,731
CBIZ, Inc. *	17,515	343,119
FTI Consulting, Inc. *	63,101	5,290,388
Heidrick & Struggles International, Inc.	41,794	1,252,566
ICF International, Inc.	17,752	1,292,346
Insperity, Inc.	43,050	5,258,127
Kelly Services, Inc., Class A	48,104	1,259,844
Kforce, Inc.	104,414	3,663,887
Korn Ferry	29,880	1,197,292
TrueBlue, Inc. *	103,636	2,286,210
WageWorks, Inc. *	10,514	534,006

		24,266,516

Real Estate Management & Development - 0.1%
HFF, Inc., Class A	11,550	525,294
RMR Group, Inc. (The), Class A	3,276	153,906

		679,200

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]9

Schedule of Investments	June 30, 2019 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Road & Rail - 0.6%
ArcBest Corp.	105,549	$2,966,982
Covenant Transportation Group, Inc., Class A *	10,391	152,852
USA Truck, Inc. *	14,179	143,350

		3,263,184

Semiconductors & Semiconductor Equipment - 2.0%
Amkor Technology, Inc. *	298,482	2,226,676
Cabot Microelectronics Corp.	19,458	2,141,936
Diodes, Inc. *	30,043	1,092,664
Entegris, Inc.	21,150	789,318
Ichor Holdings Ltd. *(a)	42,623	1,007,608
Nanometrics, Inc. *	21,861	758,795
Photronics, Inc. *	158,006	1,295,649
Rudolph Technologies, Inc. *	19,853	548,538
Semtech Corp. *	5,953	286,042
SMART Global Holdings, Inc. *	70,716	1,625,761

		11,772,987

Software - 5.6%
ACI Worldwide, Inc. *	21,507	738,550
Alarm.com Holdings, Inc. *	17,042	911,747
Alteryx, Inc., Class A *	23,176	2,528,965
Appfolio, Inc., Class A *	14,019	1,433,723
Avaya Holdings Corp. *	85,880	1,022,831
Bottomline Technologies DE, Inc. *	19,278	852,859
Coupa Software, Inc. *	4,197	531,382
eGain Corp. *	52,818	429,939
Envestnet, Inc. *	6,450	440,986
Five9, Inc. *	9,188	471,253
HubSpot, Inc. *	14,626	2,494,026
j2 Global, Inc.	43,647	3,879,782
Mitek Systems, Inc. *	41,392	411,436
New Relic, Inc. *	10,209	883,181
Paylocity Holding Corp. *	4,900	459,718
Progress Software Corp.	40,965	1,786,893
Qualys, Inc. *	37,598	3,274,034
SecureWorks Corp., Class A *(a)	58,579	778,515
SPS Commerce, Inc. *	7,277	743,782
Trade Desk, Inc. (The), Class A *	22,471	5,118,444
Verint Systems, Inc. *	26,061	1,401,561
Zix Corp. *	76,300	693,567
Zscaler, Inc. *	19,624	1,503,983

		32,791,157

Specialty Retail - 2.7%
Aaron’s, Inc.	8,589	527,450
Abercrombie & Fitch Co., Class A	56,505	906,340
American Eagle Outfitters, Inc.	86,868	1,468,069
Asbury Automotive Group, Inc. *	4,318	364,180
Bed Bath & Beyond, Inc.(a)	24,740	287,479
Boot Barn Holdings, Inc. *	29,175	1,039,797
Buckle, Inc. (The)	111,422	1,928,715
Cato Corp. (The), Class A	69,297	853,739
Citi Trends, Inc.	35,053	512,475
Five Below, Inc. *	5,025	603,100
Genesco, Inc. *	30,849	1,304,604
Haverty Furniture Cos., Inc.	12,627	215,038
Kirkland’s, Inc. *	44,262	100,032
Office Depot, Inc.	664,479	1,368,827
Shoe Carnival, Inc.	76,246	2,104,390

INVESTMENTS	SHARES	VALUE ($)
Specialty Retail - 2.7% (continued)
Tilly’s, Inc., Class A	30,343	$231,517
Zumiez, Inc. *	67,529	1,762,507

		15,578,259

Textiles, Apparel & Luxury Goods - 2.9%
Crocs, Inc. *	50,154	990,542
Deckers Outdoor Corp. *	30,453	5,358,814
Fossil Group, Inc. *	79,286	911,789
G-III Apparel Group Ltd. *	71,432	2,101,530
Movado Group, Inc.	44,269	1,195,263
Oxford Industries, Inc.	14,704	1,114,563
Rocky Brands, Inc.	35,223	960,883
Steven Madden Ltd.	71,558	2,429,394
Vera Bradley, Inc. *	174,129	2,089,548

		17,152,326

Thrifts & Mortgage Finance - 4.0%
Axos Financial, Inc. *	74,299	2,024,648
Dime Community Bancshares, Inc.	10,169	193,109
Essent Group Ltd. *	42,965	2,018,925
Federal Agricultural Mortgage Corp., Class C	3,036	220,596
First Defiance Financial Corp.	30,496	871,271
HomeStreet, Inc. *	7,009	207,747
MGIC Investment Corp. *	512,386	6,732,752
NMI Holdings, Inc., Class A *	7,836	222,464
Radian Group, Inc.	289,119	6,606,369
United Financial Bancorp, Inc.	16,318	231,389
Walker & Dunlop, Inc.	72,097	3,836,281

		23,165,551

Tobacco - 1.4%
Pyxus International, Inc. *(a)	131,463	1,998,238
Turning Point Brands, Inc.	39,198	1,919,918
Universal Corp.	66,634	4,049,348

		7,967,504

Trading Companies & Distributors - 1.0%
BMC Stock Holdings, Inc. *	67,240	1,425,488
CAI International, Inc. *	70,013	1,737,723
Rush Enterprises, Inc., Class A	15,001	547,836
Systemax, Inc.	10,385	230,132
Textainer Group Holdings Ltd. (China) *	23,369	235,560
Triton International Ltd.	43,944	1,439,605

		5,616,344

Wireless Telecommunication Services - 0.8%
Boingo Wireless, Inc. *	14,115	253,646
NII Holdings, Inc. *	296,101	500,411
Shenandoah Telecommunications Co.	102,032	3,930,273

		4,684,330

TOTAL COMMON STOCKS (Cost $490,863,582)		559,545,688

PREFERRED STOCKS - 0.0% (b)

Media - 0.0% (b)
GCI Liberty, Inc., Series A, 7.00%, 3/10/2039 (c)
(Cost $24,899)	2,727	67,766

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]10

Schedule of Investments	June 30, 2019 (Unaudited)

AQR SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 3.6%

INVESTMENT COMPANIES - 3.6%
Limited Purpose Cash Investment Fund, 2.36% (d)
(Cost $20,547,519)	20,549,912	$20,554,022

SECURITIES LENDING COLLATERAL - 2.5%

Investment Companies - 2.5%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.26% (d)(e)	2,484,402	2,484,402
Limited Purpose Cash Investment Fund 2.36% (d)(e)	12,058,555	12,060,967

TOTAL SECURITIES LENDING COLLATERAL (Cost $14,542,957)		14,545,369

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 102.3% (Cost $525,978,957)		594,712,845

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.3)% (f)		(13,136,704)

NET ASSETS - 100.0%		$581,576,141

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$28,076,643	4.8%
Consumer Discretionary	64,412,850	11.1
Consumer Staples	31,943,780	5.5
Energy	10,135,533	1.7
Financials	95,819,344	16.6
Health Care	112,730,845	19.4
Industrials	88,992,993	15.3
Information Technology	87,359,163	15.0
Materials	9,962,712	1.7
Real Estate	14,357,047	2.4
Utilities	15,822,544	2.7
Short-Term Investments	20,554,022	3.6
Securities Lending Collateral	14,545,369	2.5

Total Investments In Securities At Value	594,712,845	102.3
Liabilities in Excess of Other Assets (f)	(13,136,704)	(2.3)

Net Assets	$581,576,141	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $14,427,708
(b)	Represents less than 0.05% of net assets.
(c)	Perpetual security. The rate reflected was the rate in effect on June 30, 2019. The maturity date reflects the next call date.
(d)	Represents 7-day effective yield as of June 30, 2019.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $292,824 was received.
(f)	Includes appreciation/(depreciation) on futures contracts

All securities are Level 1 with respect to ASC 820.

Futures contracts outstanding as of June 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index	223	9/2019	USD	$17,473,165	$361,092

					$361,092

USD - United States Dollar

See notes to Schedule of Investments.

[777467.PARTF]11

Schedule of Investments	June 30, 2019 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 97.1%

Australia - 6.9%
BHP Group Ltd.	55,060	$1,600,515
BHP Group plc	57,728	1,476,357
BlueScope Steel Ltd.	395,821	3,365,647
CIMIC Group Ltd.	11,003	345,994
CSL Ltd.	9,219	1,395,977
Dexus, REIT	104,929	957,233
Flight Centre Travel Group Ltd.	33,903	988,980
Fortescue Metals Group Ltd.	336,133	2,137,666
Goodman Group, REIT	41,832	442,155
GPT Group (The), REIT	196,673	849,795
Newcrest Mining Ltd.	4,117	92,493
Rio Tinto Ltd.	10,260	751,291
Rio Tinto plc	39,563	2,448,677
Scentre Group, REIT	235,569	635,749
South32 Ltd.	799,079	1,791,248
Telstra Corp. Ltd.	594,333	1,607,139

		20,886,916

Belgium - 0.9%
Ageas	46,950	2,443,295
Colruyt SA	2,160	125,396

		2,568,691

Canada - 7.1%
Alimentation Couche-Tard, Inc.,
Class B (1)	5,883	370,217
Canadian Imperial Bank of Commerce (1)	12,203	959,616
Canadian National Railway Co. (1)	19,979	1,849,074
Canadian Pacific Railway Ltd. (1)	6,859	1,615,457
CCL Industries, Inc., Class B (1)	7,415	363,630
CGI, Inc. (1)*	61,371	4,718,288
Constellation Software, Inc. (1)	166	156,455
Cronos Group, Inc. (1)*(a)	23,087	370,400
Great-West Lifeco, Inc. (1)	3,723	85,715
Hydro One Ltd. (1)(a)(b)	22,278	388,553
Magna International, Inc. (1)	27,679	1,377,239
Methanex Corp. (1)	18,225	827,365
Open Text Corp. (1)	39,861	1,644,907
Power Corp. of Canada (1)	5,259	113,288
Royal Bank of Canada (1)	19,029	1,512,236
Thomson Reuters Corp. (1)	11,835	763,484
Toronto-Dominion Bank (The) (1)	73,894	4,317,795

		21,433,719

China - 0.5%
Yangzijiang Shipbuilding Holdings Ltd.	1,443,800	1,635,782

Denmark - 2.5%
Coloplast A/S, Class B	6,567	742,326
Demant A/S *(a)	19,106	594,677
Genmab A/S *	1,661	305,691
ISS A/S	9,768	295,314
Novo Nordisk A/S, Class B	80,470	4,110,183
Orsted A/S (b)	7,146	618,193
Pandora A/S	21,336	759,121

		7,425,505

Finland - 1.9%
Neste OYJ	119,430	4,060,315
Nokia OYJ	143,842	716,447

INVESTMENTS	SHARES	VALUE ($)
Finland - 1.9% (continued)
Orion OYJ, Class B	23,711	$869,504

		5,646,266

France - 10.1%
AXA SA	72,459	1,902,898
CNP Assurances	64,361	1,460,890
Electricite de France SA	158,454	1,997,766
Kering SA	2,528	1,492,084
L’Oreal SA	18,903	5,374,655
LVMH Moet Hennessy Louis Vuitton SE	6,114	2,599,217
Peugeot SA	149,768	3,686,159
Safran SA	6,784	992,443
Sanofi	42,311	3,656,614
TOTAL SA	123,500	6,927,582

		30,090,308

Germany - 7.6%
Allianz SE (Registered)	19,292	4,652,772
Bayer AG (Registered)	24,682	1,711,951
Deutsche Boerse AG	5,562	785,187
Deutsche Post AG (Registered)	18,978	624,316
Deutsche Wohnen SE	10,225	374,676
E.ON SE	334,489	3,629,245
Fresenius SE & Co. KGaA	9,490	515,307
HOCHTIEF AG	1,058	128,842
Merck KGaA	850	88,784
SAP SE	52,106	7,143,306
Siemens Healthineers AG (b)	8,000	337,104
Vonovia SE	11,443	546,630
Wirecard AG	14,446	2,438,721

		22,976,841

Hong Kong - 3.6%
CK Hutchison Holdings Ltd.	54,000	532,642
CLP Holdings Ltd.	202,500	2,231,509
Henderson Land Development Co. Ltd.	110,110	607,072
Hong Kong Exchanges & Clearing Ltd.	28,400	1,003,659
Link REIT	26,000	319,941
New World Development Co. Ltd.	249,000	389,478
NWS Holdings Ltd.	258,000	530,647
PCCW Ltd.	269,000	155,234
Swire Properties Ltd.	409,200	1,654,280
WH Group Ltd. (b)	2,115,500	2,145,948
Yue Yuen Industrial Holdings Ltd.	518,000	1,420,782

		10,991,192

Italy - 3.0%
Assicurazioni Generali SpA	112,905	2,125,727
Enel SpA	296,191	2,066,154
Eni SpA	98,639	1,640,103
Leonardo SpA	119,561	1,516,815
Poste Italiane SpA (b)	167,021	1,760,017

		9,108,816

Japan - 20.9%
Acom Co. Ltd.	10,000	36,087
AEON Financial Service Co. Ltd.	2,700	43,578
Alfresa Holdings Corp.	10,400	257,204
Amada Holdings Co. Ltd.	86,100	973,208
Astellas Pharma, Inc.	115,200	1,641,688
Bandai Namco Holdings, Inc.	92,400	4,483,677

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]12

Schedule of Investments	June 30, 2019 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 20.9% (continued)
Credit Saison Co. Ltd.	16,800	$197,169
Daiwa House Industry Co. Ltd.	15,100	441,233
Fujitsu Ltd.	42,500	2,970,167
Fukuoka Financial Group, Inc.	39,200	717,885
Hitachi High-Technologies Corp.	3,800	195,355
Hitachi Ltd.	84,300	3,101,626
Hoya Corp.	31,600	2,428,594
ITOCHU Corp.	14,800	283,524
Japan Tobacco, Inc.	27,100	597,384
JTEKT Corp.	44,300	538,655
Kamigumi Co. Ltd.	24,300	576,243
KDDI Corp.	66,600	1,694,749
Kyocera Corp.	23,100	1,513,598
Medipal Holdings Corp.	10,000	221,185
MINEBEA MITSUMI, Inc.	99,000	1,686,719
Mitsubishi Chemical Holdings Corp.	38,300	268,150
Mitsubishi Corp.	47,900	1,265,776
Mitsubishi Electric Corp.	24,500	323,892
Mitsubishi Estate Co. Ltd.	31,000	577,761
Mitsubishi UFJ Financial Group, Inc.	373,800	1,780,400
Mitsui Fudosan Co. Ltd.	24,000	583,301
Mizuho Financial Group, Inc.	240,600	349,863
Murata Manufacturing Co. Ltd.	10,200	459,211
Nexon Co. Ltd. *	77,700	1,135,170
Nintendo Co. Ltd.	200	73,380
Nippon Electric Glass Co. Ltd.	3,500	88,957
Nippon Express Co. Ltd.	38,000	2,025,399
Nippon Telegraph & Telephone Corp.	97,200	4,528,518
Nomura Real Estate Holdings, Inc.	8,000	172,312
NSK Ltd.	74,300	664,118
NTT DOCOMO, Inc.	35,400	825,950
Persol Holdings Co. Ltd.	5,400	127,311
Rakuten, Inc.	127,900	1,529,062
Recruit Holdings Co. Ltd.	28,600	957,582
Resona Holdings, Inc.	712,600	2,972,675
Secom Co. Ltd.	6,100	525,636
Shinsei Bank Ltd.	56,400	877,716
Showa Denko KK	50,900	1,506,294
Sumitomo Heavy Industries Ltd.	74,800	2,584,183
Sumitomo Mitsui Financial Group, Inc.	97,900	3,470,132
Sumitomo Mitsui Trust Holdings, Inc.	4,100	148,960
Suzuken Co. Ltd.	19,300	1,134,136
THK Co. Ltd.	6,200	149,132
Tokyo Electric Power Co. Holdings, Inc. *	623,900	3,258,670
Toppan Printing Co. Ltd.	31,000	471,395
Tosoh Corp.	26,300	370,960
Toyo Seikan Group Holdings Ltd.	4,200	83,508
Yamaha Corp.	59,700	2,841,566

		62,730,604

Macau - 0.5%
SJM Holdings Ltd.	1,438,000	1,635,191

Netherlands - 6.1%
Heineken NV	1,343	149,681
ING Groep NV	96,440	1,117,136
Koninklijke Ahold Delhaize NV	188,704	4,236,347
Koninklijke Philips NV	39,053	1,697,866
Randstad NV	5,303	291,044
Royal Dutch Shell plc, Class A	183,435	5,986,878
Royal Dutch Shell plc, Class B	74,324	2,435,352

INVESTMENTS	SHARES	VALUE ($)
Netherlands - 6.1% (continued)
Wolters Kluwer NV	35,965	$2,616,500

		18,530,804

Russia - 0.4%
Evraz plc	146,494	1,240,416

Singapore - 0.3%
CapitaLand Commercial Trust, REIT	273,500	438,887
ComfortDelGro Corp. Ltd.	77,500	152,411
SATS Ltd.	75,000	289,375

		880,673

South Africa - 1.2%
Anglo American plc	86,621	2,474,626
Investec plc	169,936	1,104,692

		3,579,318

Spain - 1.6%
Banco Bilbao Vizcaya Argentaria SA	76,662	427,596
Banco Santander SA	19,020	88,151
Endesa SA	32,679	840,522
Grifols SA	7,841	232,043
Mapfre SA	511,429	1,495,587
Repsol SA	116,430	1,827,118

		4,911,017

Sweden - 2.9%
Atlas Copco AB, Class A	5,286	169,393
Essity AB, Class B	72,765	2,238,500
Hennes & Mauritz AB, Class B	166,922	2,965,558
ICA Gruppen AB	14,776	635,369
Investor AB, Class B	8,330	400,582
Sandvik AB	13,791	253,424
Securitas AB, Class B	4,935	86,622
Skandinaviska Enskilda Banken AB, Class A	15,532	143,810
Skanska AB, Class B	33,164	599,239
SKF AB, Class B	7,625	140,371
Swedbank AB, Class A	15,107	227,426
Telefonaktiebolaget LM Ericsson, Class B	74,353	705,738
Volvo AB, Class B	17,978	285,665

		8,851,697

Switzerland - 9.2%
Alcon, Inc. *	1,877	115,904
Coca-Cola HBC AG *	4,053	153,103
Lonza Group AG (Registered) *	2,171	732,914
Nestle SA (Registered)	45,609	4,721,546
Novartis AG (Registered)	88,209	8,052,756
Roche Holding AG	28,890	8,123,517
Sonova Holding AG (Registered)	10,137	2,307,167
Swiss Life Holding AG (Registered)	3,771	1,869,610
Zurich Insurance Group AG	4,545	1,581,430

		27,657,947

United Kingdom - 8.9%
3i Group plc	23,824	337,061
Auto Trader Group plc (b)	34,336	239,142
BAE Systems plc	248,714	1,563,139
Barclays plc	149,986	285,281
Barratt Developments plc	82,085	597,332
Berkeley Group Holdings plc	9,375	444,314

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]13

Schedule of Investments	June 30, 2019 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 8.9% (continued)
BP plc	377,608	$2,630,708
British American Tobacco plc	45,862	1,601,315
British Land Co. plc (The), REIT	80,014	547,619
BT Group plc	558,872	1,397,366
Burberry Group plc	7,179	170,158
Compass Group plc	33,917	813,051
Direct Line Insurance Group plc	375,231	1,581,704
Experian plc	5,415	164,018
Imperial Brands plc	25,501	598,385
J Sainsbury plc	44,797	111,320
Johnson Matthey plc	6,446	272,521
Land Securities Group plc, REIT	25,856	273,886
Legal & General Group plc	500,508	1,714,748
Lloyds Banking Group plc	2,879,172	2,067,879
London Stock Exchange Group plc	9,340	650,853
Marks & Spencer Group plc	32,494	86,880
Meggitt plc	65,332	435,269
Micro Focus International plc	74,641	1,963,058
Next plc	16,725	1,171,200
Ocado Group plc *	11,521	170,787
Persimmon plc	3,981	101,137
Prudential plc	12,089	263,915
Segro plc, REIT	105,872	982,970
Taylor Wimpey plc	54,413	109,188
Unilever NV, CVA	34,188	2,077,201
Unilever plc	24,903	1,545,861

		26,969,266

United States - 1.0%
Bausch Health Cos., Inc. (1)*	117,585	2,966,674

TOTAL COMMON STOCKS (Cost $259,719,135)		292,717,643

SHORT-TERM INVESTMENTS - 1.6%

INVESTMENT COMPANIES - 1.6%
Limited Purpose Cash Investment Fund, 2.36% (1)(c) (Cost $4,684,027)	4,684,027	4,684,963

SECURITIES LENDING COLLATERAL - 0.2%

Investment Companies - 0.2%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.26% (1)(c)(d) (Cost $618,014)	618,014	618,014

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 98.9% (Cost $265,021,176)		298,020,620

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1% (e)		3,451,662

NET ASSETS - 100.0%		$301,472,282

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$11,656,650	3.9%
Consumer Discretionary	29,442,685	9.8
Consumer Staples	26,682,228	8.8
Energy	25,508,055	8.4
Financials	49,075,020	16.3
Health Care	44,610,166	14.8
Industrials	31,030,052	10.3
Information Technology	27,815,834	9.2
Materials	21,071,364	7.0
Real Estate	10,794,976	3.6
Utilities	15,030,613	5.0
Short-Term Investments	4,684,963	1.6
Securities Lending Collateral	618,014	0.2

Total Investments In Securities At Value	298,020,620	98.9
Other Assets in Excess of Liabilities (e)	3,451,662	1.1

Net Assets	$301,472,282	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $933,415.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2019 amounted to $5,488,957, which represents approximately 1.82% of net assets of the fund.

(c)	Represents 7-day effective yield as of June 30, 2019.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $360,181 was received.
(e)	Includes appreciation/(depreciation) on futures contracts

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security.

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]14

Schedule of Investments	June 30, 2019 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND

Futures contracts outstanding as of June 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	50	9/2019	USD	$4,808,250	$(1,236)

					$(1,236)

USD - United States Dollar

See notes to Schedule of Investments.

[777467.PARTF]15

Schedule of Investments	June 30, 2019 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 98.2%

Brazil - 7.5%
B3 SA - Brasil Bolsa Balcao (1)*	231,200	$2,259,648
Banco Bradesco SA, ADR (1)	174,515	1,713,737
Banco do Brasil SA (1)*	166,300	2,329,096
Banco Santander Brasil SA, ADR (1)	30,579	362,973
Centrais Eletricas Brasileiras SA (1)	226,000	2,074,048
Cia de Saneamento Basico do Estado de Sao Paulo (1)*	109,100	1,336,492
Embraer SA, ADR (1)	9,597	193,188
Engie Brasil Energia SA (1)	32,600	370,151
Itausa - Investimentos Itau SA (Preference) (1)	286,295	963,276
Natura Cosmeticos SA (1)	39,700	585,789
Petrobras Distribuidora SA (1)	29,000	188,729
Petroleo Brasileiro SA (Preference) (1)	43,700	310,570
Porto Seguro SA (1)	36,100	488,861
Sul America SA (1)	187,897	1,837,891
TIM Participacoes SA, ADR (1)*	44,782	670,387
Vale SA, ADR (1)	174,876	2,350,333

		18,035,169

Chile - 1.7%
Banco de Chile, ADR (1)	17,249	512,123
Banco de Credito e Inversiones SA (1)	5,680	391,869
Banco Santander Chile, ADR (1)	56,197	1,681,414
Cencosud SA (1)	60,977	119,682
Empresas CMPC SA (1)	198,263	544,208
Empresas COPEC SA (1)	10,289	112,725
Enel Americas SA, ADR (1)	59,732	529,823
Enel Chile SA, ADR (1)	41,873	200,153
Latam Airlines Group SA, ADR (1)	12,306	115,307

		4,207,304

China - 30.2%
58.com, Inc., ADR (1)*	4,817	299,473
Agricultural Bank of China Ltd., Class A *	1,060,471	556,118
Agricultural Bank of China Ltd., Class H	1,964,000	821,988
Air China Ltd., Class H	624,000	627,435
Alibaba Group Holding Ltd., ADR (1)*	58,965	9,991,620
Alibaba Health Information Technology Ltd. *	798,000	764,817
Anhui Conch Cement Co. Ltd., Class H	512,500	3,206,873
ANTA Sports Products Ltd.	11,000	75,869
Autohome, Inc., ADR (1)*	2,981	255,233
BAIC Motor Corp. Ltd., Class H (a)	324,500	203,640
Baidu, Inc., ADR (1)*	12,555	1,473,455
Bank of China Ltd., Class A *	1,038,900	566,039
Bank of China Ltd., Class H	2,481,000	1,046,905
Bank of Communications Co. Ltd., Class H	180,000	136,679
China Cinda Asset Management Co. Ltd., Class H	633,000	145,877
China CITIC Bank Corp. Ltd., Class H	584,000	332,582
China Construction Bank Corp., Class H	4,040,000	3,482,496
China Everbright Bank Co. Ltd., Class H	145,000	66,466
China Evergrande Group	548,000	1,535,048
China Galaxy Securities Co. Ltd., Class H	477,000	282,998
China Hongqiao Group Ltd.	511,500	360,779

INVESTMENTS	SHARES	VALUE ($)
China - 30.2% (continued)
China Longyuan Power Group Corp. Ltd., Class H	653,000	$419,590
China Merchants Bank Co. Ltd., Class H	172,500	856,017
China Mobile Ltd.	540,175	4,917,573
China National Building Material Co. Ltd., Class H	156,000	136,465
China Oriental Group Co. Ltd.	218,000	127,602
China Overseas Land & Investment Ltd.	380,000	1,402,471
China Railway Construction Corp. Ltd., Class H	256,000	313,640
China Railway Group Ltd., Class H	235,000	178,724
China Resources Cement Holdings Ltd.	344,000	333,045
China Resources Land Ltd.	290,000	1,276,808
China Telecom Corp. Ltd., Class H	1,488,000	749,280
China Vanke Co. Ltd., Class H	214,000	802,356
Chongqing Rural Commercial Bank Co. Ltd., Class H	483,000	262,750
CITIC Ltd.	354,000	509,511
CITIC Securities Co. Ltd., Class H *	221,500	461,967
CNOOC Ltd., ADR (1)	7,880	1,342,358
Country Garden Holdings Co. Ltd.	1,591,000	2,418,713
Ctrip.com International Ltd., ADR (1)*	20,700	764,037
Far East Horizon Ltd.	224,000	229,129
Hua Hong Semiconductor Ltd. (a)	51,000	98,902
Huadian Power International Corp. Ltd., Class H	214,000	84,769
Huatai Securities Co. Ltd., Class H (a)(b)	243,600	419,303
Huazhu Group Ltd., ADR (1)	7,502	271,948
Industrial & Commercial Bank of China Ltd., Class H	2,668,000	1,947,430
Industrial Bank Co. Ltd., Class A *	63,643	169,662
JD.com, Inc., ADR (1)*	33,127	1,003,417
Jiangsu Hengrui Medicine Co. Ltd. *	26,738	257,324
Jiangxi Copper Co. Ltd., Class H	94,000	125,276
Momo, Inc., ADR (1)	6,789	243,046
NetEase, Inc., ADR (1)	3,700	946,349
New Oriental Education & Technology Group, Inc., ADR (1)*	7,867	759,795
Shandong Weigao Group Medical
Polymer Co. Ltd., Class H	496,000	450,087
SINA Corp. (1)*	3,734	161,047
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,354,000	539,209
Sinopharm Group Co. Ltd., Class H	21,200	74,647
Sinotruk Hong Kong Ltd.	847,500	1,468,406
TAL Education Group, ADR (1)*	16,458	627,050
Tencent Holdings Ltd.	283,400	12,820,852
Vipshop Holdings Ltd., ADR (1)*	24,408	210,641
Weibo Corp., ADR (1)*	2,743	119,458
Weichai Power Co. Ltd., Class H	1,588,000	2,685,992
Yum China Holdings, Inc. (1)	17,202	794,732
Zhongsheng Group Holdings Ltd.	809,000	2,255,690
ZTO Express Cayman, Inc., ADR (1)	13,959	266,896

		72,536,354

Hong Kong - 1.3%
Bank of Communications Co. Ltd. *	302,824	269,985
Haier Electronics Group Co. Ltd. *	677,000	1,878,552
Nine Dragons Paper Holdings Ltd.	78,000	69,223
SSY Group Ltd.	130,000	117,518
Sun Art Retail Group Ltd.	772,500	732,085

		3,067,363

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]16

Schedule of Investments	June 30, 2019 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Hungary - 0.2%
MOL Hungarian Oil & Gas plc	38,304	$425,219

India - 9.3%
Axis Bank Ltd., GDR *(c)	7,662	445,888
Coal India Ltd.	52,817	194,170
Dr Reddy’s Laboratories Ltd., ADR (1)	6,622	248,126
GAIL India Ltd.	96,640	436,641
Godrej Consumer Products Ltd.	12,669	121,808
Hindalco Industries Ltd.	372,397	1,116,845
Hindustan Unilever Ltd.	102,453	2,654,060
ICICI Bank Ltd., ADR (1)	58,787	740,128
Infosys Ltd., ADR (1)	300,445	3,214,762
InterGlobe Aviation Ltd. (a)	35,055	791,539
ITC Ltd.	305,848	1,212,811
JSW Steel Ltd.	166,948	668,779
Larsen & Toubro Ltd., GDR (c)	5,188	115,936
NTPC Ltd.	50,558	103,495
Oil & Natural Gas Corp. Ltd.	85,194	207,047
Reliance Industries Ltd., GDR *(a)	79,516	2,874,611
State Bank of India, GDR *(c)	1,844	95,504
Tata Consultancy Services Ltd.	132,090	4,262,473
Tech Mahindra Ltd.	95,758	980,538
Wipro Ltd., ADR (1)	262,713	1,137,547
Zee Entertainment Enterprises Ltd.	141,044	692,800

		22,315,508

Indonesia - 2.7%
Adaro Energy Tbk. PT	1,909,600	184,089
Bank Central Asia Tbk. PT	420,200	891,696
Bank Rakyat Indonesia Persero Tbk. PT	6,542,500	2,019,835
Bukit Asam Tbk. PT	897,400	188,228
Charoen Pokphand Indonesia Tbk. PT	446,200	149,457
Gudang Garam Tbk. PT	26,500	144,253
Hanjaya Mandala Sampoerna Tbk. PT	463,100	103,083
Indah Kiat Pulp & Paper Corp. Tbk. PT	1,454,300	966,674
Indofood CBP Sukses Makmur Tbk. PT	117,900	84,743
Indofood Sukses Makmur Tbk. PT	1,449,600	720,845
United Tractors Tbk. PT	504,100	1,005,804

		6,458,707

Malaysia - 2.6%
AirAsia Group Bhd.	2,300,192	1,519,223
Hong Leong Bank Bhd.	118,500	545,175
Malayan Banking Bhd.	588,800	1,265,898
Petronas Chemicals Group Bhd.	564,900	1,148,313
Petronas Gas Bhd.	26,000	109,266
Public Bank Bhd.	120,700	672,102
Sime Darby Bhd.	1,713,000	937,595
Top Glove Corp. Bhd.	142,700	169,623

		6,367,195

Mexico - 1.7%
Alfa SAB de CV, Class A (1)	2,316,093	2,275,819
El Puerto de Liverpool SAB de CV, Class C1 (1)	85,596	476,595
Grupo Financiero Banorte SAB de CV, Class O (1)	85,800	497,801
Grupo Financiero Inbursa SAB de CV, Class O (1)	51,000	73,762
Grupo Mexico SAB de CV, Series B(1)	97,800	259,713
Grupo Televisa SAB, ADR (1)	47,633	402,023
Wal-Mart de Mexico SAB de CV (1)	65,655	179,242

		4,164,955

INVESTMENTS	SHARES	VALUE ($)
Peru - 0.3%
Credicorp Ltd. (1)	3,587	$821,100

Philippines - 0.4%
Ayala Land, Inc.	183,900	182,445
BDO Unibank, Inc.	68,970	188,550
International Container Terminal Services, Inc.	124,280	355,087
JG Summit Holdings, Inc.	61,720	81,244
SM Investments Corp.	6,315	119,467

		926,793

Poland - 1.6%
Bank Polska Kasa Opieki SA	4,499	134,818
CD Projekt SA	14,167	820,001
Grupa Lotos SA	33,727	765,412
Jastrzebska Spolka Weglowa SA *	19,148	242,504
KGHM Polska Miedz SA *	7,868	218,447
LPP SA	173	354,274
PGE Polska Grupa Energetyczna SA *	233,477	600,469
Polskie Gornictwo Naftowe i Gazownictwo SA	321,016	456,880
Powszechna Kasa Oszczednosci Bank Polski SA	16,584	190,352

		3,783,157

Romania - 0.1%
NEPI Rockcastle plc	16,269	149,354

Russia - 3.9%
Gazprom PJSC, ADR	235,514	1,728,358
LUKOIL PJSC, ADR	21,714	1,835,699
Magnit PJSC, GDR (c)	23,899	349,646
MMC Norilsk Nickel PJSC, ADR (1)	23,567	530,729
Novatek PJSC, GDR (c)	3,867	822,009
Novolipetsk Steel PJSC, GDR (c)	33,164	837,669
Rosneft Oil Co. PJSC, GDR (c)	68,272	447,968
Severstal PJSC, GDR (c)	93,115	1,570,804
Surgutneftegas PJSC, ADR	88,464	364,351
Tatneft PJSC, ADR	12,791	945,952

		9,433,185

South Africa - 5.7%
Absa Group Ltd.	34,911	436,567
Anglo American Platinum Ltd.	1,547	92,046
Exxaro Resources Ltd.	27,426	335,840
FirstRand Ltd.	180,623	879,720
Foschini Group Ltd. (The)	50,408	645,881
Growthpoint Properties Ltd., REIT	84,208	145,429
Investec Ltd.	143,274	931,984
Kumba Iron Ore Ltd.	92,943	3,294,958
Naspers Ltd., Class N	2,746	664,670
Nedbank Group Ltd.	13,970	251,294
Netcare Ltd.	90,070	114,889
Pick n Pay Stores Ltd.	52,284	255,224
Redefine Properties Ltd., REIT	217,038	139,472
Remgro Ltd.	28,077	374,625
RMB Holdings Ltd.	38,787	232,662
Standard Bank Group Ltd.	72,199	1,008,602
Telkom SA SOC Ltd.	344,393	2,252,334
Truworths International Ltd.	353,835	1,756,225

		13,812,422

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]17

Schedule of Investments	June 30, 2019 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
South Korea - 13.0%
Daelim Industrial Co. Ltd.	26,854	$2,677,984
DB Insurance Co. Ltd.	12,035	617,637
DGB Financial Group, Inc.	10,226	72,224
Doosan Bobcat, Inc.	36,728	1,158,122
GS Engineering & Construction Corp.	36,656	1,282,856
Hana Financial Group, Inc.	25,758	834,877
Hanwha Corp.	36,859	853,754
Hanwha Life Insurance Co. Ltd.	29,659	84,220
Hyundai Department Store Co. Ltd.	8,475	607,810
Hyundai Engineering & Construction Co. Ltd.	41,567	1,932,731
Hyundai Marine & Fire Insurance Co. Ltd.	53,344	1,314,809
Industrial Bank of Korea	9,255	112,679
Kia Motors Corp.	28,143	1,073,622
Korea Investment Holdings Co. Ltd.	11,723	820,504
Korea Zinc Co. Ltd.	1,360	560,932
Korean Air Lines Co. Ltd.	44,518	1,118,134
KT&G Corp.	814	69,463
Kumho Petrochemical Co. Ltd.	12,430	1,049,669
LG Electronics, Inc.	43,642	3,002,840
NCSoft Corp.	1,704	704,906
NH Investment & Securities Co. Ltd.	12,852	161,770
POSCO	1,705	361,946
Posco International Corp.	7,762	123,619
S-1 Corp.	1,090	92,096
Samsung Electronics Co. Ltd.	240,953	9,811,689
Samsung Securities Co. Ltd.	3,954	134,118
SK Hynix, Inc.	10,806	649,974

		31,284,985

Taiwan - 10.7%
Chailease Holding Co. Ltd.	133,000	551,152
China Airlines Ltd.	489,000	154,857
China Development Financial Holding Corp.	656,000	200,238
China Life Insurance Co. Ltd.	1,599,981	1,280,584
China Steel Corp.	88,000	70,724
CTBC Financial Holding Co. Ltd.	1,829,559	1,258,027
E.Sun Financial Holding Co. Ltd.	1,677,498	1,405,067
Eva Airways Corp.	1,460,322	702,183
Feng TAY Enterprise Co. Ltd.	52,000	406,188
First Financial Holding Co. Ltd.	2,128,797	1,563,669
Fubon Financial Holding Co. Ltd. *	301,000	444,804
Globalwafers Co. Ltd.	38,000	386,595
Mega Financial Holding Co. Ltd.	603,000	600,190
Nanya Technology Corp. *	466,000	968,828
Pou Chen Corp.	859,000	1,065,323
Ruentex Industries Ltd.	46,000	112,052
Shanghai Commercial & Savings Bank Ltd. (The)	101,000	182,999
Shin Kong Financial Holding Co. Ltd.	5,660,885	1,720,429
SinoPac Financial Holdings Co. Ltd.	818,000	343,861
Taishin Financial Holding Co. Ltd.	360,555	166,112
Taiwan Business Bank	4,062,040	1,787,652
Taiwan Cooperative Financial Holding Co. Ltd.	287,100	192,416
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	130,054	5,094,215
Uni-President Enterprises Corp.	722,000	1,923,178

INVESTMENTS	SHARES	VALUE ($)
Taiwan - 10.7% (continued)
Walsin Technology Corp.	13,000	$69,070
Yageo Corp.	106,000	905,551
Yuanta Financial Holding Co. Ltd.	829,000	498,328
Zhen Ding Technology Holding Ltd.	499,000	1,596,413

		25,650,705

Thailand - 3.3%
Bangkok Bank PCL, NVDR	296,700	1,906,913
Bangkok Dusit Medical Services PCL, NVDR	81,100	68,779
Central Pattana PCL, NVDR	36,900	90,278
Kasikornbank PCL, NVDR	66,300	406,650
Krung Thai Bank PCL, NVDR	1,973,700	1,255,390
PTT Exploration & Production PCL, NVDR	100,100	441,960
PTT Global Chemical PCL, NVDR	842,300	1,759,516
Siam Cement PCL (The), NVDR	106,000	1,631,539
Siam Commercial Bank PCL (The), NVDR	92,600	421,426

		7,982,451

Turkey - 0.5%
Arcelik A/S *	77,070	258,512
KOC Holding A/S	85,275	257,344
TAV Havalimanlari Holding A/S	28,093	130,837
Turkiye Garanti Bankasi A/S *	76,077	119,462
Turkiye Is Bankasi A/S, Class C *	126,109	131,517
Turkiye Sise ve Cam Fabrikalari A/S	265,468	237,764

		1,135,436

United Kingdom - 0.6%
Mondi Ltd.	66,079	1,485,583

United States - 0.9%
JBS SA (1)	415,200	2,277,142

TOTAL COMMON STOCKS (Cost $194,316,515)		236,320,087

SHORT-TERM INVESTMENTS - 0.9%

INVESTMENT COMPANIES - 0.9%
Limited Purpose Cash Investment Fund, 2.36% (1)(d)
(Cost $2,138,697)	2,138,861	2,139,289

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.1% (Cost $196,455,212)		238,459,376

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9% (e)		2,210,012

NET ASSETS - 100.0%		$240,669,388

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]18

Schedule of Investments	June 30, 2019 (Unaudited)

AQR EMERGING MULTI-STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$27,528,215	11.4%
Consumer Discretionary	29,449,710	12.2
Consumer Staples	11,682,511	4.9
Energy	14,989,251	6.2
Financials	57,883,064	24.1
Health Care	2,265,811	0.9
Industrials	23,277,291	9.7
Information Technology	29,176,557	12.1
Materials	25,660,405	10.7
Real Estate	8,142,376	3.4
Utilities	6,264,896	2.6
Short-Term Investments	2,139,289	0.9

Total Investments In Securities At Value	238,459,376	99.1
Other Assets in Excess of Liabilities (e)	2,210,012	0.9

Net Assets	$240,669,388	100.0%

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2019 amounted to $4,387,995, which represents approximately 1.82% of net assets of the fund.

(b)	The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $314,278; additional non-cash collateral of $330,185 was received.
(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30, 2019, the value of these securities amounted to $4,685,424 or 1.95% of net assets.

(d)	Represents 7-day effective yield as of June 30, 2019.
(e)	Includes appreciation/(depreciation) on futures contracts

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security.

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

Futures contracts outstanding as of June 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	43	9/2019	USD	$2,264,810	$102,731

					$102,731

USD - United States Dollar

See notes to Schedule of Investments.

[777467.PARTF]19

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 96.7%

Aerospace & Defense - 3.2%
Boeing Co. (The)	8,439	$3,071,880
Huntington Ingalls Industries, Inc.	7,742	1,739,937
L3 Technologies, Inc.	1,491	365,549
Raytheon Co.	11,163	1,941,022
Spirit AeroSystems Holdings, Inc., Class A	17,453	1,420,151
Teledyne Technologies, Inc. *	2,603	712,884
Textron, Inc.	17,008	902,104

		10,153,527

Airlines - 1.4%
Delta Air Lines, Inc.	1,759	99,823
JetBlue Airways Corp. *	33,603	621,320
United Continental Holdings, Inc. *	41,799	3,659,502

		4,380,645

Banks - 5.7%
Bank of America Corp.	69,166	2,005,814
Citigroup, Inc.	25,449	1,782,193
Citizens Financial Group, Inc.	14,425	510,068
Fifth Third Bancorp	13,001	362,728
JPMorgan Chase & Co.	47,907	5,356,003
PNC Financial Services Group, Inc. (The)	727	99,803
Popular, Inc.	69,071	3,746,411
SunTrust Banks, Inc.	4,947	310,919
US Bancorp	16,190	848,356
Wells Fargo & Co.	59,132	2,798,126

		17,820,421

Biotechnology - 3.6%
Alexion Pharmaceuticals, Inc. *	2,442	319,853
Amgen, Inc.	7,286	1,342,664
Biogen, Inc. *	16,891	3,950,298
Celgene Corp. *	7,520	695,149
Exelixis, Inc. *	198,282	4,237,287
Ionis Pharmaceuticals, Inc. *	10,534	677,020
United Therapeutics Corp. *	1,433	111,860

		11,334,131

Capital Markets - 1.7%
Ameriprise Financial, Inc.	11,756	1,706,501
Bank of New York Mellon Corp. (The)	6,687	295,231
CME Group, Inc.	11,126	2,159,668
Evercore, Inc., Class A	1,687	149,418
LPL Financial Holdings, Inc.	4,862	396,593
Morgan Stanley	5,289	231,711
MSCI, Inc.	908	216,821
S&P Global, Inc.	807	183,827

		5,339,770

Chemicals - 1.0%
Celanese Corp.	5,419	584,168
Dow, Inc.	8,590	423,573
LyondellBasell Industries NV, Class A	25,570	2,202,344

		3,210,085

Commercial Services & Supplies - 1.0%
Cintas Corp.	1,315	312,036
Copart, Inc. *	5,071	379,006
Republic Services, Inc.	1,912	165,656

INVESTMENTS	SHARES	VALUE ($)
Commercial Services & Supplies - 1.0% (continued)
Rollins, Inc.	3,724	$133,580
Waste Management, Inc.	18,416	2,124,654

		3,114,932

Communications Equipment - 2.2%
Cisco Systems, Inc.	103,851	5,683,765
F5 Networks, Inc. *	4,847	705,869
Ubiquiti Networks, Inc. (a)	4,126	542,569

		6,932,203

Consumer Finance - 0.5%
Capital One Financial Corp.	2,959	268,500
Credit Acceptance Corp. *	229	110,797
Discover Financial Services	1,777	137,877
OneMain Holdings, Inc.	3,037	102,681
Synchrony Financial	27,942	968,749

		1,588,604

Distributors - 0.0% (b)
LKQ Corp. *	2,069	55,056

Diversified Consumer Services - 0.9%
Graham Holdings Co., Class B	1,324	913,600
Grand Canyon Education, Inc. *	4,390	513,718
H&R Block, Inc.	15,459	452,948
ServiceMaster Global Holdings, Inc. *	16,713	870,580

		2,750,846

Diversified Financial Services - 1.6%
AXA Equitable Holdings, Inc.	26,627	556,504
Berkshire Hathaway, Inc., Class B *	21,313	4,543,292

		5,099,796

Diversified Telecommunication Services - 0.3%
Verizon Communications, Inc.	16,241	927,848

Electric Utilities - 2.4%
American Electric Power Co., Inc.	7,418	652,858
Exelon Corp.	99,051	4,748,505
OGE Energy Corp.	9,794	416,833
Pinnacle West Capital Corp.	17,149	1,613,549

		7,431,745

Electrical Equipment - 0.4%
Eaton Corp. plc	14,082	1,172,749

Electronic Equipment, Instruments & Components - 1.5%
Arrow Electronics, Inc. *	8,314	592,539
CDW Corp.	16,320	1,811,520
Jabil, Inc.	7,192	227,267
Zebra Technologies Corp., Class A *	9,867	2,067,038

		4,698,364

Entertainment - 0.9%
Viacom, Inc., Class B	60,509	1,807,404
Walt Disney Co. (The)	7,900	1,103,156

		2,910,560

Equity Real Estate Investment Trusts (REITs) - 0.1%
American Tower Corp.	1,403	286,843

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]20

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Food & Staples Retailing - 2.1%
Costco Wholesale Corp.	6,631	$1,752,308
Kroger Co. (The)	82,488	1,790,815
Walmart, Inc.	27,903	3,083,002

		6,626,125

Food Products - 1.1%
Archer-Daniels-Midland Co.	24,962	1,018,449
Pilgrim’s Pride Corp. *	29,605	751,671
Tyson Foods, Inc., Class A	19,863	1,603,739

		3,373,859

Health Care Equipment & Supplies - 2.7%
Abbott Laboratories	12,511	1,052,175
Baxter International, Inc.	19,226	1,574,609
Danaher Corp.	24,991	3,571,714
Edwards Lifesciences Corp. *	949	175,318
Masimo Corp. *	3,136	466,700
Medtronic plc	16,000	1,558,240

		8,398,756

Health Care Providers & Services - 4.1%
Anthem, Inc.	7,828	2,209,140
Cigna Corp.	1,272	200,404
HCA Healthcare, Inc.	23,456	3,170,548
Humana, Inc.	4,954	1,314,296
MEDNAX, Inc. *	19,866	501,219
Molina Healthcare, Inc. *	10,673	1,527,733
UnitedHealth Group, Inc.	7,879	1,922,555
Universal Health Services, Inc., Class B	15,152	1,975,669

		12,821,564

Hotels, Restaurants & Leisure - 1.6%
Carnival Corp.	8,980	418,019
Darden Restaurants, Inc.	15,496	1,886,328
McDonald’s Corp.	1,933	401,407
Norwegian Cruise Line Holdings Ltd. *	29,180	1,564,923
Starbucks Corp.	9,865	826,983

		5,097,660

Household Durables - 0.5%
PulteGroup, Inc.	45,396	1,435,422

Household Products - 2.1%
Procter & Gamble Co. (The)	60,419	6,624,943

Independent Power and Renewable Electricity Producers - 0.1%
Vistra Energy Corp.	7,299	165,249

Insurance - 7.7%
Aflac, Inc.	37,390	2,049,346
Allstate Corp. (The)	36,129	3,673,958
American Financial Group, Inc.	2,020	206,990
Arch Capital Group Ltd. *	10,599	393,011
Assurant, Inc.	6,651	707,533
Assured Guaranty Ltd.	51,535	2,168,593
Athene Holding Ltd., Class A *	26,387	1,136,224
Brighthouse Financial, Inc. *	12,535	459,909
Chubb Ltd.	5,879	865,918
Everest Re Group Ltd.	9,920	2,452,026
Fidelity National Financial, Inc.	3,046	122,754
First American Financial Corp.	14,023	753,035
Hanover Insurance Group, Inc. (The)	1,071	137,409
Lincoln National Corp.	9,569	616,722
MetLife, Inc.	29,549	1,467,699

INVESTMENTS	SHARES	VALUE ($)
Insurance - 7.7% (continued)
Old Republic International Corp.	52,645	$1,178,195
Progressive Corp. (The)	34,657	2,770,134
Reinsurance Group of America, Inc.	7,701	1,201,587
Travelers Cos., Inc. (The)	11,233	1,679,558

		24,040,601

Interactive Media & Services - 6.1%
Alphabet, Inc., Class A *	5,641	6,108,075
Alphabet, Inc., Class C *	3,173	3,429,727
Facebook, Inc., Class A *	37,701	7,276,293
IAC/InterActiveCorp *	2,351	511,413
TripAdvisor, Inc. *	30,734	1,422,677
Twitter, Inc. *	12,523	437,053

		19,185,238

Internet & Direct Marketing Retail - 1.7%
Amazon.com, Inc. *	2,860	5,415,782

IT Services - 4.5%
Accenture plc, Class A	7,680	1,419,034
Akamai Technologies, Inc. *	26,925	2,157,769
Alliance Data Systems Corp.	1,082	151,621
Booz Allen Hamilton Holding Corp.	13,714	908,004
Cognizant Technology Solutions Corp., Class A	17,950	1,137,850
DXC Technology Co.	15,399	849,255
EPAM Systems, Inc. *	3,486	603,426
Euronet Worldwide, Inc. *	2,111	355,155
International Business Machines Corp.	10,179	1,403,684
Leidos Holdings, Inc.	7,527	601,031
Mastercard, Inc., Class A	527	139,407
PayPal Holdings, Inc. *	7,676	878,595
Total System Services, Inc.	1,970	252,692
VeriSign, Inc. *	3,517	735,616
Visa, Inc., Class A	12,591	2,185,168
Worldpay, Inc. *	3,372	413,239

		14,191,546

Life Sciences Tools & Services - 2.9%
Charles River Laboratories
International, Inc. *	12,607	1,788,933
IQVIA Holdings, Inc. *	16,895	2,718,406
PRA Health Sciences, Inc. *	7,455	739,163
Thermo Fisher Scientific, Inc.	12,961	3,806,387

		9,052,889

Machinery - 1.1%
Allison Transmission Holdings, Inc.	5,629	260,904
Cummins, Inc.	2,375	406,933
Ingersoll-Rand plc	2,242	283,994
Oshkosh Corp.	25,919	2,163,977
Snap-on, Inc.	993	164,481

		3,280,289

Media - 1.4%
AMC Networks, Inc., Class A *	32,856	1,790,323
Comcast Corp., Class A	45,860	1,938,961
Discovery, Inc., Class A *	18,210	559,047

		4,288,331

Multiline Retail - 0.9%
Kohl’s Corp.	36,071	1,715,176
Target Corp.	14,078	1,219,296

		2,934,472

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]21

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Multi-Utilities - 1.1%
Ameren Corp.	16,399	$1,231,729
Consolidated Edison, Inc.	6,647	582,809
DTE Energy Co.	8,431	1,078,156
Public Service Enterprise Group, Inc.	10,287	605,081

		3,497,775

Oil, Gas & Consumable Fuels - 1.1%
Anadarko Petroleum Corp.	5,603	395,347
ConocoPhillips	24,946	1,521,706
Diamondback Energy, Inc.	608	66,254
HollyFrontier Corp.	16,879	781,160
PBF Energy, Inc., Class A	8,784	274,939
Pioneer Natural Resources Co.	794	122,165
Whiting Petroleum Corp. *	7,616	142,267

		3,303,838

Personal Products - 0.2%
Estee Lauder Cos., Inc. (The), Class A	2,294	420,054
Nu Skin Enterprises, Inc., Class A	1,653	81,526

		501,580

Pharmaceuticals - 3.9%
Eli Lilly & Co.	5,696	631,060
Jazz Pharmaceuticals plc *	2,739	390,472
Johnson & Johnson	24,955	3,475,732
Merck & Co., Inc.	50,378	4,224,195
Mylan NV *	6,619	126,026
Pfizer, Inc.	75,992	3,291,974

		12,139,459

Professional Services - 0.5%
ManpowerGroup, Inc.	4,080	394,128
Robert Half International, Inc.	22,382	1,275,998

		1,670,126

Road & Rail - 0.5%
AMERCO	593	224,480
CSX Corp.	14,768	1,142,600
Norfolk Southern Corp.	669	133,352
Ryder System, Inc.	3,038	177,115

		1,677,547

Semiconductors & Semiconductor Equipment - 4.2%
Intel Corp.	78,238	3,745,253
Lam Research Corp.	10,076	1,892,676
Micron Technology, Inc. *	103,357	3,988,547
ON Semiconductor Corp. *	30,250	611,353
Skyworks Solutions, Inc.	3,046	235,364
Texas Instruments, Inc.	11,496	1,319,281
Xilinx, Inc.	10,011	1,180,497

		12,972,971

Software - 7.9%
Adobe, Inc. *	7,762	2,287,073
Cadence Design Systems, Inc. *	30,455	2,156,519
Fortinet, Inc. *	27,321	2,099,072
Intuit, Inc.	1,554	406,107
Manhattan Associates, Inc. *	4,944	342,768
Microsoft Corp.	91,729	12,288,017
Oracle Corp.	30,452	1,734,850
Paycom Software, Inc. *	5,199	1,178,717
Red Hat, Inc. *	1,863	349,797
VMware, Inc., Class A	12,055	2,015,717

		24,858,637

INVESTMENTS	SHARES	VALUE ($)
Specialty Retail - 2.9%
Advance Auto Parts, Inc.	6,228	$959,984
AutoZone, Inc. *	155	170,418
Best Buy Co., Inc.	11,634	811,239
Dick’s Sporting Goods, Inc.	22,802	789,633
Foot Locker, Inc.	43,118	1,807,506
Home Depot, Inc. (The)	4,165	866,195
Ross Stores, Inc.	2,106	208,747
TJX Cos., Inc. (The)	19,289	1,020,002
Urban Outfitters, Inc. *	44,048	1,002,092
Williams-Sonoma, Inc.	21,665	1,408,225

		9,044,041

Technology Hardware, Storage & Peripherals - 3.2%
Apple, Inc.	47,489	9,399,023
Xerox Corp.	12,826	454,169

		9,853,192

Textiles, Apparel & Luxury Goods - 1.4%
Columbia Sportswear Co.	2,204	220,753
Lululemon Athletica, Inc. *	11,821	2,130,262
NIKE, Inc., Class B	18,283	1,534,858
Skechers U.S.A., Inc., Class A *	18,826	592,831

		4,478,704

Thrifts & Mortgage Finance - 0.0% (b)
New York Community Bancorp, Inc.	5,186	51,756

Tobacco - 0.7%
Altria Group, Inc.	18,086	856,372
Philip Morris International, Inc.	17,038	1,337,994

		2,194,366

Trading Companies & Distributors - 0.1%
Air Lease Corp.	4,062	167,923

TOTAL COMMON STOCKS (Cost $247,152,366)		302,552,766

SHORT-TERM INVESTMENTS - 3.2%

INVESTMENT COMPANIES - 3.2%
Limited Purpose Cash Investment Fund, 2.36% (c)
(Cost $9,978,136)	9,979,622	9,981,618

SECURITIES LENDING COLLATERAL - 0.1%

Investment Companies - 0.1%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.26% (c)(d)	84,701	84,701
Limited Purpose Cash Investment Fund 2.36% (c)(d)	411,114	411,196

TOTAL SECURITIES LENDING COLLATERAL (Cost $495,815)		495,897

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.0% (Cost $257,626,317)		313,030,281

LIABILITIES IN EXCESS OF OTHER ASSETS - 0.0% (b)(e)		(154,303)

NET ASSETS - 100.0%		$312,875,978

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]22

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM LARGE CAP MULTI-STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$27,311,977	8.7%
Consumer Discretionary	31,211,983	10.0
Consumer Staples	19,320,874	6.2
Energy	3,303,839	1.1
Financials	53,940,948	17.2
Health Care	53,746,798	17.2
Industrials	25,617,738	8.2
Information Technology	73,506,911	23.5
Materials	3,210,085	1.0
Real Estate	286,843	0.1
Utilities	11,094,770	3.5
Short-Term Investments	9,981,618	3.2
Securities Lending Collateral	495,897	0.1

Total Investments In Securities At Value	313,030,281	100.0
Liabilities in Excess of Other Assets (e)	(154,303)	0.0 (b)

Net Assets	$312,875,978	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $485,477.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of June 30, 2019.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820.

Futures contracts outstanding as of June 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	48	9/2019	USD	$7,066,080	$118,188

					$118,188

USD - United States Dollar

See notes to Schedule of Investments.

[777467.PARTF]23

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 99.2%

Aerospace & Defense - 1.8%
AAR Corp.	287	$10,559
Aerovironment, Inc. *	638	36,219
Astronics Corp. *	2,114	85,025
Axon Enterprise, Inc. *	944	60,614
Mercury Systems, Inc. *	765	53,818
Moog, Inc., Class A	620	58,038
National Presto Industries, Inc.	189	17,632
Vectrus, Inc. *	2,498	101,319
Wesco Aircraft Holdings, Inc. *	860	9,546

		432,770

Airlines - 0.5%
Allegiant Travel Co.	100	14,350
Hawaiian Holdings, Inc.	353	9,683
SkyWest, Inc.	613	37,191
Spirit Airlines, Inc. *	1,087	51,882

		113,106

Auto Components - 0.1%
American Axle & Manufacturing
Holdings, Inc. *	805	10,272
Tower International, Inc.	503	9,808

		20,080

Automobiles - 0.0% (a)
Winnebago Industries, Inc.	192	7,421

Banks - 5.6%
BancFirst Corp.	657	36,569
Bancorp, Inc. (The) *	2,715	24,218
BancorpSouth Bank	439	12,749
Bank of NT Butterfield & Son Ltd. (The)	237	8,049
Cathay General Bancorp	2,792	100,261
Chemical Financial Corp.	832	34,204
City Holding Co.	216	16,472
Enterprise Financial Services Corp.	446	18,554
Fidelity Southern Corp.	700	21,679
First Bancorp/PR	10,424	115,081
First Financial Bancorp	483	11,698
First Interstate BancSystem, Inc., Class A	1,069	42,343
First Merchants Corp.	935	35,437
First Midwest Bancorp, Inc.	601	12,302
Fulton Financial Corp.	3,892	63,712
Great Southern Bancorp, Inc.	558	33,396
Great Western Bancorp, Inc.	2,297	82,049
Hancock Whitney Corp.	1,601	64,136
Heartland Financial USA, Inc.	280	12,524
Hope Bancorp, Inc.	1,248	17,197
IBERIABANK Corp.	730	55,370
Independent Bank Corp./MA	156	11,879
International Bancshares Corp.	3,095	116,712
NBT Bancorp, Inc.	785	29,445
OFG Bancorp	8,151	193,749
Old National Bancorp	1,547	25,665
Preferred Bank	505	23,861
Simmons First National Corp., Class A	1,883	43,799
Trustmark Corp.	1,383	45,985
United Bankshares, Inc.	317	11,758

		1,320,853

INVESTMENTS	SHARES	VALUE ($)
Beverages - 1.9%
Boston Beer Co., Inc. (The), Class A *	539	$203,613
Coca-Cola Consolidated, Inc.	331	99,052
National Beverage Corp. (b)	3,332	148,707

		451,372

Biotechnology - 7.6%
ACADIA Pharmaceuticals, Inc. *	1,418	37,903
Amicus Therapeutics, Inc. *	1,954	24,386
Arena Pharmaceuticals, Inc. *	730	42,800
Array BioPharma, Inc. *	2,096	97,108
Arrowhead Pharmaceuticals, Inc. *(b)	7,145	189,342
BioSpecifics Technologies Corp. *	688	41,080
CareDx, Inc. *	2,322	83,569
Catalyst Pharmaceuticals, Inc. *	1,961	7,530
Denali Therapeutics, Inc. *	493	10,235
Eagle Pharmaceuticals, Inc. *	1,139	63,420
Emergent BioSolutions, Inc. *	2,457	118,698
Enanta Pharmaceuticals, Inc. *	1,516	127,920
Genomic Health, Inc. *	2,937	170,845
Halozyme Therapeutics, Inc. *	1,617	27,780
Insmed, Inc. *	1,004	25,702
Intercept Pharmaceuticals, Inc. *	320	25,462
Invitae Corp. *	1,962	46,107
Ligand Pharmaceuticals, Inc. *	750	85,613
Myriad Genetics, Inc. *	2,804	77,895
PDL BioPharma, Inc. *	5,514	17,314
Portola Pharmaceuticals, Inc. *	648	17,580
REGENXBIO, Inc. *	1,308	67,192
Repligen Corp. *	2,579	221,665
Spark Therapeutics, Inc. *	370	37,881
Ultragenyx Pharmaceutical, Inc. *	356	22,606
Veracyte, Inc. *	947	26,999
Vericel Corp. *	4,807	90,804
Viking Therapeutics, Inc. *	1,243	10,317

		1,815,753

Building Products - 0.4%
Builders FirstSource, Inc. *	2,815	47,461
Patrick Industries, Inc. *	951	46,780

		94,241

Capital Markets - 1.0%
Blucora, Inc. *	321	9,749
Cowen, Inc., Class A *	631	10,847
Oppenheimer Holdings, Inc., Class A	4,012	109,207
Waddell & Reed Financial, Inc., Class A	7,147	119,140

		248,943

Commercial Services & Supplies - 2.0%
ABM Industries, Inc.	1,268	50,720
ACCO Brands Corp.	1,922	15,126
Advanced Disposal Services, Inc. *	863	27,538
Ennis, Inc.	4,365	89,570
Herman Miller, Inc.	2,387	106,699
HNI Corp.	605	21,405
Kimball International, Inc., Class B	1,343	23,409
Pitney Bowes, Inc.	2,007	8,590
Steelcase, Inc., Class A	6,129	104,806
Tetra Tech, Inc.	213	16,731
UniFirst Corp.	111	20,931

		485,525

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]24

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Communications Equipment - 1.2%
Ciena Corp. *	3,205	$131,821
Comtech Telecommunications Corp.	3,306	92,932
Digi International, Inc. *	1,210	15,343
Finisar Corp. *	1,716	39,245
NetScout Systems, Inc. *	307	7,795

		287,136

Construction & Engineering - 0.9%
EMCOR Group, Inc.	1,036	91,272
Great Lakes Dredge & Dock Corp. *	9,736	107,485
MYR Group, Inc. *	366	13,670
Tutor Perini Corp. *	503	6,977

		219,404

Construction Materials - 0.1%
Summit Materials, Inc., Class A *	1,368	26,334
US Concrete, Inc. *	110	5,466

		31,800

Distributors - 0.0% (a)
Core-Mark Holding Co., Inc.	182	7,229

Diversified Consumer Services - 1.3%
Adtalem Global Education, Inc. *	625	28,156
American Public Education, Inc. *	3,746	110,807
K12, Inc. *	4,327	131,584
Weight Watchers International, Inc. *	1,522	29,070

		299,617

Diversified Telecommunication Services - 0.6%
ATN International, Inc.	414	23,900
Iridium Communications, Inc. *	3,989	92,784
Vonage Holdings Corp. *	2,491	28,223

		144,907

Electric Utilities - 1.5%
El Paso Electric Co.	648	42,379
Portland General Electric Co.	5,666	306,927

		349,306

Electrical Equipment - 2.2%
Atkore International Group, Inc. *	6,716	173,743
Encore Wire Corp.	1,073	62,856
EnerSys	924	63,294
Generac Holdings, Inc. *	1,899	131,810
Sunrun, Inc. *	2,153	40,390
Vicor Corp. *	1,926	59,802

		531,895

Electronic Equipment, Instruments & Components - 3.0%
AVX Corp.	825	13,695
Fabrinet (Thailand) *	1,618	80,366
Insight Enterprises, Inc. *	2,935	170,817
KEMET Corp.	7,033	132,291
PC Connection, Inc.	2,641	92,382
SYNNEX Corp.	127	12,497
Tech Data Corp. *	1,478	154,599
Vishay Intertechnology, Inc.	2,908	48,040

		704,687

INVESTMENTS	SHARES	VALUE ($)
Energy Equipment & Services - 0.2%
Mammoth Energy Services, Inc.	1,384	$9,522
Smart Sand, Inc. *	13,930	33,989

		43,511

Entertainment - 1.5%
AMC Entertainment Holdings, Inc., Class A	4,424	41,276
Glu Mobile, Inc. *	12,182	87,467
Marcus Corp. (The)	1,425	46,968
World Wrestling Entertainment, Inc., Class A	2,420	174,748

		350,459

Equity Real Estate Investment Trusts (REITs) - 2.9%
Americold Realty Trust	1,319	42,762
Braemar Hotels & Resorts, Inc.	3,082	30,512
CoreCivic, Inc.	1,834	38,074
Cousins Properties, Inc.	863	31,215
DiamondRock Hospitality Co.	6,238	64,501
EastGroup Properties, Inc.	272	31,546
First Industrial Realty Trust, Inc.	2,028	74,509
GEO Group, Inc. (The)	1,491	31,326
Lexington Realty Trust	1,345	12,656
LTC Properties, Inc.	246	11,232
Mack-Cali Realty Corp.	1,073	24,990
National Health Investors, Inc.	498	38,859
NorthStar Realty Europe Corp.	2,795	45,922
Piedmont Office Realty Trust, Inc., Class A	1,162	23,159
PS Business Parks, Inc.	107	18,033
RLJ Lodging Trust	2,315	41,068
RPT Realty	1,446	17,511
Sabra Health Care REIT, Inc.	2,482	48,870
Xenia Hotels & Resorts, Inc.	2,619	54,606

		681,351

Food & Staples Retailing - 0.5%
BJ’s Wholesale Club Holdings, Inc. *	1,475	38,940
Ingles Markets, Inc., Class A	1,363	42,430
Natural Grocers by Vitamin Cottage, Inc. *	1,153	11,588
Weis Markets, Inc.	629	22,902

		115,860

Food Products - 0.6%
Cal-Maine Foods, Inc.	1,553	64,791
John B Sanfilippo & Son, Inc.	657	52,357
Lancaster Colony Corp.	167	24,816

		141,964

Gas Utilities - 0.5%
New Jersey Resources Corp.	241	11,994
ONE Gas, Inc.	1,039	93,822
Southwest Gas Holdings, Inc.	89	7,976

		113,792

Health Care Equipment & Supplies - 4.5%
Globus Medical, Inc., Class A *	3,168	134,006
Haemonetics Corp. *	1,401	168,596
Integer Holdings Corp. *	1,714	143,839
IntriCon Corp. *	2,340	54,662
iRadimed Corp. *	878	17,955
Lantheus Holdings, Inc. *	3,306	93,560
Merit Medical Systems, Inc. *	1,483	88,328
NuVasive, Inc. *	225	13,172

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]25

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Health Care Equipment & Supplies - 4.5% (continued)
Quidel Corp. *	1,417	$84,057
STAAR Surgical Co. *	2,759	81,059
Surmodics, Inc. *	272	11,742
Tactile Systems Technology, Inc. *	489	27,834
Tandem Diabetes Care, Inc. *	2,309	148,977

		1,067,787

Health Care Providers & Services - 3.8%
Addus HomeCare Corp. *	290	21,735
Amedisys, Inc. *	1,612	195,713
AMN Healthcare Services, Inc. *	1,940	105,245
BioTelemetry, Inc. *	1,487	71,599
CorVel Corp. *	469	40,808
Ensign Group, Inc. (The)	3,266	185,901
HealthEquity, Inc. *	511	33,419
LHC Group, Inc. *	71	8,490
Magellan Health, Inc. *	539	40,010
Patterson Cos., Inc.	5,162	118,210
Select Medical Holdings Corp. *	1,362	21,615
Tenet Healthcare Corp. *	3,105	64,149

		906,894

Health Care Technology - 1.8%
HMS Holdings Corp. *	6,393	207,069
NextGen Healthcare, Inc. *	719	14,308
Omnicell, Inc. *	2,129	183,158
Teladoc Health, Inc. *	202	13,415

		417,950

Hotels, Restaurants & Leisure - 1.0%
BJ’s Restaurants, Inc.	962	42,270
Brinker International, Inc. (b)	1,603	63,078
Cheesecake Factory, Inc. (The) (b)	255	11,149
Cracker Barrel Old Country Store, Inc.	195	33,292
Dave & Buster’s Entertainment, Inc.	623	25,213
Eldorado Resorts, Inc. *	159	7,325
Planet Fitness, Inc., Class A *	498	36,075
Ruth’s Hospitality Group, Inc.	1,008	22,892

		241,294

Household Durables - 1.0%
iRobot Corp. *(b)	339	31,066
La-Z-Boy, Inc.	329	10,087
Roku, Inc. *	288	26,087
Turtle Beach Corp. *(b)	15,387	177,874

		245,114

Household Products - 0.1%
WD-40 Co.	128	20,357

Insurance - 4.4%
American Equity Investment Life Holding Co.	3,657	99,324
Argo Group International Holdings Ltd.	172	12,737
eHealth, Inc. *	1,291	111,155
Employers Holdings, Inc.	3,538	149,551
Genworth Financial, Inc., Class A *	7,815	28,994
Health Insurance Innovations, Inc., Class A *(b)	4,236	109,797
Heritage Insurance Holdings, Inc.	775	11,943
Kemper Corp.	1,428	123,222

INVESTMENTS	SHARES	VALUE ($)
Insurance - 4.4% (continued)
National General Holdings Corp.	1,600	$36,704
National Western Life Group, Inc., Class A	123	31,611
Primerica, Inc.	437	52,418
Selective Insurance Group, Inc.	1,308	97,956
Universal Insurance Holdings, Inc.	6,615	184,558

		1,049,970

Interactive Media & Services - 0.2%
Meet Group, Inc. (The) *	10,778	37,507
QuinStreet, Inc. *	1,000	15,850

		53,357

Internet & Direct Marketing Retail - 0.4%
1-800-Flowers.com, Inc., Class A *	374	7,061
Etsy, Inc. *	995	61,063
Liberty Expedia Holdings, Inc., Class A *	627	29,965

		98,089

IT Services - 3.3%
CACI International, Inc., Class A *	596	121,936
Cardtronics plc, Class A *	5,363	146,517
EVERTEC, Inc.	3,978	130,081
Hackett Group, Inc. (The)	970	16,286
KBR, Inc.	3,480	86,791
MAXIMUS, Inc.	991	71,887
Perspecta, Inc.	2,308	54,030
Science Applications International Corp.	110	9,521
Sykes Enterprises, Inc. *	2,897	79,552
Unisys Corp. *	6,144	59,720

		776,321

Leisure Products - 1.0%
Acushnet Holdings Corp.	1,795	47,137
Johnson Outdoors, Inc., Class A	1,463	109,096
MasterCraft Boat Holdings, Inc. *	4,723	92,523

		248,756

Life Sciences Tools & Services - 2.1%
Cambrex Corp. *	832	38,946
Medpace Holdings, Inc. *	3,282	214,708
NanoString Technologies, Inc. *	238	7,223
NeoGenomics, Inc. *	4,351	95,461
Syneos Health, Inc. *	2,831	144,636

		500,974

Machinery - 1.7%
Columbus McKinnon Corp.	438	18,383
Commercial Vehicle Group, Inc. *	16,907	135,594
Global Brass & Copper Holdings, Inc.	259	11,326
Greenbrier Cos., Inc. (The)	636	19,334
Harsco Corp. *	1,669	45,797
Kennametal, Inc.	414	15,314
Meritor, Inc. *	5,258	127,507
Mueller Industries, Inc.	639	18,704
Wabash National Corp.	759	12,349

		404,308

Media - 2.6%
Fluent, Inc. *	9,894	53,230
Gannett Co., Inc.	1,347	10,991
Gray Television, Inc. *	4,402	72,149
MSG Networks, Inc., Class A *	3,553	73,689

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]26

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Media - 2.6% (continued)
Nexstar Media Group, Inc., Class A	749	$75,649
Scholastic Corp.	432	14,360
Sinclair Broadcast Group, Inc., Class A	3,860	207,012
TEGNA, Inc.	7,935	120,215

		627,295

Metals & Mining - 0.9%
Schnitzer Steel Industries, Inc., Class A	1,278	33,445
Warrior Met Coal, Inc.	6,794	177,460

		210,905

Mortgage Real Estate Investment Trusts (REITs) - 0.6%
Apollo Commercial Real Estate Finance, Inc.	2,545	46,803
Blackstone Mortgage Trust, Inc., Class A	1,590	56,572
Invesco Mortgage Capital, Inc.	1,636	26,372
Redwood Trust, Inc.	1,030	17,026

		146,773

Multi-Utilities - 0.7%
Avista Corp.	935	41,701
Black Hills Corp.	748	58,471
NorthWestern Corp.	874	63,059

		163,231

Oil, Gas & Consumable Fuels - 1.3%
Arch Coal, Inc., Class A	340	32,032
CONSOL Energy, Inc. *	1,989	52,927
CVR Energy, Inc.	176	8,798
Delek US Holdings, Inc.	2,975	120,547
Renewable Energy Group, Inc. *	5,671	89,942

		304,246

Paper & Forest Products - 0.3%
Verso Corp., Class A *	3,444	65,608

Personal Products - 1.8%
Edgewell Personal Care Co. *	524	14,122
Inter Parfums, Inc.	792	52,660
Medifast, Inc.	1,395	178,979
Natural Health Trends Corp. (b)	903	7,269
USANA Health Sciences, Inc. *	2,094	166,326

		419,356

Pharmaceuticals - 0.8%
Assertio Therapeutics, Inc. *	9,953	34,338
Corcept Therapeutics, Inc. *	5,142	57,333
Endo International plc *	2,069	8,524
Lannett Co., Inc. *(b)	9,083	55,043
Supernus Pharmaceuticals, Inc. *	956	31,634

		186,872

Professional Services - 5.0%
Barrett Business Services, Inc.	565	46,669
BG Staffing, Inc.	7,978	150,625
CBIZ, Inc. *	595	11,656
FTI Consulting, Inc. *	2,683	224,943
Heidrick & Struggles International, Inc.	2,831	84,845
ICF International, Inc.	253	18,418
Insperity, Inc.	1,199	146,446
Kelly Services, Inc., Class A	2,124	55,627
Kforce, Inc.	8,077	283,422
Korn Ferry	1,036	41,512

INVESTMENTS	SHARES	VALUE ($)
Professional Services - 5.0% (continued)
TrueBlue, Inc. *	5,081	$112,087
WageWorks, Inc. *	468	23,770

		1,200,020

Real Estate Management & Development - 0.2%
HFF, Inc., Class A	727	33,064
Marcus & Millichap, Inc. *	453	13,975

		47,039

Road & Rail - 0.6%
ArcBest Corp.	4,728	132,904

Semiconductors & Semiconductor Equipment - 1.9%
Amkor Technology, Inc. *	10,613	79,173
Cabot Microelectronics Corp.	762	83,881
Diodes, Inc. *	1,449	52,700
FormFactor, Inc. *	1,093	17,127
Ichor Holdings Ltd. *	1,432	33,853
Nanometrics, Inc. *	1,285	44,602
Photronics, Inc. *	9,568	78,458
SMART Global Holdings, Inc. *	2,560	58,854

		448,648

Software - 6.1%
ACI Worldwide, Inc. *	1,433	49,209
Alarm.com Holdings, Inc. *	758	40,553
Alteryx, Inc., Class A *	919	100,281
Appfolio, Inc., Class A *	432	44,181
Avaya Holdings Corp. *	3,569	42,507
Bottomline Technologies DE, Inc. *	1,324	58,574
Coupa Software, Inc. *	330	41,781
eGain Corp. *	1,815	14,774
Envestnet, Inc. *	326	22,289
HubSpot, Inc. *	515	87,818
j2 Global, Inc.	2,180	193,780
Mitek Systems, Inc. *	385	3,827
New Relic, Inc. *	110	9,516
Paylocity Holding Corp. *	233	21,860
Progress Software Corp.	707	30,839
Qualys, Inc. *	1,915	166,758
SecureWorks Corp., Class A *	3,157	41,957
SPS Commerce, Inc. *	617	63,064
Trade Desk, Inc. (The), Class A *	1,154	262,858
Verint Systems, Inc. *	1,235	66,418
Zix Corp. *	1,991	18,098
Zscaler, Inc. *	1,036	79,399

		1,460,341

Specialty Retail - 3.1%
Aaron’s, Inc.	454	27,880
Abercrombie & Fitch Co., Class A	2,663	42,715
American Eagle Outfitters, Inc.	5,811	98,206
Bed Bath & Beyond, Inc. (b)	2,419	28,109
Buckle, Inc. (The)	3,192	55,254
Cato Corp. (The), Class A	3,910	48,171
Citi Trends, Inc.	1,726	25,234
Five Below, Inc. *	132	15,843
Genesco, Inc. *	1,757	74,304
Hibbett Sports, Inc. *	322	5,860
J. Jill, Inc.	10,634	21,162
Office Depot, Inc.	33,023	68,027

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]27

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Specialty Retail - 3.1% (continued)
Shoe Carnival, Inc.	4,569	$126,104
Sleep Number Corp. *	209	8,441
Tilly’s, Inc., Class A	1,495	11,407
Zumiez, Inc. *	2,625	68,512

		725,229

Technology Hardware, Storage & Peripherals - 0.1%
Stratasys Ltd. *	499	14,656

Textiles, Apparel & Luxury Goods - 3.4%
Crocs, Inc. *	3,071	60,652
Deckers Outdoor Corp. *	1,437	252,869
Fossil Group, Inc. *	3,803	43,735
G-III Apparel Group Ltd. *	1,681	49,455
Movado Group, Inc.	1,136	30,672
Oxford Industries, Inc.	460	34,868
Rocky Brands, Inc.	5,602	152,823
Steven Madden Ltd.	3,273	111,118
Vera Bradley, Inc. *	5,583	66,996

		803,188

Thrifts & Mortgage Finance - 3.3%
Axos Financial, Inc. *	2,414	65,781
Essent Group Ltd. *	1,551	72,881
First Defiance Financial Corp.	1,436	41,027
MGIC Investment Corp. *	19,419	255,166
NMI Holdings, Inc., Class A *	246	6,984
Radian Group, Inc.	10,815	247,123
Walker & Dunlop, Inc.	1,669	88,807

		777,769

Tobacco - 1.9%
Pyxus International, Inc. *(b)	5,381	81,791
Turning Point Brands, Inc.	2,792	136,752
Universal Corp.	3,877	235,606

		454,149

Trading Companies & Distributors - 0.5%
BMC Stock Holdings, Inc. *	2,934	62,201
CAI International, Inc. *	2,378	59,022

		121,223

Water Utilities - 0.0% (a)
SJW Group	113	6,867

Wireless Telecommunication Services - 0.9%
Boingo Wireless, Inc. *	1,015	18,240
Shenandoah Telecommunications Co.	5,104	196,606

		214,846

TOTAL COMMON STOCKS (Cost $20,652,435)		23,575,318

PREFERRED STOCKS - 0.0% (a)

Media - 0.0% (a)
GCI Liberty, Inc., Series A, 7.00%, 3/10/2039 (c)
(Cost $903)	105	2,609

INVESTMENTS	SHARES	VALUE ($)
SHORT-TERM INVESTMENTS - 1.2%

INVESTMENT COMPANIES - 1.2%
Limited Purpose Cash Investment Fund, 2.36% (d)
(Cost $276,864)	276,873	$276,928

SECURITIES LENDING COLLATERAL - 3.2%

Investment Companies - 3.2%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.26% (d)(e)	128,409	128,409
Limited Purpose Cash Investment Fund 2.36% (d)(e)	623,259	623,384

TOTAL SECURITIES LENDING COLLATERAL (Cost $751,668)		751,793

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 103.6% (Cost $21,681,870)		24,606,648

LIABILITIES IN EXCESS OF OTHER ASSETS - (3.6)% (f)		(852,097)

NET ASSETS - 100.0%		$23,754,551

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$1,393,473	5.9%
Consumer Discretionary	2,696,017	11.3
Consumer Staples	1,603,057	6.7
Energy	347,757	1.5
Financials	3,544,308	14.9
Health Care	4,896,231	20.6
Industrials	3,735,395	15.7
Information Technology	3,691,789	15.5
Materials	308,313	1.3
Real Estate	728,390	3.1
Utilities	633,197	2.7
Short-Term Investments	276,928	1.2
Securities Lending Collateral	751,793	3.2

Total Investments In Securities At Value	24,606,648	103.6
Liabilities in Excess of Other Assets (f)	(852,097)	(3.6)

Net Assets	$23,754,551	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $730,491.
(c)	Perpetual security. The rate reflected was the rate in effect on June 30, 2019. The maturity date reflects the next call date.
(d)	Represents 7-day effective yield as of June 30, 2019.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820.

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]28

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM SMALL CAP MULTI-STYLE FUND

Futures contracts outstanding as of June 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index	1	9/2019	USD	$78,355	$1,462

					$1,462

USD - United States Dollar

See notes to Schedule of Investments.

[777467.PARTF]29

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 96.7%

Australia - 6.8%
AGL Energy Ltd.	6,759	$95,055
BHP Group Ltd.	31,889	926,968
BHP Group plc	33,313	851,959
BlueScope Steel Ltd.	251,855	2,141,511
CIMIC Group Ltd.	4,358	137,039
CSL Ltd.	4,834	731,983
Dexus, REIT	33,527	305,856
Flight Centre Travel Group Ltd.	4,823	140,691
Fortescue Metals Group Ltd.	311,380	1,980,247
Goodman Group, REIT	30,886	326,458
GPT Group (The), REIT	19,876	85,881
Newcrest Mining Ltd.	2,672	60,030
Rio Tinto Ltd.	3,006	220,115
Rio Tinto plc	24,193	1,497,380
Scentre Group, REIT	71,981	194,261
South32 Ltd.	801,144	1,795,877
Telstra Corp. Ltd.	672,960	1,819,754

		13,311,065

Belgium - 0.8%
Ageas	21,043	1,095,086
Groupe Bruxelles Lambert SA	1,467	144,134
UCB SA	3,823	317,269

		1,556,489

Canada - 6.9%
Alimentation Couche-Tard, Inc., Class B (1)	7,087	445,985
Bank of Montreal (1)	8,976	678,024
Bank of Nova Scotia (The) (1)	15,059	808,866
Canadian Imperial Bank of Commerce (1)	4,725	371,563
Canadian National Railway Co. (1)	9,561	884,879
Canadian Pacific Railway Ltd. (1)	3,971	935,264
CCL Industries, Inc., Class B (1)	2,455	120,393
CGI, Inc. (1)*	30,361	2,334,194
Constellation Software, Inc. (1)	288	271,440
Cronos Group, Inc. (1)*(a)	21,009	337,062
Great-West Lifeco, Inc. (1)	2,283	52,562
iA Financial Corp., Inc. (1)	2,189	89,161
Magna International, Inc. (1)	17,965	893,894
Methanex Corp. (1)	4,570	207,466
Open Text Corp. (1)	29,343	1,210,871
Royal Bank of Canada (1)	23,274	1,849,586
Thomson Reuters Corp. (1)	8,804	567,952
Toronto-Dominion Bank (The) (1)	27,150	1,586,437

		13,645,599

China - 0.6%
Yangzijiang Shipbuilding Holdings Ltd.	961,400	1,089,237

Denmark - 2.5%
Carlsberg A/S, Class B	700	92,888
Coloplast A/S, Class B	5,505	622,279
DSV A/S	1,495	147,213
Genmab A/S *	618	113,737
H Lundbeck A/S	2,331	92,329
ISS A/S	1,879	56,807
Novo Nordisk A/S, Class B	47,741	2,438,477

INVESTMENTS	SHARES	VALUE ($)
Denmark - 2.5% (continued)
Orsted A/S (b)	8,474	$733,077
Pandora A/S	15,698	558,525

		4,855,332

Finland - 1.9%
Neste OYJ	75,474	2,565,924
Nokia OYJ	42,143	209,906
Orion OYJ, Class B	24,693	905,514

		3,681,344

France - 10.1%
Airbus SE	423	59,864
AXA SA	50,401	1,323,617
CNP Assurances	68,834	1,562,420
Electricite de France SA	100,432	1,266,232
Gecina SA, REIT	483	72,297
Kering SA	722	426,141
L’Oreal SA	12,965	3,686,313
LVMH Moet Hennessy Louis Vuitton SE	6,662	2,832,186
Peugeot SA	79,535	1,957,552
Safran SA	7,569	1,107,283
Sanofi	21,247	1,836,215
Thales SA	3,114	384,648
TOTAL SA	62,439	3,502,438
Unibail-Rodamco-Westfield, REIT	558	83,593

		20,100,799

Germany - 7.6%
adidas AG	5,696	1,762,172
Allianz SE (Registered)	12,232	2,950,068
BASF SE	3,676	267,426
Bayer AG (Registered)	8,889	616,544
Deutsche Boerse AG	2,105	297,163
Deutsche Post AG (Registered)	12,317	405,190
Deutsche Wohnen SE	4,001	146,609
E.ON SE	176,753	1,917,791
Fresenius Medical Care AG & Co. KGaA	1,481	116,308
Fresenius SE & Co. KGaA	2,780	150,954
Hannover Rueck SE	1,462	236,396
HOCHTIEF AG	1,085	132,130
SAP SE	30,474	4,177,736
Siemens Healthineers AG (b)	5,880	247,771
Vonovia SE	3,353	160,172
Wirecard AG	7,765	1,310,859

		14,895,289

Hong Kong - 3.9%
CK Hutchison Holdings Ltd.	34,000	335,367
CLP Holdings Ltd.	146,000	1,608,892
Henderson Land Development Co. Ltd.	88,730	489,197
Hong Kong & China Gas Co. Ltd.	202,400	448,702
Hong Kong Exchanges & Clearing Ltd.	13,300	470,023
Link REIT	13,000	159,970
New World Development Co. Ltd.	273,000	427,018
NWS Holdings Ltd.	268,000	551,214
PCCW Ltd.	30,000	17,312
Swire Properties Ltd.	170,200	688,071
WH Group Ltd. (b)	1,575,500	1,598,176
Yue Yuen Industrial Holdings Ltd.	297,500	815,990

		7,609,932

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]30

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Italy - 2.8%
Assicurazioni Generali SpA	20,036	$377,229
Enel SpA	200,028	1,395,346
Eni SpA	69,108	1,149,081
Leonardo SpA	102,450	1,299,735
Poste Italiane SpA (b)	124,983	1,317,033

		5,538,424

Japan - 20.4%
Acom Co. Ltd.	16,500	59,544
AEON Financial Service Co. Ltd.	800	12,912
Alfresa Holdings Corp.	5,100	126,129
Amada Holdings Co. Ltd.	55,800	630,720
Asahi Kasei Corp.	19,100	204,190
Astellas Pharma, Inc.	11,100	158,184
Bandai Namco Holdings, Inc.	60,000	2,911,479
Central Japan Railway Co.	1,200	240,610
Credit Saison Co. Ltd.	2,900	34,035
Dai-ichi Life Holdings, Inc.	22,900	346,471
Daiwa House Industry Co. Ltd.	4,400	128,571
Fujitsu Ltd.	28,700	2,005,736
Fukuoka Financial Group, Inc.	14,200	260,050
Hitachi High-Technologies Corp.	6,100	313,596
Hitachi Ltd.	60,100	2,211,242
Hoya Corp.	14,300	1,099,016
ITOCHU Corp.	65,300	1,250,954
Japan Real Estate Investment Corp., REIT	15	91,302
Japan Tobacco, Inc.	7,900	174,145
JTEKT Corp.	35,500	431,653
Kamigumi Co. Ltd.	12,800	303,535
Kao Corp.	2,600	198,391
KDDI Corp.	5,100	129,778
Konica Minolta, Inc.	25,900	252,359
Kyocera Corp.	17,100	1,120,456
Marubeni Corp.	131,800	874,857
Mazda Motor Corp.	19,000	196,677
Medipal Holdings Corp.	7,900	174,736
MINEBEA MITSUMI, Inc.	65,500	1,115,961
Mitsubishi Corp.	28,700	758,408
Mitsubishi Electric Corp.	58,800	777,341
Mitsubishi Estate Co. Ltd.	9,000	167,737
Mitsubishi UFJ Financial Group, Inc.	182,200	867,814
Mitsui Fudosan Co. Ltd.	7,000	170,129
Mizuho Financial Group, Inc.	361,500	525,667
Murata Manufacturing Co. Ltd.	8,000	360,166
Nexon Co. Ltd. *	83,900	1,225,750
Nintendo Co. Ltd.	500	183,449
Nippon Electric Glass Co. Ltd.	3,500	88,957
Nippon Express Co. Ltd.	13,400	714,220
Nippon Telegraph & Telephone Corp.	64,500	3,005,036
Nomura Real Estate Holdings, Inc.	2,700	58,155
Nomura Real Estate Master Fund, Inc., REIT	65	99,962
NSK Ltd.	51,400	459,430
NTT DOCOMO, Inc.	10,400	242,652
Persol Holdings Co. Ltd.	3,300	77,801
Rakuten, Inc.	90,900	1,086,722
Recruit Holdings Co. Ltd.	7,000	234,373
Resona Holdings, Inc.	378,300	1,578,112
Sankyo Co. Ltd.	3,100	112,400
Secom Co. Ltd.	5,600	482,551

INVESTMENTS	SHARES	VALUE ($)
Japan - 20.4% (continued)
Shin-Etsu Chemical Co. Ltd.	900	$84,206
Shinsei Bank Ltd.	26,600	413,958
Shionogi & Co. Ltd.	5,900	340,919
Showa Denko KK	35,100	1,038,721
Sony Corp.	1,000	52,550
Sumitomo Corp.	10,000	151,881
Sumitomo Heavy Industries Ltd.	47,100	1,627,206
Sumitomo Mitsui Financial Group, Inc.	49,900	1,768,740
Suzuken Co. Ltd.	4,200	246,807
Taiheiyo Cement Corp.	1,900	57,685
THK Co. Ltd.	4,000	96,214
Tokyo Electric Power Co. Holdings, Inc. *	409,700	2,139,889
Toppan Printing Co. Ltd.	20,100	305,647
Tosoh Corp.	17,400	245,426
Toyo Seikan Group Holdings Ltd.	5,000	99,414
Yamaha Corp.	26,400	1,256,572

		40,259,956

Macau - 0.5%
Sands China Ltd.	22,000	105,095
SJM Holdings Ltd.	701,000	797,128

		902,223

Netherlands - 6.2%
Heineken NV	646	71,998
ING Groep NV	38,548	446,530
Koninklijke Ahold Delhaize NV	107,597	2,415,520
Koninklijke Philips NV	21,982	955,688
NN Group NV	17,542	705,169
Randstad NV	3,309	181,607
Royal Dutch Shell plc, Class A	112,670	3,677,278
Royal Dutch Shell plc, Class B	41,664	1,365,192
Wolters Kluwer NV	31,528	2,293,703

		12,112,685

Russia - 0.4%
Evraz plc	94,979	804,220

Singapore - 0.2%
CapitaLand Commercial Trust, REIT	70,800	113,613
ComfortDelGro Corp. Ltd.	68,400	134,515
SATS Ltd.	30,100	116,136

		364,264

South Africa - 1.0%
Anglo American plc	49,801	1,422,737
Investec plc	86,764	564,021

		1,986,758

Spain - 1.6%
ACS Actividades de Construccion y Servicios SA	3,862	154,515
Banco Bilbao Vizcaya Argentaria SA	99,959	557,539
Banco Santander SA	14,276	66,164
Endesa SA	18,981	488,202
Iberdrola SA	11,126	110,772
Mapfre SA	193,914	567,069
Naturgy Energy Group SA	3,486	96,070
Repsol SA	72,767	1,141,922

		3,182,253

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]31

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Sweden - 3.0%
Atlas Copco AB, Class A	2,023	$64,828
Essity AB, Class B	31,501	969,078
Hennes & Mauritz AB, Class B	102,682	1,824,263
ICA Gruppen AB (a)	21,268	914,526
Investor AB, Class B	2,740	131,764
Sandvik AB	20,824	382,663
Securitas AB, Class B	4,204	73,791
Skandinaviska Enskilda Banken AB, Class A	9,954	92,163
Skanska AB, Class B	45,083	814,603
Swedbank AB, Class A	15,516	233,583
Swedish Match AB	1,210	51,157
Telefonaktiebolaget LM Ericsson, Class B	21,784	206,768
Telia Co. AB	21,624	95,866

		5,855,053

Switzerland - 9.3%
Alcon, Inc. *	7,618	470,409
Coca-Cola HBC AG *	10,143	383,153
Lonza Group AG (Registered) *	814	274,801
Nestle SA (Registered)	31,541	3,265,195
Novartis AG (Registered)	54,551	4,980,057
Roche Holding AG	18,751	5,272,553
Sonova Holding AG (Registered)	5,873	1,336,687
Swiss Life Holding AG (Registered)	2,410	1,194,845
Zurich Insurance Group AG	3,120	1,085,602

		18,263,302

United Kingdom - 9.1%
3i Group plc	6,980	98,753
Amcor plc	10,220	116,288
Auto Trader Group plc (b)	51,444	358,296
BAE Systems plc	154,183	969,023
Barclays plc	128,487	244,389
Barratt Developments plc	98,297	715,307
Berkeley Group Holdings plc	11,787	558,627
BP plc	130,298	907,756
British American Tobacco plc	25,048	874,575
British Land Co. plc (The), REIT	9,564	65,456
BT Group plc	422,006	1,055,156
Burberry Group plc	24,031	569,588
Compass Group plc	32,586	781,144
Diageo plc	5,686	244,727
Direct Line Insurance Group plc	89,692	378,077
Fiat Chrysler Automobiles NV	10,894	151,192
HSBC Holdings plc	261,116	2,179,344
Imperial Brands plc	10,124	237,561
J Sainsbury plc	57,506	142,902
Land Securities Group plc, REIT	6,550	69,382
Legal & General Group plc	199,791	684,487
Lloyds Banking Group plc	492,834	353,963
London Stock Exchange Group plc	3,501	243,965
Meggitt plc	23,803	158,585
Micro Focus International plc	51,072	1,343,194
Next plc	12,699	889,272
Persimmon plc	22,149	562,694
Prudential plc	10,736	234,377
Segro plc, REIT	68,409	635,144
Smith & Nephew plc	9,281	201,533

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 9.1% (continued)
Taylor Wimpey plc	87,558	$175,699
Unilever NV, CVA	14,160	860,336
Unilever plc	12,180	756,077
Wm Morrison Supermarkets plc	64,360	164,740

		17,981,609

United States - 1.1%
Bausch Health Cos., Inc. (1)*	87,169	2,199,277

TOTAL COMMON STOCKS (Cost $165,951,708)		190,195,110

SHORT-TERM INVESTMENTS - 1.9%

INVESTMENT COMPANIES - 1.9%
Limited Purpose Cash Investment Fund, 2.36% (1)(c)
(Cost $3,782,148)	3,782,473	3,783,230

SECURITIES LENDING COLLATERAL - 0.5%

Investment Companies - 0.5%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.26% (1)(c)(d)	177,943	177,943
Limited Purpose Cash Investment Fund 2.36% (1)(c)(d)	863,685	863,858

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,041,628)		1,041,801

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.1% (Cost $170,775,484)		195,020,141

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.9% (e)		1,749,584

NET ASSETS - 100.0%		$196,769,725

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$8,133,049	4.1%
Consumer Discretionary	22,133,557	11.3
Consumer Staples	17,547,446	8.9
Energy	14,309,591	7.3
Financials	31,138,475	15.8
Health Care	26,363,238	13.4
Industrials	23,971,154	12.2
Information Technology	17,417,479	8.9
Materials	14,142,257	7.2
Real Estate	4,738,837	2.4
Utilities	10,300,027	5.2
Short-Term Investments	3,783,230	1.9
Securities Lending Collateral	1,041,801	0.5

Total Investments In Securities At Value	195,020,141	99.1
Other Assets in Excess of Liabilities (e)	1,749,584	0.9

Net Assets	$196,769,725	100.0%

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]32

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM INTERNATIONAL MULTI-STYLE FUND

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $991,879.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2019 amounted to $4,254,353, which represents approximately 2.16% of net assets of the fund.

(c)	Represents 7-day effective yield as of June 30, 2019.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security.

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

Futures contracts outstanding as of June 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	43	9/2019	USD	$4,135,095	$114,331

					$114,331

USD - United States Dollar

See notes to Schedule of Investments.

[777467.PARTF]33

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 96.0%

Brazil - 7.3%
B3 SA - Brasil Bolsa Balcao (1)*	276,900	$2,706,300
Banco Bradesco SA, ADR (1)	274,219	2,692,831
Banco do Brasil SA (1)*	186,000	2,605,003
Banco Santander Brasil SA, ADR (1)	20,015	237,578
Braskem SA (Preference), Class A (1)*	23,300	213,404
Centrais Eletricas Brasileiras SA (1)	237,100	2,175,915
Cia de Saneamento Basico do Estado de Sao Paulo (1)*	152,900	1,873,049
Cia Siderurgica Nacional SA (1)	31,100	134,444
Embraer SA, ADR (1)	10,244	206,212
Engie Brasil Energia SA (1)	25,300	287,264
Itau Unibanco Holding SA, ADR (1)	209,877	1,977,041
Itausa - Investimentos Itau SA (Preference) (1)	456,100	1,534,606
Natura Cosmeticos SA (1)	23,500	346,752
Petrobras Distribuidora SA (1)	224,600	1,461,674
Petroleo Brasileiro SA (Preference) (1)	63,100	448,443
Porto Seguro SA (1)	52,800	715,009
Sul America SA (1)	244,385	2,390,422
TIM Participacoes SA, ADR (1)*	61,575	921,778
Vale SA, ADR (1)	239,338	3,216,703

		26,144,428

Chile - 1.7%
Banco de Chile, ADR (1)	17,018	505,264
Banco de Credito e Inversiones SA (1)	4,597	317,151
Banco Santander Chile, ADR (1)	57,603	1,723,482
Cencosud SA (1)	341,246	669,776
Cia Cervecerias Unidas SA, ADR (1)	14,250	402,563
Empresas CMPC SA (1)	236,151	648,206
Empresas COPEC SA (1)	19,174	210,069
Enel Americas SA, ADR (1)	102,625	910,284
Enel Chile SA, ADR (1)	25,588	122,311
Itau CorpBanca (1)	13,863,143	115,754
Latam Airlines Group SA, ADR (1)	31,079	291,210

		5,916,070

China - 29.4%
58.com, Inc., ADR (1)*	5,066	314,953
Agricultural Bank of China Ltd., Class A *	630,700	330,743
Agricultural Bank of China Ltd., Class A	269,800	141,485
Agricultural Bank of China Ltd., Class H	739,000	309,292
Air China Ltd., Class H	1,358,000	1,365,476
Alibaba Group Holding Ltd., ADR (1)*	85,594	14,503,902
Alibaba Health Information Technology Ltd. *	1,272,000	1,219,108
Anhui Conch Cement Co. Ltd., Class H	683,000	4,273,744
ANTA Sports Products Ltd.	16,000	110,355
Autohome, Inc., ADR (1)*	3,195	273,556
BAIC Motor Corp. Ltd., Class H (a)	944,000	592,407
Baidu, Inc., ADR (1)*	16,725	1,962,846
Bank of China Ltd., Class A *	803,600	437,837
Bank of China Ltd., Class H	2,890,000	1,219,491
Bank of Communications Co. Ltd., Class H	231,000	175,404
Baoshan Iron & Steel Co. Ltd. *	141,001	133,630
Baoshan Iron & Steel Co. Ltd., Class A	61,964	58,725

INVESTMENTS	SHARES	VALUE ($)
China - 29.4% (continued)
China Cinda Asset Management Co. Ltd., Class H	1,564,000	$360,429
China CITIC Bank Corp. Ltd., Class H	620,000	353,084
China Communications Services Corp. Ltd., Class H	992,000	769,322
China Construction Bank Corp., Class H	6,336,000	5,461,657
China Everbright Bank Co. Ltd., Class H	374,000	171,436
China Evergrande Group	786,000	2,201,730
China Galaxy Securities Co. Ltd., Class H	845,500	501,624
China Hongqiao Group Ltd.	742,000	523,358
China Longyuan Power Group Corp. Ltd., Class H	657,000	422,160
China Merchants Bank Co. Ltd., Class H	597,000	2,962,564
China Minsheng Banking Corp. Ltd., Class H	133,500	92,436
China Mobile Ltd.	723,500	6,586,502
China National Building Material Co. Ltd., Class H	502,000	439,137
China Oriental Group Co. Ltd.	326,000	190,817
China Overseas Land & Investment Ltd.	400,000	1,476,285
China Railway Construction Corp. Ltd., Class H	696,000	852,710
China Railway Group Ltd., Class H	688,000	523,242
China Resources Cement Holdings Ltd.	418,000	404,689
China Resources Land Ltd.	302,000	1,329,641
China Telecom Corp. Ltd., Class H	2,634,000	1,326,346
China Vanke Co. Ltd., Class H	373,700	1,401,124
Chongqing Rural Commercial Bank Co. Ltd., Class H	284,000	154,495
CITIC Ltd.	1,344,000	1,934,415
CITIC Securities Co. Ltd., Class H *	50,500	105,324
CNOOC Ltd., ADR (1)	11,283	1,922,059
Country Garden Holdings Co. Ltd.	1,935,000	2,941,679
Ctrip.com International Ltd., ADR (1)*	22,693	837,599
Far East Horizon Ltd.	579,000	592,257
Hua Hong Semiconductor Ltd. (a)	107,000	207,500
Huadian Power International Corp. Ltd., Class H	358,000	141,810
Huatai Securities Co. Ltd., Class H (a)(b)	602,200	1,036,552
Huazhu Group Ltd., ADR (1)	8,063	292,284
Industrial & Commercial Bank of China Ltd., Class A	80,800	69,347
Industrial & Commercial Bank of China Ltd., Class A *	120,900	103,763
Industrial & Commercial Bank of China Ltd., Class H	3,552,000	2,592,681
Industrial Bank Co. Ltd., Class A *	96,390	256,960
JD.com, Inc., ADR (1)*	46,823	1,418,269
Jiangsu Hengrui Medicine Co. Ltd. *	61,041	587,452
Jiangxi Copper Co. Ltd., Class H	137,000	182,583
Maanshan Iron & Steel Co. Ltd., Class H	252,000	100,211
Momo, Inc., ADR (1)	7,296	261,197
NetEase, Inc., ADR (1)	5,427	1,388,064
New Oriental Education & Technology Group, Inc., ADR (1)*	8,807	850,580
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	924,000	838,468
SINA Corp. (1)*	4,017	173,253
Sinopec Shanghai Petrochemical Co. Ltd., Class H	1,774,000	706,468

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]34

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
China - 29.4% (continued)
Sinotruk Hong Kong Ltd.	1,146,000	$1,985,597
TAL Education Group, ADR (1)*	17,856	680,314
Tencent Holdings Ltd.	427,300	19,330,803
TravelSky Technology Ltd., Class H	44,000	88,492
Vipshop Holdings Ltd., ADR (1)*	27,558	237,826
Weibo Corp., ADR (1)*	2,989	130,171
Weichai Power Co. Ltd., Class H	2,070,000	3,501,262
Yum China Holdings, Inc. (1)	27,400	1,265,880
Zhongsheng Group Holdings Ltd.	729,000	2,032,631
ZTO Express Cayman, Inc., ADR (1)	20,269	387,543

		105,109,036

Hong Kong - 1.1%
Bank of Communications Co. Ltd. *	216,500	193,022
Haier Electronics Group Co. Ltd. *	909,000	2,522,309
Nine Dragons Paper Holdings Ltd.	1,145,000	1,016,165
Sun Art Retail Group Ltd.	107,000	101,402

		3,832,898

Hungary - 0.2%
MOL Hungarian Oil & Gas plc	59,392	659,321
Richter Gedeon Nyrt.	10,601	195,498

		854,819

India - 8.9%
Aurobindo Pharma Ltd.	58,163	512,587
Axis Bank Ltd., GDR *(c)	12,578	731,973
Coal India Ltd.	36,087	132,666
Divi’s Laboratories Ltd.	4,180	96,734
Dr Reddy’s Laboratories Ltd., ADR (1)	4,464	167,266
GAIL India Ltd.	165,308	746,898
Glenmark Pharmaceuticals Ltd.	17,987	115,537
Godrej Consumer Products Ltd.	12,177	117,078
HCL Technologies Ltd.	7,041	108,618
Hindalco Industries Ltd.	640,285	1,920,261
Hindustan Unilever Ltd.	128,347	3,324,847
ICICI Bank Ltd., ADR (1)	54,539	686,646
Infosys Ltd., ADR (1)	468,588	5,013,893
InterGlobe Aviation Ltd. (a)	68,057	1,536,722
ITC Ltd.	632,240	2,507,088
JSW Steel Ltd.	113,575	454,971
Larsen & Toubro Ltd., GDR (c)	9,010	201,346
Oil & Natural Gas Corp. Ltd.	82,170	199,697
Reliance Industries Ltd., GDR *(a)	79,436	2,871,719
State Bank of India, GDR *(c)	9,047	468,561
Tata Consultancy Services Ltd.	169,985	5,485,324
Tata Steel Ltd.	30,907	225,869
Tech Mahindra Ltd.	209,120	2,141,337
Wipro Ltd., ADR (1)	313,394	1,356,996
Zee Entertainment Enterprises Ltd.	112,422	552,210

		31,676,844

Indonesia - 2.5%
Adaro Energy Tbk. PT	9,805,400	945,260
Bank Central Asia Tbk. PT	718,200	1,524,075
Bank Negara Indonesia Persero Tbk. PT	332,300	216,495
Bank Rakyat Indonesia Persero Tbk. PT	6,716,000	2,073,397
Bukit Asam Tbk. PT	1,302,300	273,156
Charoen Pokphand Indonesia Tbk. PT	647,400	216,850

INVESTMENTS	SHARES	VALUE ($)
Indonesia - 2.5% (continued)
Gudang Garam Tbk. PT	90,100	$490,461
Indah Kiat Pulp & Paper Corp. Tbk. PT	1,306,200	868,232
Indofood CBP Sukses Makmur Tbk. PT	171,300	123,126
Indofood Sukses Makmur Tbk. PT	782,900	389,314
United Tractors Tbk. PT	909,600	1,814,876

		8,935,242

Malaysia - 2.6%
AirAsia Group Bhd.	2,378,208	1,570,750
Hong Leong Bank Bhd.	127,200	585,201
Malayan Banking Bhd.	950,400	2,043,325
Petronas Chemicals Group Bhd.	645,300	1,311,748
Petronas Dagangan Bhd.	18,100	111,343
Petronas Gas Bhd.	30,900	129,859
Public Bank Bhd.	441,900	2,460,661
RHB Bank Bhd.	128,900	174,371
Sime Darby Bhd.	1,359,300	744,000

		9,131,258

Mexico - 1.7%
Alfa SAB de CV, Class A (1)	1,428,600	1,403,758
Arca Continental SAB de CV (1)	63,200	341,951
El Puerto de Liverpool SAB de CV, Class C1 (1)	23,400	130,290
Fomento Economico Mexicano SAB de CV, ADR (1)	1,862	180,149
Gruma SAB de CV, Class B (1)	10,010	93,947
Grupo Financiero Banorte SAB de CV, Class O (1)	225,700	1,309,486
Grupo Mexico SAB de CV, Series B (1)	229,500	609,449
Grupo Televisa SAB, ADR (1)	87,158	735,614
Wal-Mart de Mexico SAB de CV (1)	410,200	1,119,869

		5,924,513

Peru - 0.3%
Credicorp Ltd. (1)	4,593	1,051,384

Philippines - 0.3%
BDO Unibank, Inc.	63,810	174,443
International Container Terminal Services, Inc.	106,430	304,087
JG Summit Holdings, Inc.	91,990	121,090
SM Investments Corp.	28,745	543,797

		1,143,417

Poland - 1.7%
CD Projekt SA	27,818	1,610,135
Cyfrowy Polsat SA	17,529	139,795
Grupa Lotos SA	21,472	487,293
Jastrzebska Spolka Weglowa SA *	33,685	426,612
KGHM Polska Miedz SA *	11,418	317,010
LPP SA	62	126,965
PGE Polska Grupa Energetyczna SA *	339,429	872,962
Polski Koncern Naftowy ORLEN SA	63,573	1,533,194
Polskie Gornictwo Naftowe i Gazownictwo SA	385,143	548,147
Santander Bank Polska SA	1,596	158,689

		6,220,802

Qatar - 0.2%
Industries Qatar QSC	29,520	93,231
Qatar National Bank QPSC	122,760	641,792

		735,023

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]35

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Russia - 3.4%
Gazprom PJSC, ADR	327,090	$2,400,403
LUKOIL PJSC, ADR	28,399	2,400,850
Magnit PJSC, GDR (c)	36,950	540,584
MMC Norilsk Nickel PJSC, ADR (1)	34,197	770,116
Novatek PJSC, GDR (c)	5,992	1,273,721
Novolipetsk Steel PJSC, GDR (c)	29,850	753,963
Polyus PJSC, GDR (c)	2,723	126,254
Rosneft Oil Co. PJSC, GDR (c)	78,075	512,290
Severstal PJSC, GDR (c)	97,788	1,649,635
Surgutneftegas PJSC, ADR	101,167	416,670
Tatneft PJSC, ADR	17,879	1,322,232

		12,166,718

South Africa - 6.1%
Absa Group Ltd.	55,937	699,499
Bidvest Group Ltd. (The)	121,979	1,641,438
Capitec Bank Holdings Ltd.	12,654	1,166,811
Exxaro Resources Ltd.	124,272	1,521,749
FirstRand Ltd.	314,003	1,529,344
Foschini Group Ltd. (The)	101,480	1,300,270
Investec Ltd.	82,659	537,689
Kumba Iron Ore Ltd.	106,718	3,783,300
Life Healthcare Group Holdings Ltd.	117,856	188,202
Naspers Ltd., Class N	9,603	2,324,409
Netcare Ltd.	155,113	197,855
Pick n Pay Stores Ltd.	98,259	479,650
Redefine Properties Ltd., REIT	425,319	273,318
Remgro Ltd.	32,110	428,436
RMB Holdings Ltd.	100,307	601,687
Standard Bank Group Ltd.	104,585	1,461,027
Telkom SA SOC Ltd.	336,111	2,198,169
Truworths International Ltd.	268,673	1,333,532

		21,666,385

South Korea - 12.9%
Daelim Industrial Co. Ltd.	30,809	3,072,391
DB Insurance Co. Ltd.	12,978	666,032
DGB Financial Group, Inc.	32,656	230,641
Doosan Bobcat, Inc.	32,489	1,024,456
GS Engineering & Construction Corp.	53,720	1,880,048
Hana Financial Group, Inc.	8,038	260,530
Hanwha Corp.	17,943	415,608
Hyundai Department Store Co. Ltd.	14,964	1,073,188
Hyundai Engineering & Construction Co. Ltd.	64,096	2,980,257
Hyundai Glovis Co. Ltd.	893	124,663
Hyundai Marine & Fire Insurance Co. Ltd.	60,315	1,486,628
Kakao Corp.	2,958	337,169
KB Financial Group, Inc.	16,063	636,725
Kia Motors Corp.	40,302	1,537,474
Korea Investment Holdings Co. Ltd.	16,678	1,167,309
Korea Zinc Co. Ltd.	1,708	704,465
Korean Air Lines Co. Ltd.	40,229	1,010,410
KT&G Corp.	3,233	275,889
Kumho Petrochemical Co. Ltd.	9,245	780,707
LG Electronics, Inc.	58,086	3,996,674
LG Uplus Corp.	8,266	103,790
Lotte Chemical Corp.	1,471	322,209
NCSoft Corp.	953	394,235
NH Investment & Securities Co. Ltd.	18,649	234,738
POSCO	10,620	2,254,467

INVESTMENTS	SHARES	VALUE ($)
South Korea - 12.9% (continued)
Posco International Corp.	7,128	$113,522
S-1 Corp.	2,690	227,282
Samsung Electronics Co. Ltd.	327,452	13,333,956
Samsung Securities Co. Ltd.	5,567	188,830
SK Hynix, Inc.	38,580	2,320,564
SK Telecom Co. Ltd.	5,422	1,216,385
Woori Financial Group, Inc.	118,554	1,442,769

		45,814,011

Taiwan - 10.2%
Asia Cement Corp.	124,000	190,019
AU Optronics Corp.	2,842,000	851,437
Catcher Technology Co. Ltd.	22,000	158,058
Cathay Financial Holding Co. Ltd. *	353,000	488,934
Chailease Holding Co. Ltd.	231,000	957,264
China Airlines Ltd.	1,535,000	486,106
China Life Insurance Co. Ltd.	1,919,995	1,536,715
China Steel Corp.	265,000	212,976
CTBC Financial Holding Co. Ltd.	1,453,480	999,431
E.Sun Financial Holding Co. Ltd.	1,018,335	852,954
Eclat Textile Co. Ltd.	27,000	345,939
Eva Airways Corp.	2,405,289	1,156,563
Feng TAY Enterprise Co. Ltd.	182,000	1,421,658
First Financial Holding Co. Ltd.	1,495,143	1,098,230
Fubon Financial Holding Co. Ltd. *	295,000	435,937
Globalwafers Co. Ltd.	37,000	376,422
Hua Nan Financial Holdings Co. Ltd.	282,150	189,494
Mega Financial Holding Co. Ltd.	1,027,000	1,022,213
Nanya Technology Corp. *	226,000	469,861
Pou Chen Corp.	1,153,000	1,429,939
Powertech Technology, Inc.	247,000	605,311
President Chain Store Corp.	19,000	183,879
Realtek Semiconductor Corp.	158,000	1,163,713
Ruentex Industries Ltd.	142,000	345,900
Shanghai Commercial & Savings Bank Ltd. (The)	147,000	266,345
Shin Kong Financial Holding Co. Ltd.	5,172,588	1,572,028
SinoPac Financial Holdings Co. Ltd.	539,000	226,578
Taishin Financial Holding Co. Ltd.	971,827	447,734
Taiwan Business Bank	4,045,560	1,780,399
Taiwan Cement Corp.	779,000	1,154,789
Taiwan Cooperative Financial Holding Co. Ltd.	295,295	197,908
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	153,369	6,007,463
Uni-President Enterprises Corp.	1,025,000	2,730,273
Walsin Technology Corp.	88,000	467,552
Yageo Corp.	129,000	1,102,038
Yuanta Financial Holding Co. Ltd.	1,893,000	1,137,918
Zhen Ding Technology Holding Ltd.	676,000	2,162,675

		36,232,653

Thailand - 3.3%
Bangkok Bank PCL, NVDR	313,200	2,012,958
Bangkok Dusit Medical Services PCL, NVDR	686,800	582,463
Home Product Center PCL, NVDR	358,000	204,401
Kasikornbank PCL, NVDR	54,800	336,115
Krung Thai Bank PCL, NVDR	2,251,600	1,432,151
PTT Exploration & Production PCL, NVDR	86,100	380,148

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]36

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Thailand - 3.3% (continued)
PTT Global Chemical PCL, NVDR	1,363,600	$2,848,481
PTT PCL, NVDR	824,400	1,312,747
Siam Cement PCL (The), NVDR	111,200	1,711,577
Siam Commercial Bank PCL (The), NVDR	78,200	355,891
Thai Oil PCL, NVDR	73,100	158,782
Thai Union Group PCL, NVDR	536,996	320,559

		11,656,273

Turkey - 0.5%
Arcelik A/S *	51,714	173,462
KOC Holding A/S	189,892	573,058
Turkiye Garanti Bankasi A/S *	156,131	245,169
Turkiye Is Bankasi A/S, Class C *	229,022	238,843
Turkiye Sise ve Cam Fabrikalari A/S	422,545	378,448

		1,608,980

United Arab Emirates - 0.3%
Abu Dhabi Commercial Bank PJSC	96,468	217,983
Emirates Telecommunications Group
Co. PJSC	57,006	259,007
First Abu Dhabi Bank PJSC	163,896	664,353

		1,141,343

United Kingdom - 0.5%
Mondi Ltd.	78,646	1,768,114

United States - 0.9%
JBS SA (1)	602,600	3,304,927

TOTAL COMMON STOCKS (Cost $274,280,410)		342,035,138

SHORT-TERM INVESTMENTS - 3.0%

INVESTMENT COMPANIES - 3.0%
Limited Purpose Cash Investment Fund, 2.36% (1)(d)
(Cost $10,684,969)	10,686,025	10,688,162

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.0% (Cost $284,965,379)		352,723,300

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.0% (e)		3,563,044

NET ASSETS - 100.0%		$356,286,344

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$40,215,978	11.3%
Consumer Discretionary	42,550,131	11.9
Consumer Staples	18,260,933	5.1
Energy	23,856,835	6.7
Financials	80,895,066	22.7
Health Care	4,701,170	1.3
Industrials	33,420,020	9.4
Information Technology	43,421,210	12.2
Materials	37,407,508	10.5
Real Estate	9,623,776	2.7
Utilities	7,682,511	2.2
Short-Term Investments	10,688,162	3.0

Total Investments In Securities At Value	352,723,300	99.0
Other Assets in Excess of Liabilities (e)	3,563,044	1.0

Net Assets	$356,286,344	100.0%

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2019 amounted to $6,244,900, which represents approximately 1.75% of net assets of the fund.

(b)	The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $772,350; additional non-cash collateral of $811,828 was received.
(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30, 2019, the value of these securities amounted to $6,258,327 or 1.76% of net assets.

(d)	Represents 7-day effective yield as of June 30, 2019.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security.

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]37

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM EMERGING MULTI-STYLE FUND

Futures contracts outstanding as of June 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	179	9/2019	USD	$9,427,930	$322,319

					$322,319

USD - United States Dollar

See notes to Schedule of Investments.

[777467.PARTF]38

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 97.3%

Aerospace & Defense - 1.8%
Boeing Co. (The)	23,792	$8,660,526
Harris Corp.	8,653	1,636,542
HEICO Corp.	9,219	1,233,594
Huntington Ingalls Industries, Inc.	4,370	982,114
Lockheed Martin Corp.	2,596	943,750
Northrop Grumman Corp.	1,592	514,391
Raytheon Co.	3,021	525,291
Spirit AeroSystems Holdings, Inc., Class A	4,315	351,112
Textron, Inc.	7,880	417,955
TransDigm Group, Inc. *	3,412	1,650,726
United Technologies Corp.	6,706	873,121

		17,789,122

Air Freight & Logistics - 0.1%
CH Robinson Worldwide, Inc.	6,008	506,775
Expeditors International of Washington, Inc.	7,296	553,474

		1,060,249

Airlines - 0.3%
Delta Air Lines, Inc.	11,018	625,272
United Continental Holdings, Inc. *	24,099	2,109,867

		2,735,139

Auto Components - 0.1%
Gentex Corp.	26,000	639,860

Banks - 0.3%
Bank of Hawaii Corp.	4,749	393,739
Commerce Bancshares, Inc.	16,573	988,745
Cullen/Frost Bankers, Inc.	4,627	433,365
TCF Financial Corp.	38,309	796,444
Wintrust Financial Corp.	5,910	432,376

		3,044,669

Beverages - 1.5%
Brown-Forman Corp., Class B	13,195	731,399
Coca-Cola Co. (The)	143,863	7,325,504
Monster Beverage Corp. *	7,454	475,789
PepsiCo, Inc.	46,675	6,120,492

		14,653,184

Biotechnology - 1.0%
Amgen, Inc.	8,806	1,622,770
Exact Sciences Corp. *	15,583	1,839,417
Ionis Pharmaceuticals, Inc. *	13,635	876,322
Neurocrine Biosciences, Inc. *	7,184	606,545
Regeneron Pharmaceuticals, Inc. *	3,564	1,115,532
Sage Therapeutics, Inc. *	2,637	482,808
Sarepta Therapeutics, Inc. *	13,838	2,102,684
Seattle Genetics, Inc. *	7,385	511,116
Vertex Pharmaceuticals, Inc. *	5,284	968,980

		10,126,174

Building Products - 0.3%
Allegion plc	5,355	591,995
Johnson Controls International plc	7,025	290,203
Lennox International, Inc.	5,769	1,586,475

		2,468,673

INVESTMENTS	SHARES	VALUE ($)
Capital Markets - 2.1%
Cboe Global Markets, Inc.	5,191	$537,943
CME Group, Inc.	18,831	3,655,285
FactSet Research Systems, Inc.	2,228	638,456
Interactive Brokers Group, Inc., Class A	8,708	471,974
Intercontinental Exchange, Inc.	19,759	1,698,088
LPL Financial Holdings, Inc.	21,944	1,789,972
MarketAxess Holdings, Inc.	5,996	1,927,234
Moody’s Corp.	4,621	902,528
Morningstar, Inc.	7,785	1,126,022
MSCI, Inc.	14,254	3,403,713
Nasdaq, Inc.	16,104	1,548,722
S&P Global, Inc.	6,876	1,566,284
Virtu Financial, Inc., Class A	27,849	606,551

		19,872,772

Chemicals - 1.6%
Air Products & Chemicals, Inc.	10,407	2,355,833
Celanese Corp.	7,248	781,334
CF Industries Holdings, Inc.	18,261	852,971
Eastman Chemical Co.	5,067	394,365
Ecolab, Inc.	17,688	3,492,319
FMC Corp.	5,870	486,916
Linde plc (United Kingdom)	24,421	4,903,737
LyondellBasell Industries NV, Class A	3,540	304,900
Mosaic Co. (The)	13,329	333,625
NewMarket Corp.	1,083	434,218
Sherwin-Williams Co. (The)	1,659	760,303

		15,100,521

Commercial Services & Supplies - 1.3%
Cintas Corp.	19,322	4,584,917
Copart, Inc. *	18,942	1,415,725
Republic Services, Inc.	21,173	1,834,429
Rollins, Inc.	31,957	1,146,297
Waste Management, Inc.	30,153	3,478,752

		12,460,120

Communications Equipment - 1.9%
Cisco Systems, Inc.	279,649	15,305,190
F5 Networks, Inc. *	3,403	495,579
Motorola Solutions, Inc.	10,407	1,735,159
Ubiquiti Networks, Inc. (a)	8,447	1,110,780

		18,646,708

Construction & Engineering - 0.0% (b)
Quanta Services, Inc.	9,010	344,092

Construction Materials - 0.1%
Martin Marietta Materials, Inc.	1,591	366,105
Vulcan Materials Co.	3,683	505,713

		871,818

Consumer Finance - 0.8%
Ally Financial, Inc.	12,574	389,668
American Express Co.	34,666	4,279,171
Credit Acceptance Corp. *	3,817	1,846,779
Santander Consumer USA Holdings, Inc.	27,419	656,959
SLM Corp.	35,013	340,327

		7,512,904

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]39

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Containers & Packaging - 0.4%
Avery Dennison Corp.	10,046	$1,162,121
Ball Corp.	22,670	1,586,674
Berry Global Group, Inc. *	8,130	427,557
Packaging Corp. of America	5,028	479,269
Sealed Air Corp.	10,067	430,666

		4,086,287

Distributors - 0.0% (b)
Genuine Parts Co.	2,730	282,773

Diversified Consumer Services - 0.3%
Graham Holdings Co., Class B	737	508,552
Grand Canyon Education, Inc. *	4,577	535,600
Service Corp. International	15,037	703,431
ServiceMaster Global Holdings, Inc. *	20,653	1,075,815

		2,823,398

Diversified Financial Services - 0.4%
Berkshire Hathaway, Inc., Class B *	16,800	3,581,256

Diversified Telecommunication Services - 1.6%
CenturyLink, Inc.	32,013	376,473
Verizon Communications, Inc.	259,364	14,817,465
Zayo Group Holdings, Inc. *	13,596	447,445

		15,641,383

Electric Utilities - 4.4%
Alliant Energy Corp.	14,023	688,249
American Electric Power Co., Inc.	44,194	3,889,514
Avangrid, Inc.	20,328	1,026,564
Duke Energy Corp.	60,407	5,330,314
Entergy Corp.	20,859	2,147,017
Evergy, Inc.	22,026	1,324,864
Eversource Energy	25,347	1,920,289
Exelon Corp.	81,180	3,891,769
FirstEnergy Corp.	84,996	3,638,679
NextEra Energy, Inc.	44,377	9,091,072
OGE Energy Corp.	24,759	1,053,743
Pinnacle West Capital Corp.	19,104	1,797,495
Southern Co. (The)	63,188	3,493,032
Xcel Energy, Inc.	59,436	3,535,848

		42,828,449

Electrical Equipment - 0.0% (b)
AMETEK, Inc.	3,296	299,409

Electronic Equipment, Instruments & Components - 0.9%
Amphenol Corp., Class A	14,472	1,388,444
Arrow Electronics, Inc. *	6,077	433,108
CDW Corp.	25,023	2,777,553
Corning, Inc.	28,350	942,070
Dolby Laboratories, Inc., Class A	9,601	620,225
FLIR Systems, Inc.	9,790	529,639
Keysight Technologies, Inc. *	11,245	1,009,913
Zebra Technologies Corp., Class A *	6,156	1,289,620

		8,990,572

Energy Equipment & Services - 0.0% (b)
Helmerich & Payne, Inc.	7,415	375,347

Entertainment - 1.1%
Live Nation Entertainment, Inc. *	16,566	1,097,498

INVESTMENTS	SHARES	VALUE ($)
Entertainment - 1.1% (continued)
Madison Square Garden Co. (The), Class A *	2,525	$706,848
Take-Two Interactive Software, Inc. *	2,747	311,867
Walt Disney Co. (The)	60,198	8,406,049
Zynga, Inc., Class A *	42,323	259,440

		10,781,702

Equity Real Estate Investment Trusts (REITs) - 7.7%
Alexandria Real Estate Equities, Inc.	6,749	952,216
American Campus Communities, Inc.	9,696	447,567
American Homes 4 Rent, Class A	20,868	507,301
American Tower Corp.	40,457	8,271,434
Apartment Investment & Management Co., Class A	16,007	802,271
AvalonBay Communities, Inc.	12,731	2,586,685
Boston Properties, Inc.	6,397	825,213
Camden Property Trust	10,063	1,050,477
CoreSite Realty Corp.	6,557	755,170
Crown Castle International Corp.	28,414	3,703,765
CubeSmart	17,258	577,107
CyrusOne, Inc.	18,322	1,057,546
Digital Realty Trust, Inc.	11,642	1,371,311
Duke Realty Corp.	14,674	463,845
EPR Properties	15,448	1,152,266
Equinix, Inc.	934	471,007
Equity LifeStyle Properties, Inc.	29,843	3,621,150
Equity Residential	33,773	2,564,046
Essex Property Trust, Inc.	6,885	2,009,938
Extra Space Storage, Inc.	14,623	1,551,500
Federal Realty Investment Trust	3,381	435,338
Gaming and Leisure Properties, Inc.	7,166	279,331
HCP, Inc.	46,226	1,478,307
Iron Mountain, Inc.	19,588	613,104
Kimco Realty Corp.	24,735	457,103
Lamar Advertising Co., Class A	10,493	846,890
Liberty Property Trust	9,202	460,468
Life Storage, Inc.	7,121	677,065
Medical Properties Trust, Inc.	44,470	775,557
Mid-America Apartment Communities, Inc.	6,421	756,137
National Retail Properties, Inc.	27,998	1,484,174
Omega Healthcare Investors, Inc.	40,696	1,495,578
Park Hotels & Resorts, Inc.	27,866	767,987
Prologis, Inc.	30,230	2,421,423
Public Storage	12,442	2,963,311
Realty Income Corp.	51,673	3,563,887
Regency Centers Corp.	6,696	446,891
SBA Communications Corp. *	8,811	1,981,065
Simon Property Group, Inc.	28,716	4,587,668
Spirit Realty Capital, Inc.	7,179	306,256
STORE Capital Corp.	38,997	1,294,310
Sun Communities, Inc.	19,398	2,486,630
UDR, Inc.	32,386	1,453,808
Uniti Group, Inc.	37,099	352,440
Ventas, Inc.	36,489	2,494,023
Welltower, Inc.	42,896	3,497,311
WP Carey, Inc.	10,795	876,338

		73,994,215

Food & Staples Retailing - 2.7%
Costco Wholesale Corp.	22,908	6,053,668

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]40

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Food & Staples Retailing - 2.7% (continued)
Kroger Co. (The)	42,805	$929,296
Sysco Corp.	24,939	1,763,686
Walmart, Inc.	156,430	17,283,951

		26,030,601

Food Products - 1.4%
General Mills, Inc.	5,755	302,253
Hershey Co. (The)	10,118	1,356,116
Hormel Foods Corp.	46,484	1,884,461
Lamb Weston Holdings, Inc.	24,148	1,530,017
McCormick & Co., Inc. (Non-Voting)	13,386	2,074,964
Mondelez International, Inc., Class A	79,456	4,282,678
Post Holdings, Inc. *	8,154	847,771
Tyson Foods, Inc., Class A	11,282	910,909

		13,189,169

Gas Utilities - 0.2%
Atmos Energy Corp.	11,143	1,176,255
UGI Corp.	9,788	522,777

		1,699,032

Health Care Equipment & Supplies - 4.7%
Abbott Laboratories	106,518	8,958,164
ABIOMED, Inc. *	4,723	1,230,294
Align Technology, Inc. *	1,156	316,397
Baxter International, Inc.	12,897	1,056,264
Becton Dickinson and Co.	1,713	431,693
Boston Scientific Corp. *	81,108	3,486,022
Cooper Cos., Inc. (The)	2,695	907,919
Danaher Corp.	36,128	5,163,414
DexCom, Inc. *	12,214	1,830,146
Edwards Lifesciences Corp. *	12,050	2,226,117
Hologic, Inc. *	11,378	546,372
ICU Medical, Inc. *	1,594	401,545
IDEXX Laboratories, Inc. *	5,760	1,585,901
Insulet Corp. *	7,054	842,106
Intuitive Surgical, Inc. *	6,775	3,553,826
Masimo Corp. *	4,014	597,363
Medtronic plc	51,607	5,026,006
Penumbra, Inc. *	5,665	906,400
ResMed, Inc.	10,915	1,331,957
Stryker Corp.	14,937	3,070,748
Teleflex, Inc.	5,357	1,773,971

		45,242,625

Health Care Providers & Services - 1.8%
Anthem, Inc.	19,569	5,522,567
Centene Corp. *	5,255	275,572
Chemed Corp.	1,649	595,025
Encompass Health Corp.	10,599	671,553
HCA Healthcare, Inc.	23,598	3,189,742
Humana, Inc.	2,895	768,043
Laboratory Corp. of America Holdings *	2,327	402,338
Molina Healthcare, Inc. *	10,008	1,432,545
Premier, Inc., Class A *	10,988	429,741
Quest Diagnostics, Inc.	4,476	455,702
UnitedHealth Group, Inc.	13,140	3,206,291
Universal Health Services, Inc., Class B	3,522	459,234

		17,408,353

INVESTMENTS	SHARES	VALUE ($)
Health Care Technology - 0.3%
Veeva Systems, Inc., Class A *	17,859	$2,895,123

Hotels, Restaurants & Leisure - 2.9%
Aramark	18,212	656,725
Chipotle Mexican Grill, Inc. *	3,107	2,277,058
Darden Restaurants, Inc.	14,359	1,747,921
Domino’s Pizza, Inc.	4,810	1,338,527
Dunkin’ Brands Group, Inc.	5,817	463,382
Hilton Worldwide Holdings, Inc.	3,319	324,399
Hyatt Hotels Corp., Class A	6,571	500,250
McDonald’s Corp.	45,855	9,522,250
Royal Caribbean Cruises Ltd.	3,101	375,872
Six Flags Entertainment Corp.	13,268	659,154
Starbucks Corp.	82,660	6,929,388
Vail Resorts, Inc.	3,751	837,148
Wyndham Hotels & Resorts, Inc.	6,422	357,962
Yum! Brands, Inc.	14,733	1,630,501

		27,620,537

Household Durables - 0.3%
Garmin Ltd.	22,664	1,808,587
NVR, Inc. *	396	1,334,619

		3,143,206

Household Products - 2.5%
Church & Dwight Co., Inc.	28,080	2,051,525
Clorox Co. (The)	9,834	1,505,684
Colgate-Palmolive Co.	3,762	269,622
Energizer Holdings, Inc.	13,144	507,884
Kimberly-Clark Corp.	6,396	852,459
Procter & Gamble Co. (The)	169,514	18,587,210

		23,774,384

Independent Power and Renewable Electricity Producers - 0.4%
AES Corp.	62,765	1,051,941
NRG Energy, Inc.	48,224	1,693,627
Vistra Energy Corp.	52,418	1,186,744

		3,932,312

Industrial Conglomerates - 0.8%
Honeywell International, Inc.	31,687	5,532,233
Roper Technologies, Inc.	5,871	2,150,313

		7,682,546

Insurance - 2.2%
Aflac, Inc.	10,678	585,261
Allstate Corp. (The)	7,369	749,354
American Financial Group, Inc.	11,412	1,169,388
Aon plc	9,608	1,854,152
Arch Capital Group Ltd. *	12,804	474,772
Assurant, Inc.	6,148	654,024
Assured Guaranty Ltd.	12,466	524,569
Axis Capital Holdings Ltd.	7,392	440,933
Cincinnati Financial Corp.	17,923	1,858,077
Erie Indemnity Co., Class A	7,802	1,983,893
Fidelity National Financial, Inc.	22,711	915,253
Hanover Insurance Group, Inc. (The)	11,713	1,502,778
Markel Corp. *	611	665,746
Marsh & McLennan Cos., Inc.	16,276	1,623,531
Progressive Corp. (The)	50,181	4,010,967
RenaissanceRe Holdings Ltd.	3,643	648,491
Torchmark Corp.	8,659	774,634

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]41

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Insurance - 2.2% (continued)
WR Berkley Corp.	15,814	$1,042,617

		21,478,440

Interactive Media & Services - 0.6%
IAC/InterActiveCorp *	11,240	2,445,037
Match Group, Inc.	38,244	2,572,674
TripAdvisor, Inc. *	12,944	599,178

		5,616,889

Internet & Direct Marketing Retail - 0.2%
Expedia Group, Inc.	3,949	525,335
Wayfair, Inc., Class A *	9,799	1,430,654

		1,955,989

IT Services - 8.8%
Accenture plc, Class A	13,517	2,497,536
Akamai Technologies, Inc. *	7,588	608,102
Amdocs Ltd.	12,968	805,183
Automatic Data Processing, Inc.	22,934	3,791,678
Black Knight, Inc. *	6,963	418,825
Booz Allen Hamilton Holding Corp.	14,749	976,531
Broadridge Financial Solutions, Inc.	13,485	1,721,765
Cognizant Technology Solutions Corp., Class A	5,093	322,845
CoreLogic, Inc. *	13,521	565,583
EPAM Systems, Inc. *	5,901	1,021,463
Euronet Worldwide, Inc. *	2,935	493,784
Fidelity National Information Services, Inc.	3,584	439,685
Fiserv, Inc. *	18,738	1,708,156
FleetCor Technologies, Inc. *	2,388	670,670
Gartner, Inc. *	4,604	740,968
Genpact Ltd.	30,485	1,161,174
Global Payments, Inc.	12,235	1,959,191
GoDaddy, Inc., Class A *	16,790	1,177,819
Jack Henry & Associates, Inc.	17,949	2,403,730
Mastercard, Inc., Class A	68,598	18,146,229
Okta, Inc. *	24,373	3,010,309
Paychex, Inc.	8,469	696,914
PayPal Holdings, Inc. *	64,355	7,366,073
Sabre Corp.	18,021	400,066
Square, Inc., Class A *	34,286	2,486,764
Twilio, Inc., Class A *	21,724	2,962,067
VeriSign, Inc. *	13,036	2,726,610
Visa, Inc., Class A	131,129	22,757,438
WEX, Inc. *	3,405	708,581

		84,745,739

Leisure Products - 0.1%
Hasbro, Inc.	6,091	643,697

Life Sciences Tools & Services - 2.2%
Agilent Technologies, Inc.	14,186	1,059,269
Bio-Rad Laboratories, Inc., Class A *	5,986	1,871,164
Bio-Techne Corp.	2,644	551,248
Bruker Corp.	19,991	998,551
Charles River Laboratories International, Inc. *	5,176	734,474
Illumina, Inc. *	9,876	3,635,849
IQVIA Holdings, Inc. *	11,856	1,907,630
Mettler-Toledo International, Inc. *	982	824,880
PerkinElmer, Inc.	9,553	920,336

INVESTMENTS	SHARES	VALUE ($)
Life Sciences Tools & Services - 2.2% (continued)
PRA Health Sciences, Inc. *	4,114	$407,903
QIAGEN NV *	14,637	593,530
Thermo Fisher Scientific, Inc.	24,616	7,229,227
Waters Corp. *	3,336	718,041

		21,452,102

Machinery - 0.9%
Crane Co.	5,907	492,880
Cummins, Inc.	1,724	295,390
Deere & Co.	4,236	701,948
Dover Corp.	2,905	291,081
Fortive Corp.	11,477	935,605
Illinois Tool Works, Inc.	3,818	575,793
Ingersoll-Rand plc	12,635	1,600,475
Nordson Corp.	6,333	894,916
Toro Co. (The)	21,148	1,414,801
Xylem, Inc.	12,229	1,022,834

		8,225,723

Media - 2.0%
Cable One, Inc.	979	1,146,399
Charter Communications, Inc., Class A *	13,005	5,139,316
Comcast Corp., Class A	251,498	10,633,336
Discovery, Inc., Class A *	27,842	854,749
Sirius XM Holdings, Inc. (a)	206,741	1,153,615

		18,927,415

Metals & Mining - 0.1%
Reliance Steel & Aluminum Co.	5,371	508,204

Multiline Retail - 0.5%
Dollar General Corp.	20,908	2,825,925
Dollar Tree, Inc. *	5,016	538,668
Kohl’s Corp.	11,824	562,231
Macy’s, Inc.	18,452	395,980
Target Corp.	10,981	951,065

		5,273,869

Multi-Utilities - 1.6%
Ameren Corp.	30,356	2,280,039
CenterPoint Energy, Inc.	18,417	527,279
CMS Energy Corp.	33,398	1,934,078
Dominion Energy, Inc.	20,077	1,552,354
DTE Energy Co.	17,897	2,288,668
MDU Resources Group, Inc.	15,343	395,849
NiSource, Inc.	35,790	1,030,752
Public Service Enterprise Group, Inc.	31,167	1,833,243
Sempra Energy	5,717	785,745
WEC Energy Group, Inc.	29,487	2,458,331

		15,086,338

Oil, Gas & Consumable Fuels - 1.7%
Cheniere Energy, Inc. *	15,610	1,068,505
Chevron Corp.	44,310	5,513,936
ConocoPhillips	38,709	2,361,249
Hess Corp.	8,176	519,748
HollyFrontier Corp.	14,187	656,574
Kinder Morgan, Inc.	100,788	2,104,454
ONEOK, Inc.	28,899	1,988,540
PBF Energy, Inc., Class A	16,878	528,281
Phillips 66	10,358	968,887

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]42

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Oil, Gas & Consumable Fuels - 1.7% (continued)
Valero Energy Corp.	5,314	$454,932
Williams Cos., Inc. (The)	16,550	464,062

		16,629,168

Personal Products - 0.4%
Estee Lauder Cos., Inc. (The), Class A	19,873	3,638,945
Nu Skin Enterprises, Inc., Class A	8,923	440,082

		4,079,027

Pharmaceuticals - 5.4%
Eli Lilly & Co.	72,794	8,064,847
Johnson & Johnson	72,352	10,077,187
Merck & Co., Inc.	167,673	14,059,381
Pfizer, Inc.	338,874	14,680,022
Zoetis, Inc.	42,927	4,871,785

		51,753,222

Professional Services - 0.5%
CoStar Group, Inc. *	3,684	2,041,157
TransUnion	21,521	1,582,009
Verisk Analytics, Inc.	10,952	1,604,030

		5,227,196

Real Estate Management & Development - 0.1%
CBRE Group, Inc., Class A *	11,886	609,752

Road & Rail - 1.9%
AMERCO	2,826	1,069,782
CSX Corp.	55,007	4,255,892
JB Hunt Transport Services, Inc.	6,170	564,000
Norfolk Southern Corp.	18,572	3,701,957
Old Dominion Freight Line, Inc.	7,606	1,135,271
Union Pacific Corp.	44,424	7,512,543

		18,239,445

Semiconductors & Semiconductor Equipment - 2.1%
Advanced Micro Devices, Inc. *	98,269	2,984,430
Analog Devices, Inc.	15,676	1,769,350
Broadcom, Inc.	25,170	7,245,436
Intel Corp.	18,435	882,483
KLA-Tencor Corp.	4,066	480,601
Maxim Integrated Products, Inc.	13,185	788,727
Monolithic Power Systems, Inc.	3,941	535,109
QUALCOMM, Inc.	21,151	1,608,957
Teradyne, Inc.	9,768	467,985
Texas Instruments, Inc.	3,991	458,007
Universal Display Corp.	4,293	807,342
Xilinx, Inc.	21,111	2,489,409

		20,517,836

Software - 12.4%
Adobe, Inc. *	10,569	3,114,156
ANSYS, Inc. *	5,600	1,146,992
Aspen Technology, Inc. *	3,695	459,215
Atlassian Corp. plc, Class A *	26,779	3,503,764
Autodesk, Inc. *	12,281	2,000,575
Cadence Design Systems, Inc. *	20,768	1,470,582
CDK Global, Inc.	9,038	446,839
Citrix Systems, Inc.	7,459	732,026
Fortinet, Inc. *	22,333	1,715,844
Guidewire Software, Inc. *	3,915	396,903
Intuit, Inc.	20,180	5,273,639

INVESTMENTS	SHARES	VALUE ($)
Software - 12.4% (continued)
Microsoft Corp.	463,419	$62,079,609
Nuance Communications, Inc. *	26,590	424,642
Oracle Corp.	14,586	830,964
Palo Alto Networks, Inc. *	9,965	2,030,468
Paycom Software, Inc. *	11,261	2,553,094
PTC, Inc. *	13,270	1,191,115
RealPage, Inc. *	9,828	578,378
RingCentral, Inc., Class A *	20,590	2,366,203
salesforce.com, Inc. *	47,955	7,276,212
ServiceNow, Inc. *	15,335	4,210,531
Splunk, Inc. *	16,085	2,022,689
SS&C Technologies Holdings, Inc.	16,904	973,839
Synopsys, Inc. *	10,828	1,393,455
Tableau Software, Inc., Class A *	14,524	2,411,275
VMware, Inc., Class A	27,064	4,525,372
Workday, Inc., Class A *	12,212	2,510,543
Zendesk, Inc. *	26,985	2,402,475

		120,041,399

Specialty Retail - 2.5%
Advance Auto Parts, Inc.	6,008	926,073
AutoZone, Inc. *	1,672	1,838,314
Best Buy Co., Inc.	8,134	567,184
Burlington Stores, Inc. *	11,998	2,041,460
Dick’s Sporting Goods, Inc.	12,079	418,296
Foot Locker, Inc.	11,349	475,750
Home Depot, Inc. (The)	5,558	1,155,897
Lowe’s Cos., Inc.	44,202	4,460,424
O’Reilly Automotive, Inc. *	6,655	2,457,824
Ross Stores, Inc.	14,911	1,477,978
Tiffany & Co.	4,056	379,804
TJX Cos., Inc. (The)	87,767	4,641,119
Tractor Supply Co.	10,959	1,192,339
Ulta Beauty, Inc. *	4,991	1,731,328
Williams-Sonoma, Inc.	8,598	558,870

		24,322,660

Technology Hardware, Storage & Peripherals - 0.1%
Dell Technologies, Inc., Class C *	6,955	353,314
NetApp, Inc.	9,988	616,260

		969,574

Textiles, Apparel & Luxury Goods - 1.6%
Columbia Sportswear Co.	4,328	433,493
Lululemon Athletica, Inc. *	18,156	3,271,893
NIKE, Inc., Class B	111,604	9,369,156
Ralph Lauren Corp.	8,682	986,188
Under Armour, Inc., Class A *	34,189	866,691
VF Corp.	7,629	666,393

		15,593,814

Thrifts & Mortgage Finance - 0.1%
TFS Financial Corp.	41,075	742,225

Tobacco - 0.3%
Philip Morris International, Inc.	40,373	3,170,492

Trading Companies & Distributors - 0.3%
Fastenal Co.	19,923	649,290
MSC Industrial Direct Co., Inc., Class A	4,795	356,077
Watsco, Inc.	3,619	591,815

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]43

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Trading Companies & Distributors - 0.3% (continued)
WW Grainger, Inc.	3,457	$927,271

		2,524,453

Water Utilities - 0.3%
American Water Works Co., Inc.	20,101	2,331,716
Aqua America, Inc.	15,473	640,118

		2,971,834

Wireless Telecommunication Services - 0.4%
Telephone & Data Systems, Inc.	13,444	408,698
T-Mobile US, Inc. *	40,809	3,025,579
United States Cellular Corp. *	15,170	677,644

		4,111,921

TOTAL COMMON STOCKS (Cost $701,783,863)		939,047,107

SHORT-TERM INVESTMENTS - 2.6%

INVESTMENT COMPANIES - 2.6%
Limited Purpose Cash Investment Fund, 2.36% (c) (Cost $24,786,796)	24,789,248	24,794,206

SECURITIES LENDING COLLATERAL - 0.1%

Investment Companies - 0.1%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.26% (c)(d)	105,305	105,305
Limited Purpose Cash Investment Fund 2.36% (c)(d)	511,119	511,221

TOTAL SECURITIES LENDING COLLATERAL (Cost $616,424)		616,526

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.0% (Cost $727,187,083)		964,457,839

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.0% (b)(e)		38,756

Net Assets - 100.0%		$964,496,595

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$55,079,308	5.7%
Consumer Discretionary	82,299,805	8.5
Consumer Staples	84,896,858	8.8
Energy	17,004,516	1.8
Financials	56,232,267	5.8
Health Care	148,877,598	15.4
Industrials	79,056,166	8.2
Information Technology	253,911,828	26.3
Materials	20,566,829	2.1
Real Estate	74,603,967	7.8
Utilities	66,517,965	6.9
Short-Term Investments	24,794,206	2.6
Securities Lending Collateral	616,526	0.1

Total Investments In Securities At Value	964,457,839	100.0
Other Assets in Excess of Liabilities (e)	38,756	0.0 (b)

Net Assets	$964,496,595	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $600,621.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of June 30, 2019.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820.

Futures contracts outstanding as of June 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	137	9/2019	USD	$20,167,770	$337,335

					$337,335

USD - United States Dollar

See notes to Schedule of Investments.

[777467.PARTF]44

Schedule of Investments	June 30, 2019 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 97.9%

Aerospace & Defense - 1.7%
AAR Corp.	3,070	$112,945
Aerojet Rocketdyne Holdings, Inc. *	16,350	731,990
Aerovironment, Inc. *	7,275	413,002
Axon Enterprise, Inc. *	7,345	471,623
Cubic Corp.	1,835	118,321
Ducommun, Inc. *	7,860	354,250
Kratos Defense & Security Solutions, Inc. *	31,872	729,550
Mercury Systems, Inc. *	11,329	796,995
Moog, Inc., Class A	4,494	420,683
National Presto Industries, Inc.	1,715	159,992
Vectrus, Inc. *	4,424	179,438
Wesco Aircraft Holdings, Inc. *	11,824	131,246

		4,620,035

Air Freight & Logistics - 0.1%
Echo Global Logistics, Inc. *	4,871	101,658
Forward Air Corp.	2,309	136,577
Radiant Logistics, Inc. *	20,539	126,110

		364,345

Airlines - 0.3%
SkyWest, Inc.	3,700	224,479
Spirit Airlines, Inc. *	15,478	738,765

		963,244

Auto Components - 1.0%
Cooper Tire & Rubber Co.	7,502	236,688
Dorman Products, Inc. *	7,601	662,351
Fox Factory Holding Corp. *	10,767	888,385
Gentherm, Inc. *	7,520	314,562
Modine Manufacturing Co. *	7,558	108,155
Standard Motor Products, Inc.	3,742	169,662
Stoneridge, Inc. *	11,940	376,707

		2,756,510

Banks - 2.9%
1st Source Corp.	2,393	111,035
BancFirst Corp.	6,265	348,710
Bancorp, Inc. (The) *	13,272	118,386
Banner Corp.	2,331	126,224
Bryn Mawr Bank Corp.	2,789	104,085
Camden National Corp.	3,937	180,590
Carolina Financial Corp.	3,130	109,832
Central Pacific Financial Corp.	3,821	114,477
Community Bank System, Inc.	7,827	515,330
Enterprise Financial Services Corp.	2,473	102,877
First Bancorp/NC	3,745	136,393
First Bancorp/PR	72,124	796,249
First Financial Bankshares, Inc.	34,278	1,055,420
First Interstate BancSystem, Inc., Class A	3,267	129,406
German American Bancorp, Inc.	3,585	107,980
Glacier Bancorp, Inc.	13,676	554,562
Great Southern Bancorp, Inc.	3,025	181,046
Independent Bank Corp./MA	4,203	320,058
Independent Bank Corp./MI	8,381	182,622
Lakeland Bancorp, Inc.	12,306	198,742
Lakeland Financial Corp.	3,172	148,545
OFG Bancorp	25,352	602,617
Opus Bank	4,849	102,362
QCR Holdings, Inc.	3,458	120,580

INVESTMENTS	SHARES	VALUE ($)
Banks - 2.9% (continued)
Republic First Bancorp, Inc. *	13,603	$66,791
Southside Bancshares, Inc.	2,622	84,900
Stock Yards Bancorp, Inc.	4,504	162,820
Tompkins Financial Corp.	1,707	139,291
Towne Bank	6,743	183,949
TriState Capital Holdings, Inc. *	4,567	97,460
Triumph Bancorp, Inc. *	3,670	106,614
Trustmark Corp.	3,944	131,138
United Bankshares, Inc.	7,778	288,486
Washington Trust Bancorp, Inc.	2,583	134,781
Westamerica Bancorp	2,136	131,599

		7,995,957

Beverages - 0.7%
Boston Beer Co., Inc. (The), Class A *	3,102	1,171,811
Coca-Cola Consolidated, Inc.	1,751	523,987
Craft Brew Alliance, Inc. *	11,410	159,626
Primo Water Corp. *	9,780	120,294

		1,975,718

Biotechnology - 6.6%
ACADIA Pharmaceuticals, Inc. *	25,711	687,255
Acceleron Pharma, Inc. *	2,700	110,916
Adverum Biotechnologies, Inc. *	18,271	217,242
Aeglea BioTherapeutics, Inc. *	17,209	117,882
Akcea Therapeutics, Inc. *(a)	19,768	463,560
Aldeyra Therapeutics, Inc. *	1,304	7,824
Arena Pharmaceuticals, Inc. *	2,070	121,364
ArQule, Inc. *	60,776	669,144
Array BioPharma, Inc. *	53,230	2,466,146
Arrowhead Pharmaceuticals, Inc. *	32,184	852,876
Avid Bioservices, Inc. *	25,915	145,124
BioCryst Pharmaceuticals, Inc. *	42,866	162,462
Blueprint Medicines Corp. *	888	83,765
Cara Therapeutics, Inc. *(a)	8,893	191,200
CareDx, Inc. *	15,479	557,089
CASI Pharmaceuticals, Inc. *(a)	29,114	93,165
Catalyst Pharmaceuticals, Inc. *	24,586	94,410
Cellular Biomedicine Group, Inc. *	3,768	62,285
ChemoCentryx, Inc. *	10,089	93,828
Coherus Biosciences, Inc. *	13,454	297,333
CTI BioPharma Corp. *	7,700	6,617
Denali Therapeutics, Inc. *	9,726	201,912
Dicerna Pharmaceuticals, Inc. *	16,291	256,583
Emergent BioSolutions, Inc. *	4,540	219,327
Enanta Pharmaceuticals, Inc. *	2,372	200,149
Fate Therapeutics, Inc. *	23,728	481,678
Genomic Health, Inc. *	11,317	658,310
Global Blood Therapeutics, Inc. *	10,376	545,778
Homology Medicines, Inc. *	6,313	123,545
Insmed, Inc. *	5,734	146,790
Intercept Pharmaceuticals, Inc. *	7,855	625,022
Invitae Corp. *	28,813	677,106
Kindred Biosciences, Inc. *	17,847	148,666
Kura Oncology, Inc. *	6,974	137,318
Mirati Therapeutics, Inc. *	10,283	1,059,149
Myriad Genetics, Inc. *	4,808	133,566
Natera, Inc. *	22,456	619,336
Ohr Pharmaceutical, Inc. *	380	1,296
PDL BioPharma, Inc. *	45,576	143,109
PTC Therapeutics, Inc. *	11,830	532,350

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]45

Schedule of Investments	June 30, 2019 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Biotechnology - 6.6% (continued)
Ra Pharmaceuticals, Inc. *	16,075	$483,375
REGENXBIO, Inc. *	7,535	387,073
Repligen Corp. *	13,549	1,164,537
Savara, Inc. *	9,317	22,081
Ultragenyx Pharmaceutical, Inc. *	3,512	223,012
Vanda Pharmaceuticals, Inc. *	15,738	221,748
Veracyte, Inc. *	19,953	568,860
Vericel Corp. *	18,816	355,434
Viking Therapeutics, Inc. *(a)	25,669	213,053
Xencor, Inc. *	8,088	331,042
Zafgen, Inc. *	19,682	23,422

		18,406,114

Building Products - 1.0%
AAON, Inc.	8,181	410,523
Advanced Drainage Systems, Inc.	13,675	448,403
CSW Industrials, Inc.	1,328	90,503
Gibraltar Industries, Inc. *	6,592	266,053
PGT Innovations, Inc. *	5,624	94,033
Simpson Manufacturing Co., Inc.	7,663	509,283
Trex Co., Inc. *	11,993	859,898

		2,678,696

Capital Markets - 0.8%
B. Riley Financial, Inc.	9,128	190,410
Blucora, Inc. *	10,444	317,184
Cohen & Steers, Inc.	3,300	169,752
Diamond Hill Investment Group, Inc.	1,290	182,819
Federated Investors, Inc., Class B	4,809	156,292
GAIN Capital Holdings, Inc.	6,851	28,295
Greenhill & Co., Inc.	6,430	87,384
Hamilton Lane, Inc., Class A	16,795	958,323
Oppenheimer Holdings, Inc., Class A	5,134	139,747

		2,230,206

Chemicals - 1.0%
American Vanguard Corp.	8,397	129,398
Balchem Corp.	3,975	397,381
Chase Corp.	998	107,425
Ingevity Corp. *	10,716	1,127,002
Innospec, Inc.	3,091	282,023
Intrepid Potash, Inc. *	31,374	105,416
Quaker Chemical Corp.	3,032	615,132
Stepan Co.	877	80,605

		2,844,382

Commercial Services & Supplies - 2.2%
ABM Industries, Inc.	9,317	372,680
Brady Corp., Class A	10,680	526,738
Brink’s Co. (The)	1,947	158,057
Casella Waste Systems, Inc., Class A *	15,816	626,788
Covanta Holding Corp.	10,501	188,073
Ennis, Inc.	10,681	219,174
Herman Miller, Inc.	3,479	155,511
HNI Corp.	3,390	119,938
Kimball International, Inc., Class B	9,927	173,028
McGrath RentCorp	6,667	414,354
Mobile Mini, Inc.	5,578	169,739
MSA Safety, Inc.	8,067	850,181
SP Plus Corp. *	4,630	147,836
Steelcase, Inc., Class A	21,609	369,514

INVESTMENTS	SHARES	VALUE ($)
Commercial Services & Supplies - 2.2% (continued)
Team, Inc. *	10,154	$155,559
Tetra Tech, Inc.	10,576	830,745
UniFirst Corp.	939	177,067
US Ecology, Inc.	5,243	312,168
Viad Corp.	2,487	164,739

		6,131,889

Communications Equipment - 1.5%
Acacia Communications, Inc. *	9,672	456,132
Calix, Inc. *	24,970	163,803
Ciena Corp. *	33,941	1,395,993
Comtech Telecommunications Corp.	7,060	198,457
Harmonic, Inc. *	55,000	305,250
ViaSat, Inc. *	9,772	789,773
Viavi Solutions, Inc. *	57,784	767,949

		4,077,357

Construction & Engineering - 0.8%
Aegion Corp. *	6,788	124,899
Ameresco, Inc., Class A *	20,297	298,975
Comfort Systems USA, Inc.	9,447	481,703
EMCOR Group, Inc.	935	82,373
Great Lakes Dredge & Dock Corp. *	32,126	354,671
HC2 Holdings, Inc. *(a)	27,896	65,835
MasTec, Inc. *	3,519	181,334
MYR Group, Inc. *	3,964	148,055
NV5 Global, Inc. *	3,768	306,715
Primoris Services Corp.	5,764	120,641

		2,165,201

Construction Materials - 0.0% (b)
Forterra, Inc. *	6,904	34,313

Consumer Finance - 0.3%
Enova International, Inc. *	5,871	135,327
FirstCash, Inc.	2,162	216,243
Nelnet, Inc., Class A	3,814	225,865
Regional Management Corp. *	7,164	188,915
World Acceptance Corp. *	1,158	190,039

		956,389

Distributors - 0.3%
Core-Mark Holding Co., Inc.	10,995	436,722
Funko, Inc., Class A *(a)	16,420	397,692

		834,414

Diversified Consumer Services - 1.5%
Adtalem Global Education, Inc. *	3,485	156,999
American Public Education, Inc. *	4,706	139,203
Career Education Corp. *	24,098	459,549
Carriage Services, Inc.	4,901	93,168
Chegg, Inc. *	27,267	1,052,234
Houghton Mifflin Harcourt Co. *	17,235	99,274
K12, Inc. *	13,268	403,480
Laureate Education, Inc., Class A *	39,468	620,042
Regis Corp. *	12,677	210,438
Strategic Education, Inc.	5,080	904,240

		4,138,627

Diversified Financial Services - 0.2%
Cannae Holdings, Inc. *	10,668	309,159
MedCath Corp. (3)*(c)	10,300	—

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]46

Schedule of Investments	June 30, 2019 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Diversified Financial Services - 0.2% (continued)
On Deck Capital, Inc. *	36,016	$149,466

		458,625

Diversified Telecommunication Services - 0.9%
ATN International, Inc.	4,794	276,758
Cogent Communications Holdings, Inc.	7,275	431,844
Intelsat SA *	35,374	688,024
Iridium Communications, Inc. *	35,932	835,778
Ooma, Inc. *	9,728	101,950
pdvWireless, Inc. *	1,590	74,730

		2,409,084

Electric Utilities - 1.8%
ALLETE, Inc.	9,355	778,430
IDACORP, Inc.	11,177	1,122,506
MGE Energy, Inc.	4,013	293,270
Otter Tail Corp.	7,571	399,824
PNM Resources, Inc.	18,324	932,875
Portland General Electric Co.	24,895	1,348,562
Spark Energy, Inc., Class A	2,663	29,799

		4,905,266

Electrical Equipment - 1.3%
Allied Motion Technologies, Inc.	5,795	219,630
Atkore International Group, Inc. *	3,932	101,721
EnerSys	3,476	238,106
Enphase Energy, Inc. *	47,081	858,287
Generac Holdings, Inc. *	10,860	753,793
Plug Power, Inc. *(a)	51,334	115,501
Sunrun, Inc. *	36,908	692,394
TPI Composites, Inc. *	8,481	209,650
Vicor Corp. *	7,164	222,442
Vivint Solar, Inc. *	39,859	290,971

		3,702,495

Electronic Equipment, Instruments & Components - 2.4%
AVX Corp.	12,390	205,674
Badger Meter, Inc.	6,538	390,253
CTS Corp.	12,200	336,476
ePlus, Inc. *	1,522	104,927
Fabrinet (Thailand) *	12,095	600,759
FARO Technologies, Inc. *	2,460	129,347
Fitbit, Inc., Class A *	45,933	202,105
Insight Enterprises, Inc. *	8,574	499,007
Knowles Corp. *	17,028	311,783
Napco Security Technologies, Inc. *	6,425	190,694
Novanta, Inc. *	10,035	946,300
OSI Systems, Inc. *	3,376	380,239
PAR Technology Corp. *(a)	11,163	314,797
Park Electrochemical Corp.	6,608	110,288
PC Connection, Inc.	4,953	173,256
Rogers Corp. *	3,347	577,625
Sanmina Corp. *	6,009	181,952
Tech Data Corp. *	4,789	500,929
Vishay Intertechnology, Inc.	10,276	169,759
Vishay Precision Group, Inc. *	6,027	244,877

		6,571,047

Energy Equipment & Services - 0.8%
Cactus, Inc., Class A *	15,006	496,999
DMC Global, Inc.	7,692	487,288

INVESTMENTS	SHARES	VALUE ($)
Energy Equipment & Services - 0.8% (continued)
Frank’s International NV *	22,355	$122,058
Helix Energy Solutions Group, Inc. *	23,405	201,985
Matrix Service Co. *	15,134	306,615
Profire Energy, Inc. *	15,198	22,949
ProPetro Holding Corp. *	15,110	312,777
SEACOR Holdings, Inc. *	3,735	177,450

		2,128,121

Entertainment - 0.8%
AMC Entertainment Holdings, Inc., Class A	9,152	85,388
Glu Mobile, Inc. *	48,509	348,295
Liberty Media Corp.-Liberty Braves, Class C *	6,881	192,462
Marcus Corp. (The)	10,689	352,309
Rosetta Stone, Inc. *	8,771	200,680
World Wrestling Entertainment, Inc., Class A	16,153	1,166,408

		2,345,542

Equity Real Estate Investment Trusts (REITs) - 7.8%
Acadia Realty Trust	18,322	501,473
Agree Realty Corp.	14,797	947,748
American Assets Trust, Inc.	15,344	723,009
Americold Realty Trust	47,898	1,552,853
Braemar Hotels & Resorts, Inc.	11,477	113,622
CareTrust REIT, Inc.	32,591	775,014
Community Healthcare Trust, Inc.	8,076	318,275
Cousins Properties, Inc.	15,087	545,697
EastGroup Properties, Inc.	11,867	1,376,335
First Industrial Realty Trust, Inc.	28,470	1,045,988
Four Corners Property Trust, Inc.	8,998	245,915
GEO Group, Inc. (The)	4,827	101,415
Getty Realty Corp.	9,610	295,604
Global Net Lease, Inc.	25,175	493,934
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	5,947	167,586
Healthcare Realty Trust, Inc.	21,743	680,991
Independence Realty Trust, Inc.	12,879	149,010
Industrial Logistics Properties Trust	6,663	138,724
Innovative Industrial Properties, Inc.	5,563	687,364
Investors Real Estate Trust	2,227	130,658
Jernigan Capital, Inc.	8,682	177,981
Kite Realty Group Trust	5,269	79,720
Lexington Realty Trust	43,196	406,474
LTC Properties, Inc.	10,375	473,723
Monmouth Real Estate Investment Corp.	9,260	125,473
National Health Investors, Inc.	11,992	935,736
National Storage Affiliates Trust	10,796	312,436
NexPoint Residential Trust, Inc.	13,524	559,894
NorthStar Realty Europe Corp.	17,278	283,878
Pebblebrook Hotel Trust	3,172	89,387
Physicians Realty Trust	43,585	760,122
Piedmont Office Realty Trust, Inc., Class A	18,980	378,271
PS Business Parks, Inc.	8,635	1,455,257
QTS Realty Trust, Inc., Class A	7,534	347,920
Rexford Industrial Realty, Inc.	25,731	1,038,760
Ryman Hospitality Properties, Inc.	4,849	393,205
Sabra Health Care REIT, Inc.	28,352	558,251
Seritage Growth Properties, Class A	3,313	142,327
STAG Industrial, Inc.	27,371	827,699
Terreno Realty Corp.	15,747	772,233

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]47

Schedule of Investments	June 30, 2019 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 7.8% (continued)
UMH Properties, Inc.	9,125	$113,241
Universal Health Realty Income Trust	1,013	86,034
Xenia Hotels & Resorts, Inc.	13,342	278,181

		21,587,418

Food & Staples Retailing - 0.6%
Chefs’ Warehouse, Inc. (The) *	15,885	557,087
Natural Grocers by Vitamin Cottage, Inc. *	18,044	181,342
Performance Food Group Co. *	19,095	764,373
Weis Markets, Inc.	4,683	170,508

		1,673,310

Food Products - 1.5%
Calavo Growers, Inc.	940	90,936
Cal-Maine Foods, Inc.	2,278	95,038
Darling Ingredients, Inc. *	32,042	637,315
Freshpet, Inc. *	17,006	773,943
John B Sanfilippo & Son, Inc.	2,196	174,999
Lancaster Colony Corp.	8,349	1,240,661
Sanderson Farms, Inc.	1,895	258,781
Simply Good Foods Co. (The) *	27,518	662,634
Tootsie Roll Industries, Inc.	4,246	156,805

		4,091,112

Gas Utilities - 1.9%
Chesapeake Utilities Corp.	3,304	313,946
New Jersey Resources Corp.	23,178	1,153,569
Northwest Natural Holding Co.	4,516	313,862
ONE Gas, Inc.	14,171	1,279,642
South Jersey Industries, Inc.	3,874	130,670
Southwest Gas Holdings, Inc.	8,845	792,689
Spire, Inc.	13,984	1,173,537

		5,157,915

Health Care Equipment & Supplies - 4.6%
Antares Pharma, Inc. *	50,057	164,688
AtriCure, Inc. *	12,229	364,913
Atrion Corp.	393	335,127
Avanos Medical, Inc. *	2,112	92,104
Cardiovascular Systems, Inc. *	8,298	356,233
Cerus Corp. *	34,855	195,885
CONMED Corp.	7,967	681,736
CryoLife, Inc. *	11,439	342,369
CryoPort, Inc. *	20,608	377,539
CytoSorbents Corp. *(a)	21,363	141,209
GenMark Diagnostics, Inc. *	18,280	118,637
Glaukos Corp. *	10,015	755,131
Haemonetics Corp. *	6,707	807,120
Integer Holdings Corp. *	9,097	763,420
IntriCon Corp. *	4,259	99,490
iRadimed Corp. *(a)	6,247	127,751
iRhythm Technologies, Inc. *	5,064	400,461
Lantheus Holdings, Inc. *	5,566	157,518
Meridian Bioscience, Inc.	7,875	93,555
Merit Medical Systems, Inc. *	11,035	657,245
Mesa Laboratories, Inc.	1,497	365,777
Neogen Corp. *	1,550	96,271
Novocure Ltd. *	22,798	1,441,518
NuVasive, Inc. *	2,578	150,916
Orthofix Medical, Inc. *	2,308	122,047
OrthoPediatrics Corp. *	3,983	155,337

INVESTMENTS	SHARES	VALUE ($)
Health Care Equipment & Supplies - 4.6% (continued)
Quidel Corp. *	5,608	$332,667
STAAR Surgical Co. *	14,101	414,287
Surmodics, Inc. *	5,032	217,231
Tactile Systems Technology, Inc. *	5,834	332,071
Tandem Diabetes Care, Inc. *	14,478	934,121
TransEnterix, Inc. *(a)	88,896	120,899
Wright Medical Group NV *	31,446	937,720

		12,652,993

Health Care Providers & Services - 2.4%
Addus HomeCare Corp. *	5,493	411,700
Amedisys, Inc. *	7,993	970,430
BioTelemetry, Inc. *	8,065	388,330
CorVel Corp. *	5,062	440,445
Ensign Group, Inc. (The)	16,839	958,476
HealthEquity, Inc. *	7,608	497,563
LHC Group, Inc. *	8,171	977,088
National HealthCare Corp.	3,223	261,547
PetIQ, Inc. *	8,719	287,378
Providence Service Corp. (The) *	2,833	162,444
R1 RCM, Inc. *	40,756	512,711
RadNet, Inc. *	9,846	135,776
Tenet Healthcare Corp. *	5,129	105,965
Triple-S Management Corp., Class B *	4,752	113,335
US Physical Therapy, Inc.	3,691	452,406

		6,675,594

Health Care Technology - 1.5%
HealthStream, Inc. *	3,591	92,863
HMS Holdings Corp. *	27,013	874,951
Inovalon Holdings, Inc., Class A *	24,322	352,912
Inspire Medical Systems, Inc. *	3,524	213,730
Medidata Solutions, Inc. *	1,074	97,208
NextGen Healthcare, Inc. *	12,397	246,700
Omnicell, Inc. *	12,263	1,054,986
Tabula Rasa HealthCare, Inc. *	3,448	172,159
Teladoc Health, Inc. *	13,704	910,083
Vocera Communications, Inc. *	7,128	227,526

		4,243,118

Hotels, Restaurants & Leisure - 2.6%
BBX Capital Corp.	4,912	24,118
BJ’s Restaurants, Inc.	1,849	81,245
Brinker International, Inc.	2,077	81,730
Carrols Restaurant Group, Inc. *	11,164	100,811
Churchill Downs, Inc.	4,561	524,834
Cracker Barrel Old Country Store, Inc.	784	133,852
Dave & Buster’s Entertainment, Inc.	6,147	248,769
Del Taco Restaurants, Inc. *	7,517	96,368
Denny’s Corp. *	13,835	284,033
Dine Brands Global, Inc.	5,241	500,358
Drive Shack, Inc. *	24,122	113,132
El Pollo Loco Holdings, Inc. *	11,570	123,336
Eldorado Resorts, Inc. *	14,935	688,055
Everi Holdings, Inc. *	7,133	85,097
International Speedway Corp., Class A	2,491	111,821
Monarch Casino & Resort, Inc. *	3,285	140,401
Planet Fitness, Inc., Class A *	21,504	1,557,750
RCI Hospitality Holdings, Inc.	6,192	108,422
Red Lion Hotels Corp. *	4,863	34,576
Ruth’s Hospitality Group, Inc.	5,414	122,952

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]48

Schedule of Investments	June 30, 2019 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Hotels, Restaurants & Leisure - 2.6% (continued)
SeaWorld Entertainment, Inc. *	26,960	$835,760
Shake Shack, Inc., Class A *	5,928	428,002
Wingstop, Inc.	8,619	816,650

		7,242,072

Household Durables - 2.0%
Bassett Furniture Industries, Inc.	1,296	19,764
GoPro, Inc., Class A *	36,664	200,185
Helen of Troy Ltd. *	7,576	989,350
Hooker Furniture Corp.	3,550	73,201
iRobot Corp. *(a)	6,035	553,047
La-Z-Boy, Inc.	4,436	136,008
MDC Holdings, Inc.	9,424	308,919
Meritage Homes Corp. *	2,699	138,567
Roku, Inc. *	32,064	2,904,357
Turtle Beach Corp. *(a)	15,705	181,550

		5,504,948

Household Products - 0.2%
WD-40 Co.	4,192	666,696

Independent Power and Renewable Electricity Producers - 0.3%
Pattern Energy Group, Inc., Class A	17,601	406,407
TerraForm Power, Inc., Class A	35,833	512,412

		918,819

Industrial Conglomerates - 0.1%
Raven Industries, Inc.	6,777	243,159

Insurance - 3.4%
Ambac Financial Group, Inc. *	11,032	185,889
AMERISAFE, Inc.	3,902	248,831
Argo Group International Holdings Ltd.	8,292	614,023
eHealth, Inc. *	8,266	711,703
Employers Holdings, Inc.	2,987	126,260
FBL Financial Group, Inc., Class A	5,756	367,233
Goosehead Insurance, Inc., Class A(a)	4,709	225,090
HCI Group, Inc.	2,833	114,652
Health Insurance Innovations, Inc., Class A *(a)	2,644	68,532
Heritage Insurance Holdings, Inc.	8,281	127,610
Kemper Corp.	15,908	1,372,701
Kinsale Capital Group, Inc.	8,421	770,353
MBIA, Inc. *	22,966	213,813
National General Holdings Corp.	18,475	423,817
National Western Life Group, Inc., Class A	374	96,118
Primerica, Inc.	9,971	1,196,021
RLI Corp.	10,906	934,753
Safety Insurance Group, Inc.	2,448	232,878
Selective Insurance Group, Inc.	9,985	747,777
State Auto Financial Corp.	3,981	139,335
United Fire Group, Inc.	5,138	248,987
United Insurance Holdings Corp.	12,453	177,580
Universal Insurance Holdings, Inc.	5,434	151,609

		9,495,565

Interactive Media & Services - 0.5%
Care.com, Inc. *	8,103	88,971
Cargurus, Inc. *	21,800	787,198
Liberty TripAdvisor Holdings, Inc., Class A *	20,499	254,188
Meet Group, Inc. (The) *	35,928	125,029
Travelzoo *	12,075	186,438

		1,441,824

INVESTMENTS	SHARES	VALUE ($)
Internet & Direct Marketing Retail - 0.7%
1-800-Flowers.com, Inc., Class A *	12,529	$236,548
Duluth Holdings, Inc., Class B *	7,456	101,327
Etsy, Inc. *	25,230	1,548,365
Quotient Technology, Inc. *	10,253	110,117

		1,996,357

IT Services - 2.2%
Brightcove, Inc. *	14,222	146,913
CACI International, Inc., Class A *	6,713	1,373,413
Cardtronics plc, Class A *	12,286	335,654
CSG Systems International, Inc.	2,558	124,907
EVERTEC, Inc.	25,539	835,125
ExlService Holdings, Inc. *	2,232	147,602
Hackett Group, Inc. (The)	12,491	209,724
KBR, Inc.	26,533	661,733
LiveRamp Holdings, Inc. *	16,884	818,536
ManTech International Corp., Class A	5,207	342,881
MAXIMUS, Inc.	1,808	131,152
Perficient, Inc. *	7,395	253,797
TTEC Holdings, Inc.	4,738	220,744
Tucows, Inc., Class A *	1,464	89,333
Unisys Corp. *	17,735	172,384
Virtusa Corp. *	2,466	109,564

		5,973,462

Leisure Products - 0.3%
Acushnet Holdings Corp.	10,759	282,531
American Outdoor Brands Corp. *	12,666	114,121
Johnson Outdoors, Inc., Class A	1,695	126,396
Malibu Boats, Inc., Class A *	8,574	333,100

		856,148

Life Sciences Tools & Services - 1.4%
Codexis, Inc. *	21,035	387,675
Fluidigm Corp. *	30,594	376,918
Luminex Corp.	6,384	131,766
Medpace Holdings, Inc. *	9,610	628,686
NanoString Technologies, Inc. *	14,628	443,960
NeoGenomics, Inc. *	36,106	792,166
Quanterix Corp. *	2,833	95,727
Syneos Health, Inc. *	21,961	1,121,987

		3,978,885

Machinery - 2.8%
Albany International Corp., Class A	6,350	526,478
Barnes Group, Inc.	1,979	111,497
Chart Industries, Inc. *	11,258	865,515
Columbus McKinnon Corp.	3,124	131,114
Commercial Vehicle Group, Inc. *	14,417	115,624
Douglas Dynamics, Inc.	2,759	109,781
ESCO Technologies, Inc.	4,045	334,198
Federal Signal Corp.	13,957	373,350
Franklin Electric Co., Inc.	7,062	335,445
Harsco Corp. *	18,290	501,878
Hillenbrand, Inc.	7,121	281,778
John Bean Technologies Corp.	1,014	122,826
Kadant, Inc.	1,365	123,956
Kennametal, Inc.	2,431	89,923
Meritor, Inc. *	3,798	92,101
Mueller Industries, Inc.	4,668	136,632
Proto Labs, Inc. *	1,308	151,754

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]49

Schedule of Investments	June 30, 2019 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Machinery - 2.8% (continued)
RBC Bearings, Inc. *	4,332	$722,621
Rexnord Corp. *	9,955	300,840
SPX Corp. *	3,682	121,580
TriMas Corp. *	7,895	244,508
Watts Water Technologies, Inc., Class A	4,023	374,863
Woodward, Inc.	13,865	1,568,963

		7,737,225

Marine - 0.2%
Genco Shipping & Trading Ltd. *	13,539	114,269
Matson, Inc.	9,445	366,938

		481,207

Media - 2.0%
EW Scripps Co. (The), Class A	22,742	347,725
Fluent, Inc. *	30,527	164,235
Gray Television, Inc. *	25,239	413,667
MSG Networks, Inc., Class A *	10,315	213,933
National CineMedia, Inc.	20,851	136,783
New Media Investment Group, Inc.	12,241	115,555
New York Times Co. (The), Class A	39,739	1,296,286
Nexstar Media Group, Inc., Class A	10,514	1,061,914
Scholastic Corp.	4,363	145,026
Sinclair Broadcast Group, Inc., Class A	17,436	935,093
TechTarget, Inc. *	4,399	93,479
TEGNA, Inc.	35,746	541,552

		5,465,248

Metals & Mining - 0.6%
Allegheny Technologies, Inc. *	8,158	205,582
Cleveland-Cliffs, Inc.	61,925	660,740
Materion Corp.	5,109	346,441
SunCoke Energy, Inc. *	10,996	97,644
Warrior Met Coal, Inc.	16,273	425,051

		1,735,458

Multiline Retail - 0.4%
Ollie’s Bargain Outlet Holdings, Inc. *	14,120	1,229,993

Multi-Utilities - 1.1%
Black Hills Corp.	17,646	1,379,388
NorthWestern Corp.	17,365	1,252,885
Unitil Corp.	4,831	289,328

		2,921,601

Oil, Gas & Consumable Fuels - 1.5%
Abraxas Petroleum Corp. *	13,054	13,446
Arch Coal, Inc., Class A	1,300	122,473
Berry Petroleum Corp.	17,744	188,086
California Resources Corp. *(a)	5,186	102,060
Clean Energy Fuels Corp. *	53,673	143,307
CONSOL Energy, Inc. *	4,643	123,550
CVR Energy, Inc.	26,274	1,313,437
DHT Holdings, Inc.	18,375	108,596
Energy Fuels, Inc. *(a)	74,778	234,055
Frontline Ltd. (Norway) *(a)	30,746	245,968
GasLog Ltd. (Monaco)	8,559	123,250
Northern Oil and Gas, Inc. *	121,743	234,964
Renewable Energy Group, Inc. *	12,459	197,600
REX American Resources Corp. *	1,920	139,968
Tellurian, Inc. *(a)	18,094	142,038
Uranium Energy Corp. *(a)	74,930	102,654

INVESTMENTS	SHARES	VALUE ($)
Oil, Gas & Consumable Fuels - 1.5% (continued)
W&T Offshore, Inc. *	23,155	$114,849
World Fuel Services Corp.	12,808	460,576

		4,110,877

Paper & Forest Products - 0.0% (b)
Verso Corp., Class A *	5,345	101,822

Personal Products - 0.5%
Inter Parfums, Inc.	10,365	689,169
Medifast, Inc.	2,061	264,426
Revlon, Inc., Class A *(a)	10,048	194,228
USANA Health Sciences, Inc. *	1,981	157,351

		1,305,174

Pharmaceuticals - 1.2%
Amphastar Pharmaceuticals, Inc. *	6,875	145,131
ANI Pharmaceuticals, Inc. *	1,974	162,263
Endo International plc *	63,674	262,337
Evolus, Inc. *(a)	7,419	108,466
Horizon Therapeutics plc *	47,693	1,147,494
Pacira BioSciences, Inc. *	10,982	477,607
Phibro Animal Health Corp., Class A	3,408	108,272
Reata Pharmaceuticals, Inc., Class A *	8,890	838,771
Zogenix, Inc. *	2,149	102,679

		3,353,020

Professional Services - 2.3%
Barrett Business Services, Inc.	1,303	107,628
CBIZ, Inc. *	11,492	225,128
CRA International, Inc.	4,623	177,200
Exponent, Inc.	15,441	903,916
FTI Consulting, Inc. *	11,900	997,696
Heidrick & Struggles International, Inc.	7,333	219,770
Huron Consulting Group, Inc. *	5,915	297,998
ICF International, Inc.	5,218	379,870
Insperity, Inc.	9,801	1,197,094
Kelly Services, Inc., Class A	4,082	106,908
Kforce, Inc.	10,385	364,410
Korn Ferry	2,272	91,039
Mistras Group, Inc. *	8,171	117,417
Navigant Consulting, Inc.	8,779	203,585
TriNet Group, Inc. *	14,033	951,437
Willdan Group, Inc. *	3,674	136,856

		6,477,952

Real Estate Management & Development - 0.4%
Kennedy-Wilson Holdings, Inc.	28,049	576,968
Marcus & Millichap, Inc. *	10,527	324,758
RMR Group, Inc. (The), Class A	3,017	141,739

		1,043,465

Road & Rail - 0.3%
ArcBest Corp.	7,053	198,260
Heartland Express, Inc.	6,803	122,930
Marten Transport Ltd.	6,117	111,023
Universal Logistics Holdings, Inc.	10,576	237,643
USA Truck, Inc. *	7,426	75,077

		744,933

Semiconductors & Semiconductor Equipment - 2.2%
ACM Research, Inc., Class A *	7,010	109,426
Alpha & Omega Semiconductor Ltd. *	12,820	119,739

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]50

Schedule of Investments	June 30, 2019 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment - 2.2% (continued)
Brooks Automation, Inc.	6,108	$236,685
Cabot Microelectronics Corp.	2,794	307,563
Cree, Inc. *	24,398	1,370,680
Diodes, Inc. *	11,784	428,584
FormFactor, Inc. *	8,470	132,725
Impinj, Inc. *	9,049	258,982
Inphi Corp. *	11,656	583,966
Lattice Semiconductor Corp. *	41,093	599,547
MaxLinear, Inc. *	5,766	135,155
Nanometrics, Inc. *	3,094	107,393
NeoPhotonics Corp. *	20,231	84,566
NVE Corp.	1,674	116,561
Photronics, Inc. *	22,755	186,591
Rudolph Technologies, Inc. *	6,345	175,312
Semtech Corp. *	16,230	779,851
Silicon Laboratories, Inc. *	1,229	127,079
Xperi Corp.	5,880	121,069

		5,981,474

Software - 9.7%
ACI Worldwide, Inc. *	22,928	787,347
Agilysys, Inc. *	6,551	140,650
Alarm.com Holdings, Inc. *	10,198	545,593
Altair Engineering, Inc., Class A *	13,687	552,818
Alteryx, Inc., Class A *	14,434	1,575,038
Appfolio, Inc., Class A *	9,690	990,996
Benefitfocus, Inc. *	8,186	222,250
Blackline, Inc. *	12,641	676,420
Bottomline Technologies DE, Inc. *	9,559	422,890
Cornerstone OnDemand, Inc. *	13,404	776,494
Coupa Software, Inc. *	14,615	1,850,405
Digimarc Corp. *	2,384	105,826
eGain Corp. *	14,197	115,564
Envestnet, Inc. *	4,609	315,117
Everbridge, Inc. *	9,872	882,754
Five9, Inc. *	14,148	725,651
ForeScout Technologies, Inc. *	5,556	188,126
HubSpot, Inc. *	8,731	1,488,810
j2 Global, Inc.	926	82,312
LivePerson, Inc. *	23,244	651,762
MobileIron, Inc. *	34,224	212,189
Model N, Inc. *	8,960	174,720
New Relic, Inc. *	9,690	838,282
OneSpan, Inc. *	9,853	139,617
Paylocity Holding Corp. *	13,506	1,267,133
PROS Holdings, Inc. *	9,699	613,559
Q2 Holdings, Inc. *	12,032	918,764
QAD, Inc., Class A	3,254	130,843
Qualys, Inc. *	1,367	119,038
Rapid7, Inc. *	15,507	896,925
SailPoint Technologies Holding, Inc. *	10,748	215,390
SecureWorks Corp., Class A *(a)	18,112	240,708
ShotSpotter, Inc. *(a)	5,240	231,608
SPS Commerce, Inc. *	6,586	673,155
Telaria, Inc. *	17,144	128,923
Trade Desk, Inc. (The), Class A *	9,509	2,165,960
Upland Software, Inc. *	8,603	391,695
Verint Systems, Inc. *	13,904	747,757
Workiva, Inc. *	13,513	784,970
Yext, Inc. *	26,413	530,637

INVESTMENTS	SHARES	VALUE ($)
Software - 9.7% (continued)
Zix Corp. *	34,017	$309,215
Zscaler, Inc. *	27,458	2,104,381

		26,932,292

Specialty Retail - 2.9%
Aaron’s, Inc.	7,398	454,311
America’s Car-Mart, Inc. *	4,344	373,931
Asbury Automotive Group, Inc. *	2,383	200,982
Ascena Retail Group, Inc. *	96,072	58,604
Boot Barn Holdings, Inc. *	11,059	394,143
Carvana Co. *	29,706	1,859,299
Cato Corp. (The), Class A	7,921	97,587
Container Store Group, Inc. (The) *	21,068	154,218
Five Below, Inc. *	12,835	1,540,457
Genesco, Inc. *	2,173	91,896
Haverty Furniture Cos., Inc.	5,451	92,831
MarineMax, Inc. *	5,557	91,357
Monro, Inc.	8,438	719,761
Murphy USA, Inc. *	2,342	196,798
Office Depot, Inc.	93,306	192,210
Rent-A-Center, Inc. *	21,963	584,875
RH *	3,171	366,568
RTW RetailWinds, Inc. *	26,744	45,465
Shoe Carnival, Inc.	8,029	221,600
Sleep Number Corp. *	4,306	173,919
Zumiez, Inc. *	4,217	110,064

		8,020,876

Technology Hardware, Storage & Peripherals - 0.2%
3D Systems Corp. *(a)	11,232	102,211
Avid Technology, Inc. *	10,248	93,462
Immersion Corp. *	12,745	96,989
Stratasys Ltd. *	8,004	235,078

		527,740

Textiles, Apparel & Luxury Goods - 1.1%
Crocs, Inc. *	17,350	342,663
Deckers Outdoor Corp. *	7,282	1,281,414
Rocky Brands, Inc.	9,865	269,117
Steven Madden Ltd.	13,515	458,834
Unifi, Inc. *	5,876	106,767
Vera Bradley, Inc. *	9,075	108,900
Wolverine World Wide, Inc.	13,195	363,390

		2,931,085

Thrifts & Mortgage Finance - 1.7%
Capitol Federal Financial, Inc.	5,727	78,861
Essent Group Ltd. *	15,756	740,374
Federal Agricultural Mortgage Corp., Class C	1,236	89,808
First Defiance Financial Corp.	6,000	171,420
LendingTree, Inc. *	1,286	540,159
Meridian Bancorp, Inc.	9,061	162,101
MGIC Investment Corp. *	57,313	753,093
NMI Holdings, Inc., Class A *	21,023	596,843
Northfield Bancorp, Inc.	9,328	145,610
Northwest Bancshares, Inc.	7,167	126,211
PennyMac Financial Services, Inc.	4,908	108,859
Radian Group, Inc.	34,562	789,742
Waterstone Financial, Inc.	21,385	364,828

		4,667,909

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]51

Schedule of Investments	June 30, 2019 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Tobacco - 0.3%
Turning Point Brands, Inc.	9,284	$454,731
Universal Corp.	5,199	315,943

		770,674

Trading Companies & Distributors - 0.8%
Applied Industrial Technologies, Inc.	2,135	131,367
BlueLinx Holdings, Inc. *(a)	4,617	91,463
DXP Enterprises, Inc. *	4,397	166,602
GATX Corp.	8,705	690,219
Kaman Corp.	2,836	180,625
NOW, Inc. *	26,077	384,896
Systemax, Inc.	6,506	144,173
Textainer Group Holdings Ltd. (China) *	8,572	86,406
Triton International Ltd.	10,151	332,547

		2,208,298

Water Utilities - 0.7%
American States Water Co.	12,082	909,050
AquaVenture Holdings Ltd. *	9,538	190,474
California Water Service Group	8,889	450,050
Middlesex Water Co.	4,865	288,251
SJW Group	3,911	237,671

		2,075,496

Wireless Telecommunication Services - 0.1%
Shenandoah Telecommunications Co.	10,140	390,593

TOTAL COMMON STOCKS (Cost $215,038,330)		271,307,384

SHORT-TERM INVESTMENTS - 2.1%

INVESTMENT COMPANIES - 2.1%
Limited Purpose Cash Investment Fund, 2.36% (d)
(Cost $5,724,042)	5,724,549	5,725,694

SECURITIES LENDING COLLATERAL - 1.6%

Investment Companies - 1.6%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.26% (d)(e)	785,994	785,994
Limited Purpose Cash Investment Fund 2.36% (d)(e)	3,814,982	3,815,745

TOTAL SECURITIES LENDING COLLATERAL (Cost $4,600,976)		4,601,739

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 101.6% (Cost $225,363,348)		281,634,817

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.6)% (f)		(4,408,101)

NET ASSETS - 100.0%		$277,226,716

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$12,052,291	4.3%
Consumer Discretionary	35,511,029	12.8
Consumer Staples	10,482,684	3.8
Energy	6,238,998	2.2
Financials	25,804,651	9.3
Health Care	49,309,725	17.8
Industrials	38,518,680	13.9
Information Technology	50,063,371	18.1
Materials	4,715,975	1.7
Real Estate	22,630,883	8.2
Utilities	15,979,097	5.8
Short-Term Investments	5,725,694	2.1
Securities Lending Collateral	4,601,739	1.6

Total Investments In Securities At Value	281,634,817	101.6
Liabilities in Excess of Other Assets (f)	(4,408,101)	(1.6)

Net Assets	$277,226,716	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $4,373,571.
(b)	Represents less than 0.05% of net assets.
(c)

Security fair valued as of June 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2019 amounted to $0, which represents approximately 0.00% of net assets of the fund.

(d)	Represents 7-day effective yield as of June 30, 2019.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security.

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]52

Schedule of Investments	June 30, 2019 (Unaudited)

AQR SMALL CAP MOMENTUM STYLE FUND

Futures contracts outstanding as of June 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index	46	9/2019	USD	$3,604,330	$80,342

					$80,342

USD - United States Dollar

See notes to Schedule of Investments.

[777467.PARTF]53

Schedule of Investments	June 30, 2019 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 97.1%

Australia - 8.0%
AGL Energy Ltd.	23,781	$334,443
Alumina Ltd.	263,794	433,003
Aristocrat Leisure Ltd.	32,983	712,967
ASX Ltd.	10,855	628,906
Aurizon Holdings Ltd.	36,505	138,579
AusNet Services	141,964	187,089
Australia & New Zealand Banking Group Ltd.	42,692	847,408
BHP Group plc	148,076	3,786,950
Brambles Ltd.	64,134	580,837
Caltex Australia Ltd.	8,959	155,951
CIMIC Group Ltd.	12,725	400,143
Coca-Cola Amatil Ltd.	36,317	260,721
Cochlear Ltd.	2,874	418,443
Coles Group Ltd. *	46,040	432,276
Commonwealth Bank of Australia	71,907	4,184,164
Computershare Ltd.	43,789	499,402
Crown Resorts Ltd.	23,014	201,152
CSL Ltd.	24,227	3,668,547
Dexus, REIT	72,304	659,606
Flight Centre Travel Group Ltd.	6,498	189,552
Fortescue Metals Group Ltd.	118,943	756,428
Goodman Group, REIT	176,733	1,868,029
GPT Group (The), REIT	87,430	377,772
Insurance Australia Group Ltd.	85,634	497,188
Macquarie Group Ltd.	22,611	1,994,428
Medibank Pvt Ltd.	92,539	227,064
Mirvac Group, REIT	236,659	520,966
Newcrest Mining Ltd.	37,970	853,043
Oil Search Ltd.	33,980	169,453
Orica Ltd.	12,346	175,907
QBE Insurance Group Ltd.	47,007	391,059
REA Group Ltd.	7,745	523,197
Rio Tinto plc	22,098	1,367,714
Santos Ltd.	162,101	809,296
Scentre Group, REIT	86,792	234,232
SEEK Ltd.	9,990	148,694
Sonic Healthcare Ltd.	20,566	391,864
South32 Ltd.	113,730	254,942
Suncorp Group Ltd.	20,225	191,522
Telstra Corp. Ltd.	396,778	1,072,929
Treasury Wine Estates Ltd.	21,847	229,448
Vicinity Centres, REIT	114,493	197,124
Wesfarmers Ltd.	70,652	1,795,988
Woodside Petroleum Ltd.	44,512	1,141,669
Woolworths Group Ltd.	26,589	620,885

		35,530,980

Austria - 0.2%
ANDRITZ AG	6,457	243,098
OMV AG	5,557	270,874
Verbund AG	9,306	487,503

		1,001,475

Belgium - 0.7%
Ageas	18,084	941,098
Colruyt SA	17,160	996,205
Groupe Bruxelles Lambert SA	2,194	215,563
UCB SA	12,890	1,069,736

		3,222,602

INVESTMENTS	SHARES	VALUE ($)
Canada - 12.7%
Agnico Eagle Mines Ltd. (1)	2,753	$141,145
Alimentation Couche-Tard, Inc., Class B (1)	36,464	2,294,680
Aurora Cannabis, Inc. (1)*(a)	61,293	480,215
Bank of Montreal (1)	18,736	1,415,269
BCE, Inc. (1)	43,976	2,000,756
Brookfield Asset Management, Inc., Class A (1)	50,973	2,438,592
CAE, Inc. (1)	27,978	752,247
Cameco Corp. (1)	25,919	277,884
Canadian National Railway Co. (1)	38,962	3,605,967
Canadian Pacific Railway Ltd. (1)	8,305	1,956,024
Canadian Tire Corp. Ltd., Class A (1)	1,703	185,548
Canadian Utilities Ltd., Class A (1)	4,456	125,764
Canopy Growth Corp. (1)*(a)	28,386	1,146,018
CCL Industries, Inc., Class B (1)	4,081	200,131
CGI, Inc. (1)*	20,293	1,560,154
Constellation Software, Inc. (1)	1,732	1,632,409
Cronos Group, Inc. (1)*(a)	36,135	579,738
Emera, Inc. (1)	19,304	788,788
Empire Co. Ltd., Class A (1)	36,234	912,525
Enbridge, Inc. (1)	94,049	3,396,982
Fairfax Financial Holdings Ltd. (1)	757	371,555
Fortis, Inc. (1)	43,385	1,713,137
Franco-Nevada Corp. (1)	10,677	906,226
Gildan Activewear, Inc. (1)	16,560	640,877
H&R REIT (1)	21,589	376,536
Hydro One Ltd. (1)(b)	7,477	130,407
Imperial Oil Ltd. (1)	4,937	136,700
Intact Financial Corp. (1)	6,568	606,971
International Petroleum Corp.*	14,226	63,474
Loblaw Cos. Ltd. (1)	21,661	1,109,060
Metro, Inc. (1)	26,536	995,746
Nutrien Ltd. (1)	32,649	1,746,449
Onex Corp. (1)	2,666	160,809
Open Text Corp. (1)	15,652	645,897
Pembina Pipeline Corp. (1)	27,260	1,014,795
Restaurant Brands International, Inc. (1)	24,326	1,691,702
RioCan REIT (1)	20,772	412,252
Rogers Communications, Inc., Class B (1)(a)	36,485	1,953,036
Royal Bank of Canada (1)	57,789	4,592,495
Shaw Communications, Inc., Class B (1)	11,563	235,931
Shopify, Inc., Class A (1)*	8,618	2,590,105
SmartCentres REIT (1)	15,725	398,784
TC Energy Corp. (1)	32,633	1,617,758
Thomson Reuters Corp. (1)	38,291	2,470,180
Toronto-Dominion Bank (The) (1)	59,739	3,490,686
Wheaton Precious Metals Corp. (1)	9,333	225,708
WSP Global, Inc. (1)	10,798	594,424

		56,782,536

China - 0.0% (c)
Yangzijiang Shipbuilding Holdings Ltd.	182,700	206,994

Denmark - 2.5%
Carlsberg A/S, Class B	5,330	707,277
Chr Hansen Holding A/S	9,055	852,122
Coloplast A/S, Class B	8,442	954,274
Demant A/S *	11,300	351,714
DSV A/S	11,619	1,144,123
Novo Nordisk A/S, Class B	58,952	3,011,103
Novozymes A/S, Class B	3,754	175,037

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]54

Schedule of Investments	June 30, 2019 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Denmark - 2.5% (continued)
Orsted A/S (b)	24,919	$2,155,718
Tryg A/S	24,147	785,754
Vestas Wind Systems A/S	12,086	1,047,055

		11,184,177

Finland - 1.1%
Elisa OYJ	9,758	476,317
Fortum OYJ	36,215	800,410
Kone OYJ, Class B	9,520	562,188
Neste OYJ	41,400	1,407,495
Nokia OYJ	191,651	954,574
Orion OYJ, Class B	3,796	139,203
UPM-Kymmene OYJ	9,463	251,782
Wartsila OYJ Abp	9,217	133,829

		4,725,798

France - 10.9%
Accor SA	3,636	156,066
Aeroports de Paris	1,043	184,020
Air Liquide SA	5,153	720,742
Airbus SE	33,677	4,766,021
AXA SA	23,258	610,795
Bouygues SA	5,122	189,683
Capgemini SE	2,544	316,303
Cie Generale des Etablissements Michelin SCA	4,645	587,321
CNP Assurances	10,550	239,468
Credit Agricole SA	24,445	291,695
Danone SA	2,756	233,357
Dassault Systemes SE	13,270	2,116,635
Edenred	14,443	736,080
Electricite de France SA	62,504	788,042
EssilorLuxottica SA	6,672	869,508
Hermes International	2,446	1,763,319
Ipsen SA	4,868	663,974
Kering SA	5,613	3,312,922
Legrand SA	2,988	218,449
L’Oreal SA	9,921	2,820,819
LVMH Moet Hennessy Louis Vuitton SE	16,345	6,948,675
Orange SA	52,517	828,356
Pernod Ricard SA	4,863	895,650
Peugeot SA	17,342	426,829
Safran SA	17,156	2,509,782
Sanofi	39,457	3,409,965
Schneider Electric SE	10,401	941,112
SCOR SE	9,686	424,623
SEB SA	1,036	186,379
Sodexo SA	3,300	385,798
Teleperformance	1,125	225,299
Thales SA	10,010	1,236,456
TOTAL SA	85,391	4,789,904
Ubisoft Entertainment SA *	4,740	370,709
Veolia Environnement SA	28,559	695,423
Vinci SA	20,644	2,108,283
Vivendi SA	30,525	837,688

		48,806,150

Germany - 6.3%
adidas AG	7,189	2,224,062
Allianz SE (Registered)	14,249	3,436,519
Aroundtown SA	24,236	199,952

INVESTMENTS	SHARES	VALUE ($)
Germany - 6.3% (continued)
Axel Springer SE	5,024	$353,351
Beiersdorf AG	2,269	272,067
Delivery Hero SE *(b)	5,004	227,143
Deutsche Boerse AG	9,893	1,396,595
Deutsche Telekom AG (Registered)	163,924	2,839,926
Deutsche Wohnen SE	34,170	1,252,096
E.ON SE	120,852	1,311,258
Fraport AG Frankfurt Airport Services Worldwide	3,366	289,729
Hannover Rueck SE	5,504	889,961
HOCHTIEF AG	2,273	276,804
Merck KGaA	11,097	1,159,096
MTU Aero Engines AG	4,854	1,157,730
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	7,157	1,793,956
Puma SE	12,230	816,222
RWE AG	38,686	954,600
SAP SE	24,289	3,329,823
Symrise AG	7,601	731,902
Vonovia SE	43,455	2,075,837
Wirecard AG	5,775	974,914

		27,963,543

Hong Kong - 4.4%
AIA Group Ltd.	518,600	5,600,311
CK Asset Holdings Ltd.	25,000	195,852
CLP Holdings Ltd.	110,000	1,212,178
Hang Lung Properties Ltd.	113,000	268,829
Hang Seng Bank Ltd.	41,700	1,037,933
Henderson Land Development Co. Ltd.	84,700	466,979
Hong Kong & China Gas Co. Ltd.	734,495	1,628,306
Hong Kong Exchanges & Clearing Ltd.	25,400	897,638
Hysan Development Co. Ltd.	54,000	279,026
Kerry Properties Ltd.	36,500	153,319
Link REIT	158,500	1,950,408
MTR Corp. Ltd.	46,500	313,217
New World Development Co. Ltd.	333,000	520,868
NWS Holdings Ltd.	152,000	312,629
PCCW Ltd.	302,000	174,277
Power Assets Holdings Ltd.	27,500	197,836
Shangri-La Asia Ltd.	120,000	151,125
Sino Land Co. Ltd.	222,000	372,311
Sun Hung Kai Properties Ltd.	63,500	1,077,282
Swire Pacific Ltd., Class A	60,000	737,236
Swire Properties Ltd.	159,400	644,409
Techtronic Industries Co. Ltd.	80,000	612,867
WH Group Ltd. (b)	216,000	219,109
Wharf Real Estate Investment Co. Ltd.	61,000	429,893
Wheelock & Co. Ltd.	25,000	179,515

		19,633,353

Italy - 1.7%
Assicurazioni Generali SpA	30,202	568,631
Davide Campari-Milano SpA	53,844	527,491
Enel SpA	426,677	2,976,392
Ferrari NV	11,277	1,828,448
Moncler SpA	14,620	626,633
Poste Italiane SpA (b)	12,749	134,345
Snam SpA	32,261	160,493
Terna Rete Elettrica Nazionale SpA	154,257	982,867

		7,805,300

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]55

Schedule of Investments	June 30, 2019 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 15.8%
Aeon Co. Ltd.	31,800	$547,260
Aeon Mall Co. Ltd.	10,300	155,200
Alfresa Holdings Corp.	17,700	437,741
ANA Holdings, Inc.	21,200	702,701
Asahi Group Holdings Ltd.	4,800	216,090
Asahi Intecc Co. Ltd.	22,800	563,596
Astellas Pharma, Inc.	56,900	810,869
Bandai Namco Holdings, Inc.	18,000	873,444
Benesse Holdings, Inc.	7,700	179,698
Central Japan Railway Co.	8,600	1,724,369
Chubu Electric Power Co., Inc.	15,900	223,353
Chugai Pharmaceutical Co. Ltd.	21,100	1,381,898
Chugoku Electric Power Co., Inc. (The)	41,400	522,085
Daiichi Sankyo Co. Ltd.	28,400	1,489,453
Daikin Industries Ltd.	4,800	628,507
East Japan Railway Co.	2,500	234,109
Eisai Co. Ltd.	9,200	521,421
FamilyMart UNY Holdings Co. Ltd.	18,100	432,129
Fast Retailing Co. Ltd.	3,700	2,239,604
FUJIFILM Holdings Corp.	17,600	893,549
Fujitsu Ltd.	4,900	342,443
Hakuhodo DY Holdings, Inc.	12,900	217,890
Hamamatsu Photonics KK	9,300	363,323
Hikari Tsushin, Inc.	4,100	895,713
Hoya Corp.	20,800	1,598,568
Hulic Co. Ltd.	19,900	160,210
ITOCHU Corp.	11,600	222,222
Japan Airlines Co. Ltd.	10,100	322,349
Japan Airport Terminal Co. Ltd.	4,900	209,568
Japan Post Holdings Co. Ltd.	35,000	396,375
Japan Prime Realty Investment Corp., REIT	123	533,082
Japan Real Estate Investment Corp., REIT	154	937,370
Japan Retail Fund Investment Corp., REIT	198	400,476
Kakaku.com, Inc.	18,700	361,667
Kamigumi Co. Ltd.	9,000	213,423
Kaneka Corp.	4,200	158,351
Kansai Electric Power Co., Inc. (The)	12,200	139,853
Kao Corp.	20,600	1,571,870
Keihan Holdings Co. Ltd.	10,300	449,387
Keio Corp.	7,200	474,504
Keisei Electric Railway Co. Ltd.	12,000	437,700
Keyence Corp.	3,180	1,961,178
Kikkoman Corp.	14,600	636,652
Kintetsu Group Holdings Co. Ltd.	4,600	220,535
Kirin Holdings Co. Ltd.	6,000	129,555
Kobayashi Pharmaceutical Co. Ltd.	4,100	294,152
Konami Holdings Corp.	4,800	225,786
Konica Minolta, Inc.	36,100	351,743
Kose Corp.	1,200	202,538
Kurita Water Industries Ltd.	6,600	164,438
Kyocera Corp.	10,700	701,104
Kyowa Kirin Co. Ltd.	11,800	212,914
Kyushu Electric Power Co., Inc.	12,800	125,752
Kyushu Railway Co.	6,500	189,623
Lion Corp.	9,500	177,225
Marubeni Corp.	19,100	126,781
Marui Group Co. Ltd.	21,000	428,256
McDonald’s Holdings Co. Japan Ltd.	12,900	569,143
Medipal Holdings Corp.	8,800	194,643
MEIJI Holdings Co. Ltd.	2,300	164,452

INVESTMENTS	SHARES	VALUE ($)
Japan - 15.8% (continued)
Mitsubishi Corp.	64,100	$1,693,867
Mitsubishi Heavy Industries Ltd.	6,800	296,562
Mitsui & Co. Ltd.	8,600	140,377
Mitsui Fudosan Co. Ltd.	7,700	187,142
MonotaRO Co. Ltd.	15,900	389,490
Murata Manufacturing Co. Ltd.	30,100	1,355,124
Nippon Building Fund, Inc., REIT	184	1,260,323
Nippon Express Co. Ltd.	3,900	207,870
Nippon Telegraph & Telephone Corp.	3,700	172,382
Nissan Chemical Corp.	12,600	569,243
Nisshin Seifun Group, Inc.	21,700	495,602
Nissin Foods Holdings Co. Ltd.	3,400	219,306
Nitori Holdings Co. Ltd.	1,100	145,972
Nomura Real Estate Holdings, Inc.	8,600	185,236
Nomura Real Estate Master Fund, Inc., REIT	179	275,280
Nomura Research Institute Ltd.	21,000	337,706
NTT DOCOMO, Inc.	10,000	233,319
Obic Co. Ltd.	8,700	988,713
Odakyu Electric Railway Co. Ltd.	5,300	129,879
Olympus Corp.	49,500	550,880
Oracle Corp. Japan	3,200	234,292
Oriental Land Co. Ltd.	17,800	2,208,234
Pan Pacific International Holdings Corp.	10,700	680,301
Park24 Co. Ltd.	8,600	200,789
Pigeon Corp.	5,200	209,695
Rakuten, Inc.	44,700	534,395
Recruit Holdings Co. Ltd.	72,400	2,424,088
Ricoh Co. Ltd.	13,800	138,058
Sankyo Co. Ltd.	7,700	279,187
Santen Pharmaceutical Co. Ltd.	12,000	199,502
Secom Co. Ltd.	8,100	697,976
Sega Sammy Holdings, Inc.	13,200	160,706
Sekisui Chemical Co. Ltd.	8,700	130,998
SG Holdings Co. Ltd.	18,400	523,192
Shimadzu Corp.	11,100	273,261
Shimano, Inc.	1,700	253,318
Shionogi & Co. Ltd.	15,000	866,743
Shiseido Co. Ltd.	17,700	1,338,770
SoftBank Group Corp.	75,000	3,612,399
Sony Financial Holdings, Inc.	29,900	719,550
Stanley Electric Co. Ltd.	5,600	138,079
Sumitomo Dainippon Pharma Co. Ltd.	22,600	430,251
Sumitomo Realty & Development Co. Ltd.	17,200	615,326
Suzuken Co. Ltd.	8,000	470,108
Suzuki Motor Corp.	3,300	155,252
Taisho Pharmaceutical Holdings Co. Ltd.	4,600	354,319
TDK Corp.	2,000	155,788
Terumo Corp.	54,000	1,613,167
Tobu Railway Co. Ltd.	7,400	215,965
Toho Co. Ltd.	5,500	234,323
Toho Gas Co. Ltd.	13,100	483,028
Tokio Marine Holdings, Inc.	45,300	2,272,943
Tokyo Electric Power Co. Holdings, Inc. *	128,100	669,075
Tokyo Gas Co. Ltd.	5,100	120,217
Tokyu Corp.	11,600	205,955
Toyo Seikan Group Holdings Ltd.	15,500	308,183
Toyoda Gosei Co. Ltd.	7,500	146,575
Trend Micro, Inc.	6,800	303,851
Unicharm Corp.	29,400	886,368

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]56

Schedule of Investments	June 30, 2019 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 15.8% (continued)
United Urban Investment Corp., REIT	235	$393,894
USS Co. Ltd.	10,400	205,452
West Japan Railway Co.	6,900	558,455
Yakult Honsha Co. Ltd.	3,300	194,762
Yamaha Corp.	16,600	790,117
Yamato Holdings Co. Ltd.	6,100	124,340
Yokogawa Electric Corp.	8,500	167,302

		69,992,712

Macau - 0.1%
SJM Holdings Ltd.	299,000	340,001

Netherlands - 2.8%
Akzo Nobel NV	5,815	546,437
ASML Holding NV	11,815	2,458,582
EXOR NV	4,482	314,002
Heineken NV	1,146	127,724
Koninklijke Ahold Delhaize NV	71,664	1,608,835
Koninklijke DSM NV	9,272	1,144,020
Koninklijke KPN NV	65,165	200,109
Koninklijke Philips NV	35,411	1,539,527
NN Group NV	26,300	1,057,231
Royal Dutch Shell plc, Class A	39,704	1,295,843
Wolters Kluwer NV	29,135	2,119,609

		12,411,919

Norway - 0.4%
Aker BP ASA	6,279	181,094
Gjensidige Forsikring ASA	6,240	125,768
Mowi ASA	29,844	698,317
Schibsted ASA, Class B	11,928	311,248
Telenor ASA	29,385	624,320

		1,940,747

Singapore - 0.9%
Ascendas REIT	181,000	417,652
CapitaLand Commercial Trust, REIT	215,200	345,332
CapitaLand Mall Trust, REIT	205,200	399,067
ComfortDelGro Corp. Ltd.	125,500	246,807
DBS Group Holdings Ltd.	44,800	860,611
Jardine Cycle & Carriage Ltd.	6,800	182,222
Oversea-Chinese Banking Corp. Ltd.	61,600	519,609
Singapore Airlines Ltd.	25,600	175,420
United Overseas Bank Ltd.	33,100	639,894
UOL Group Ltd.	27,100	151,383
Venture Corp. Ltd.	16,500	199,216

		4,137,213

South Africa - 0.7%
Anglo American plc	101,961	2,912,866

Spain - 2.2%
Aena SME SA (b)	1,055	209,104
Amadeus IT Group SA	20,413	1,617,638
Endesa SA	51,763	1,331,374
Ferrovial SA	6,987	178,858
Iberdrola SA	368,797	3,671,808
Naturgy Energy Group SA	53,032	1,461,500
Red Electrica Corp. SA	60,344	1,256,852

		9,727,134

INVESTMENTS	SHARES	VALUE ($)
Sweden - 2.2%
Alfa Laval AB	18,809	$411,025
Assa Abloy AB, Class B	12,849	289,908
Essity AB, Class B	16,009	492,492
Hennes & Mauritz AB, Class B	35,301	627,162
Hexagon AB, Class B	12,152	675,696
Husqvarna AB, Class B	26,290	246,194
ICA Gruppen AB (a)	8,853	380,680
Investor AB, Class B	11,631	559,324
Kinnevik AB, Class B	5,531	143,971
L E Lundbergforetagen AB, Class B	4,698	176,069
Lundin Petroleum AB	22,997	716,511
Skandinaviska Enskilda Banken AB, Class A	22,915	212,168
Swedbank AB, Class A	12,592	189,564
Swedish Match AB	24,529	1,037,043
Tele2 AB, Class B	65,160	951,674
Telefonaktiebolaget LM Ericsson, Class B	210,232	1,995,464
Telia Co. AB	163,273	723,841

		9,828,786

Switzerland - 11.5%
Alcon, Inc. *	11,608	716,790
Baloise Holding AG (Registered)	3,045	539,291
Barry Callebaut AG (Registered)	284	570,001
Chocoladefabriken Lindt & Spruengli AG	100	727,984
Coca-Cola HBC AG *	15,239	575,655
EMS-Chemie Holding AG (Registered)	463	300,556
Geberit AG (Registered)	408	190,710
Givaudan SA (Registered)	364	1,028,129
Kuehne + Nagel International AG (Registered)	1,463	217,310
Lonza Group AG (Registered) *	5,114	1,726,450
Nestle SA (Registered)	148,152	15,337,026
Novartis AG (Registered)	113,157	10,330,304
Partners Group Holding AG	1,893	1,488,693
Roche Holding AG	37,432	10,525,424
SGS SA (Registered)	122	310,961
Sika AG (Registered)	7,515	1,283,883
Sonova Holding AG (Registered)	2,974	676,878
Straumann Holding AG (Registered)	782	691,037
Swiss Life Holding AG (Registered)	2,078	1,030,244
Swiss Re AG	4,556	462,969
Temenos AG (Registered) *	1,596	285,770
Vifor Pharma AG	1,761	254,532
Zurich Insurance Group AG	6,316	2,197,649

		51,468,246

United Arab Emirates - 0.1%
NMC Health plc	13,256	405,577

United Kingdom - 11.5%
3i Group plc	56,789	803,447
Admiral Group plc	13,052	365,992
Ashtead Group plc	29,553	846,734
AstraZeneca plc	80,625	6,591,231
Auto Trader Group plc (b)	68,687	478,389
Aviva plc	36,331	192,429
BAE Systems plc	68,337	429,490
Barratt Developments plc	36,186	263,325
Berkeley Group Holdings plc	3,803	180,237

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]57

Schedule of Investments	June 30, 2019 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 11.5% (continued)
BP plc	762,788	$5,314,168
British American Tobacco plc	7,024	245,250
BT Group plc	75,609	189,048
Bunzl plc	10,364	273,465
Burberry Group plc	8,832	209,338
Centrica plc	277,868	309,758
Compass Group plc	56,457	1,353,375
Croda International plc	4,518	293,879
DCC plc	1,961	174,944
Diageo plc	115,080	4,953,076
Direct Line Insurance Group plc	141,918	598,224
easyJet plc	16,101	194,942
Experian plc	26,954	816,425
GlaxoSmithKline plc	231,431	4,638,999
GVC Holdings plc	16,464	136,477
Hargreaves Lansdown plc	23,127	565,067
HSBC Holdings plc	128,331	1,071,085
InterContinental Hotels Group plc	4,113	270,512
Intertek Group plc	14,454	1,010,480
ITV plc	141,143	193,570
J Sainsbury plc	113,844	282,902
Legal & General Group plc	133,260	456,551
London Stock Exchange Group plc	3,542	246,822
Merlin Entertainments plc (b)	36,725	209,926
Mondi plc	10,030	228,284
National Grid plc	120,278	1,279,141
Next plc	3,026	211,901
Pearson plc	27,946	290,752
Prudential plc	29,533	644,734
Reckitt Benckiser Group plc	4,680	369,508
RELX plc	20,734	502,892
Rolls-Royce Holdings plc *	26,282	280,769
Rolls-Royce Holdings plc (Preference) *	1,866,022	2,370
Sage Group plc (The)	48,044	489,981
Schroders plc	3,675	142,566
Smith & Nephew plc	45,553	989,166
St James’s Place plc	14,155	197,638
Tesco plc	478,426	1,379,147
Unilever NV, CVA	149,633	9,091,429
United Utilities Group plc	35,450	352,865
Vodafone Group plc	114,341	187,412
Whitbread plc	7,536	443,401

		51,243,513

United States - 0.4%
Bausch Health Cos., Inc. (1)*	33,619	848,209
Ferguson plc	7,344	522,819
QIAGEN NV *	12,681	516,012

		1,887,040

TOTAL COMMON STOCKS (Cost $375,671,609)		433,158,662

SHORT-TERM INVESTMENTS - 2.2%

INVESTMENT COMPANIES - 2.2%
Goldman Sachs Financial Square Funds-Treasury Instruments Fund, 2.08% (1)(d)	15	15
Limited Purpose Cash Investment Fund, 2.36% (1)(d)	9,667,937	9,669,870

TOTAL SHORT-TERM INVESTMENTS (Cost $9,667,254)		9,669,885

INVESTMENTS	SHARES	VALUE ($)
SECURITIES LENDING COLLATERAL - 0.4%

Investment Companies - 0.4%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.26% (1)(d)(e)	340,587	$340,587
Limited Purpose Cash Investment Fund 2.36% (1)(d)(e)	1,653,109	1,653,440

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,993,696)		1,994,027

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.7% (Cost $387,332,559)		444,822,574

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3% (f)		1,490,034

NET ASSETS - 100.0%		$446,312,608

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$20,874,602	4.7%
Consumer Discretionary	41,616,755	9.3
Consumer Staples	59,120,812	13.3
Energy	22,920,342	5.1
Financials	60,493,482	13.6
Health Care	69,590,096	15.6
Industrials	53,596,604	12.0
Information Technology	30,909,998	6.9
Materials	22,353,064	5.0
Real Estate	22,266,085	5.0
Utilities	29,416,822	6.6
Short-Term Investments	9,669,885	2.2
Securities Lending Collateral	1,994,027	0.4

Total Investments In Securities At Value	444,822,574	99.7
Other Assets in Excess of Liabilities (f)	1,490,034	0.3

Net Assets	$446,312,608	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $4,070,725.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2019 amounted to $3,764,141, which represents approximately 0.84% of net assets of the fund.

(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of June 30, 2019.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $2,256,651 was received.
(f)	Includes appreciation/(depreciation) on futures contracts

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]58

Schedule of Investments	June 30, 2019 (Unaudited)

AQR INTERNATIONAL MOMENTUM STYLE FUND

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security.

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

Futures contracts outstanding as of June 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	99	9/2019	USD	$9,520,335	$263,228

					$263,228

USD - United States Dollar

See notes to Schedule of Investments.

[777467.PARTF]59

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 97.2%

Aerospace & Defense - 4.2%
Boeing Co. (The)	6,968	$2,536,422
BWX Technologies, Inc.	1,737	90,498
General Dynamics Corp.	5,269	958,010
Huntington Ingalls Industries, Inc.	1,500	337,110
Lockheed Martin Corp.	6,149	2,235,407
Northrop Grumman Corp.	5,628	1,818,463
Raytheon Co.	6,254	1,087,446
Teledyne Technologies, Inc. *	513	140,495
Textron, Inc.	2,100	111,384
TransDigm Group, Inc. *	269	130,142

		9,445,377

Air Freight & Logistics - 0.1%
FedEx Corp.	1,700	279,123

Airlines - 0.5%
Alaska Air Group, Inc.	1,420	90,752
Delta Air Lines, Inc.	7,213	409,338
Southwest Airlines Co.	9,927	504,093
United Continental Holdings, Inc. *	2,545	222,815

		1,226,998

Banks - 0.9%
Bank of America Corp.	4,850	140,650
Comerica, Inc.	1,500	108,960
Fifth Third Bancorp	4,544	126,777
First Republic Bank	4,040	394,506
Huntington Bancshares, Inc.	10,400	143,728
JPMorgan Chase & Co.	5,767	644,751
SVB Financial Group *	1,352	303,646
TCF Financial Corp.	9,210	191,476

		2,054,494

Beverages - 1.6%
Coca-Cola Co. (The)	21,161	1,077,518
Constellation Brands, Inc., Class A	4,147	816,710
Monster Beverage Corp. *	4,800	306,384
PepsiCo, Inc.	11,143	1,461,182

		3,661,794

Biotechnology - 0.8%
AbbVie, Inc.	2,153	156,566
Amgen, Inc.	847	156,085
BioMarin Pharmaceutical, Inc. *	864	74,002
Exact Sciences Corp. *	3,222	380,325
Incyte Corp. *	2,919	247,998
Neurocrine Biosciences, Inc. *	810	68,388
Regeneron Pharmaceuticals, Inc. *	635	198,755
Vertex Pharmaceuticals, Inc. *	2,305	422,691

		1,704,810

Building Products - 0.3%
AO Smith Corp.	4,045	190,762
Armstrong World Industries, Inc.	2,322	225,699
Fortune Brands Home & Security, Inc.	1,893	108,147
Lennox International, Inc.	462	127,050
Masco Corp.	2,921	114,620

		766,278

INVESTMENTS	SHARES	VALUE ($)
Capital Markets - 2.1%
BlackRock, Inc.	365	$171,294
Cboe Global Markets, Inc.	1,552	160,834
CME Group, Inc.	4,535	880,289
E*TRADE Financial Corp.	14,506	646,968
Interactive Brokers Group, Inc., Class A	2,818	152,736
Intercontinental Exchange, Inc.	4,335	372,550
LPL Financial Holdings, Inc.	9,563	780,054
Moody’s Corp.	2,295	448,236
Morningstar, Inc.	493	71,307
MSCI, Inc.	1,038	247,864
Northern Trust Corp.	2,636	237,240
S&P Global, Inc.	3,044	693,393

		4,862,765

Chemicals - 1.0%
Air Products & Chemicals, Inc.	1,909	432,140
Ecolab, Inc.	4,900	967,456
Linde plc (United Kingdom)	379	76,103
PPG Industries, Inc.	2,626	306,481
Sherwin-Williams Co. (The)	961	440,417

		2,222,597

Commercial Services & Supplies - 0.7%
Cintas Corp.	848	201,222
Clean Harbors, Inc. *	969	68,896
Copart, Inc. *	2,139	159,869
Republic Services, Inc.	6,393	553,889
Waste Management, Inc.	5,772	665,916

		1,649,792

Communications Equipment - 1.7%
Arista Networks, Inc. *	3,346	868,688
Cisco Systems, Inc.	44,372	2,428,480
F5 Networks, Inc. *	1,500	218,445
Motorola Solutions, Inc.	762	127,048
Ubiquiti Networks, Inc.	1,254	164,901

		3,807,562

Construction Materials - 0.1%
Vulcan Materials Co.	1,445	198,413

Consumer Finance - 0.7%
American Express Co.	3,959	488,699
Credit Acceptance Corp. *	746	360,937
Discover Financial Services	3,539	274,591
Santander Consumer USA Holdings, Inc.	18,692	447,860

		1,572,087

Containers & Packaging - 0.3%
AptarGroup, Inc.	1,685	209,513
Ball Corp.	2,800	195,972
Sonoco Products Co.	3,026	197,719

		603,204

Diversified Consumer Services - 0.2%
Bright Horizons Family Solutions, Inc. *	1,107	167,013
Graham Holdings Co., Class B	92	63,483
Service Corp. International	1,560	72,977
ServiceMaster Global Holdings, Inc. *	3,316	172,730

		476,203

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]60

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Diversified Financial Services - 0.0% (a)
Berkshire Hathaway, Inc., Class B *	365	$77,807

Diversified Telecommunication Services - 0.7%
Verizon Communications, Inc.	27,353	1,562,677

Electric Utilities - 4.9%
Alliant Energy Corp.	13,865	680,494
American Electric Power Co., Inc.	11,776	1,036,406
Avangrid, Inc.	5,323	268,811
Duke Energy Corp.	5,309	468,466
Entergy Corp.	6,202	638,372
Evergy, Inc.	5,345	321,502
Eversource Energy	9,302	704,720
Exelon Corp.	14,976	717,949
FirstEnergy Corp.	21,735	930,475
Hawaiian Electric Industries, Inc.	8,069	351,405
NextEra Energy, Inc.	9,730	1,993,288
OGE Energy Corp.	4,396	187,094
Pinnacle West Capital Corp.	10,249	964,328
PPL Corp.	7,302	226,435
Southern Co. (The)	9,499	525,105
Xcel Energy, Inc.	17,237	1,025,429

		11,040,279

Electrical Equipment - 0.1%
Eaton Corp. plc	2,334	194,375

Electronic Equipment, Instruments & Components - 0.4%
Cognex Corp.	2,862	137,319
Corning, Inc.	11,812	392,513
Dolby Laboratories, Inc., Class A	1,816	117,313
Keysight Technologies, Inc. *	1,638	147,109
Zebra Technologies Corp., Class A *	696	145,805

		940,059

Entertainment - 2.2%
Activision Blizzard, Inc.	10,763	508,014
Electronic Arts, Inc. *	6,096	617,281
Madison Square Garden Co. (The), Class A *	316	88,461
Netflix, Inc. *	6,495	2,385,743
Take-Two Interactive Software, Inc. *	733	83,217
Walt Disney Co. (The)	8,943	1,248,801

		4,931,517

Equity Real Estate Investment Trusts (REITs) - 7.4%
American Campus Communities, Inc.	2,957	136,495
American Tower Corp.	8,424	1,722,287
Apartment Investment &
Management Co., Class A	4,141	207,547
AvalonBay Communities, Inc.	3,362	683,091
Camden Property Trust	1,997	208,467
Columbia Property Trust, Inc.	4,069	84,391
Crown Castle International Corp.	4,065	529,873
CubeSmart	6,412	214,417
CyrusOne, Inc.	1,564	90,274
Digital Realty Trust, Inc.	4,081	480,701
Duke Realty Corp.	3,458	109,307
EPR Properties	8,500	634,015
Equinix, Inc.	459	231,469
Equity Commonwealth	1,952	63,479

INVESTMENTS	SHARES	VALUE ($)
Equity Real Estate Investment Trusts (REITs) - 7.4% (continued)
Equity LifeStyle Properties, Inc.	9,224	$1,119,240
Equity Residential	6,045	458,936
Essex Property Trust, Inc.	1,860	542,990
Extra Space Storage, Inc.	5,267	558,829
Gaming and Leisure Properties, Inc.	6,374	248,458
HCP, Inc.	9,762	312,189
Hospitality Properties Trust	13,740	343,500
Kimco Realty Corp.	11,760	217,325
Lamar Advertising Co., Class A	6,080	490,717
Liberty Property Trust	11,453	573,108
Life Storage, Inc.	691	65,700
Medical Properties Trust, Inc.	5,699	99,391
Mid-America Apartment Communities, Inc.	4,260	501,658
National Retail Properties, Inc.	7,777	412,259
Omega Healthcare Investors, Inc.	1,796	66,003
Outfront Media, Inc.	10,757	277,423
Park Hotels & Resorts, Inc.	2,390	65,868
Public Storage	3,890	926,481
Realty Income Corp.	8,612	593,970
Retail Properties of America, Inc., Class A	5,356	62,986
Spirit Realty Capital, Inc.	11,886	507,057
STORE Capital Corp.	8,339	276,771
Sun Communities, Inc.	7,293	934,890
UDR, Inc.	5,666	254,347
Ventas, Inc.	2,821	192,815
Weingarten Realty Investors	8,802	241,351
Welltower, Inc.	8,126	662,513
WP Carey, Inc.	4,404	357,517

		16,760,105

Food & Staples Retailing - 2.7%
Casey’s General Stores, Inc.	5,641	879,940
Costco Wholesale Corp.	4,841	1,279,283
Sysco Corp.	2,572	181,892
Walmart, Inc.	35,150	3,883,723

		6,224,838

Food Products - 1.3%
General Mills, Inc.	3,483	182,927
Hershey Co. (The)	4,860	651,386
Hormel Foods Corp.	1,618	65,594
McCormick & Co., Inc. (Non-Voting)	2,857	442,863
Mondelez International, Inc., Class A	19,323	1,041,510
Post Holdings, Inc. *	1,520	158,034
Tyson Foods, Inc., Class A	5,589	451,256

		2,993,570

Gas Utilities - 0.3%
Atmos Energy Corp.	6,554	691,840

Health Care Equipment & Supplies - 4.5%
Abbott Laboratories	20,587	1,731,367
ABIOMED, Inc. *	3,092	805,435
Align Technology, Inc. *	2,008	549,590
Baxter International, Inc.	4,579	375,020
Becton Dickinson and Co.	1,281	322,825
Boston Scientific Corp. *	20,239	869,872
Danaher Corp.	5,248	750,044
DexCom, Inc. *	2,521	377,747
Edwards Lifesciences Corp. *	3,270	604,100

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]61

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Health Care Equipment & Supplies - 4.5% (continued)
IDEXX Laboratories, Inc. *	2,339	$643,997
Insulet Corp. *	662	79,029
Intuitive Surgical, Inc. *	2,336	1,225,349
Masimo Corp. *	1,086	161,618
Medtronic plc	7,205	701,695
ResMed, Inc.	1,105	134,843
STERIS plc	836	124,464
Stryker Corp.	2,501	514,155
Teleflex, Inc.	1,073	355,324

		10,326,474

Health Care Providers & Services - 3.0%
AmerisourceBergen Corp.	1,061	90,461
Anthem, Inc.	5,677	1,602,106
Centene Corp. *	6,586	345,370
Chemed Corp.	1,112	401,254
HCA Healthcare, Inc.	3,978	537,706
Molina Healthcare, Inc. *	856	122,528
UnitedHealth Group, Inc.	14,744	3,597,683

		6,697,108

Health Care Technology - 0.2%
Veeva Systems, Inc., Class A *	3,215	521,184

Hotels, Restaurants & Leisure - 2.3%
Chipotle Mexican Grill, Inc. *	653	478,571
Darden Restaurants, Inc.	3,738	455,027
Domino’s Pizza, Inc.	583	162,237
Dunkin’ Brands Group, Inc.	1,320	105,151
Marriott International, Inc., Class A	1,483	208,050
McDonald’s Corp.	9,752	2,025,100
Starbucks Corp.	17,686	1,482,618
Yum! Brands, Inc.	3,082	341,085

		5,257,839

Household Durables - 0.1%
Garmin Ltd.	2,624	209,395

Household Products - 2.1%
Church & Dwight Co., Inc.	7,341	536,333
Clorox Co. (The)	3,241	496,230
Colgate-Palmolive Co.	882	63,213
Kimberly-Clark Corp.	2,611	347,994
Procter & Gamble Co. (The)	31,271	3,428,865

		4,872,635

Independent Power and Renewable Electricity Producers - 0.1%
AES Corp.	10,289	172,443
Vistra Energy Corp.	2,620	59,317

		231,760

Industrial Conglomerates - 0.9%
3M Co.	5,514	955,797
Honeywell International, Inc.	5,345	933,184
Roper Technologies, Inc.	290	106,215

		1,995,196

Insurance - 1.9%
American Financial Group, Inc.	1,717	175,941
Aon plc	451	87,034
Arch Capital Group Ltd. *	8,904	330,160
Chubb Ltd.	4,582	674,883
Erie Indemnity Co., Class A	3,107	790,048

INVESTMENTS	SHARES	VALUE ($)
Insurance - 1.9% (continued)
Everest Re Group Ltd.	999	$246,933
Hartford Financial Services Group, Inc. (The)	3,282	182,873
Markel Corp. *	231	251,697
Mercury General Corp.	4,232	264,500
Progressive Corp. (The)	7,933	634,085
RenaissanceRe Holdings Ltd.	513	91,319
Travelers Cos., Inc. (The)	3,459	517,190

		4,246,663

Interactive Media & Services - 1.8%
Alphabet, Inc., Class A *	1,509	1,633,945
Facebook, Inc., Class A *	8,265	1,595,145
IAC/InterActiveCorp *	1,557	338,694
Match Group, Inc.	7,349	494,368

		4,062,152

Internet & Direct Marketing Retail - 3.3%
Amazon.com, Inc. *	3,313	6,273,596
Booking Holdings, Inc. *	259	485,550
eBay, Inc.	5,946	234,867
Expedia Group, Inc.	882	117,333
Wayfair, Inc., Class A *	2,955	431,430

		7,542,776

IT Services - 7.5%
Accenture plc, Class A	7,038	1,300,411
Akamai Technologies, Inc. *	1,027	82,304
Automatic Data Processing, Inc.	4,254	703,314
Cognizant Technology Solutions Corp., Class A	4,878	309,216
EPAM Systems, Inc. *	1,173	203,046
Fiserv, Inc. *	6,684	609,313
FleetCor Technologies, Inc. *	1,395	391,786
Global Payments, Inc.	919	147,159
GoDaddy, Inc., Class A *	5,145	360,922
Jack Henry & Associates, Inc.	1,350	180,792
Mastercard, Inc., Class A	12,975	3,432,277
Okta, Inc. *	8,140	1,005,371
PayPal Holdings, Inc. *	11,695	1,338,610
Square, Inc., Class A *	15,511	1,125,013
Twilio, Inc., Class A*	8,796	1,199,335
VeriSign, Inc. *	939	196,401
Visa, Inc., Class A	25,958	4,505,011

		17,090,281

Leisure Products - 0.0% (a)
Brunswick Corp.	1,969	90,357

Life Sciences Tools & Services - 1.3%
Bio-Techne Corp.	404	84,230
Bruker Corp.	1,481	73,976
Illumina, Inc. *	2,189	805,880
IQVIA Holdings, Inc. *	2,083	335,155
Thermo Fisher Scientific, Inc.	5,346	1,570,013

		2,869,254

Machinery - 1.7%
Caterpillar, Inc.	4,750	647,377
Deere & Co.	2,753	456,200
Dover Corp.	3,302	330,860
Fortive Corp.	2,886	235,267

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]62

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Machinery - 1.7% (continued)
Illinois Tool Works, Inc.	3,505	$528,589
Ingersoll-Rand plc	3,592	454,999
Middleby Corp. (The) *	1,800	244,260
Nordson Corp.	909	128,451
Parker-Hannifin Corp.	1,500	255,015
Xylem, Inc.	6,645	555,788

		3,836,806

Media - 1.8%
Cable One, Inc.	762	892,294
CBS Corp. (Non-Voting), Class B	1,432	71,457
Charter Communications, Inc., Class A *	2,342	925,511
Comcast Corp., Class A	48,021	2,030,328
Liberty Broadband Corp., Class C*	872	90,880

		4,010,470

Metals & Mining - 0.1%
Royal Gold, Inc.	1,081	110,792

Multiline Retail - 0.5%
Dollar General Corp.	3,937	532,125
Dollar Tree, Inc. *	2,285	245,386
Target Corp.	3,485	301,836

		1,079,347

Multi-Utilities - 2.0%
Ameren Corp.	10,204	766,423
CMS Energy Corp.	10,782	624,386
Consolidated Edison, Inc.	1,980	173,606
Dominion Energy, Inc.	5,392	416,909
DTE Energy Co.	6,677	853,855
NiSource, Inc.	18,960	546,048
Public Service Enterprise Group, Inc.	2,579	151,697
Sempra Energy	1,637	224,989
WEC Energy Group, Inc.	8,243	687,219

		4,445,132

Oil, Gas & Consumable Fuels - 0.9%
Cheniere Energy, Inc. *	3,013	206,240
Diamondback Energy, Inc.	7,080	771,507
Kinder Morgan, Inc.	27,296	569,940
ONEOK, Inc.	3,149	216,683
Phillips 66	853	79,790
Valero Energy Corp.	2,092	179,096
Williams Cos., Inc. (The)	4,102	115,020

		2,138,276

Personal Products - 0.3%
Estee Lauder Cos., Inc. (The), Class A	3,757	687,944

Pharmaceuticals - 4.8%
Eli Lilly & Co.	16,662	1,845,983
Johnson & Johnson	13,615	1,896,297
Merck & Co., Inc.	35,311	2,960,827
Pfizer, Inc.	70,699	3,062,681
Zoetis, Inc.	9,446	1,072,027

		10,837,815

Professional Services - 0.4%
CoStar Group, Inc. *	838	464,302
Equifax, Inc.	651	88,041
TransUnion	3,347	246,038

INVESTMENTS	SHARES	VALUE ($)
Professional Services - 0.4% (continued)
Verisk Analytics, Inc.	906	$132,693

		931,074

Road & Rail - 1.2%
CSX Corp.	10,461	809,368
Norfolk Southern Corp.	3,092	616,328
Old Dominion Freight Line, Inc.	1,956	291,953
Union Pacific Corp.	6,558	1,109,023

		2,826,672

Semiconductors & Semiconductor Equipment - 2.1%
Advanced Micro Devices, Inc. *	7,486	227,350
Analog Devices, Inc.	977	110,274
Applied Materials, Inc.	3,864	173,532
Broadcom, Inc.	2,634	758,223
Intel Corp.	3,504	167,737
Lam Research Corp.	1,419	266,545
Microchip Technology, Inc.	1,024	88,781
NVIDIA Corp.	3,867	635,077
ON Semiconductor Corp. *	3,514	71,018
Skyworks Solutions, Inc.	3,805	294,012
Texas Instruments, Inc.	12,751	1,463,305
Universal Display Corp.	413	77,669
Xilinx, Inc.	2,840	334,893

		4,668,416

Software - 11.3%
Adobe, Inc. *	10,510	3,096,772
ANSYS, Inc. *	2,671	547,074
Atlassian Corp. plc, Class A *	8,956	1,171,803
Autodesk, Inc. *	2,283	371,901
Fortinet, Inc. *	1,306	100,340
Guidewire Software, Inc. *	2,220	225,064
Intuit, Inc.	4,182	1,092,882
Microsoft Corp.	97,266	13,029,753
Palo Alto Networks, Inc. *	1,095	223,117
Paycom Software, Inc. *	2,422	549,116
RingCentral, Inc., Class A *	4,984	572,761
salesforce.com, Inc. *	6,637	1,007,032
ServiceNow, Inc. *	4,455	1,223,209
Splunk, Inc. *	1,580	198,685
SS&C Technologies Holdings, Inc.	2,522	145,292
Tableau Software, Inc., Class A *	2,627	436,135
VMware, Inc., Class A	4,579	765,655
Workday, Inc., Class A *	964	198,179
Zendesk, Inc. *	8,499	756,666

		25,711,436

Specialty Retail - 2.6%
AutoZone, Inc. *	338	371,621
Best Buy Co., Inc.	2,009	140,087
Burlington Stores, Inc. *	2,806	477,441
Home Depot, Inc. (The)	6,163	1,281,719
Lowe’s Cos., Inc.	5,693	574,481
O’Reilly Automotive, Inc. *	1,795	662,929
Ross Stores, Inc.	9,970	988,226
TJX Cos., Inc. (The)	7,735	409,027
Tractor Supply Co.	3,051	331,949
Ulta Beauty, Inc. *	1,847	640,706

		5,878,186

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]63

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM LARGE CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Technology Hardware, Storage & Peripherals - 0.6%
Apple, Inc.	6,103	$1,207,906
Hewlett Packard Enterprise Co.	5,467	81,732
NetApp, Inc.	1,738	107,234

		1,396,872

Textiles, Apparel & Luxury Goods - 1.3%
Columbia Sportswear Co.	5,508	551,681
Lululemon Athletica, Inc.*	1,508	271,757
NIKE, Inc., Class B	19,847	1,666,156
Under Armour, Inc., Class A *	2,964	75,137
VF Corp.	5,601	489,247

		3,053,978

Tobacco - 0.5%
Altria Group, Inc.	7,472	353,799
Philip Morris International, Inc.	10,130	795,509

		1,149,308

Trading Companies & Distributors - 0.0% (a)
HD Supply Holdings, Inc. *	2,092	84,266

Water Utilities - 0.3%
American Water Works Co., Inc.	6,713	778,708

Wireless Telecommunication Services - 0.6%
Telephone & Data Systems, Inc.	2,133	64,843
T-Mobile US, Inc. *	15,340	1,137,308
United States Cellular Corp. *	5,618	250,956

		1,453,107

TOTAL COMMON STOCKS (Cost $142,472,756)		221,040,243

SHORT-TERM INVESTMENTS - 2.6%

INVESTMENT COMPANIES - 2.6%
Limited Purpose Cash Investment Fund, 2.36% (b)
(Cost $5,917,340)	5,918,251	5,919,434

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.8% (Cost $148,390,096)		226,959,677

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2% (c)		346,457

NET ASSETS - 100.0%		$227,306,134

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$16,019,923	7.0%
Consumer Discretionary	23,588,081	10.4
Consumer Staples	19,590,089	8.6
Energy	2,138,276	0.9
Financials	12,813,816	5.6
Health Care	32,956,646	14.5
Industrials	23,235,956	10.2
Information Technology	53,614,626	23.6
Materials	3,135,005	1.4
Real Estate	16,760,105	7.4
Utilities	17,187,720	7.6
Short-Term Investments	5,919,434	2.6

Total Investments In Securities At Value	226,959,677	99.8
Other Assets in Excess of Liabilities (c)	346,457	0.2

Net Assets	$227,306,134	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	Represents less than 0.05% of net assets.
(b)	Represents 7-day effective yield as of June 30, 2019.
(c)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820.

Futures contracts outstanding as of June 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	28	9/2019	USD	$4,121,880	$68,942

					$68,942

USD - United States Dollar

See notes to Schedule of Investments.

[777467.PARTF]64

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 97.2%

Aerospace & Defense - 1.6%
AAR Corp.	932	$34,289
Aerojet Rocketdyne Holdings, Inc. *	2,738	122,580
Aerovironment, Inc. *	1,630	92,535
Axon Enterprise, Inc. *	3,091	198,473
Cubic Corp.	892	57,516
Ducommun, Inc. *	1,446	65,171
Kratos Defense & Security Solutions, Inc. *	4,858	111,200
Mercury Systems, Inc. *	1,883	132,469
Moog, Inc., Class A	297	27,802
National Presto Industries, Inc. (a)	237	22,110
Vectrus, Inc. *	904	36,666

		900,811

Air Freight & Logistics - 0.1%
Air Transport Services Group, Inc. *	995	24,278
Echo Global Logistics, Inc. *	1,256	26,213

		50,491

Airlines - 0.5%
SkyWest, Inc.	1,381	83,785
Spirit Airlines, Inc. *	3,934	187,770

		271,555

Auto Components - 0.8%
Cooper Tire & Rubber Co.	979	30,888
Dorman Products, Inc. *	1,244	108,402
Fox Factory Holding Corp. *	2,202	181,687
Gentherm, Inc. *	1,288	53,877
Modine Manufacturing Co. *	1,280	18,317
Standard Motor Products, Inc.	833	37,768

		430,939

Banks - 2.9%
Allegiance Bancshares, Inc. *	1,709	56,978
Banner Corp.	366	19,819
Carolina Financial Corp.	2,944	103,305
Central Pacific Financial Corp.	835	25,017
City Holding Co.	349	26,615
Community Bank System, Inc.	561	36,936
Eagle Bancorp, Inc.	380	20,569
Enterprise Financial Services Corp.	616	25,626
First Bancorp/PR	8,337	92,040
First Commonwealth Financial Corp.	1,291	17,390
First Financial Bankshares, Inc.	1,568	48,279
First Interstate BancSystem, Inc., Class A	1,826	72,328
First Merchants Corp.	654	24,787
Glacier Bancorp, Inc.	721	29,237
Great Western Bancorp, Inc.	1,345	48,043
Horizon Bancorp, Inc.	1,113	18,186
Independent Bank Corp./MA	760	57,874
Independent Bank Corp./MI	4,596	100,147
Lakeland Financial Corp.	1,783	83,498
LegacyTexas Financial Group, Inc.	429	17,465
National Bank Holdings Corp., Class A	947	34,376
OFG Bancorp	3,429	81,507
Old Second Bancorp, Inc.	3,326	42,473
Peoples Bancorp, Inc.	732	23,614
Preferred Bank	592	27,972
QCR Holdings, Inc.	517	18,028
Republic First Bancorp, Inc. *	9,863	48,427

INVESTMENTS	SHARES	VALUE ($)
Banks - 2.9% (continued)
S&T Bancorp, Inc.	617	$23,125
Seacoast Banking Corp. of Florida *	1,369	34,827
ServisFirst Bancshares, Inc.	4,062	139,164
Southside Bancshares, Inc.	813	26,325
Towne Bank	662	18,059
TriState Capital Holdings, Inc. *	1,369	29,214
Triumph Bancorp, Inc. *	1,588	46,131
United Community Banks, Inc.	800	22,848
Veritex Holdings, Inc.	1,029	26,703
Westamerica Bancorp	401	24,706

		1,591,638

Beverages - 0.6%
Boston Beer Co., Inc. (The), Class A *	727	274,632
Coca-Cola Consolidated, Inc.	222	66,433
Craft Brew Alliance, Inc. *	1,463	20,467

		361,532

Biotechnology - 6.5%
ACADIA Pharmaceuticals, Inc. *	2,194	58,646
Acceleron Pharma, Inc. *	645	26,497
Adverum Biotechnologies, Inc. *	5,990	71,221
Aeglea BioTherapeutics, Inc. *	3,738	25,605
Akcea Therapeutics, Inc. *(a)	2,266	53,138
Alder Biopharmaceuticals, Inc. *	1,585	18,655
Aldeyra Therapeutics, Inc. *	2,512	15,072
Arbutus Biopharma Corp. (Canada) *	3,924	8,162
Arena Pharmaceuticals, Inc. *	986	57,809
ArQule, Inc. *	18,391	202,485
Array BioPharma, Inc. *	10,304	477,384
Arrowhead Pharmaceuticals, Inc. *(a)	6,885	182,452
Atara Biotherapeutics, Inc. *	978	19,668
Athersys, Inc. *	13,981	23,488
Avid Bioservices, Inc. *	1,371	7,678
Biohaven Pharmaceutical Holding Co. Ltd. *	558	24,435
BioSpecifics Technologies Corp. *	495	29,556
Cara Therapeutics, Inc. *(a)	1,783	38,335
CareDx, Inc. *	3,200	115,168
CASI Pharmaceuticals, Inc. *	8,948	28,634
Catalyst Biosciences, Inc. *	2,798	20,621
Catalyst Pharmaceuticals, Inc. *	13,909	53,411
Cellular Biomedicine Group, Inc. *	1,276	21,092
ChemoCentryx, Inc. *	3,517	32,708
CTI BioPharma Corp. *	370	318
Dicerna Pharmaceuticals, Inc. *	4,700	74,025
Emergent BioSolutions, Inc. *	1,707	82,465
Enanta Pharmaceuticals, Inc. *	433	36,537
Fate Therapeutics, Inc. *	5,702	115,751
Genomic Health, Inc. *	1,517	88,244
Global Blood Therapeutics, Inc. *	790	41,554
Halozyme Therapeutics, Inc. *	1,032	17,730
Intercept Pharmaceuticals, Inc. *	1,490	118,559
Invitae Corp. *	4,218	99,123
Kura Oncology, Inc. *	1,090	21,462
Mirati Therapeutics, Inc. *	2,290	235,870
Myriad Genetics, Inc. *	1,618	44,948
Natera, Inc. *	3,305	91,152
Pieris Pharmaceuticals, Inc. *	6,644	31,227
PTC Therapeutics, Inc. *	2,917	131,265
Ra Pharmaceuticals, Inc. *	2,025	60,892

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]65

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Biotechnology - 6.5% (continued)
REGENXBIO, Inc. *	2,058	$105,719
Repligen Corp. *	2,035	174,908
Retrophin, Inc. *	1,727	34,695
Stemline Therapeutics, Inc. *	1,613	24,711
Ultragenyx Pharmaceutical, Inc. *	419	26,607
Vanda Pharmaceuticals, Inc. *	2,173	30,618
Veracyte, Inc. *	2,577	73,470
Vericel Corp. *	4,805	90,766
Viking Therapeutics, Inc. *(a)	5,970	49,551
Xencor, Inc. *	2,170	88,818
XOMA Corp. *(a)	770	11,442

		3,614,347

Building Products - 0.8%
AAON, Inc.	1,050	52,689
Advanced Drainage Systems, Inc.	1,060	34,757
Continental Building Products, Inc. *	1,526	40,546
Gibraltar Industries, Inc. *	1,568	63,285
Masonite International Corp. *	545	28,711
PGT Innovations, Inc. *	1,534	25,648
Simpson Manufacturing Co., Inc.	979	65,064
Trex Co., Inc. *	1,910	136,947

		447,647

Capital Markets - 1.1%
Blucora, Inc. *	3,245	98,551
Greenhill & Co., Inc.	1,130	15,357
Hamilton Lane, Inc., Class A	3,174	181,108
Houlihan Lokey, Inc.	2,973	132,388
Moelis & Co., Class A	1,083	37,851
Oppenheimer Holdings, Inc., Class A	1,046	28,472
Piper Jaffray Cos.	500	37,135
PJT Partners, Inc., Class A	1,345	54,499
Stifel Financial Corp.	522	30,829

		616,190

Chemicals - 0.9%
Amyris, Inc. *(a)	4,849	17,262
Balchem Corp.	436	43,587
Chase Corp.	298	32,077
Ferro Corp. *	2,369	37,430
Ingevity Corp. *	1,764	185,520
Innospec, Inc.	332	30,292
Intrepid Potash, Inc. *	10,284	34,554
Minerals Technologies, Inc.	500	26,755
Quaker Chemical Corp.	181	36,721
Sensient Technologies Corp.	883	64,883

		509,081

Commercial Services & Supplies - 1.6%
ABM Industries, Inc.	387	15,480
Brady Corp., Class A	1,422	70,133
Brink’s Co. (The)	450	36,531
Casella Waste Systems, Inc., Class A *	1,959	77,635
Cimpress NV (Netherlands) *	277	25,176
Covanta Holding Corp.	902	16,155
HNI Corp.	664	23,492
Interface, Inc.	1,215	18,626
Kimball International, Inc., Class B	1,371	23,896
McGrath RentCorp	1,981	123,119
Mobile Mini, Inc.	2,285	69,533
MSA Safety, Inc.	918	96,748

INVESTMENTS	SHARES	VALUE ($)
Commercial Services & Supplies - 1.6% (continued)
SP Plus Corp. *	660	$21,074
Steelcase, Inc., Class A	1,489	25,462
Team, Inc. *	2,087	31,973
Tetra Tech, Inc.	1,643	129,058
UniFirst Corp.	112	21,120
US Ecology, Inc.	716	42,631
Viad Corp.	445	29,477

		897,319

Communications Equipment - 1.5%
Acacia Communications, Inc. *	1,290	60,836
Calix, Inc. *	4,031	26,443
Ciena Corp. *	8,730	359,065
Comtech Telecommunications Corp.	1,871	52,594
Harmonic, Inc. *	4,879	27,079
InterDigital, Inc.	771	49,652
Plantronics, Inc.	1,072	39,707
ViaSat, Inc. *	1,409	113,875
Viavi Solutions, Inc. *	6,564	87,236

		816,487

Construction & Engineering - 0.6%
Ameresco, Inc., Class A *	1,796	26,455
Comfort Systems USA, Inc.	1,792	91,374
EMCOR Group, Inc.	249	21,937
Great Lakes Dredge & Dock Corp. *	4,778	52,749
HC2 Holdings, Inc. *(a)	962	2,270
NV5 Global, Inc. *	1,032	84,005
Primoris Services Corp.	853	17,853
Sterling Construction Co., Inc. *	3,746	50,272

		346,915

Consumer Finance - 0.4%
Enova International, Inc. *	1,574	36,281
EZCORP, Inc., Class A *	5,444	51,554
FirstCash, Inc.	704	70,414
Green Dot Corp., Class A *	830	40,587
Nelnet, Inc., Class A	400	23,688

		222,524

Distributors - 0.1%
Core-Mark Holding Co., Inc.	1,203	47,783
Funko, Inc., Class A *(a)	1,217	29,476

		77,259

Diversified Consumer Services - 1.7%
Adtalem Global Education, Inc. *	1,939	87,352
American Public Education, Inc. *	721	21,327
Career Education Corp. *	9,718	185,322
Chegg, Inc. *	7,274	280,704
K12, Inc. *	1,961	59,634
Laureate Education, Inc., Class A *	3,358	52,754
Regis Corp. *	3,971	65,919
Sotheby’s *	639	37,145
Strategic Education, Inc.	739	131,542

		921,699

Diversified Financial Services - 0.0% (b)
On Deck Capital, Inc. *	5,553	23,045

Diversified Telecommunication Services - 0.8%
ATN International, Inc.	453	26,152
Cogent Communications Holdings, Inc.	1,108	65,771

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]66

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Diversified Telecommunication Services - 0.8% (continued)
Intelsat SA *	7,626	$148,326
Iridium Communications, Inc. *	4,893	113,811
Ooma, Inc. *	1,998	20,939
ORBCOMM, Inc. *	3,221	23,352
Vonage Holdings Corp. *	6,024	68,252

		466,603

Electric Utilities - 2.0%
ALLETE, Inc.	2,303	191,633
IDACORP, Inc.	2,481	249,167
MGE Energy, Inc.	1,640	119,851
Otter Tail Corp.	1,438	75,941
PNM Resources, Inc.	3,549	180,679
Portland General Electric Co.	5,764	312,236

		1,129,507

Electrical Equipment - 1.2%
Allied Motion Technologies, Inc.	678	25,696
EnerSys	876	60,006
Enphase Energy, Inc. *	11,568	210,885
Generac Holdings, Inc. *	1,509	104,740
Plug Power, Inc. *(a)	15,010	33,772
Sunrun, Inc. *	6,676	125,242
Vicor Corp. *	2,404	74,644
Vivint Solar, Inc. *	5,080	37,084

		672,069

Electronic Equipment, Instruments & Components - 1.9%
AVX Corp.	1,677	27,838
Badger Meter, Inc.	1,126	67,211
ePlus, Inc. *	1,100	75,834
Fabrinet (Thailand) *	1,756	87,221
FARO Technologies, Inc. *	521	27,394
Fitbit, Inc., Class A *	4,789	21,072
Insight Enterprises, Inc. *	1,502	87,416
Knowles Corp. *	1,439	26,348
Methode Electronics, Inc.	887	25,342
Novanta, Inc. *	2,772	261,400
OSI Systems, Inc. *	629	70,844
PAR Technology Corp. *(a)	1,152	32,486
Plexus Corp. *	600	35,022
Rogers Corp. *	276	47,632
Sanmina Corp. *	1,621	49,084
Tech Data Corp. *	408	42,677
TTM Technologies, Inc. *	2,264	23,093
Vishay Intertechnology, Inc.	1,024	16,916
Vishay Precision Group, Inc. *	778	31,610

		1,056,440

Energy Equipment & Services - 0.7%
Archrock, Inc.	2,061	21,847
Cactus, Inc., Class A *	841	27,854
DMC Global, Inc.	2,204	139,623
Era Group, Inc. *	2,427	20,241
Helix Energy Solutions Group, Inc. *	6,630	57,217
Matrix Service Co. *	4,167	84,423
ProPetro Holding Corp. *	1,616	33,451
TETRA Technologies, Inc. *	2,014	3,283

		387,939

INVESTMENTS	SHARES	VALUE ($)
Entertainment - 1.0%
AMC Entertainment Holdings, Inc., Class A	3,591	$33,504
Glu Mobile, Inc. *	13,206	94,819
Liberty Media Corp.-Liberty Braves, Class C *	1,059	29,620
Marcus Corp. (The)	1,021	33,652
Rosetta Stone, Inc. *	1,597	36,540
World Wrestling Entertainment, Inc., Class A	4,342	313,536

		541,671

Equity Real Estate Investment Trusts (REITs) - 7.7%
Acadia Realty Trust	2,095	57,340
Agree Realty Corp.	2,950	188,948
American Assets Trust, Inc.	3,139	147,910
Americold Realty Trust	10,105	327,604
Armada Hoffler Properties, Inc.	1,725	28,549
CareTrust REIT, Inc.	6,546	155,664
Cousins Properties, Inc.	1,205	43,585
EastGroup Properties, Inc.	2,288	265,362
First Industrial Realty Trust, Inc.	4,251	156,182
Four Corners Property Trust, Inc.	2,328	63,624
Getty Realty Corp.	1,662	51,123
Gladstone Commercial Corp.	2,247	47,681
Global Net Lease, Inc.	3,770	73,967
Hannon Armstrong Sustainable Infrastructure Capital, Inc.	628	17,697
Healthcare Realty Trust, Inc.	3,027	94,806
Independence Realty Trust, Inc.	5,020	58,081
Industrial Logistics Properties Trust	1,293	26,920
Innovative Industrial Properties, Inc.	1,852	228,833
Investors Real Estate Trust	443	25,991
Jernigan Capital, Inc.	1,105	22,653
Lexington Realty Trust	5,416	50,965
LTC Properties, Inc.	1,637	74,745
Monmouth Real Estate Investment Corp.	2,816	38,157
National Health Investors, Inc.	2,409	187,974
National Storage Affiliates Trust	4,036	116,802
NexPoint Residential Trust, Inc.	2,833	117,286
NorthStar Realty Europe Corp.	1,503	24,694
Physicians Realty Trust	5,917	103,193
Piedmont Office Realty Trust, Inc., Class A	2,298	45,799
Preferred Apartment Communities, Inc., Class A	1,297	19,390
PS Business Parks, Inc.	2,235	376,665
QTS Realty Trust, Inc., Class A	591	27,292
Rexford Industrial Realty, Inc.	6,049	244,198
Ryman Hospitality Properties, Inc.	2,361	191,454
Sabra Health Care REIT, Inc.	5,998	118,101
STAG Industrial, Inc.	5,131	155,161
Terreno Realty Corp.	3,760	184,390
UMH Properties, Inc.	1,668	20,700
Universal Health Realty Income Trust	544	46,202
Xenia Hotels & Resorts, Inc.	1,185	24,707

		4,250,395

Food & Staples Retailing - 0.4%
Chefs’ Warehouse, Inc. (The) *	2,306	80,871
Natural Grocers by Vitamin Cottage, Inc. *	1,832	18,412
Performance Food Group Co. *	2,312	92,549
Weis Markets, Inc.	611	22,247

		214,079

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]67

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Food Products - 1.5%
Calavo Growers, Inc.	552	$53,400
Darling Ingredients, Inc. *	3,186	63,370
Fresh Del Monte Produce, Inc.	1,226	33,041
Freshpet, Inc. *	2,808	127,792
J&J Snack Foods Corp.	693	111,538
John B Sanfilippo & Son, Inc.	879	70,047
Lancaster Colony Corp.	1,851	275,059
Simply Good Foods Co. (The) *	2,474	59,574
Tootsie Roll Industries, Inc.	1,007	37,189

		831,010

Gas Utilities - 2.2%
Chesapeake Utilities Corp.	739	70,220
New Jersey Resources Corp.	4,908	244,271
Northwest Natural Holding Co.	1,286	89,377
ONE Gas, Inc.	4,493	405,718
South Jersey Industries, Inc.	1,256	42,365
Southwest Gas Holdings, Inc.	1,792	160,599
Spire, Inc.	2,825	237,074

		1,249,624

Health Care Equipment & Supplies - 5.3%
Antares Pharma, Inc. *	16,954	55,779
AtriCure, Inc. *	1,696	50,609
Atrion Corp.	32	27,288
Avanos Medical, Inc. *	1,220	53,204
Cardiovascular Systems, Inc. *	1,067	45,806
Cerus Corp. *	15,008	84,345
CONMED Corp.	751	64,263
CryoPort, Inc. *(a)	6,759	123,825
CytoSorbents Corp. *	5,195	34,339
Glaukos Corp. *	1,641	123,731
Globus Medical, Inc., Class A *	2,194	92,806
Haemonetics Corp. *	2,468	296,999
Heska Corp. *	789	67,199
Integer Holdings Corp. *	1,417	118,915
IntriCon Corp. *	1,189	27,775
iRadimed Corp. *	1,111	22,720
iRhythm Technologies, Inc. *	1,085	85,802
LeMaitre Vascular, Inc.	1,341	37,521
LivaNova plc *	494	35,548
Meridian Bioscience, Inc.	1,463	17,380
Merit Medical Systems, Inc. *	2,103	125,255
Mesa Laboratories, Inc.	432	105,555
Natus Medical, Inc. *	787	20,218
Neogen Corp. *	861	53,477
Novocure Ltd. *	5,707	360,854
NuVasive, Inc. *	336	19,669
Quidel Corp. *	2,003	118,818
Senseonics Holdings, Inc. *(a)	12,072	24,627
Sientra, Inc. *	2,467	15,197
STAAR Surgical Co. *	4,133	121,428
Surmodics, Inc. *	1,549	66,870
Tactile Systems Technology, Inc. *	1,533	87,258
Tandem Diabetes Care, Inc. *	3,176	204,915
TransEnterix, Inc. *(a)	21,870	29,743
ViewRay, Inc. *	2,211	19,479
Wright Medical Group NV *	3,795	113,167

		2,952,384

INVESTMENTS	SHARES	VALUE ($)
Health Care Providers & Services - 2.5%
Addus HomeCare Corp. *	1,402	$105,080
Amedisys, Inc. *	2,132	258,846
BioTelemetry, Inc. *	1,864	89,752
CorVel Corp. *	404	35,152
Ensign Group, Inc. (The)	2,966	168,825
HealthEquity, Inc. *	1,845	120,663
LHC Group, Inc. *	1,320	157,846
National HealthCare Corp.	357	28,970
PetIQ, Inc. *	901	29,697
Providence Service Corp. (The) *	400	22,936
R1 RCM, Inc. *	10,227	128,656
RadNet, Inc. *	2,195	30,269
Select Medical Holdings Corp. *	2,988	47,419
Tenet Healthcare Corp. *	2,378	49,129
Triple-S Management Corp., Class B *	2,436	58,099
US Physical Therapy, Inc.	700	85,799

		1,417,138

Health Care Technology - 1.1%
Evolent Health, Inc., Class A *	1,850	14,708
HMS Holdings Corp. *	3,207	103,875
Inovalon Holdings, Inc., Class A *	2,353	34,142
Medidata Solutions, Inc. *	689	62,361
Omnicell, Inc. *	1,398	120,270
Tabula Rasa HealthCare, Inc. *	1,214	60,615
Teladoc Health, Inc. *	2,725	180,967
Vocera Communications, Inc. *	1,149	36,676

		613,614

Hotels, Restaurants & Leisure - 3.3%
BJ’s Restaurants, Inc.	1,294	56,858
Brinker International, Inc. (a)	1,477	58,120
Churchill Downs, Inc.	1,365	157,071
Cracker Barrel Old Country Store, Inc.	523	89,292
Dave & Buster’s Entertainment, Inc.	1,144	46,298
Denny’s Corp. *	2,000	41,060
Dine Brands Global, Inc.	1,471	140,436
Drive Shack, Inc. *	5,264	24,688
El Pollo Loco Holdings, Inc. *	1,527	16,278
Eldorado Resorts, Inc. *	3,148	145,028
Jack in the Box, Inc.	370	30,114
Nathan’s Famous, Inc.	390	30,467
Noodles & Co. *	6,719	52,946
Planet Fitness, Inc., Class A *	5,098	369,299
RCI Hospitality Holdings, Inc.	2,273	39,800
Ruth’s Hospitality Group, Inc.	1,436	32,612
SeaWorld Entertainment, Inc. *	5,219	161,789
Shake Shack, Inc., Class A *	1,711	123,534
Texas Roadhouse, Inc.	277	14,867
Wingstop, Inc.	2,375	225,031

		1,855,588

Household Durables - 1.7%
Cavco Industries, Inc. *	132	20,795
GoPro, Inc., Class A *	2,636	14,393
Helen of Troy Ltd. *	1,431	186,874
Hooker Furniture Corp.	780	16,084
iRobot Corp. *(a)	587	53,793
La-Z-Boy, Inc.	1,058	32,438
MDC Holdings, Inc.	806	26,421
Roku, Inc. *	6,163	558,244

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]68

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Household Durables - 1.7% (continued)
Turtle Beach Corp. *(a)	2,331	$26,946

		935,988

Household Products - 0.4%
Central Garden & Pet Co., Class A *	1,540	37,946
WD-40 Co.	1,064	169,218

		207,164

Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc., Class C	1,476	24,885
Pattern Energy Group, Inc., Class A	2,249	51,930
TerraForm Power, Inc., Class A	3,686	52,710

		129,525

Insurance - 3.2%
American Equity Investment Life Holding Co.	1,190	32,320
AMERISAFE, Inc.	1,080	68,872
Argo Group International Holdings Ltd.	2,544	188,383
eHealth, Inc. *	1,462	125,878
Enstar Group Ltd. *	621	108,228
Goosehead Insurance, Inc., Class A	416	19,885
Health Insurance Innovations, Inc., Class A *	526	13,634
James River Group Holdings Ltd.	2,244	105,244
Kemper Corp.	4,120	355,515
Kinsale Capital Group, Inc.	241	22,047
National General Holdings Corp.	3,386	77,675
Primerica, Inc.	1,944	233,183
RLI Corp.	2,027	173,734
Selective Insurance Group, Inc.	1,122	84,026
Trupanion, Inc. *	796	28,759
United Fire Group, Inc.	1,694	82,091
United Insurance Holdings Corp.	2,600	37,076
Universal Insurance Holdings, Inc.	1,620	45,198

		1,801,748

Interactive Media & Services - 0.4%
Cargurus, Inc. *	2,268	81,898
Liberty TripAdvisor Holdings, Inc., Class A *	1,418	17,583
QuinStreet, Inc. *	3,929	62,275
Travelzoo *	2,494	38,507

		200,263

Internet & Direct Marketing Retail - 0.9%
1-800-Flowers.com, Inc., Class A *	3,613	68,214
Etsy, Inc. *	5,557	341,033
Groupon, Inc. *	5,857	20,968
Lands’ End, Inc. *(a)	1,451	17,731
Quotient Technology, Inc. *	2,633	28,278
Shutterstock, Inc.	924	36,212

		512,436

IT Services - 2.2%
CACI International, Inc., Class A *	1,493	305,453
Carbonite, Inc. *	1,317	34,295
Cardtronics plc, Class A *	1,413	38,603
CSG Systems International, Inc.	958	46,779
EVERTEC, Inc.	4,430	144,861
ExlService Holdings, Inc. *	374	24,733

INVESTMENTS	SHARES	VALUE ($)
IT Services - 2.2% (continued)
KBR, Inc.	2,236	$55,766
LiveRamp Holdings, Inc. *	2,835	137,441
ManTech International Corp., Class A	951	62,623
MAXIMUS, Inc.	1,045	75,804
Perficient, Inc. *	1,320	45,302
Science Applications International Corp.	402	34,797
Tucows, Inc., Class A *(a)	1,347	82,194
Unisys Corp. *	4,976	48,367
Virtusa Corp. *	1,703	75,664

		1,212,682

Leisure Products - 0.2%
Acushnet Holdings Corp.	1,201	31,538
Callaway Golf Co.	1,368	23,475
Johnson Outdoors, Inc., Class A	384	28,635
Malibu Boats, Inc., Class A *	668	25,952
Sturm Ruger & Co., Inc.	385	20,975

		130,575

Life Sciences Tools & Services - 1.2%
Accelerate Diagnostics, Inc. *(a)	1,086	24,847
Cambrex Corp. *	600	28,086
Codexis, Inc. *	7,090	130,669
Fluidigm Corp. *	4,741	58,409
Medpace Holdings, Inc. *	2,419	158,251
NanoString Technologies, Inc. *	1,891	57,392
NeoGenomics, Inc. *	5,098	111,850
Syneos Health, Inc. *	2,412	123,229

		692,733

Machinery - 2.6%
Alamo Group, Inc.	289	28,880
Albany International Corp., Class A	796	65,996
Barnes Group, Inc.	333	18,761
Chart Industries, Inc. *	1,964	150,992
Columbus McKinnon Corp.	620	26,021
Douglas Dynamics, Inc.	715	28,450
ESCO Technologies, Inc.	529	43,706
Federal Signal Corp.	2,000	53,500
Franklin Electric Co., Inc.	544	25,840
Harsco Corp. *	1,908	52,356
Kadant, Inc.	620	56,302
Mueller Industries, Inc.	925	27,075
Mueller Water Products, Inc., Class A	2,882	28,301
Proto Labs, Inc. *	1,060	122,981
RBC Bearings, Inc. *	666	111,096
Rexnord Corp. *	1,410	42,610
Spartan Motors, Inc.	3,385	37,100
SPX Corp. *	2,755	90,970
SPX FLOW, Inc. *	638	26,707
Standex International Corp.	358	26,184
Tennant Co.	497	30,416
Watts Water Technologies, Inc., Class A	546	50,876
Woodward, Inc.	2,599	294,103

		1,439,223

Marine - 0.2%
Genco Shipping & Trading Ltd. *	4,726	39,887
Matson, Inc.	717	27,856
Scorpio Bulkers, Inc.	4,339	19,959

		87,702

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]69

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Media - 1.8%
EW Scripps Co. (The), Class A	2,899	$44,326
Fluent, Inc. *	4,920	26,470
Gray Television, Inc. *	3,583	58,725
MSG Networks, Inc., Class A *	1,687	34,988
National CineMedia, Inc.	3,129	20,526
New York Times Co. (The), Class A	8,491	276,976
Nexstar Media Group, Inc., Class A	1,679	169,579
Scholastic Corp.	600	19,944
Sinclair Broadcast Group, Inc., Class A	2,511	134,665
TechTarget, Inc. *	6,089	129,391
TEGNA, Inc.	4,123	62,464

		978,054

Metals & Mining - 0.7%
Allegheny Technologies, Inc. *	2,927	73,760
Cleveland-Cliffs, Inc.	6,424	68,544
Gold Resource Corp.	6,116	20,672
Kaiser Aluminum Corp.	258	25,183
Materion Corp.	434	29,430
SunCoke Energy, Inc. *	2,699	23,967
Warrior Met Coal, Inc.	4,515	117,932
Worthington Industries, Inc.	749	30,155

		389,643

Multiline Retail - 0.5%
Dillard’s, Inc., Class A	306	19,057
Ollie’s Bargain Outlet Holdings, Inc. *	3,088	268,996

		288,053

Multi-Utilities - 1.2%
Black Hills Corp.	4,046	316,276
NorthWestern Corp.	4,235	305,555
Unitil Corp.	960	57,494

		679,325

Oil, Gas & Consumable Fuels - 1.5%
Abraxas Petroleum Corp. *	19,535	20,121
Arch Coal, Inc., Class A	409	38,532
Berry Petroleum Corp.	1,810	19,186
California Resources Corp. *	1,227	24,147
CVR Energy, Inc.	5,353	267,596
Delek US Holdings, Inc.	992	40,196
Energy Fuels, Inc. *(a)	8,362	26,173
Frontline Ltd. (Norway) *	2,364	18,912
GasLog Ltd. (Monaco)	1,757	25,301
Northern Oil and Gas, Inc. *	30,204	58,294
Pacific Ethanol, Inc. *	900	689
Par Pacific Holdings, Inc. *	1,283	26,327
Peabody Energy Corp.	2,602	62,708
Renewable Energy Group, Inc. *	2,422	38,413
REX American Resources Corp. *	300	21,870
Uranium Energy Corp. *(a)	20,939	28,686
W&T Offshore, Inc. *	10,356	51,366
World Fuel Services Corp.	1,266	45,525

		814,042

Paper & Forest Products - 0.3%
Boise Cascade Co.	835	23,472
Louisiana-Pacific Corp.	2,218	58,156
Verso Corp., Class A *	3,639	69,323

		150,951

INVESTMENTS	SHARES	VALUE ($)
Personal Products - 0.7%
Inter Parfums, Inc.	1,562	$103,857
Medifast, Inc.	800	102,640
Revlon, Inc., Class A *(a)	1,108	21,418
USANA Health Sciences, Inc. *	1,721	136,699

		364,614

Pharmaceuticals - 1.3%
Amphastar Pharmaceuticals, Inc. *	1,336	28,203
ANI Pharmaceuticals, Inc. *	400	32,880
Cymabay Therapeutics, Inc. *	1,534	10,983
Endo International plc *	11,246	46,334
Horizon Therapeutics plc *	7,684	184,877
Innoviva, Inc. *	1,415	20,602
Intra-Cellular Therapies, Inc. *	1,778	23,078
MyoKardia, Inc. *	541	27,126
Pacira BioSciences, Inc. *	1,712	74,455
Phibro Animal Health Corp., Class A	2,245	71,324
Reata Pharmaceuticals, Inc., Class A *	1,465	138,223
Zogenix, Inc. *	792	37,842

		695,927

Professional Services - 2.5%
ASGN, Inc. *	1,750	106,050
Exponent, Inc.	1,585	92,786
FTI Consulting, Inc. *	2,005	168,099
Heidrick & Struggles International, Inc.	869	26,044
Huron Consulting Group, Inc. *	761	38,339
ICF International, Inc.	770	56,056
Insperity, Inc.	3,163	386,329
Kforce, Inc.	1,548	54,319
Korn Ferry	2,279	91,320
Navigant Consulting, Inc.	1,102	25,555
TriNet Group, Inc. *	3,420	231,876
Willdan Group, Inc. *	2,362	87,985

		1,364,758

Real Estate Management & Development - 0.3%
Kennedy-Wilson Holdings, Inc.	3,776	77,672
Marcus & Millichap, Inc. *	1,012	31,220
RE/MAX Holdings, Inc., Class A	557	17,133
RMR Group, Inc. (The), Class A	1,282	60,229

		186,254

Road & Rail - 0.5%
ArcBest Corp.	1,860	52,285
Marten Transport Ltd.	1,333	24,194
Saia, Inc. *	533	34,469
Universal Logistics Holdings, Inc.	5,496	123,495
USA Truck, Inc. *	3,403	34,404

		268,847

Semiconductors & Semiconductor Equipment - 1.8%
Brooks Automation, Inc.	834	32,318
Cabot Microelectronics Corp.	786	86,523
Cree, Inc. *	5,794	325,507
Diodes, Inc. *	1,341	48,772
Entegris, Inc.	1,000	37,320
FormFactor, Inc. *	1,764	27,642
Impinj, Inc. *	733	20,979
Inphi Corp. *	981	49,148
Lattice Semiconductor Corp. *	7,149	104,304
Nanometrics, Inc. *	818	28,393

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]70

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment - 1.8% (continued)
Rambus, Inc. *	3,205	$38,588
Rudolph Technologies, Inc. *	1,383	38,212
Semtech Corp. *	2,505	120,365
Silicon Laboratories, Inc. *	468	48,391

		1,006,462

Software - 10.2%
8x8, Inc. *	2,739	66,010
ACI Worldwide, Inc. *	3,012	103,432
Alarm.com Holdings, Inc. *	2,103	112,510
Altair Engineering, Inc., Class A *	740	29,889
Alteryx, Inc., Class A *	3,465	378,101
Appfolio, Inc., Class A *	3,257	333,093
Benefitfocus, Inc. *	1,600	43,440
Blackline, Inc. *	1,692	90,539
Bottomline Technologies DE, Inc. *	4,143	183,286
CommVault Systems, Inc. *	496	24,612
Cornerstone OnDemand, Inc. *	1,381	80,001
Coupa Software, Inc. *	3,709	469,596
eGain Corp. *	5,705	46,439
Envestnet, Inc. *	990	67,686
Everbridge, Inc. *	2,433	217,559
Five9, Inc. *	4,575	234,652
HubSpot, Inc. *	2,037	347,349
Instructure, Inc. *	523	22,227
j2 Global, Inc.	493	43,823
LivePerson, Inc. *	4,871	136,583
MicroStrategy, Inc., Class A *	200	28,662
New Relic, Inc. *	2,484	214,891
Paylocity Holding Corp. *	2,338	219,351
Progress Software Corp.	661	28,833
PROS Holdings, Inc. *	1,331	84,199
Q2 Holdings, Inc. *	2,153	164,403
QAD, Inc., Class A	582	23,402
Qualys, Inc. *	1,417	123,392
Rapid7, Inc. *	3,753	217,074
SailPoint Technologies Holding, Inc. *	1,046	20,962
SecureWorks Corp., Class A *	1,380	18,340
ShotSpotter, Inc. *(a)	1,733	76,599
SPS Commerce, Inc. *	940	96,077
Trade Desk, Inc. (The), Class A *	2,096	477,427
Upland Software, Inc. *	2,748	125,116
Varonis Systems, Inc. *	621	38,465
Verint Systems, Inc. *	2,105	113,207
VirnetX Holding Corp. *	80	497
Workiva, Inc. *	1,719	99,857
Yext, Inc. *	3,808	76,503
Zix Corp. *	3,396	30,870
Zscaler, Inc. *	4,477	343,117

		5,652,071

Specialty Retail - 2.8%
Aaron’s, Inc.	1,545	94,878
Abercrombie & Fitch Co., Class A	1,408	22,584
America’s Car-Mart, Inc. *	225	19,368
Asbury Automotive Group, Inc. *	360	30,362
Ascena Retail Group, Inc. *	22,040	13,444
Boot Barn Holdings, Inc. *	2,761	98,402
Buckle, Inc. (The)	1,486	25,723
Carvana Co. *(a)	6,327	396,007
Container Store Group, Inc. (The) *	4,947	36,212

INVESTMENTS	SHARES	VALUE ($)
Specialty Retail - 2.8% (continued)
Designer Brands, Inc., Class A	1,174	$22,506
Five Below, Inc. *	2,868	344,217
Lithia Motors, Inc., Class A	207	24,588
Monro, Inc.	1,016	86,665
Rent-A-Center, Inc. *	4,414	117,545
RH *(a)	691	79,880
RTW RetailWinds, Inc. *	3,292	5,596
Sally Beauty Holdings, Inc. *	1,443	19,250
Shoe Carnival, Inc.	1,726	47,638
Tilly’s, Inc., Class A	3,318	25,316
Zumiez, Inc. *	1,102	28,762

		1,538,943

Technology Hardware, Storage & Peripherals - 0.1%
3D Systems Corp. *(a)	3,601	32,769
Stratasys Ltd. *	1,117	32,806

		65,575

Textiles, Apparel & Luxury Goods - 1.5%
Crocs, Inc. *	6,253	123,497
Deckers Outdoor Corp. *	1,845	324,665
Fossil Group, Inc. *	1,819	20,918
Movado Group, Inc.	1,294	34,938
Oxford Industries, Inc.	843	63,899
Rocky Brands, Inc.	1,617	44,112
Steven Madden Ltd.	1,785	60,601
Vera Bradley, Inc. *	3,176	38,112
Wolverine World Wide, Inc.	3,933	108,315

		819,057

Thrifts & Mortgage Finance - 1.4%
Axos Financial, Inc. *	775	21,119
Capitol Federal Financial, Inc.	1,941	26,728
Essent Group Ltd. *	1,445	67,901
Federal Agricultural Mortgage Corp.,
Class C	480	34,877
First Defiance Financial Corp.	1,450	41,426
HomeStreet, Inc. *	997	29,551
Kearny Financial Corp.	1,887	25,078
LendingTree, Inc. *	69	28,982
Meta Financial Group, Inc.	1,602	44,936
MGIC Investment Corp. *	5,958	78,288
Mr Cooper Group, Inc. *	2,540	20,345
NMI Holdings, Inc., Class A *	2,001	56,808
Northwest Bancshares, Inc.	6,762	119,079
Radian Group, Inc.	4,520	103,282
Walker & Dunlop, Inc.	365	19,422
Waterstone Financial, Inc.	2,000	34,120

		751,942

Tobacco - 0.0% (b)
Universal Corp.	445	27,043

Trading Companies & Distributors - 0.6%
Aircastle Ltd.	970	20,622
BlueLinx Holdings, Inc. *	1,274	25,238
CAI International, Inc. *	1,309	32,489
DXP Enterprises, Inc. *	1,558	59,033
MRC Global, Inc. *	2,586	44,272
NOW, Inc. *	1,879	27,734
Rush Enterprises, Inc., Class A	649	23,702
Systemax, Inc.	2,189	48,508

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]71

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM SMALL CAP MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Trading Companies & Distributors - 0.6% (continued)
Triton International Ltd.	1,310	$42,916

		324,514

Water Utilities - 0.8%
American States Water Co.	2,720	204,653
AquaVenture Holdings Ltd. *	1,257	25,103
Cadiz, Inc. *(a)	2,241	25,211
California Water Service Group	1,602	81,109
Middlesex Water Co.	1,269	75,188
SJW Group	509	30,932

		442,196

Wireless Telecommunication Services - 0.2%
Boingo Wireless, Inc. *	1,839	33,047
Shenandoah Telecommunications Co.	2,219	85,476

		118,523

TOTAL COMMON STOCKS (Cost $42,532,189)		54,014,373

SHORT-TERM INVESTMENTS - 2.6%

INVESTMENT COMPANIES - 2.6%
Limited Purpose Cash Investment Fund, 2.36% (c)
(Cost $1,440,078)	1,440,197	1,440,485

SECURITIES LENDING COLLATERAL - 2.8%

Investment Companies - 2.8%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.26% (c)(d)	263,120	263,120
Limited Purpose Cash Investment Fund 2.36% (c)(d)	1,277,108	1,277,363

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,540,228)		1,540,483

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 102.6% (Cost $45,512,495)		56,995,341

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.6)% (e)		(1,461,115)

NET ASSETS - 100.0%		$55,534,226

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$2,305,113	4.1%
Consumer Discretionary	7,510,536	13.5
Consumer Staples	2,005,442	3.6
Energy	1,201,982	2.2
Financials	5,007,088	9.0
Health Care	9,986,143	18.0
Industrials	7,071,851	12.7
Information Technology	9,809,717	17.7
Materials	1,049,675	1.9
Real Estate	4,436,649	8.0
Utilities	3,630,177	6.5
Short-Term Investments	1,440,485	2.6
Securities Lending Collateral	1,540,483	2.8

Total Investments In Securities At Value	56,995,341	102.6
Liabilities in Excess of Other Assets (e)	(1,461,115)	(2.6)

Net Assets	$55,534,226	100.0%

All securities are United States companies, unless noted otherwise in parentheses

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $1,481,545.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of June 30, 2019.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $102 was received.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820.

Futures contracts outstanding as of June 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Russell 2000 E-Mini Index	15	9/2019	USD	$1,175,325	$24,437

					$24,437

USD - United States Dollar

See notes to Schedule of Investments.

[777467.PARTF]72

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 94.7%

Australia - 6.5%
AGL Energy Ltd.	10,943	$153,897
Alumina Ltd.	58,797	96,512
Aristocrat Leisure Ltd.	15,788	341,276
Australia & New Zealand Banking Group Ltd.	4,250	84,360
BHP Group plc	15,882	406,172
CIMIC Group Ltd.	1,392	43,772
Cochlear Ltd.	985	143,412
Coles Group Ltd. *	14,170	133,044
Commonwealth Bank of Australia	12,553	730,441
Computershare Ltd.	9,146	104,308
CSL Ltd.	7,771	1,176,714
Dexus, REIT	21,643	197,442
Flight Centre Travel Group Ltd.	1,887	55,045
Fortescue Metals Group Ltd.	13,302	84,595
Goodman Group, REIT	52,739	557,440
GPT Group (The), REIT	20,457	88,392
Insurance Australia Group Ltd.	27,300	158,503
Macquarie Group Ltd.	3,696	326,010
Mirvac Group, REIT	15,859	34,911
Newcrest Mining Ltd.	9,465	212,643
Oil Search Ltd.	9,902	49,380
QBE Insurance Group Ltd.	3,849	32,020
Ramsay Health Care Ltd.	1,987	100,877
REA Group Ltd.	1,574	106,328
Rio Tinto plc	13,589	841,064
Santos Ltd.	32,033	159,926
Scentre Group, REIT	20,335	54,880
Sonic Healthcare Ltd.	2,086	39,747
Telstra Corp. Ltd.	35,723	96,599
Treasury Wine Estates Ltd.	17,956	188,583
Wesfarmers Ltd.	14,974	380,642
Woodside Petroleum Ltd.	5,052	129,577
Woolworths Group Ltd.	7,112	166,074

		7,474,586

Austria - 0.3%
ANDRITZ AG	2,003	75,411
OMV AG	5,644	275,114
Raiffeisen Bank International AG	1,608	37,757

		388,282

Belgium - 1.1%
Ageas	9,048	470,862
Colruyt SA	5,045	292,882
UCB SA	4,595	381,337
Umicore SA	3,333	106,961

		1,252,042

Canada - 12.5%
Agnico Eagle Mines Ltd. (1)	1,130	57,935
Alimentation Couche-Tard, Inc., Class B (1)	11,123	699,970
Aurora Cannabis, Inc. (1)*(a)	13,150	103,027
Bank of Montreal (1)	3,209	242,400
BCE, Inc. (1)	11,672	531,036
Brookfield Asset Management, Inc., Class A (1)	11,823	565,623
CAE, Inc. (1)	4,812	129,381
Cameco Corp. (1)	4,367	46,820

INVESTMENTS	SHARES	VALUE ($)
Canada - 12.5% (continued)
Canadian National Railway Co. (1)	9,900	$916,253
Canadian Pacific Railway Ltd. (1)	1,932	455,032
Canadian Tire Corp. Ltd., Class A (1)	328	35,737
Canopy Growth Corp. (1)*(a)	7,223	291,612
CCL Industries, Inc., Class B (1)	1,240	60,809
CGI, Inc. (1)*	5,942	456,829
Constellation Software, Inc. (1)	504	475,020
Cronos Group, Inc. (1)*(a)	7,184	115,258
Emera, Inc. (1)	5,351	218,649
Empire Co. Ltd., Class A (1)	8,055	202,859
Enbridge, Inc. (1)	15,957	576,355
Fairfax Financial Holdings Ltd. (1)	122	59,881
Fortis, Inc. (1)	17,220	679,963
Franco-Nevada Corp. (1)	3,755	318,711
Gildan Activewear, Inc. (1)	3,955	153,060
H&R REIT (1)	5,248	91,531
Intact Financial Corp. (1)	1,801	166,437
International Petroleum Corp. *	3,493	15,585
Loblaw Cos. Ltd. (1)	6,485	332,037
Metro, Inc. (1)	7,911	296,855
Nutrien Ltd. (1)	6,362	340,314
Onex Corp. (1)	678	40,896
Open Text Corp. (1)	3,783	156,110
Pembina Pipeline Corp. (1)	3,927	146,189
Restaurant Brands International, Inc. (1)	4,775	332,068
RioCan REIT (1)	4,578	90,857
Rogers Communications, Inc., Class B (1)(a)	13,772	737,212
Royal Bank of Canada (1)	12,936	1,028,024
Shopify, Inc., Class A (1)*	2,490	748,359
SmartCentres REIT (1)	4,443	112,674
Sun Life Financial, Inc. (1)	2,113	87,502
TC Energy Corp. (1)	2,526	125,225
Thomson Reuters Corp. (1)	10,157	655,234
Toronto-Dominion Bank (The) (1)	21,779	1,272,596
WSP Global, Inc. (1)	2,856	157,221

		14,325,146

Chile - 0.0% (b)
Antofagasta plc	3,557	42,016

China - 0.1%
BOC Hong Kong Holdings Ltd.	24,500	96,461
Minth Group Ltd.	14,000	37,757

		134,218

Denmark - 2.8%
Carlsberg A/S, Class B	874	115,977
Chr Hansen Holding A/S	1,773	166,848
Coloplast A/S, Class B	2,912	329,169
Demant A/S *	4,023	125,216
DSV A/S	3,495	344,153
H Lundbeck A/S	858	33,985
ISS A/S	1,327	40,119
Novo Nordisk A/S, Class B	11,876	606,593
Novozymes A/S, Class B	780	36,369
Orsted A/S (c)	10,618	918,553
Tryg A/S	11,965	389,347
Vestas Wind Systems A/S	1,692	146,584

		3,252,913

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]73

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Finland - 2.0%
Elisa OYJ	1,881	$91,817
Fortum OYJ	30,825	681,283
Kone OYJ, Class B	2,741	161,865
Metso OYJ	1,034	40,694
Neste OYJ	16,941	575,952
Nokia OYJ	64,401	320,768
Nokian Renkaat OYJ	1,449	45,253
Sampo OYJ, Class A	3,563	168,189
UPM-Kymmene OYJ	5,712	151,979
Wartsila OYJ Abp	4,467	64,860

		2,302,660

France - 5.1%
Accor SA	917	39,360
Airbus SE	10,257	1,451,587
AXA SA	6,712	176,269
BNP Paribas SA	8,449	400,527
Capgemini SE	1,863	231,633
Credit Agricole SA	26,078	311,181
Dassault Systemes SE	2,145	342,139
Electricite de France SA	7,138	89,995
EssilorLuxottica SA	726	94,614
Hermes International	304	219,153
Iliad SA	513	57,609
Kering SA	94	55,481
L’Oreal SA	548	155,812
LVMH Moet Hennessy Louis Vuitton SE	1,758	747,371
Orange SA	18,570	292,906
Peugeot SA	2,366	58,233
Renault SA	555	34,891
Safran SA	2,841	415,615
Sanofi	811	70,088
TOTAL SA	10,152	569,464

		5,813,928

Germany - 7.4%
adidas AG	4,077	1,261,301
Allianz SE (Registered)	3,381	815,417
Aroundtown SA	5,752	47,455
Axel Springer SE	845	59,431
Beiersdorf AG	1,858	222,786
Brenntag AG	1,127	55,299
Delivery Hero SE *(c)	2,261	102,632
Deutsche Boerse AG	2,889	407,840
Deutsche Telekom AG (Registered)	49,698	861,000
Deutsche Wohnen SE	10,462	383,360
E.ON SE	54,715	593,664
Fraport AG Frankfurt Airport Services Worldwide	833	71,701
Fresenius Medical Care AG & Co. KGaA	459	36,047
Hannover Rueck SE	3,192	516,125
HUGO BOSS AG	1,731	115,364
Merck KGaA	2,205	230,315
MTU Aero Engines AG	651	155,270
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Registered)	302	75,699
Puma SE	3,800	253,609
RWE AG	8,885	219,243
SAP SE	6,030	826,664
Siemens AG (Registered)	831	98,935
Symrise AG	1,711	164,753

INVESTMENTS	SHARES	VALUE ($)
Germany - 7.4% (continued)
Vonovia SE	11,616	$554,894
Wirecard AG	2,028	342,360

		8,471,164

Hong Kong - 2.9%
AIA Group Ltd.	85,800	926,547
CK Asset Holdings Ltd.	10,500	82,258
CK Hutchison Holdings Ltd.	7,000	69,046
CLP Holdings Ltd.	26,000	286,515
Hang Seng Bank Ltd.	4,300	107,029
Henderson Land Development Co. Ltd.	24,157	133,185
Hong Kong & China Gas Co. Ltd.	117,700	260,930
Hong Kong Exchanges & Clearing Ltd.	2,200	77,748
Link REIT	30,500	375,315
MTR Corp. Ltd.	19,500	131,349
New World Development Co. Ltd.	51,000	79,773
PCCW Ltd.	75,000	43,281
Power Assets Holdings Ltd.	7,000	50,358
Shangri-La Asia Ltd.	32,000	40,300
Sino Land Co. Ltd.	28,000	46,958
Sun Hung Kai Properties Ltd.	11,000	186,616
Swire Pacific Ltd., Class A	5,000	61,436
Swire Properties Ltd.	14,400	58,215
Techtronic Industries Co. Ltd.	20,500	157,047
Wharf Real Estate Investment Co. Ltd.	13,000	91,616
Wheelock & Co. Ltd.	9,000	64,625

		3,330,147

Italy - 1.8%
Assicurazioni Generali SpA	6,913	130,155
Enel SpA	102,597	715,691
Eni SpA	18,286	304,047
Ferrari NV	3,660	593,431
Moncler SpA	2,560	109,725
Recordati SpA	1,120	46,682
Terna Rete Elettrica Nazionale SpA	23,336	148,688

		2,048,419

Japan - 16.4%
Aeon Co. Ltd.	12,100	208,234
Alfresa Holdings Corp.	3,100	76,666
ANA Holdings, Inc.	9,000	298,316
Asahi Group Holdings Ltd.	4,500	202,584
Asahi Intecc Co. Ltd.	1,400	34,607
Asahi Kasei Corp.	3,700	39,555
Astellas Pharma, Inc.	28,600	407,572
Bandai Namco Holdings, Inc.	1,700	82,492
Bank of Kyoto Ltd. (The)	1,000	38,770
Benesse Holdings, Inc.	2,100	49,008
Bridgestone Corp.	2,100	82,843
Canon, Inc. (a)	4,200	122,989
Central Japan Railway Co.	1,800	360,914
Chubu Electric Power Co., Inc.	3,700	51,975
Chugai Pharmaceutical Co. Ltd.	7,200	471,548
Chugoku Electric Power Co., Inc. (The)	5,800	73,142
CyberAgent, Inc.	1,500	54,663
Daicel Corp.	5,700	50,798
Daiichi Sankyo Co. Ltd.	10,300	540,190
Daikin Industries Ltd.	900	117,845
Daito Trust Construction Co. Ltd.	700	89,272
Daiwa House Industry Co. Ltd.	2,900	84,740

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]74

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 16.4% (continued)
Eisai Co. Ltd.	3,800	$215,370
FamilyMart UNY Holdings Co. Ltd.	7,100	169,509
Fast Retailing Co. Ltd.	1,100	665,829
Fuji Electric Co. Ltd.	1,200	41,588
FUJIFILM Holdings Corp.	2,000	101,540
Fujitsu Ltd.	600	41,932
Hikari Tsushin, Inc.	500	109,233
Hisamitsu Pharmaceutical Co., Inc.	1,000	39,631
Hoya Corp.	6,900	530,294
Iida Group Holdings Co. Ltd.	2,400	38,856
ITOCHU Corp.	11,400	218,390
Japan Airlines Co. Ltd.	2,300	73,406
Japan Prime Realty Investment Corp., REIT	28	121,352
Japan Real Estate Investment Corp., REIT	41	249,559
Japan Retail Fund Investment Corp., REIT	46	93,040
Kakaku.com, Inc.	3,100	59,955
Kaneka Corp.	1,400	52,784
Kansai Electric Power Co., Inc. (The)	15,800	181,121
Kao Corp.	7,100	541,762
Keihan Holdings Co. Ltd.	2,600	113,438
Keio Corp.	1,000	65,903
Keisei Electric Railway Co. Ltd.	2,700	98,482
Keyence Corp.	100	61,672
Kikkoman Corp.	4,200	183,146
Kirin Holdings Co. Ltd.	10,500	226,721
Kobayashi Pharmaceutical Co. Ltd.	800	57,396
Konami Holdings Corp.	2,600	122,301
Kose Corp.	700	118,147
Kyocera Corp.	900	58,971
Kyowa Kirin Co. Ltd.	2,300	41,500
Lion Corp.	4,900	91,411
M3, Inc.	2,800	51,382
Marubeni Corp.	4,800	31,861
Marui Group Co. Ltd.	7,000	142,752
McDonald’s Holdings Co. Japan Ltd. (a)	3,000	132,359
MEIJI Holdings Co. Ltd.	1,100	78,651
Mitsubishi Corp.	19,100	504,725
Mitsui & Co. Ltd.	5,500	89,776
MonotaRO Co. Ltd.	2,400	58,791
Murata Manufacturing Co. Ltd.	3,800	171,079
Nexon Co. Ltd. *	3,700	54,056
Nippon Building Fund, Inc., REIT	52	356,178
Nippon Electric Glass Co. Ltd.	1,600	40,666
Nippon Express Co. Ltd.	1,000	53,300
Nippon Paint Holdings Co. Ltd.	1,800	70,075
Nippon Telegraph & Telephone Corp.	1,900	88,520
Nissan Chemical Corp.	1,200	54,214
Nisshin Seifun Group, Inc.	5,000	114,194
Nissin Foods Holdings Co. Ltd.	900	58,052
Nitori Holdings Co. Ltd.	1,900	252,134
Nomura Real Estate Master Fund, Inc., REIT	36	55,364
Nomura Research Institute Ltd.	8,250	132,670
NTT Data Corp.	12,500	166,901
NTT DOCOMO, Inc.	17,100	398,976
Obayashi Corp.	5,200	51,369
Obic Co. Ltd.	2,600	295,478
Ono Pharmaceutical Co. Ltd.	2,900	52,141
Oracle Corp. Japan	1,300	95,181
Oriental Land Co. Ltd.	5,700	707,132
Otsuka Corp.	1,000	40,327

INVESTMENTS	SHARES	VALUE ($)
Japan - 16.4% (continued)
Otsuka Holdings Co. Ltd.	3,700	$120,904
Pan Pacific International Holdings Corp.	1,300	82,653
Park24 Co. Ltd.	2,900	67,708
Recruit Holdings Co. Ltd.	18,800	629,461
Ryohin Keikaku Co. Ltd.	400	72,474
Santen Pharmaceutical Co. Ltd.	3,800	63,176
Secom Co. Ltd.	900	77,553
Seven & i Holdings Co. Ltd.	900	30,493
SG Holdings Co. Ltd.	2,300	65,399
Shimadzu Corp.	4,600	113,243
Shimano, Inc.	1,100	163,911
Shimizu Corp.	6,600	54,953
Shionogi & Co. Ltd.	4,300	248,466
Shiseido Co. Ltd.	6,700	506,766
SoftBank Group Corp.	12,200	587,618
Sohgo Security Services Co. Ltd.	2,000	92,444
Sony Corp.	2,800	147,140
Sony Financial Holdings, Inc.	2,900	69,789
Stanley Electric Co. Ltd.	1,500	36,986
Sumitomo Dainippon Pharma Co. Ltd.	6,100	116,130
Sumitomo Heavy Industries Ltd.	1,000	34,548
Sumitomo Realty & Development Co. Ltd.	3,000	107,324
Suzuken Co. Ltd.	1,100	64,640
Suzuki Motor Corp.	2,500	117,615
Taisei Corp.	2,500	91,066
Taisho Pharmaceutical Holdings Co. Ltd.	1,200	92,431
TDK Corp.	600	46,736
Terumo Corp.	12,200	364,456
Toho Gas Co. Ltd.	2,200	81,119
Tokio Marine Holdings, Inc.	6,100	306,070
Tokyo Electric Power Co. Holdings, Inc. *	24,300	126,920
Trend Micro, Inc.	3,300	147,457
Unicharm Corp.	4,300	129,639
United Urban Investment Corp., REIT	49	82,131
USS Co. Ltd.	4,900	96,800
West Japan Railway Co.	1,000	80,935
Yakult Honsha Co. Ltd.	2,600	153,449
Yamaha Corp.	6,000	285,584
Yamato Holdings Co. Ltd.	4,900	99,879
Yokogawa Electric Corp.	2,900	57,080

		18,634,412

Macau - 0.1%
Sands China Ltd.	12,800	61,147
SJM Holdings Ltd.	47,000	53,445

		114,592

Netherlands - 5.3%
Akzo Nobel NV (a)	2,058	193,391
ASML Holding NV	2,627	546,652
Koninklijke Ahold Delhaize NV	20,261	454,853
Koninklijke DSM NV	2,023	249,607
Koninklijke Philips NV	15,379	668,617
Koninklijke Vopak NV (a)	1,704	78,470
NN Group NV	3,452	138,767
Royal Dutch Shell plc, Class A	67,080	2,189,329
Royal Dutch Shell plc, Class B	22,851	748,752
Wolters Kluwer NV	10,278	747,738

		6,016,176

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]75

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Norway - 0.5%
Aker BP ASA	1,521	$43,867
Equinor ASA	7,487	148,522
Mowi ASA	10,990	257,155
Telenor ASA	4,865	103,363

		552,907

Portugal - 0.2%
Galp Energia SGPS SA	11,962	183,967

Singapore - 0.8%
Ascendas REIT	24,300	56,072
CapitaLand Commercial Trust, REIT	39,000	62,583
CapitaLand Mall Trust, REIT	17,500	34,033
DBS Group Holdings Ltd.	28,000	537,882
Singapore Telecommunications Ltd.	32,600	84,379
United Overseas Bank Ltd.	6,800	131,459
UOL Group Ltd.	9,700	54,185

		960,593

South Africa - 0.7%
Anglo American plc	27,870	796,202

Spain - 2.6%
Aena SME SA (c)	481	95,336
Amadeus IT Group SA	8,587	680,481
Endesa SA	11,772	302,783
Ferrovial SA	7,001	179,216
Grifols SA	3,042	90,023
Iberdrola SA	98,449	980,175
Naturgy Energy Group SA	13,664	376,564
Red Electrica Corp. SA	12,644	263,351

		2,967,929

Sweden - 1.7%
Assa Abloy AB, Class B	10,741	242,346
Essity AB, Class B	1,091	33,563
Hennes & Mauritz AB, Class B	3,226	57,314
Hexagon AB, Class B	4,438	246,769
ICA Gruppen AB (a)	1,355	58,265
Lundin Petroleum AB	7,172	223,456
Sandvik AB	11,786	216,580
Swedish Match AB	7,375	311,802
Tele2 AB, Class B	7,236	105,683
Telefonaktiebolaget LM Ericsson, Class B	42,349	401,966
Telia Co. AB	23,494	104,156

		2,001,900

Switzerland - 13.0%
Alcon, Inc. *	6,118	377,784
Baloise Holding AG (Registered)	623	110,338
Barry Callebaut AG (Registered)	80	160,564
Chocoladefabriken Lindt & Spruengli AG	18	131,037
Cie Financiere Richemont SA (Registered)	3,416	290,280
Coca-Cola HBC AG *	2,201	83,143
EMS-Chemie Holding AG (Registered)	421	273,292
Geberit AG (Registered)	528	246,801
Givaudan SA (Registered)	140	395,434
Kuehne + Nagel International AG (Registered)	329	48,869
Lonza Group AG (Registered) *	1,695	572,220
Nestle SA (Registered)	39,968	4,137,576

INVESTMENTS	SHARES	VALUE ($)
Switzerland - 13.0% (continued)
Novartis AG (Registered)	30,590	$2,792,615
Partners Group Holding AG	1,085	853,265
Roche Holding AG	9,722	2,733,708
Schindler Holding AG	229	51,044
SGS SA (Registered)	15	38,233
Sika AG (Registered)	2,399	409,852
Sonova Holding AG (Registered)	898	204,384
STMicroelectronics NV	10,182	180,589
Straumann Holding AG (Registered)	464	410,027
Swisscom AG (Registered)	108	54,247
Vifor Pharma AG	561	81,086
Zurich Insurance Group AG	492	171,191

		14,807,579

United Kingdom - 10.6%
3i Group plc	5,219	73,838
Admiral Group plc	1,746	48,960
Amcor plc	22,087	251,317
Ashtead Group plc	4,765	136,524
Associated British Foods plc	1,417	44,360
AstraZeneca plc	13,590	1,111,005
Auto Trader Group plc (c)	29,518	205,586
BAE Systems plc	37,113	233,251
Barratt Developments plc	7,602	55,320
BP plc	188,276	1,311,674
British American Tobacco plc	18,876	659,073
Bunzl plc	6,811	179,715
CNH Industrial NV	5,768	59,256
Compass Group plc	27,316	654,813
Diageo plc	1,887	81,217
Direct Line Insurance Group plc	42,210	177,927
Experian plc	5,258	159,263
GlaxoSmithKline plc	17,591	352,609
HSBC Holdings plc	119,863	1,000,408
Intertek Group plc	3,758	262,722
Legal & General Group plc	45,149	154,681
Persimmon plc	12,600	320,103
Prudential plc	20,491	447,339
Reckitt Benckiser Group plc	5,607	442,699
Sage Group plc (The)	32,325	329,670
Smith & Nephew plc	3,009	65,339
Taylor Wimpey plc	76,759	154,029
Unilever NV, CVA	46,325	2,814,622
Vodafone Group plc	172,430	282,624
Whitbread plc	1,309	77,019

		12,146,963

United States - 0.3%
Bausch Health Cos., Inc. (1)*	9,108	229,795
QIAGEN NV *	2,407	97,945

		327,740

TOTAL COMMON STOCKS (Cost $92,813,424)		108,346,481

SHORT-TERM INVESTMENTS - 4.4%

INVESTMENT COMPANIES - 4.4%
Limited Purpose Cash Investment Fund, 2.36% (1)(d)
(Cost $5,086,675)	5,087,079	5,088,097

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]76

Schedule of Investments	June 30, 2019 (Unaudited)

AQR TM INTERNATIONAL MOMENTUM STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
SECURITIES LENDING COLLATERAL - 0.6%

Investment Companies - 0.6%
Investments in a Pooled Account through Securities Lending Program with Citibank NA
BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.26% (1)(d)(e)	125,129	$125,129
Limited Purpose Cash Investment Fund 2.36% (1)(d)(e)	607,339	607,460

TOTAL SECURITIES LENDING COLLATERAL
(Cost $732,468)		732,589

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.7%
(Cost $98,632,567)		114,167,167

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3% (f)		396,446

NET ASSETS - 100.0%		$114,563,613

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$5,183,347	4.5%
Consumer Discretionary	10,095,572	8.8
Consumer Staples	15,346,963	13.4
Energy	7,901,673	6.9
Financials	14,162,525	12.4
Health Care	17,148,342	15.0
Industrials	12,205,373	10.7
Information Technology	8,084,236	7.1
Materials	5,924,202	5.2
Real Estate	4,839,668	4.2
Utilities	7,454,580	6.5
Short-Term Investments	5,088,097	4.4
Securities Lending Collateral	732,589	0.6

Total Investments In Securities At Value	114,167,167	99.7
Other Assets in Excess of Liabilities (f)	396,446	0.3

Net Assets	$114,563,613	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $1,556,729.
(b)	Represents less than 0.05% of net assets.
(c)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2019 amounted to $1,322,107, which represents approximately 1.15% of net assets of the fund.

(d)	Represents 7-day effective yield as of June 30, 2019.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $895,566 was received.
(f)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security.

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

REIT - Real Estate Investment Trust

Futures contracts outstanding as of June 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	49	9/2019	USD	$4,712,085	$130,284

					$130,284

USD - United States Dollar

See notes to Schedule of Investments.

[777467.PARTF]77

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 96.7%

Aerospace & Defense - 1.5%
Boeing Co. (The)	50,693	$18,452,759
Curtiss-Wright Corp.	19,992	2,541,583
General Dynamics Corp.	15,365	2,793,664
Harris Corp.	6,782	1,282,680
Hexcel Corp.	15,872	1,283,727
Huntington Ingalls Industries, Inc.	5,644	1,268,433
Lockheed Martin Corp.	20,121	7,314,788
Northrop Grumman Corp.	17,631	5,696,753
Raytheon Co.	78,893	13,717,915
Teledyne Technologies, Inc. *	18,754	5,136,158
United Technologies Corp.	33,592	4,373,678

		63,862,138

Air Freight & Logistics - 0.3%
CH Robinson Worldwide, Inc.	89,699	7,566,110
Expeditors International of Washington, Inc.	71,959	5,458,810

		13,024,920

Airlines - 0.3%
Southwest Airlines Co.	258,809	13,142,321

Banks - 3.0%
Bank of Hawaii Corp.	23,703	1,965,216
BB&T Corp.	52,967	2,602,269
Commerce Bancshares, Inc.	45,185	2,695,737
Cullen/Frost Bankers, Inc.	32,307	3,025,874
East West Bancorp, Inc.	111,885	5,232,861
First Citizens BancShares, Inc., Class A	4,244	1,910,946
First Hawaiian, Inc.	94,612	2,447,612
JPMorgan Chase & Co.	205,776	23,005,757
M&T Bank Corp.	80,894	13,757,643
People’s United Financial, Inc.	45,420	762,148
PNC Financial Services Group, Inc. (The)	119,876	16,456,577
Popular, Inc.	60,655	3,289,927
Prosperity Bancshares, Inc.	29,817	1,969,413
SVB Financial Group *	30,938	6,948,365
TCF Financial Corp.	86,054	1,789,063
US Bancorp	621,018	32,541,343
Wells Fargo & Co.	213,103	10,084,034

		130,484,785

Beverages - 3.5%
Brown-Forman Corp., Class B	111,860	6,200,400
Coca-Cola Co. (The)	1,163,945	59,268,079
Constellation Brands, Inc., Class A	18,000	3,544,920
Monster Beverage Corp. *	314,672	20,085,514
PepsiCo, Inc.	477,531	62,618,640

		151,717,553

Biotechnology - 0.5%
AbbVie, Inc.	20,922	1,521,448
Alexion Pharmaceuticals, Inc. *	43,227	5,661,872
Amgen, Inc.	41,330	7,616,292
Biogen, Inc. *	20,993	4,909,633
Seattle Genetics, Inc. *	19,065	1,319,489
Vertex Pharmaceuticals, Inc. *	11,076	2,031,117

		23,059,851

INVESTMENTS	SHARES	VALUE ($)
Capital Markets - 3.5%
Ameriprise Financial, Inc.	70,785	$10,275,151
BlackRock, Inc.	22,453	10,537,193
Cboe Global Markets, Inc.	49,690	5,149,375
CME Group, Inc.	180,957	35,125,563
FactSet Research Systems, Inc.	20,618	5,908,294
Intercontinental Exchange, Inc.	287,999	24,750,634
MarketAxess Holdings, Inc.	30,398	9,770,525
Morningstar, Inc.	3,789	548,041
MSCI, Inc.	23,764	5,674,605
Nasdaq, Inc.	20,719	1,992,546
Northern Trust Corp.	19,826	1,784,340
S&P Global, Inc.	104,478	23,799,044
SEI Investments Co.	71,226	3,995,779
T. Rowe Price Group, Inc.	117,647	12,907,052

		152,218,142

Chemicals - 3.3%
Air Products & Chemicals, Inc.	114,815	25,990,672
Celanese Corp.	5,974	643,997
Ecolab, Inc.	174,892	34,530,676
Linde plc (United Kingdom)	154,233	30,969,986
LyondellBasell Industries NV, Class A	114,335	9,847,674
NewMarket Corp.	4,069	1,631,425
PPG Industries, Inc.	121,179	14,142,801
Sherwin-Williams Co. (The)	56,210	25,760,481

		143,517,712

Commercial Services & Supplies - 1.1%
Cintas Corp.	44,118	10,468,760
Copart, Inc. *	38,099	2,847,519
Republic Services, Inc.	126,121	10,927,124
Rollins, Inc.	122,701	4,401,285
Waste Management, Inc.	169,149	19,514,720

		48,159,408

Communications Equipment - 1.0%
Cisco Systems, Inc.	670,869	36,716,661
F5 Networks, Inc. *	54,899	7,994,941
Ubiquiti Networks, Inc. (a)	5,328	700,632

		45,412,234

Consumer Finance - 1.6%
American Express Co.	344,237	42,492,615
Capital One Financial Corp.	19,510	1,770,337
Credit Acceptance Corp. *	15,261	7,383,730
Discover Financial Services	196,737	15,264,824
Synchrony Financial	54,263	1,881,298

		68,792,804

Containers & Packaging - 0.1%
AptarGroup, Inc.	20,164	2,507,192
Avery Dennison Corp.	15,124	1,749,544

		4,256,736

Distributors - 0.1%
Pool Corp.	21,125	4,034,875

Diversified Consumer Services - 0.3%
Bright Horizons Family Solutions, Inc. *	18,637	2,811,764
H&R Block, Inc.	271,556	7,956,591

		10,768,355

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]78

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Diversified Financial Services - 0.1%
Voya Financial, Inc.	35,946	$1,987,814

Diversified Telecommunication Services - 0.7%
AT&T, Inc.	61,326	2,055,034
Verizon Communications, Inc.	486,561	27,797,230

		29,852,264

Electric Utilities - 6.0%
Alliant Energy Corp.	134,337	6,593,260
American Electric Power Co., Inc.	260,774	22,950,720
Avangrid, Inc.	36,658	1,851,229
Duke Energy Corp.	381,633	33,675,296
Edison International	75,868	5,114,262
Entergy Corp.	128,616	13,238,445
Evergy, Inc.	183,274	11,023,931
Eversource Energy	174,252	13,201,331
Exelon Corp.	541,618	25,965,167
FirstEnergy Corp.	35,730	1,529,601
Hawaiian Electric Industries, Inc.	36,982	1,610,566
NextEra Energy, Inc.	223,438	45,773,509
OGE Energy Corp.	161,643	6,879,526
Pinnacle West Capital Corp.	146,601	13,793,688
PPL Corp.	513,675	15,929,062
Southern Co. (The)	473,072	26,151,420
Xcel Energy, Inc.	318,018	18,918,891

		264,199,904

Electrical Equipment - 0.4%
Emerson Electric Co.	124,580	8,311,977
Hubbell, Inc.	9,562	1,246,885
Rockwell Automation, Inc.	59,943	9,820,462

		19,379,324

Electronic Equipment, Instruments & Components - 0.5%
Amphenol Corp., Class A	72,890	6,993,066
Cognex Corp.	152,203	7,302,700
Dolby Laboratories, Inc., Class A	26,488	1,711,125
FLIR Systems, Inc.	42,716	2,310,936
Keysight Technologies, Inc. *	9,092	816,552
Littelfuse, Inc.	10,291	1,820,581
National Instruments Corp.	44,104	1,851,927

		22,806,887

Entertainment - 0.4%
Live Nation Entertainment, Inc. *	15,388	1,019,455
Madison Square Garden Co. (The), Class A *	11,138	3,117,972
Netflix, Inc. *	9,355	3,436,278
Walt Disney Co. (The)	72,775	10,162,301

		17,736,006

Food & Staples Retailing - 3.0%
Casey’s General Stores, Inc.	48,111	7,504,835
Costco Wholesale Corp.	185,464	49,010,717
Sprouts Farmers Market, Inc. *	110,792	2,092,861
Sysco Corp.	264,417	18,699,570
Walmart, Inc.	489,668	54,103,417

		131,411,400

Food Products - 3.2%
Archer-Daniels-Midland Co.	25,226	1,029,221
Campbell Soup Co.	196,117	7,858,408

INVESTMENTS	SHARES	VALUE ($)
Food Products - 3.2% (continued)
Flowers Foods, Inc.	79,175	$1,842,402
General Mills, Inc.	163,312	8,577,146
Hershey Co. (The)	126,199	16,914,452
Hormel Foods Corp.	286,007	11,594,724
Ingredion, Inc.	86,917	7,169,783
JM Smucker Co. (The)	91,413	10,529,863
Kellogg Co.	99,241	5,316,340
Lamb Weston Holdings, Inc.	200,108	12,678,843
McCormick & Co., Inc. (Non-Voting)	101,666	15,759,247
Mondelez International, Inc., Class A	672,635	36,255,027
Pilgrim’s Pride Corp. *	100,675	2,556,138
Post Holdings, Inc. *	17,880	1,858,984

		139,940,578

Gas Utilities - 0.3%
Atmos Energy Corp.	78,306	8,265,981
UGI Corp.	126,607	6,762,080

		15,028,061

Health Care Equipment & Supplies - 4.9%
Abbott Laboratories	163,950	13,788,195
ABIOMED, Inc. *	23,266	6,060,560
Align Technology, Inc. *	78,261	21,420,036
Baxter International, Inc.	19,782	1,620,146
Becton Dickinson and Co.	37,706	9,502,289
Cooper Cos., Inc. (The)	33,784	11,381,492
Danaher Corp.	181,447	25,932,405
Edwards Lifesciences Corp. *	127,869	23,622,519
ICU Medical, Inc. *	10,445	2,631,200
IDEXX Laboratories, Inc. *	22,642	6,234,022
Intuitive Surgical, Inc. *	79,607	41,757,852
Masimo Corp. *	48,513	7,219,704
Medtronic plc	112,448	10,951,311
ResMed, Inc.	68,888	8,406,402
Stryker Corp.	70,579	14,509,631
Varian Medical Systems, Inc. *	46,830	6,374,968
West Pharmaceutical Services, Inc.	34,960	4,375,244

		215,787,976

Health Care Providers & Services - 1.1%
Chemed Corp.	10,766	3,884,803
Encompass Health Corp.	10,920	691,891
Henry Schein, Inc. *	240,118	16,784,248
Premier, Inc., Class A *	8,464	331,027
UnitedHealth Group, Inc.	116,052	28,317,849

		50,009,818

Health Care Technology - 0.0% (b)
Veeva Systems, Inc., Class A *	9,782	1,585,760

Hotels, Restaurants & Leisure - 4.2%
Chipotle Mexican Grill, Inc. *	20,606	15,101,725
Choice Hotels International, Inc.	18,775	1,633,613
Darden Restaurants, Inc.	152,833	18,604,361
Domino’s Pizza, Inc.	7,702	2,143,313
Dunkin’ Brands Group, Inc.	65,939	5,252,701
Las Vegas Sands Corp.	59,338	3,506,282
McDonald’s Corp.	290,411	60,306,748
Starbucks Corp.	729,558	61,158,847
Yum! Brands, Inc.	152,915	16,923,103

		184,630,693

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]79

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Household Durables - 0.2%
Garmin Ltd.	87,608	$6,991,118

Household Products - 2.8%
Church & Dwight Co., Inc.	132,027	9,645,893
Clorox Co. (The)	112,812	17,272,645
Colgate-Palmolive Co.	355,709	25,493,664
Kimberly-Clark Corp.	82,880	11,046,246
Procter & Gamble Co. (The)	548,187	60,108,705

		123,567,153

Independent Power and Renewable Electricity Producers - 0.3%
Vistra Energy Corp.	494,057	11,185,451

Industrial Conglomerates - 1.7%
3M Co.	151,455	26,253,210
Honeywell International, Inc.	239,160	41,754,945
Roper Technologies, Inc.	17,209	6,302,968

		74,311,123

Insurance - 6.5%
Aflac, Inc.	328,132	17,984,915
Alleghany Corp. *	9,507	6,475,313
Allstate Corp. (The)	209,009	21,254,125
American Financial Group, Inc.	33,010	3,382,535
Aon plc	127,922	24,686,388
Arch Capital Group Ltd. *	108,156	4,010,424
Arthur J Gallagher & Co.	96,160	8,422,654
Assurant, Inc.	58,831	6,258,442
Assured Guaranty Ltd.	67,378	2,835,266
Athene Holding Ltd., Class A *	66,059	2,844,501
Axis Capital Holdings Ltd.	81,809	4,879,907
Brown & Brown, Inc.	75,396	2,525,766
Chubb Ltd.	154,945	22,821,849
Cincinnati Financial Corp.	58,110	6,024,264
CNA Financial Corp.	21,170	996,472
Erie Indemnity Co., Class A	16,533	4,204,011
Everest Re Group Ltd.	33,439	8,265,452
Fidelity National Financial, Inc.	165,719	6,678,476
First American Financial Corp.	54,220	2,911,614
Hanover Insurance Group, Inc. (The)	20,681	2,653,372
Hartford Financial Services Group, Inc. (The)	96,899	5,399,212
Lincoln National Corp.	122,148	7,872,439
Loews Corp.	14,873	813,107
Markel Corp. *	5,982	6,517,987
Marsh & McLennan Cos., Inc.	189,504	18,903,024
Mercury General Corp.	24,870	1,554,375
Old Republic International Corp.	126,961	2,841,387
Progressive Corp. (The)	284,952	22,776,213
Prudential Financial, Inc.	5,729	578,629
Reinsurance Group of America, Inc.	30,379	4,740,035
RenaissanceRe Holdings Ltd.	34,031	6,057,858
Torchmark Corp.	37,452	3,350,456
Travelers Cos., Inc. (The)	180,756	27,026,637
White Mountains Insurance Group Ltd.	1,062	1,084,791
Willis Towers Watson plc	56,416	10,805,921
WR Berkley Corp.	62,445	4,116,999

		284,554,816

Interactive Media & Services - 2.0%
Alphabet, Inc., Class A *	57,107	61,835,460
Facebook, Inc., Class A *	123,625	23,859,625
TripAdvisor, Inc. *	31,219	1,445,127

		87,140,212

INVESTMENTS	SHARES	VALUE ($)
Internet & Direct Marketing Retail - 1.5%
Amazon.com, Inc. *	20,470	$38,762,606
Booking Holdings, Inc. *	14,634	27,434,506

		66,197,112

IT Services - 7.4%
Accenture plc, Class A	219,184	40,498,628
Akamai Technologies, Inc. *	171,868	13,773,501
Amdocs Ltd.	67,589	4,196,601
Automatic Data Processing, Inc.	173,242	28,642,100
Broadridge Financial Solutions, Inc.	36,384	4,645,509
Cognizant Technology Solutions Corp., Class A	162,010	10,269,814
EPAM Systems, Inc. *	42,288	7,320,053
Euronet Worldwide, Inc. *	31,972	5,378,969
Fiserv, Inc. *	54,002	4,922,822
Gartner, Inc. *	8,089	1,301,844
Genpact Ltd.	97,293	3,705,890
Global Payments, Inc.	13,837	2,215,719
International Business Machines Corp.	60,464	8,337,986
Jack Henry & Associates, Inc.	42,360	5,672,851
Mastercard, Inc., Class A	239,652	63,395,144
Paychex, Inc.	182,425	15,011,753
PayPal Holdings, Inc. *	232,443	26,605,426
VeriSign, Inc. *	64,122	13,411,757
Visa, Inc., Class A	367,043	63,700,313

		323,006,680

Leisure Products - 0.0% (b)
Hasbro, Inc.	15,640	1,652,835

Life Sciences Tools & Services - 2.2%
Agilent Technologies, Inc.	138,944	10,374,948
Bio-Techne Corp.	15,181	3,165,087
Charles River Laboratories International, Inc. *	15,818	2,244,574
Illumina, Inc. *	70,976	26,129,814
Mettler-Toledo International, Inc. *	13,938	11,707,920
PerkinElmer, Inc.	39,550	3,810,247
QIAGEN NV *	46,281	1,876,695
Thermo Fisher Scientific, Inc.	97,578	28,656,707
Waters Corp. *	28,158	6,060,728

		94,026,720

Machinery - 1.1%
Cummins, Inc.	9,380	1,607,169
Donaldson Co., Inc.	12,926	657,416
Dover Corp.	41,412	4,149,483
Fortive Corp.	42,185	3,438,921
IDEX Corp.	29,273	5,039,054
Illinois Tool Works, Inc.	158,990	23,977,282
Lincoln Electric Holdings, Inc.	27,050	2,226,756
Parker-Hannifin Corp.	22,171	3,769,292
Toro Co. (The)	17,614	1,178,377
Xylem, Inc.	5,288	442,288

		46,486,038

Media - 0.5%
Cable One, Inc.	6,235	7,301,123
John Wiley & Sons, Inc., Class A	18,072	828,782
Omnicom Group, Inc.	154,641	12,672,830

		20,802,735

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]80

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Metals & Mining - 0.6%
Newmont Goldcorp Corp.	627,484	$24,139,310
Royal Gold, Inc.	38,457	3,941,458

		28,080,768

Multiline Retail - 0.2%
Dollar General Corp.	36,221	4,895,630
Target Corp.	37,857	3,278,795

		8,174,425

Multi-Utilities - 4.8%
Ameren Corp.	201,842	15,160,353
CenterPoint Energy, Inc.	529,177	15,150,338
CMS Energy Corp.	224,295	12,988,923
Consolidated Edison, Inc.	281,969	24,723,042
Dominion Energy, Inc.	542,288	41,929,708
DTE Energy Co.	135,871	17,375,183
MDU Resources Group, Inc.	109,166	2,816,483
NiSource, Inc.	269,522	7,762,234
Public Service Enterprise Group, Inc.	279,576	16,444,660
Sempra Energy	256,367	35,235,080
WEC Energy Group, Inc.	254,137	21,187,402

		210,773,406

Oil, Gas & Consumable Fuels - 1.0%
Chevron Corp.	34,802	4,330,761
ConocoPhillips	17,570	1,071,770
EOG Resources, Inc.	33,551	3,125,611
Exxon Mobil Corp.	159,791	12,244,785
ONEOK, Inc.	294,816	20,286,289
Valero Energy Corp.	14,002	1,198,711

		42,257,927

Personal Products - 0.6%
Estee Lauder Cos., Inc. (The), Class A	138,089	25,285,477
Nu Skin Enterprises, Inc., Class A	18,217	898,462

		26,183,939

Pharmaceuticals - 4.0%
Bristol-Myers Squibb Co.	37,446	1,698,176
Eli Lilly & Co.	346,213	38,356,938
Jazz Pharmaceuticals plc *	8,421	1,200,498
Johnson & Johnson	427,637	59,561,281
Merck & Co., Inc.	322,415	27,034,498
Pfizer, Inc.	548,616	23,766,045
Zoetis, Inc.	208,410	23,652,451

		175,269,887

Professional Services - 0.7%
CoStar Group, Inc. *	22,785	12,624,257
Equifax, Inc.	9,609	1,299,521
Robert Half International, Inc.	112,127	6,392,361
Verisk Analytics, Inc.	75,313	11,030,342

		31,346,481

Road & Rail - 0.4%
Landstar System, Inc.	41,886	4,523,269
Old Dominion Freight Line, Inc.	35,782	5,340,821
Union Pacific Corp.	36,731	6,211,580

		16,075,670

INVESTMENTS	SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment - 1.8%
Analog Devices, Inc.	25,044	$2,826,716
Broadcom, Inc.	23,760	6,839,554
Intel Corp.	269,110	12,882,296
KLA-Tencor Corp.	8,121	959,902
Lam Research Corp.	19,572	3,676,404
Maxim Integrated Products, Inc.	43,630	2,609,947
Monolithic Power Systems, Inc.	9,148	1,242,115
NVIDIA Corp.	7,107	1,167,183
Skyworks Solutions, Inc.	17,074	1,319,308
Texas Instruments, Inc.	324,575	37,248,227
Xilinx, Inc.	74,195	8,749,074

		79,520,726

Software - 4.8%
Adobe, Inc. *	88,961	26,212,359
ANSYS, Inc. *	46,957	9,617,733
Aspen Technology, Inc. *	11,762	1,461,781
Cadence Design Systems, Inc. *	167,769	11,879,723
Fair Isaac Corp. *	9,488	2,979,422
Fortinet, Inc. *	204,050	15,677,162
Intuit, Inc.	224,689	58,717,976
Manhattan Associates, Inc. *	33,515	2,323,595
Microsoft Corp.	456,536	61,157,563
Oracle Corp.	61,492	3,503,199
Pegasystems, Inc.	8,333	593,393
salesforce.com, Inc. *	19,828	3,008,502
Synopsys, Inc. *	9,270	1,192,956
VMware, Inc., Class A	59,269	9,910,369

		208,235,733

Specialty Retail - 3.7%
AutoZone, Inc. *	1,318	1,449,101
Foot Locker, Inc.	73,931	3,099,188
Home Depot, Inc. (The)	212,466	44,186,554
Lowe’s Cos., Inc.	211,466	21,339,034
O’Reilly Automotive, Inc. *	26,530	9,798,060
Ross Stores, Inc.	249,469	24,727,367
TJX Cos., Inc. (The)	365,341	19,319,232
Tractor Supply Co.	76,328	8,304,486
Ulta Beauty, Inc. *	61,302	21,265,051
Urban Outfitters, Inc. *	94,021	2,138,978
Williams-Sonoma, Inc.	86,236	5,605,340

		161,232,391

Technology Hardware, Storage & Peripherals - 0.4%
Apple, Inc.	89,420	17,698,006

Textiles, Apparel & Luxury Goods - 1.0%
Kontoor Brands, Inc. *(a)	6,490	181,850
Lululemon Athletica, Inc. *	90,544	16,316,934
NIKE, Inc., Class B	285,745	23,988,293
VF Corp.	45,432	3,968,485

		44,455,562

Thrifts & Mortgage Finance - 0.0% (b)
TFS Financial Corp.	15,117	273,164

Tobacco - 0.4%
Altria Group, Inc.	161,488	7,646,457
Philip Morris International, Inc.	109,509	8,599,742

		16,246,199

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]81

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Trading Companies & Distributors - 0.1%
Fastenal Co.	48,978	$1,596,193
WW Grainger, Inc.	17,520	4,699,390

		6,295,583

Transportation Infrastructure - 0.1%
Macquarie Infrastructure Corp.	76,292	3,092,878

Water Utilities - 0.4%
American Water Works Co., Inc.	115,108	13,352,528
Aqua America, Inc.	116,730	4,829,120

		18,181,648

Wireless Telecommunication Services - 0.6%
T-Mobile US, Inc. *	345,326	25,602,470

TOTAL COMMON STOCKS (Cost $3,572,009,163)		4,225,727,175

SHORT-TERM INVESTMENTS - 3.1%

INVESTMENT COMPANIES - 3.1%
Limited Purpose Cash Investment Fund, 2.36% (c)
(Cost $135,357,365)	135,377,261	135,404,336

SECURITIES LENDING COLLATERAL - 0.0% (b)

Investment Companies - 0.0% (b)
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.26% (c)(d)	136,531	136,531
Limited Purpose Cash Investment Fund 2.36% (c)(d)	662,682	662,815

TOTAL SECURITIES LENDING COLLATERAL (Cost $799,213)		799,346

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.8% (Cost $3,708,165,741)		4,361,930,857

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.2% (e)		8,668,273

NET ASSETS - 100.0%		$4,370,599,130

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$181,133,687	4.1%
Consumer Discretionary	488,137,367	11.2
Consumer Staples	589,066,822	13.5
Energy	42,257,927	1.0
Financials	638,311,525	14.6
Health Care	559,740,013	12.8
Industrials	335,175,882	7.7
Information Technology	696,680,267	15.9
Materials	175,855,215	4.0
Utilities	519,368,470	11.9
Short-Term Investments	135,404,336	3.1
Securities Lending Collateral	799,346	0.0 (b)

Total Investments In Securities At Value	4,361,930,857	99.8
Other Assets in Excess of Liabilities (e)	8,668,273	0.2

Net Assets	$4,370,599,130	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $782,396.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of June 30, 2019.
(d)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 1 with respect to ASC 820.

Futures contracts outstanding as of June 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
S&P 500 E-Mini Index	592	9/2019	USD	$87,148,320	$(384,395)

					$(384,395)

USD - United States Dollar

See notes to Schedule of Investments.

[777467.PARTF]82

Schedule of Investments	June 30, 2019 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 96.8%

Australia - 8.6%
AGL Energy Ltd.	155,937	$2,193,015
Aristocrat Leisure Ltd.	13,769	297,633
AusNet Services	94,515	124,558
Australia & New Zealand Banking Group Ltd.	34,236	679,562
BHP Group plc	11,661	298,223
BlueScope Steel Ltd.	23,605	200,712
Caltex Australia Ltd.	59,409	1,034,144
CIMIC Group Ltd.	21,338	670,983
Coca-Cola Amatil Ltd.	71,312	511,950
Cochlear Ltd.	10,974	1,597,769
Coles Group Ltd. *	54,368	510,469
Commonwealth Bank of Australia	5,788	336,795
Crown Resorts Ltd.	47,782	417,636
CSL Ltd.	2,916	441,552
Flight Centre Travel Group Ltd.	11,343	330,885
Fortescue Metals Group Ltd.	100,279	637,733
Insurance Australia Group Ltd.	13,086	75,977
National Australia Bank Ltd.	7,397	138,946
Newcrest Mining Ltd.	45,488	1,021,944
REA Group Ltd. (a)	4,942	333,847
Rio Tinto plc	3,538	218,978
Sonic Healthcare Ltd.	30,852	587,853
South32 Ltd.	231,922	519,886
Telstra Corp. Ltd.	1,140,159	3,083,109
Washington H Soul Pattinson & Co. Ltd.	19,577	302,724
Wesfarmers Ltd.	50,652	1,287,584
Westpac Banking Corp.	22,429	447,016
Woolworths Group Ltd.	110,904	2,589,741

		20,891,224

Belgium - 1.9%
Ageas	4,538	236,159
Anheuser-Busch InBev SA/NV	6,465	572,090
Colruyt SA	36,838	2,138,591
Groupe Bruxelles Lambert SA	618	60,719
KBC Group NV	5,168	339,152
Proximus SADP	31,236	923,173
Solvay SA	616	63,972
UCB SA	3,079	255,525
Umicore SA	1,293	41,494

		4,630,875

Canada - 12.1%
Agnico Eagle Mines Ltd. (1)	12,718	652,046
Alimentation Couche-Tard, Inc., Class B (1)	25,113	1,580,361
Atco Ltd., Class I (1)	1,360	45,840
Bank of Montreal (1)	11,490	867,925
Bank of Nova Scotia (The) (1)	17,764	954,160
Barrick Gold Corp. (1)	38,842	613,084
BCE, Inc. (1)	51,234	2,330,969
Canadian Imperial Bank of Commerce (1)	10,966	862,341
Canadian National Railway Co. (1)	13,103	1,212,694
Canadian Pacific Railway Ltd. (1)	3,409	802,900
Canadian Tire Corp. Ltd., Class A (1)	1,447	157,656
Canadian Utilities Ltd., Class A (1)	25,614	722,915
CI Financial Corp. (1)	46,030	750,090
Constellation Software, Inc. (1)	221	208,292

INVESTMENTS	SHARES	VALUE ($)
Canada - 12.1% (continued)
Emera, Inc. (1)	2,988	$122,094
Empire Co. Ltd., Class A (1)	47,920	1,206,828
Fortis, Inc. (1)	23,042	909,856
Franco-Nevada Corp. (1)	15,384	1,305,740
George Weston Ltd. (1)	1,315	99,784
Hydro One Ltd. (1)(a)(b)	112,616	1,964,148
Imperial Oil Ltd. (1)	17,395	481,648
Intact Financial Corp. (1)	13,650	1,261,443
Kinross Gold Corp. (1)*	147,606	570,338
Loblaw Cos. Ltd. (1)	11,624	595,158
Magna International, Inc. (1)	4,270	212,465
Manulife Financial Corp. (1)	27,430	498,518
Metro, Inc. (1)	3,452	129,534
Power Financial Corp. (1)	43,665	1,004,307
Rogers Communications, Inc., Class B (1)(a)	13,888	743,422
Royal Bank of Canada (1)	17,262	1,371,812
Saputo, Inc. (1)	27,535	824,231
Shaw Communications, Inc., Class B (1)	30,997	632,461
Sun Life Financial, Inc. (1)	9,175	379,948
Suncor Energy, Inc. (1)	23,506	733,244
Thomson Reuters Corp. (1)	2,445	157,729
Toronto-Dominion Bank (The) (1)	24,133	1,410,146
Wheaton Precious Metals Corp. (1)	28,774	695,867

		29,071,994

Chile - 0.1%
Antofagasta plc	18,359	216,859

China - 0.2%
BOC Hong Kong Holdings Ltd.	70,500	277,569
Yangzijiang Shipbuilding Holdings Ltd.	225,600	255,598

		533,167

Colombia - 0.1%
Millicom International Cellular SA, SDR	4,753	267,554

Denmark - 2.4%
Carlsberg A/S, Class B	347	46,046
Chr Hansen Holding A/S	1,862	175,224
Coloplast A/S, Class B	12,676	1,432,880
DSV A/S	4,038	397,622
H Lundbeck A/S	7,242	286,850
ISS A/S	2,639	79,784
Novo Nordisk A/S, Class B	36,561	1,867,433
Novozymes A/S, Class B	11,837	551,922
Orsted A/S (b)	11,227	971,237
Pandora A/S	2,282	81,192

		5,890,190

Finland - 1.9%
Elisa OYJ	11,953	583,462
Fortum OYJ	9,618	212,573
Kone OYJ, Class B	20,352	1,201,854
Neste OYJ	28,488	968,519
Nokia OYJ	96,224	479,272
Nokian Renkaat OYJ	6,468	201,998
Nordea Bank Abp	19,982	145,093
Orion OYJ, Class B	8,805	322,887
Sampo OYJ, Class A	11,313	534,024
Wartsila OYJ Abp	2,851	41,396

		4,691,078

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]83

Schedule of Investments	June 30, 2019 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
France - 6.5%
Aeroports de Paris	1,831	$323,049
Air Liquide SA	5,720	800,047
AXA SA	20,508	538,575
Bouygues SA	7,303	270,452
Danone SA	7,784	659,089
Dassault Aviation SA	231	332,115
Dassault Systemes SE	4,259	679,333
Electricite de France SA	57,920	730,247
Engie SA (a)	69,716	1,057,138
Hermes International	2,019	1,455,495
Kering SA	76	44,857
L’Oreal SA	9,581	2,724,148
LVMH Moet Hennessy Louis Vuitton SE	1,483	630,461
Natixis SA	41,748	168,102
Pernod Ricard SA	2,640	486,226
Peugeot SA	14,621	359,859
Remy Cointreau SA (a)	1,483	213,765
Sanofi	3,828	330,825
Societe BIC SA (a)	11,282	859,408
Sodexo SA	2,939	343,594
Suez	49,436	713,333
Thales SA	2,136	263,843
TOTAL SA	22,274	1,249,433
Valeo SA	12,090	393,601
Vinci SA	1,807	184,541

		15,811,536

Germany - 3.7%
adidas AG	1,278	395,375
Allianz SE (Registered)	4,878	1,176,457
BASF SE	6,107	444,280
Beiersdorf AG	7,238	867,881
Carl Zeiss Meditec AG	1,425	140,548
Continental AG	5,781	841,823
Covestro AG (b)	1,952	99,375
Evonik Industries AG	2,967	86,452
FUCHS PETROLUB SE (Preference)	6,094	239,252
Hannover Rueck SE	3,177	513,700
Henkel AG & Co. KGaA (Preference)	9,982	976,433
HUGO BOSS AG	3,066	204,336
METRO AG	15,401	281,419
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	350	87,730
SAP SE	8,446	1,157,878
Siemens Healthineers AG (b)	17,352	731,178
Telefonica Deutschland Holding AG	260,587	728,821

		8,972,938

Hong Kong - 3.7%
CK Hutchison Holdings Ltd.	2,500	24,659
CLP Holdings Ltd.	195,500	2,154,372
Hang Seng Bank Ltd.	16,800	418,160
HK Electric Investments & HK Electric Investments Ltd. (c)	1,056,000	1,081,257
HKT Trust & HKT Ltd.	172,000	273,035
Hong Kong & China Gas Co. Ltd.	774,416	1,716,808
MTR Corp. Ltd.	151,000	1,017,112
Power Assets Holdings Ltd.	214,500	1,543,123
Techtronic Industries Co. Ltd.	43,500	333,246

INVESTMENTS	SHARES	VALUE ($)
Hong Kong - 3.7% (continued)
Vitasoy International Holdings Ltd.	50,000	$240,449
WH Group Ltd. (b)	85,000	86,223

		8,888,444

Italy - 0.7%
Assicurazioni Generali SpA	20,165	379,658
Enel SpA	89,661	625,452
Moncler SpA	10,409	446,144
Terna Rete Elettrica Nazionale SpA	50,446	321,423

		1,772,677

Japan - 28.2%
ABC-Mart, Inc.	14,800	965,209
Alfresa Holdings Corp.	4,900	121,182
ANA Holdings, Inc.	7,500	248,597
Asahi Group Holdings Ltd.	7,500	337,640
Asahi Kasei Corp.	18,500	197,775
Astellas Pharma, Inc.	96,300	1,372,349
Bandai Namco Holdings, Inc.	17,400	844,329
Bridgestone Corp.	24,700	974,389
Calbee, Inc.	70,600	1,906,759
Canon, Inc. (a)	27,600	808,213
Casio Computer Co. Ltd.	25,400	316,687
Central Japan Railway Co.	4,800	962,439
Chiba Bank Ltd. (The)	14,500	71,006
Chubu Electric Power Co., Inc.	7,400	103,950
Chugai Pharmaceutical Co. Ltd.	8,400	550,140
Daicel Corp.	21,500	191,607
Daiichi Sankyo Co. Ltd.	4,500	236,005
East Japan Railway Co.	10,500	983,260
Eisai Co. Ltd.	11,200	634,774
Fast Retailing Co. Ltd.	200	121,060
FUJIFILM Holdings Corp.	21,100	1,071,243
Fujitsu Ltd.	1,500	104,829
Hakuhodo DY Holdings, Inc.	17,300	292,209
Hamamatsu Photonics KK	10,700	418,016
Hirose Electric Co. Ltd.	735	82,245
Hisamitsu Pharmaceutical Co., Inc.	7,800	309,120
Hitachi Ltd.	11,800	434,154
Hoshizaki Corp.	4,300	320,657
Hoya Corp.	19,700	1,514,029
Isuzu Motors Ltd.	3,200	36,547
ITOCHU Corp.	14,300	273,945
Japan Airlines Co. Ltd.	65,100	2,077,714
Japan Post Bank Co. Ltd.	36,200	367,850
Japan Post Holdings Co. Ltd.	51,000	577,576
Japan Tobacco, Inc.	46,000	1,014,009
Kakaku.com, Inc.	29,400	568,609
Kamigumi Co. Ltd.	29,000	687,697
Kansai Electric Power Co., Inc. (The)	9,300	106,609
Kansai Paint Co. Ltd.	6,100	128,198
Kao Corp.	6,100	465,457
KDDI Corp.	85,400	2,173,148
Kikkoman Corp.	700	30,524
Kirin Holdings Co. Ltd.	25,900	559,246
Konica Minolta, Inc.	18,100	176,359
Kose Corp.	2,200	371,320
Kyocera Corp.	3,400	222,781
Kyushu Railway Co.	30,800	898,520
Lawson, Inc.	7,100	341,097
Lion Corp.	14,600	272,367

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]84

Schedule of Investments	June 30, 2019 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 28.2% (continued)
Maruichi Steel Tube Ltd.	2,900	$80,705
Mazda Motor Corp.	50,600	523,781
McDonald’s Holdings Co. Japan Ltd. (a)	17,000	750,033
Medipal Holdings Corp.	34,500	763,089
MEIJI Holdings Co. Ltd.	3,700	264,554
Mitsubishi Corp.	1,800	47,566
Mitsubishi Electric Corp.	6,400	84,609
Mitsubishi Tanabe Pharma Corp.	39,700	441,808
Mitsubishi UFJ Financial Group, Inc.	27,000	128,600
Mitsui & Co. Ltd.	7,900	128,951
Mizuho Financial Group, Inc.	248,100	360,769
Murata Manufacturing Co. Ltd.	1,500	67,531
Nexon Co. Ltd. *	68,100	994,917
NH Foods Ltd.	3,300	141,487
Nikon Corp.	7,500	106,647
Nippon Express Co. Ltd.	3,400	181,220
Nippon Paint Holdings Co. Ltd.	1,900	73,968
Nippon Telegraph & Telephone Corp.	31,000	1,444,281
Nissan Chemical Corp.	5,600	252,997
Nissan Motor Co. Ltd.	12,700	90,963
Nisshin Seifun Group, Inc.	18,800	429,369
Nissin Foods Holdings Co. Ltd.	8,100	522,464
Nitori Holdings Co. Ltd.	1,200	159,243
Nitto Denko Corp.	11,400	564,260
Nomura Research Institute Ltd.	37,761	607,244
Obic Co. Ltd.	700	79,552
Omron Corp.	13,300	697,533
Ono Pharmaceutical Co. Ltd.	3,300	59,333
Oracle Corp. Japan	8,900	651,625
Oriental Land Co. Ltd.	9,100	1,128,929
Osaka Gas Co. Ltd.	82,300	1,436,297
Otsuka Corp.	27,500	1,108,994
Otsuka Holdings Co. Ltd.	5,000	163,384
Pola Orbis Holdings, Inc.	5,500	154,122
Recruit Holdings Co. Ltd.	24,600	823,655
Rinnai Corp.	12,700	809,004
Ryohin Keikaku Co. Ltd.	500	90,592
Sankyo Co. Ltd.	25,100	910,078
Secom Co. Ltd.	9,800	844,464
Sekisui Chemical Co. Ltd.	3,900	58,723
Seven & i Holdings Co. Ltd.	50,800	1,721,175
Seven Bank Ltd.	27,700	72,593
Shimamura Co. Ltd.	3,300	247,058
Shimano, Inc.	3,800	566,239
Shionogi & Co. Ltd.	17,300	999,643
Softbank Corp.	177,100	2,300,682
Sony Corp.	2,700	141,885
Sony Financial Holdings, Inc.	2,000	48,130
Stanley Electric Co. Ltd.	11,700	288,487
Sumitomo Corp.	3,100	47,083
Sumitomo Dainippon Pharma Co. Ltd.	3,000	57,113
Sumitomo Heavy Industries Ltd.	1,200	41,457
Sumitomo Mitsui Financial Group, Inc.	4,300	152,416
Sundrug Co. Ltd.	31,600	857,013
Suntory Beverage & Food Ltd.	39,500	1,717,538
Suzuken Co. Ltd.	15,500	910,834
Suzuki Motor Corp.	18,100	851,535
Sysmex Corp.	10,800	706,537
T&D Holdings, Inc.	48,100	523,497
Taisho Pharmaceutical Holdings Co. Ltd.	4,500	346,616

INVESTMENTS	SHARES	VALUE ($)
Japan - 28.2% (continued)
Toho Co. Ltd.	11,600	$494,208
Toho Gas Co. Ltd.	32,800	1,209,415
Tohoku Electric Power Co., Inc.	38,100	385,531
Tokio Marine Holdings, Inc.	6,700	336,175
Tokyo Electric Power Co. Holdings, Inc. *	87,900	459,107
Tokyo Electron Ltd.	200	28,111
Tokyo Gas Co. Ltd.	70,400	1,659,466
Toyo Suisan Kaisha Ltd.	38,900	1,603,418
Toyota Motor Corp.	4,000	248,255
Trend Micro, Inc.	5,700	254,698
Tsuruha Holdings, Inc.	300	27,823
Unicharm Corp.	1,500	45,223
USS Co. Ltd.	26,300	519,557
West Japan Railway Co.	10,400	841,729
Yakult Honsha Co. Ltd.	14,300	843,969
Yamada Denki Co. Ltd.	69,500	307,585
Yamaha Corp.	1,200	57,117
Yamaha Motor Co. Ltd.	3,000	53,472
Yamazaki Baking Co. Ltd.	2,100	31,796
Yokogawa Electric Corp.	4,600	90,540

		68,165,512

Macau - 0.6%
Galaxy Entertainment Group Ltd.	100,000	672,700
Sands China Ltd.	170,800	815,923

		1,488,623

Netherlands - 1.4%
ASML Holding NV	4,492	934,739
Heineken NV	2,163	241,072
Koninklijke Ahold Delhaize NV	43,960	986,888
Koninklijke Vopak NV (a)	9,266	426,706
Randstad NV	2,500	137,207
Royal Dutch Shell plc, Class A	19,109	623,672

		3,350,284

Norway - 2.1%
DNB ASA	1,949	36,317
Equinor ASA	32,984	654,316
Gjensidige Forsikring ASA	32,786	660,806
Mowi ASA	30,849	721,833
Norsk Hydro ASA	180,391	646,114
Orkla ASA	112,789	1,000,994
Telenor ASA	64,878	1,378,411
Yara International ASA	1,334	64,807

		5,163,598

Singapore - 3.8%
ComfortDelGro Corp. Ltd.	736,800	1,448,984
DBS Group Holdings Ltd.	68,100	1,308,205
Genting Singapore Ltd.	754,500	513,329
Jardine Cycle & Carriage Ltd.	1,700	45,556
Oversea-Chinese Banking Corp. Ltd.	134,400	1,133,692
SATS Ltd.	161,400	622,736
Singapore Airlines Ltd.	113,300	776,372
Singapore Telecommunications Ltd.	573,100	1,483,363
United Overseas Bank Ltd.	58,200	1,125,131
Wilmar International Ltd.	306,900	840,122

		9,297,490

South Africa - 0.2%
Anglo American plc	20,479	585,053

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]85

Schedule of Investments	June 30, 2019 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Spain - 1.4%
Endesa SA	13,559	$348,745
Iberdrola SA	77,077	767,392
Industria de Diseno Textil SA	28,514	857,909
Mapfre SA	65,467	191,447
Red Electrica Corp. SA	57,865	1,205,220

		3,370,713

Sweden - 3.4%
Atlas Copco AB, Class A	19,161	614,027
Essity AB, Class B	44,961	1,383,155
Hennes & Mauritz AB, Class B	66,972	1,189,833
ICA Gruppen AB (a)	21,653	931,081
Investor AB, Class B	10,256	493,201
L E Lundbergforetagen AB, Class B	8,324	311,962
Securitas AB, Class B	34,057	597,786
Skanska AB, Class B	49,614	896,473
Svenska Handelsbanken AB, Class A	2,802	27,652
Swedish Match AB	11,013	465,611
Tele2 AB, Class B	29,785	435,016
Telefonaktiebolaget LM Ericsson, Class B	20,180	191,543
Telia Co. AB	139,404	618,022

		8,155,362

Switzerland - 4.5%
Alcon, Inc. *	2,254	139,184
Chocoladefabriken Lindt & Spruengli AG	31	225,675
Coca-Cola HBC AG *	25,235	953,255
EMS-Chemie Holding AG (Registered)	562	364,822
Geberit AG (Registered)	423	197,721
Kuehne + Nagel International AG (Registered)	4,362	647,918
Nestle SA (Registered)	21,363	2,211,547
Novartis AG (Registered)	11,270	1,028,858
Partners Group Holding AG	212	166,721
Roche Holding AG	6,777	1,905,610
Schindler Holding AG	1,698	378,481
SGS SA (Registered)	496	1,264,234
Sika AG (Registered)	2,220	379,271
Sonova Holding AG (Registered)	1,598	363,703
Swatch Group AG (The)	438	125,558
Swisscom AG (Registered)	887	445,531
Zurich Insurance Group AG	638	221,992

		11,020,081

United Kingdom - 9.2%
Admiral Group plc	20,048	562,168
Associated British Foods plc	27,947	874,890
AstraZeneca plc	10,504	858,720
Barratt Developments plc	73,837	537,311
Berkeley Group Holdings plc	4,493	212,939
BP plc	57,637	401,544
British American Tobacco plc	8,440	294,691
BT Group plc	63,247	158,139
Bunzl plc	3,697	97,549
Burberry Group plc	55,930	1,325,663
Centrica plc	144,546	161,135
Compass Group plc	21,373	512,349
Diageo plc	50,862	2,189,114
Direct Line Insurance Group plc	371,840	1,567,409
easyJet plc	9,115	110,360

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 9.2% (continued)
Fiat Chrysler Automobiles NV	46,559	$646,166
GlaxoSmithKline plc	24,653	494,166
Hargreaves Lansdown plc	10,356	253,030
HSBC Holdings plc	89,959	750,822
Imperial Brands plc	11,065	259,642
ITV plc	483,244	662,744
Kingfisher plc	103,321	281,620
Marks & Spencer Group plc	98,848	264,292
Mondi plc	26,110	594,268
National Grid plc	101,740	1,081,992
Next plc	6,479	453,704
Pearson plc	58,828	612,050
Persimmon plc	22,776	578,623
Reckitt Benckiser Group plc	10,025	791,521
Sage Group plc (The)	17,119	174,590
Smith & Nephew plc	51,219	1,112,201
SSE plc	27,048	385,525
Taylor Wimpey plc	564,099	1,131,951
Unilever NV, CVA	11,736	713,058
United Utilities Group plc	2,762	27,493
Vodafone Group plc	228,022	373,743
Whitbread plc	9,889	581,846

		22,089,028

United States - 0.1%
Ferguson plc	3,329	236,991

TOTAL COMMON STOCKS (Cost $213,938,787)		234,561,271

SHORT-TERM INVESTMENTS - 4.8%

INVESTMENT COMPANIES - 4.8%
Limited Purpose Cash Investment Fund, 2.36% (1)(d) (Cost $11,625,256)	11,626,144	11,628,470

SECURITIES LENDING COLLATERAL - 1.0%

Investment Companies - 1.0%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.26% (1)(d)(e)	422,539	422,539
Limited Purpose Cash Investment Fund 2.36% (1)(d)(e)	2,050,880	2,051,290

TOTAL SECURITIES LENDING COLLATERAL (Cost $2,473,419)		2,473,829

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 102.6% (Cost $228,037,462)		248,663,570

LIABILITIES IN EXCESS OF OTHER ASSETS - (2.6)% (f)		(6,289,366)

NET ASSETS - 100.0%		$242,374,204

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]86

Schedule of Investments	June 30, 2019 (Unaudited)

AQR INTERNATIONAL DEFENSIVE STYLE FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$24,334,925	10.1%
Consumer Discretionary	30,017,274	12.4
Consumer Staples	46,082,931	19.0
Energy	6,875,950	2.8
Financials	27,363,253	11.3
Health Care	23,083,699	9.5
Industrials	25,949,389	10.7
Information Technology	10,729,316	4.4
Materials	13,577,271	5.6
Utilities	26,547,263	11.0
Short-Term Investments	11,628,470	4.8
Securities Lending Collateral	2,473,829	1.0

Total Investments In Securities At Value	248,663,570	102.6
Liabilities in Excess of Other Assets (f)	(6,289,366)	(2.6)

Net Assets	$242,374,204	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $5,326,995.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2019 amounted to $3,852,161, which represents approximately 1.59% of net assets of the fund.

(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30, 2019, the value of these securities amounted to $1,081,257 or 0.45% of net assets.

(d)	Represents 7-day effective yield as of June 30, 2019.
(e)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan; additional non-cash collateral of $3,064,825 was received.
(f)	Includes appreciation/(depreciation) on futures contracts

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security.

Abbreviations

CVA - Dutch Certification

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

SDR - Swedish Depositary Receipt

Futures contracts outstanding as of June 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	46	9/2019	USD	$4,423,590	$122,307

					$122,307

USD - United States Dollar

See notes to Schedule of Investments.

[777467.PARTF]87

Schedule of Investments	June 30, 2019 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 96.9%

Brazil - 4.4%
Ambev SA, ADR (1)*	151,900	$709,374
BB Seguridade Participacoes SA (1)	25,500	216,155
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (1)*	31,181	379,473
Engie Brasil Energia SA (1)	41,275	468,649
Equatorial Energia SA (1)	3,800	91,409
Hypera SA (1)*	7,800	60,715
IRB Brasil Resseguros S/A (1)	4,100	106,270
Lojas Renner SA (1)	10,450	127,905
M Dias Branco SA (1)*	4,100	41,630
Odontoprev SA (1)	49,100	233,484
Sul America SA (1)	14,200	138,896
Telefonica Brasil SA, ADR (1)	40,057	521,542
TIM Participacoes SA, ADR (1)*	42,768	640,237
WEG SA (1)	16,854	94,673

		3,830,412

Chile - 4.6%
Aguas Andinas SA, Class A (1)	1,097,313	647,741
Banco de Chile (1)	6,096,506	898,787
Banco de Credito e Inversiones SA (1)	496	34,220
Banco Santander Chile, ADR (1)	6,318	189,035
Cia Cervecerias Unidas SA, ADR (1)	32,161	908,547
Embotelladora Andina SA (Preference), Class B (1)	64,380	232,476
Empresas COPEC SA (1)	3,262	35,738
Enel Americas SA, ADR (1)	24,890	220,774
Enel Chile SA, ADR (1)	56,274	268,990
SACI Falabella (1)	81,126	529,754

		3,966,062

China - 16.5%
3SBio, Inc. *(a)	19,500	33,458
Agricultural Bank of China Ltd., Class H	639,000	267,439
ANTA Sports Products Ltd.	58,000	400,038
Bank of China Ltd., Class H	605,000	255,291
Bank of Communications Co. Ltd., Class H	296,000	224,761
Beijing Capital International Airport Co. Ltd., Class H	194,000	170,016
China Communications Services
Corp. Ltd., Class H	434,000	336,578
China Construction Bank Corp., Class H	631,000	543,924
China Everbright Bank Co. Ltd., Class H	97,000	44,463
China Huishan Dairy Holdings Co. Ltd. (3)*(b)	700,000	1
China Longyuan Power Group Corp. Ltd., Class H	593,000	381,036
China Medical System Holdings Ltd.	46,000	42,243
China Merchants Bank Co. Ltd., Class H	34,000	168,722
China Mobile Ltd.	133,500	1,215,340
China Petroleum & Chemical Corp., Class H	280,000	190,742
China Resources Beer Holdings Co. Ltd.	26,000	123,521
China Resources Gas Group Ltd.	154,000	764,716
China Resources Pharmaceutical Group Ltd. (a)	98,000	110,396
China Resources Power Holdings Co. Ltd.	356,000	519,277
China Shenhua Energy Co. Ltd., Class H	121,000	253,443
China Telecom Corp. Ltd., Class H	1,632,000	821,792

INVESTMENTS	SHARES	VALUE ($)
China - 16.5% (continued)
China Tower Corp. Ltd., Class H (a)	968,000	$254,267
China Unicom Hong Kong Ltd.	578,000	631,986
CSPC Pharmaceutical Group Ltd.	184,000	296,764
Dali Foods Group Co. Ltd. (a)	274,500	182,144
ENN Energy Holdings Ltd.	44,700	435,002
Genscript Biotech Corp. *	64,000	160,592
Great Wall Motor Co. Ltd., Class H	32,500	23,286
Guangdong Investment Ltd.	642,000	1,269,365
Hengan International Group Co. Ltd.	3,500	25,771
HengTen Networks Group Ltd. *	3,372,000	80,500
Huaneng Renewables Corp. Ltd., Class H *	656,000	180,611
Industrial & Commercial Bank of China Ltd., Class H	735,000	536,492
Jiangsu Expressway Co. Ltd., Class H	170,000	241,945
PICC Property & Casualty Co. Ltd., Class H	34,000	36,686
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	196,000	177,857
Shenzhou International Group Holdings Ltd.	16,000	220,715
Sinopec Shanghai Petrochemical Co. Ltd., Class H	616,000	245,312
Sinopharm Group Co. Ltd., Class H	12,000	42,253
Tencent Holdings Ltd.	15,000	678,592
Tingyi Cayman Islands Holding Corp.	164,000	273,978
Tong Ren Tang Technologies Co. Ltd., Class H	53,000	63,173
Towngas China Co. Ltd. *	27,000	19,450
Tsingtao Brewery Co. Ltd., Class H	38,000	242,126
Uni-President China Holdings Ltd.	360,000	401,004
Want Want China Holdings Ltd.	471,000	383,026
Zhongsheng Group Holdings Ltd.	107,500	299,736
Zhuzhou CRRC Times Electric Co. Ltd., Class H	29,700	156,556

		14,426,386

Hong Kong - 1.2%
China Gas Holdings Ltd.	43,000	159,788
Haier Electronics Group Co. Ltd. *	98,000	271,932
SSY Group Ltd.	92,000	83,166
Sun Art Retail Group Ltd.	578,000	547,762

		1,062,648

India - 8.3%
Axis Bank Ltd., GDR *(c)	4,020	233,943
Bharti Infratel Ltd.	70,406	272,401
Britannia Industries Ltd.	4,670	185,611
Coal India Ltd.	47,246	173,690
Dabur India Ltd.	4,728	27,433
Hindustan Unilever Ltd.	44,398	1,150,137
Infosys Ltd., ADR (1)	66,203	708,372
InterGlobe Aviation Ltd. (a)	11,525	260,234
ITC Ltd.	280,469	1,112,173
Larsen & Toubro Ltd., GDR (c)	12,855	287,271
Nestle India Ltd.	4,473	771,952
NTPC Ltd.	23,786	48,691
Page Industries Ltd.	373	111,130
Reliance Industries Ltd., GDR *(a)	12,966	468,738
State Bank of India, GDR *(c)	6,229	322,611
Tata Consultancy Services Ltd.	14,448	466,229
Wipro Ltd., ADR (1)	150,539	651,834

		7,252,450

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]88

Schedule of Investments	June 30, 2019 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
Indonesia - 2.6%
Bank Central Asia Tbk. PT	400,600	$850,103
Hanjaya Mandala Sampoerna Tbk. PT	1,467,800	326,722
Indofood CBP Sukses Makmur Tbk. PT	131,400	94,447
Kalbe Farma Tbk. PT	1,433,500	148,032
Telekomunikasi Indonesia Persero Tbk. PT	1,102,600	323,156
Unilever Indonesia Tbk. PT	153,200	488,319

		2,230,779

Malaysia - 7.6%
DiGi.Com Bhd.	256,400	313,197
Hong Leong Bank Bhd.	130,200	599,003
IHH Healthcare Bhd.	46,900	65,872
Kuala Lumpur Kepong Bhd.	26,100	155,112
Malayan Banking Bhd.	352,900	758,722
Malaysia Airports Holdings Bhd.	14,300	29,548
Nestle Malaysia Bhd.	10,800	389,647
Petronas Chemicals Group Bhd.	435,800	885,882
Petronas Dagangan Bhd.	9,600	59,055
Petronas Gas Bhd.	132,600	557,257
PPB Group Bhd.	109,600	495,717
Public Bank Bhd.	215,100	1,197,756
Sime Darby Plantation Bhd.	245,100	291,893
Tenaga Nasional Bhd.	166,000	556,538
Westports Holdings Bhd.	291,700	278,692

		6,633,891

Mexico - 5.5%
Alsea SAB de CV (1)*	16,300	32,084
America Movil SAB de CV, Class L, ADR (1)	2,319	33,765
Arca Continental SAB de CV (1)	79,000	427,439
Coca-Cola Femsa SAB de CV, ADR (1)	2,295	142,611
El Puerto de Liverpool SAB de CV, Class C1 (1)	17,500	97,439
Fomento Economico Mexicano SAB de CV, ADR (1)	6,640	642,420
Gruma SAB de CV, Class B (1)	29,345	275,413
Grupo Aeroportuario del Pacifico SAB de CV, ADR (1)	6,476	675,512
Grupo Aeroportuario del Sureste SAB de CV, ADR (1)	1,447	234,573
Grupo Bimbo SAB de CV, Series A (1)	107,500	224,199
Grupo Financiero Banorte SAB de CV, Class O (1)	10,200	59,179
Infraestructura Energetica Nova SAB de CV (1)	59,500	233,707
Kimberly-Clark de Mexico SAB de
CV, Class A (1)*	21,300	39,606
Promotora y Operadora de Infraestructura SAB de CV (1)	47,340	470,422
Wal-Mart de Mexico SAB de CV (1)	438,000	1,195,764

		4,784,133

Philippines - 0.5%
Ayala Corp.	4,000	69,822
Bank of the Philippine Islands	176,330	270,254
BDO Unibank, Inc.	12,190	33,325
Jollibee Foods Corp.	8,570	47,146

		420,547

INVESTMENTS	SHARES	VALUE ($)
Poland - 2.2%
Bank Polska Kasa Opieki SA	14,547	$435,919
LPP SA	297	608,203
PGE Polska Grupa Energetyczna SA *	14,428	37,107
Polskie Gornictwo Naftowe i Gazownictwo SA	30,228	43,021
Powszechna Kasa Oszczednosci Bank Polski SA	4,356	49,998
Powszechny Zaklad Ubezpieczen SA	30,380	355,530
Santander Bank Polska SA	3,661	364,011

		1,893,789

Russia - 0.8%
Magnit PJSC, GDR (c)	5,492	80,349
Mobile TeleSystems PJSC, ADR (1)	4,697	43,729
Novolipetsk Steel PJSC, GDR (c)	4,160	105,075
Severstal PJSC, GDR (c)	20,460	345,150
Tatneft PJSC, ADR	1,177	87,044

		661,347

South Africa - 7.3%
Absa Group Ltd.	4,155	51,959
Bid Corp. Ltd.	2,641	57,510
Bidvest Group Ltd. (The)	12,420	167,133
Capitec Bank Holdings Ltd.	5,945	548,182
Clicks Group Ltd.	7,756	113,011
FirstRand Ltd.	93,749	456,602
Foschini Group Ltd. (The)	3,660	46,896
Kumba Iron Ore Ltd.	19,229	681,694
Mr Price Group Ltd.	51,874	730,537
Naspers Ltd., Class N	223	53,977
Nedbank Group Ltd.	2,862	51,482
Netcare Ltd.	17,991	22,948
Pick n Pay Stores Ltd.	164,150	801,296
RMB Holdings Ltd.	114,737	688,245
Sanlam Ltd.	6,667	37,019
Shoprite Holdings Ltd.	15,793	176,525
SPAR Group Ltd. (The)	13,671	181,607
Standard Bank Group Ltd.	6,730	94,016
Telkom SA SOC Ltd.	21,288	139,224
Tiger Brands Ltd.	30,449	483,670
Truworths International Ltd.	100,228	497,472
Vodacom Group Ltd.	32,951	279,988

		6,360,993

South Korea - 12.1%
Amorepacific Corp.	1,030	147,136
BGF retail Co. Ltd.	995	181,838
Celltrion, Inc. *	2,631	468,925
Cheil Worldwide, Inc.	12,831	326,617
DB Insurance Co. Ltd.	10,818	555,180
E-MART, Inc.	234	28,365
Hanmi Science Co. Ltd.	1,809	106,990
Hanon Systems	29,088	293,899
Hanwha Life Insurance Co. Ltd.	16,322	46,348
Hyundai Glovis Co. Ltd.	2,099	293,020
Hyundai Marine & Fire Insurance Co. Ltd.	7,322	180,471
Hyundai Mobis Co. Ltd.	689	140,572
Kangwon Land, Inc.	28,745	753,055
Kia Motors Corp.	4,700	179,300
KT Corp.	1,517	37,247
KT&G Corp.	14,093	1,202,631

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]89

Schedule of Investments	June 30, 2019 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

INVESTMENTS	SHARES	VALUE ($)
South Korea - 12.1% (continued)
LG Household & Health Care Ltd.	310	$353,079
Medy-Tox, Inc.	750	292,722
NCSoft Corp.	1,533	634,167
Ottogi Corp.	51	30,247
S-1 Corp.	8,200	692,829
Samsung Biologics Co. Ltd. *(a)	242	67,166
Samsung Electronics Co. Ltd.	20,750	844,947
Samsung Fire & Marine Insurance Co. Ltd.	2,840	659,417
Samsung Life Insurance Co. Ltd.	2,063	149,482
Samsung SDS Co. Ltd.	2,325	433,403
SillaJen, Inc. *	3,378	144,843
SK Hynix, Inc.	8,448	508,142
SK Innovation Co. Ltd.	197	27,154
SK Telecom Co. Ltd.	1,506	337,860
Woongjin Coway Co. Ltd.	2,743	183,487
Woori Financial Group, Inc.	4,221	51,368
Yuhan Corp.	609	129,019

		10,480,926

Taiwan - 14.3%
Advantech Co. Ltd.	33,998	289,530
Asustek Computer, Inc.	34,000	244,046
Chang Hwa Commercial Bank Ltd.	858,051	578,989
Chunghwa Telecom Co. Ltd.	343,600	1,249,765
CTBC Financial Holding Co. Ltd.	321,000	220,724
Delta Electronics, Inc.	10,000	50,824
E.Sun Financial Holding Co. Ltd.	489,180	409,736
Eclat Textile Co. Ltd.	6,000	76,875
Far EasTone Telecommunications Co. Ltd.	407,000	1,025,659
Feng TAY Enterprise Co. Ltd.	19,040	148,727
First Financial Holding Co. Ltd.	1,480,394	1,087,396
Formosa Chemicals & Fibre Corp.	8,000	26,584
Formosa Petrochemical Corp.	130,000	464,245
Formosa Plastics Corp.	10,000	36,906
Fubon Financial Holding Co. Ltd. *	119,000	175,853
Hua Nan Financial Holdings Co. Ltd.	923,063	619,936
Mega Financial Holding Co. Ltd.	746,000	742,523
Nien Made Enterprise Co. Ltd.	13,000	97,892
Novatek Microelectronics Corp.	28,000	156,244
President Chain Store Corp.	125,000	1,209,730
Realtek Semiconductor Corp.	24,442	180,022
Taiwan Cooperative Financial Holding Co. Ltd.	610,176	408,943
Taiwan Mobile Co. Ltd.	278,000	1,096,203
Taiwan Semiconductor Manufacturing Co. Ltd., ADR (1)	30,058	1,177,372
Uni-President Enterprises Corp.	262,172	698,343
Vanguard International Semiconductor Corp.	12,000	25,269

		12,498,336

Thailand - 8.2%
Airports of Thailand PCL, NVDR	519,600	1,245,898
Bangkok Bank PCL, NVDR	57,000	366,343
Bangkok Dusit Medical Services PCL, NVDR	1,027,300	871,235
BTS Group Holdings PCL, NVDR	651,100	254,682
Bumrungrad Hospital PCL, NVDR	159,200	877,462
CP ALL PCL, NVDR	12,700	35,646
Electricity Generating PCL, NVDR	33,000	349,882
Home Product Center PCL, NVDR	1,798,000	1,026,573

INVESTMENTS	SHARES	VALUE ($)
Thailand - 8.2% (continued)
Kasikornbank PCL, NVDR	50,300	$308,514
Krung Thai Bank PCL, NVDR	857,300	545,294
Robinson PCL, NVDR	307,900	565,413
Siam Cement PCL (The), NVDR	13,700	210,869
Siam Commercial Bank PCL (The), NVDR	96,900	440,995

		7,098,806

Turkey - 0.5%
BIM Birlesik Magazalar A/S	29,318	402,853

United Kingdom - 0.3%
Mondi Ltd.	10,770	242,130

TOTAL COMMON STOCKS (Cost $76,792,300)		84,246,488

SHORT-TERM INVESTMENTS - 2.4%

INVESTMENT COMPANIES - 2.4%
Limited Purpose Cash Investment Fund, 2.36% (1)(d) (Cost $2,064,387)	2,064,536	2,064,949

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.3% (Cost $78,856,687)		86,311,437

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.7% (e)		648,706

NET ASSETS - 100.0%		$86,960,143

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$10,876,732	12.5%
Consumer Discretionary	7,644,545	8.8
Consumer Staples	18,691,810	21.5
Energy	1,802,871	2.1
Financials	18,736,336	21.5
Health Care	4,499,314	5.2
Industrials	5,889,581	6.8
Information Technology	5,736,234	6.6
Materials	2,779,603	3.2
Utilities	7,589,462	8.7
Short-Term Investments	2,064,949	2.4

Total Investments In Securities At Value	86,311,437	99.3
Other Assets in Excess of Liabilities (e)	648,706	0.7

Net Assets	$86,960,143	100.0%

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2019 amounted to $1,376,403, which represents approximately 1.58% of net assets of the fund.

(b)	Security fair valued as of June 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]90

Schedule of Investments	June 30, 2019 (Unaudited)

AQR EMERGING DEFENSIVE STYLE FUND

such securities at June 30, 2019 amounted to $1, which represents approximately 0.00% of net assets of the fund.
(c)

Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States. At June 30, 2019, the value of these securities amounted to $1,374,399 or 1.58% of net assets.

(d)	Represents 7-day effective yield as of June 30, 2019.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security.
(3)	Level 3 security.

Abbreviations

ADR - American Depositary Receipt

GDR - Global Depositary Receipt

NVDR - Non-Voting Depositary Receipt

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

Futures contracts outstanding as of June 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	32	9/2019	USD	$1,685,440	$56,369

					$56,369

USD - United States Dollar

See notes to Schedule of Investments.

[777467.PARTF]91

Schedule of Investments	June 30, 2019 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 88.5%

Australia - 2.5%
ASX Ltd.	891	$51,622
BHP Group Ltd.	14,837	431,290
BHP Group plc	90,897	2,324,632
BlueScope Steel Ltd.	36,617	311,353
CIMIC Group Ltd.	27,742	872,360
Cochlear Ltd.	618	89,978
Dexus, REIT	14,068	128,338
Goodman Group, REIT	25,367	268,124
GPT Group (The), REIT	42,925	185,473
Lendlease Group	2,927	26,747
Mirvac Group, REIT	95,677	210,617
Rio Tinto plc	29,114	1,801,956
Santos Ltd.	91,363	456,134
Scentre Group, REIT	45,435	122,619
South32 Ltd.	289,501	648,957
Stockland, REIT	49,658	145,599
Vicinity Centres, REIT	79,436	136,766

		8,212,565

Belgium - 0.3%
Ageas	16,015	833,426

Canada - 2.1%
Alimentation Couche-Tard, Inc., Class B (1)	11,280	709,851
Canopy Growth Corp. (1)*(a)	9,721	392,463
CGI, Inc. (1)*	13,557	1,042,281
Constellation Software, Inc. (1)	1,013	954,752
Cronos Group, Inc. (1)*(a)	17,981	288,481
Empire Co. Ltd., Class A (1)	10,935	275,389
Great-West Lifeco, Inc. (1)	1,345	30,966
Husky Energy, Inc. (1)	18,350	173,894
Loblaw Cos. Ltd. (1)	3,271	167,478
Magna International, Inc. (1)	27,901	1,388,286
Manulife Financial Corp. (1)	28,328	514,838
Open Text Corp. (1)	15,240	628,895
Power Corp. of Canada (1)	1,646	35,458
Power Financial Corp. (1)	6,297	144,833
RioCan REIT (1)	6,747	133,904

		6,881,769

China - 0.5%
Yangzijiang Shipbuilding Holdings Ltd.	1,439,500	1,630,910

Denmark - 1.4%
Danske Bank A/S	5,712	90,497
H Lundbeck A/S	14,116	559,124
Novo Nordisk A/S, Class B	19,418	991,817
Orsted A/S (b)	8,691	751,850
Pandora A/S	50,994	1,814,333
Vestas Wind Systems A/S	5,434	470,768

		4,678,389

Finland - 0.3%
Kone OYJ, Class B	4,596	271,409
Neste OYJ	6,171	209,798
Orion OYJ, Class B	7,962	291,974
Sampo OYJ, Class A	5,408	255,282

		1,028,463

INVESTMENTS	SHARES	VALUE ($)
France - 2.7%
Alstom SA	2,635	$122,134
AXA SA	68,072	1,787,687
BNP Paribas SA	9,012	427,216
Cie de Saint-Gobain	9,354	365,272
CNP Assurances	12,796	290,448
Electricite de France SA	97,633	1,230,943
Engie SA	97,390	1,476,773
Klepierre SA, REIT	4,718	158,067
Peugeot SA	11,298	278,072
Sanofi	9,135	789,468
Schneider Electric SE	6,453	583,886
Societe Generale SA	5,908	149,114
TOTAL SA	16,146	905,690
Unibail-Rodamco-Westfield, REIT	2,005	300,364

		8,865,134

Germany - 3.4%
adidas AG	1,554	480,761
Allianz SE (Registered)	11,279	2,720,227
Commerzbank AG	19,998	143,612
Covestro AG (b)	6,060	308,512
Deutsche Lufthansa AG (Registered)	42,240	724,239
E.ON SE	297,132	3,223,917
Fresenius SE & Co. KGaA	1,365	74,119
HOCHTIEF AG	929	113,133
KION Group AG	6,177	390,639
Porsche Automobil Holding SE (Preference)	865	56,039
SAP SE	5,509	755,239
Siemens AG (Registered)	8,903	1,059,950
Wirecard AG	6,619	1,117,395

		11,167,782

Hong Kong - 1.5%
CK Asset Holdings Ltd.	181,500	1,421,885
CK Hutchison Holdings Ltd.	18,500	182,479
CK Infrastructure Holdings Ltd.	2,749	22,405
Henderson Land Development Co. Ltd.	57,000	314,260
Hong Kong Exchanges & Clearing Ltd.	5,269	186,207
Kerry Properties Ltd.	120,000	504,062
Link REIT	18,329	225,546
New World Development Co. Ltd.	75,000	117,313
PCCW Ltd.	19,406	11,199
Swire Properties Ltd.	164,400	664,623
WH Group Ltd. (b)	899,000	911,939
Wharf Holdings Ltd. (The)	38,000	100,713
Wheelock & Co. Ltd.	13,000	93,348

		4,755,979

Italy - 1.6%
Assicurazioni Generali SpA	9,038	170,164
Enel SpA	507,882	3,542,857
Eni SpA	41,432	688,903
Leonardo SpA	49,221	624,444
UniCredit SpA	16,037	197,397

		5,223,765

Japan - 6.3%
Aeon Mall Co. Ltd.	700	10,548
Alfresa Holdings Corp.	4,700	116,236
Alps Alpine Co. Ltd.	7,400	125,323

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]92

Schedule of Investments	June 30, 2019 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Japan - 6.3% (continued)
Amada Holdings Co. Ltd.	14,200	$160,506
Astellas Pharma, Inc.	131,300	1,871,127
Dai-ichi Life Holdings, Inc.	86,700	1,311,750
Daito Trust Construction Co. Ltd.	486	61,980
Daiwa House Industry Co. Ltd.	2,451	71,620
Fuji Electric Co. Ltd.	2,500	86,642
Fujitsu Ltd.	5,211	364,177
Hitachi High-Technologies Corp.	4,758	244,605
Hitachi Ltd.	23,200	853,591
Hulic Co. Ltd.	1,500	12,076
IHI Corp.	8,100	195,818
ITOCHU Corp.	9,000	172,413
Japan Airlines Co. Ltd.	26,000	829,809
Japan Post Holdings Co. Ltd.	71,000	804,076
Japan Real Estate Investment Corp., REIT	30	182,604
Japan Retail Fund Investment Corp., REIT	64	129,447
Kajima Corp.	20,200	277,840
Kamigumi Co. Ltd.	16,200	384,162
Kose Corp.	900	151,904
Marubeni Corp.	89,000	590,761
MINEBEA MITSUMI, Inc.	14,900	253,860
Mitsubishi Corp.	16,600	438,661
Mitsubishi Estate Co. Ltd.	5,764	107,426
Mitsubishi Heavy Industries Ltd.	6,900	300,923
Mitsubishi UFJ Financial Group, Inc.	89,100	424,381
Mitsui Fudosan Co. Ltd.	4,598	111,751
MS&AD Insurance Group Holdings, Inc.	2,700	85,823
Nikon Corp.	34,400	489,154
Nintendo Co. Ltd.	800	293,519
Nippon Building Fund, Inc., REIT	21	143,841
Nippon Express Co. Ltd.	4,600	245,180
Nippon Telegraph & Telephone Corp.	22,296	1,038,764
Nitto Denko Corp.	1,900	94,043
Nomura Real Estate Holdings, Inc.	1,000	21,539
Nomura Real Estate Master Fund, Inc., REIT	117	179,932
NTT DOCOMO, Inc.	5,300	123,659
Olympus Corp.	20,000	222,578
Persol Holdings Co. Ltd.	5,200	122,596
Resona Holdings, Inc.	168,900	704,582
SG Holdings Co. Ltd.	3,900	110,894
Shinsei Bank Ltd.	35,900	558,688
Shionogi & Co. Ltd.	9,600	554,715
SoftBank Group Corp.	14,400	693,581
Sony Corp.	25,900	1,361,045
Sumitomo Corp.	49,800	756,366
Sumitomo Dainippon Pharma Co. Ltd.	23,900	455,000
Sumitomo Heavy Industries Ltd.	17,400	601,133
Sumitomo Mitsui Financial Group, Inc.	15,800	560,042
Sumitomo Realty & Development Co. Ltd.	2,624	93,873
Suzuken Co. Ltd.	2,100	123,403
Taiheiyo Cement Corp.	7,400	224,669
Tokyu Fudosan Holdings Corp.	2,900	16,049
Toyota Tsusho Corp.	4,300	130,620

		20,651,305

INVESTMENTS	SHARES	VALUE ($)
Luxembourg - 0.1%
SES SA, FDR	20,990	$327,789

Malta - 0.0% (c)
BGP Holdings plc (3)*(d)(e)	96,388	135

Netherlands - 2.1%
Adyen NV *(b)	972	749,787
ING Groep NV	19,668	227,829
Koninklijke Ahold Delhaize NV	130,511	2,929,931
Koninklijke Philips NV	28,929	1,257,716
NN Group NV	9,218	370,553
Royal Dutch Shell plc, Class A	22,414	731,539
Royal Dutch Shell plc, Class B	22,741	745,148

		7,012,503

Russia - 0.1%
Evraz plc	19,656	166,434

Singapore - 0.2%
ComfortDelGro Corp. Ltd.	381,300	749,861
Singapore Exchange Ltd.	4,067	23,827

		773,688

South Africa - 0.3%
Anglo American plc	36,294	1,036,863

Spain - 1.5%
ACS Actividades de Construccion y Servicios SA	9,860	394,489
Banco Bilbao Vizcaya Argentaria SA	187,930	1,048,214
Endesa SA	57,685	1,483,691
Iberdrola SA	193,500	1,926,520
Red Electrica Corp. SA	6,656	138,632

		4,991,546

Sweden - 1.5%
Alfa Laval AB	6,143	134,240
Investor AB, Class B	2,204	105,988
Kinnevik AB, Class B	1,380	35,921
Sandvik AB	41,962	771,096
Skanska AB, Class B	7,812	141,155
Swedish Match AB	43,638	1,844,940
Telefonaktiebolaget LM Ericsson, Class B	155,229	1,473,391
Volvo AB, Class B	34,062	541,234

		5,047,965

Switzerland - 3.1%
Nestle SA (Registered)	13,094	1,355,520
Novartis AG (Registered)	20,793	1,898,230
Roche Holding AG	17,907	5,035,232
Sonova Holding AG (Registered)	4,893	1,113,640
Zurich Insurance Group AG	2,442	849,692

		10,252,314

United Kingdom - 2.2%
3i Group plc	9,545	135,042
Aviva plc	149,977	794,362
Barclays plc	502,294	955,389
Barratt Developments plc	20,384	148,334
Berkeley Group Holdings plc	3,057	144,882
BP plc	20,372	141,927
BT Group plc	417,627	1,044,208
Burberry Group plc	36,446	863,850

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]93

Schedule of Investments	June 30, 2019 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 2.2% (continued)
Centrica plc	885,669	$987,314
Direct Line Insurance Group plc	92,681	390,676
International Consolidated Airlines Group SA	65,060	393,885
Meggitt plc	15,912	106,012
Micro Focus International plc	10,992	289,090
Unilever plc	5,942	368,851
Vodafone Group plc	350,986	575,288

		7,339,110

United States - 54.8%
3M Co. (1)	2,017	349,627
AbbVie, Inc. (1)	15,089	1,097,272
Accenture plc, Class A (1)	676	124,905
Activision Blizzard, Inc. (1)	6,511	307,319
Acuity Brands, Inc. (1)	742	102,329
Adobe, Inc. (1)*	8,694	2,561,687
Aflac, Inc. (1)	15,956	874,548
Akamai Technologies, Inc. (1)*	7,908	633,747
Allstate Corp. (The) (1)	10,588	1,076,694
Alphabet, Inc., Class A (1)*	2,116	2,291,205
Alphabet, Inc., Class C (1)*	2,218	2,397,458
Altria Group, Inc. (1)	42,631	2,018,578
Amazon.com, Inc. (1)*	3,234	6,123,998
Ameren Corp. (1)	6,866	515,705
American Electric Power Co., Inc. (1)	10,935	962,389
American Tower Corp., REIT (1)	4,396	898,762
Annaly Capital Management, Inc., REIT (1)	13,882	126,743
Anthem, Inc. (1)	7,205	2,033,323
Apple, Inc. (1)	40,362	7,988,446
Applied Materials, Inc. (1)	68,366	3,070,317
Arch Capital Group Ltd. (1)*	4,072	150,990
Athene Holding Ltd., Class A (1)*	3,558	153,207
Autodesk, Inc. (1)*	5,164	841,216
AutoZone, Inc. (1)*	585	643,190
AvalonBay Communities, Inc., REIT (1)	811	164,779
Bausch Health Cos., Inc. (1)*	10,434	263,250
Berkshire Hathaway, Inc., Class B (1)*	9,167	1,954,129
Best Buy Co., Inc. (1)	16,859	1,175,578
Biogen, Inc. (1)*	19,585	4,580,344
Boeing Co. (The) (1)	7,774	2,829,814
Boston Properties, Inc., REIT (1)	869	112,101
Bristol-Myers Squibb Co. (1)	41,085	1,863,205
Broadridge Financial Solutions, Inc. (1)	684	87,333
Cadence Design Systems, Inc. (1)*	22,149	1,568,371
Capri Holdings Ltd. (1)*	25,864	896,964
Caterpillar, Inc. (1)	3,352	456,844
CDW Corp. (1)	10,798	1,198,578
Celgene Corp. (1)*	3,386	313,002
Cigna Corp. (1)	775	122,101
Cisco Systems, Inc. (1)	38,747	2,120,623
Colgate-Palmolive Co. (1)	1,772	126,999
Comcast Corp., Class A (1)	20,472	865,556
Consolidated Edison, Inc. (1)	2,386	209,204
CoStar Group, Inc. (1)*	1,226	679,278
Crown Castle International Corp., REIT (1)	1,970	256,790
Cummins, Inc. (1)	9,163	1,569,988
Delta Air Lines, Inc. (1)	14,837	842,000
Discover Financial Services (1)	18,491	1,434,717

INVESTMENTS	SHARES	VALUE ($)
United States - 54.8% (continued)
DXC Technology Co. (1)	8,648	$476,937
Eaton Corp. plc (1)	16,209	1,349,886
Edwards Lifesciences Corp. (1)*	2,028	374,653
Electronic Arts, Inc. (1)*	5,981	605,636
Eli Lilly & Co. (1)	16,380	1,814,740
Emerson Electric Co. (1)	12,546	837,069
EPAM Systems, Inc. (1)*	1,404	243,032
Equinix, Inc., REIT (1)	222	111,952
Equity Residential, REIT (1)	2,048	155,484
Essex Property Trust, Inc., REIT (1)	720	210,190
Exelon Corp. (1)	90,729	4,349,548
F5 Networks, Inc. (1)*	1,041	151,601
Facebook, Inc., Class A (1)*	21,701	4,188,293
Fortinet, Inc. (1)*	15,929	1,223,825
Gilead Sciences, Inc. (1)	27,371	1,849,185
HCA Healthcare, Inc. (1)	10,912	1,474,975
HD Supply Holdings, Inc. (1)*	4,626	186,335
Home Depot, Inc. (The) (1)	1,083	225,232
Honeywell International, Inc. (1)	6,893	1,203,449
HP, Inc. (1)	116,344	2,418,792
Humana, Inc. (1)	5,849	1,551,740
Huntington Ingalls Industries, Inc. (1)	1,811	407,004
IAC/InterActiveCorp (1)*	1,217	264,734
Incyte Corp. (1)*	6,034	512,649
Ingersoll-Rand plc (1)	5,962	755,207
Intel Corp. (1)	22,598	1,081,766
International Business Machines Corp. (1)	14,809	2,042,161
Intuit, Inc. (1)	12,609	3,295,110
Johnson & Johnson (1)	25,107	3,496,903
Keysight Technologies, Inc. (1)*	9,241	829,934
Lam Research Corp. (1)	2,280	428,275
Lockheed Martin Corp. (1)	2,371	861,953
Lululemon Athletica, Inc. (1)*	2,816	507,471
ManpowerGroup, Inc. (1)	16,141	1,559,221
Masco Corp. (1)	19,184	752,780
Mastercard, Inc., Class A (1)	13,124	3,471,692
McKesson Corp. (1)	6,834	918,421
Medtronic plc (1)	17,447	1,699,163
Merck & Co., Inc. (1)	56,478	4,735,680
MetLife, Inc. (1)	33,543	1,666,081
Micron Technology, Inc. (1)*	17,949	692,652
Microsoft Corp. (1)	78,588	10,527,647
Monster Beverage Corp. (1)*	31,019	1,979,943
Mylan NV (1)*	55,731	1,061,118
NIKE, Inc., Class B (1)	13,896	1,166,569
Oracle Corp. (1)	29,486	1,679,817
O’Reilly Automotive, Inc. (1)*	710	262,217
Paycom Software, Inc. (1)*	582	131,951
PayPal Holdings, Inc. (1)*	2,365	270,698
PepsiCo, Inc. (1)	3,575	468,790
Pfizer, Inc. (1)	96,335	4,173,232
Philip Morris International, Inc. (1)	46,111	3,621,097
Pinnacle West Capital Corp. (1)	3,400	319,906
Procter & Gamble Co. (The) (1)	27,747	3,042,459
Prologis, Inc., REIT (1)	2,980	238,698
Public Service Enterprise Group, Inc. (1)	13,926	819,127
Public Storage, REIT (1)	2,236	532,548
PVH Corp. (1)	1,315	124,452
QUALCOMM, Inc. (1)	10,157	772,643
Ralph Lauren Corp. (1)	8,490	964,379

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]94

Schedule of Investments	June 30, 2019 (Unaudited)

AQR GLOBAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
United States - 54.8% (continued)
Raytheon Co. (1)	1,979	$344,109
Robert Half International, Inc. (1)	11,343	646,664
Rockwell Automation, Inc. (1)	547	89,615
S&P Global, Inc. (1)	1,101	250,797
salesforce.com, Inc. (1)*	947	143,688
Sensata Technologies Holding plc (1)*	4,041	198,009
ServiceNow, Inc. (1)*	4,082	1,120,795
Simon Property Group, Inc., REIT (1)	1,352	215,996
Skyworks Solutions, Inc. (1)	13,038	1,007,446
Southwest Airlines Co. (1)	43,483	2,208,067
Spirit AeroSystems Holdings, Inc., Class A (1)	11,486	934,616
Starbucks Corp. (1)	23,947	2,007,477
Steel Dynamics, Inc. (1)	11,243	339,539
Symantec Corp. (1)	6,512	141,701
Synchrony Financial (1)	115,982	4,021,096
Texas Instruments, Inc. (1)	7,193	825,469
Thermo Fisher Scientific, Inc. (1)	1,169	343,312
Tractor Supply Co. (1)	1,577	171,578
TripAdvisor, Inc. (1)*	6,070	280,980
Tyson Foods, Inc., Class A (1)	19,931	1,609,229
United Rentals, Inc. (1)*	698	92,576
UnitedHealth Group, Inc. (1)	5,286	1,289,837
Veeva Systems, Inc., Class A (1)*	9,464	1,534,209
Ventas, Inc., REIT (1)	2,800	191,380
VeriSign, Inc. (1)*	4,366	913,193
Verizon Communications, Inc. (1)	30,552	1,745,436
Walmart, Inc. (1)	10,903	1,204,672
Wells Fargo & Co. (1)	54,711	2,588,925
Welltower, Inc., REIT (1)	3,001	244,672
Xerox Corp. (1)	19,551	692,301
Xilinx, Inc. (1)	15,956	1,881,532

		179,452,821

TOTAL COMMON STOCKS (Cost $255,411,722)		290,330,655

SHORT-TERM INVESTMENTS - 9.1%

INVESTMENT COMPANIES - 9.1%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.08% (1)(f)(g)	7,506,176	7,506,176
J.P. Morgan U.S. Treasury Plus Money Market Fund - IM Shares, 2.29% (1)(f) (g)	81,490	81,490
Limited Purpose Cash Investment Fund, 2.36% (1)(f)	22,097,365	22,101,785

TOTAL SHORT-TERM INVESTMENTS (Cost $29,683,190)		29,689,451

INVESTMENTS	SHARES	VALUE ($)
SECURITIES LENDING COLLATERAL - 0.2%

Investment Companies - 0.2%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.26% (1)(f)(h)	110,501	$110,501
Limited Purpose Cash Investment Fund 2.36% (1)(f)(h)	536,341	536,448

TOTAL SECURITIES LENDING COLLATERAL (Cost $646,842)		646,949

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 97.8% (Cost $285,741,754)		320,667,055

OTHER ASSETS IN EXCESS OF LIABILITIES - 2.2% (i)		7,126,426

NET ASSETS - 100.0%		$327,793,481

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$17,054,624	5.2%
Consumer Discretionary	21,293,860	6.5
Consumer Staples	22,787,570	7.0
Energy	4,053,034	1.2
Financials	31,713,891	9.7
Health Care	53,227,613	16.2
Industrials	35,558,218	10.8
Information Technology	65,258,409	19.9
Materials	7,688,249	2.3
Real Estate	9,734,404	3.0
Utilities	21,960,783	6.7
Short-Term Investments	29,689,451	9.1
Securities Lending Collateral	646,949	0.2

Total Investments In Securities At Value	320,667,055	97.8
Other Assets in Excess of Liabilities (i)	7,126,426	2.2

Net Assets	$327,793,481	100.0%

*	Non-income producing security.
(a)	The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $615,272.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2019 amounted to $2,722,088, which represents approximately 0.83% of net assets of the fund.

(c)	Represents less than 0.05% of net assets.

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]95

Schedule of Investments	June 30, 2019 (Unaudited)

AQR GLOBAL EQUITY FUND

(d)

Security fair valued as of June 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2019 amounted to $135, which represents approximately 0.00% of net assets of the fund.

(e)	Restricted Security.
(f)	Represents 7-day effective yield as of June 30, 2019.
(g)	All or a portion of the security pledged as collateral for forward foreign currency exchange and swap contracts.
(h)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(i)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security.
(3)	Level 3 security.

Abbreviations

FDR - Fiduciary Depositary Receipt

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

Total return swap contracts outstanding as of June 30, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Hang Seng Index July Futures	Decreases in total return of reference entity	Increases in total return of reference entity	At termination	GSIN	07/30/2019	HKD	17,103,000	$21,273
MSCI Italy Net Return Index	Decreases in total return of reference entity and pays the Euro Interbank Offered Rate (“EURIBOR”) plus or minus a specified spread (-0.40%)	Increases in total return of reference entity	Monthly	JPMC	09/20/2019	EUR	5,120,795	194,950
MSCI Spain Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the EURIBOR plus or minus a specified spread (-0.40%)	Monthly	JPMC	09/18/2019	EUR	(190,320)	924
Swiss Market Index September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	GSIN	09/20/2019	CHF	(3,744,140)	5,041

								222,188

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]96

Schedule of Investments	June 30, 2019 (Unaudited)

AQR GLOBAL EQUITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Japan Net Return Index	Decreases in total return of reference entity and pays the London Interbank Offered Rate (“LIBOR”) plus or minus a specified spread (-0.10%)	Increases in total return of reference entity	Monthly	JPMC	09/24/2019	JPY	1,395,603,608	$(28,036)
MSCI Sweden Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the Stockholm Interbank Offered Rate (“STIBOR”) plus or minus a specified spread (-0.40%)	Monthly	JPMC	09/18/2019	SEK	(21,825,373)	(36,167)

								(64,203)

								$157,985

Futures contracts outstanding as of June 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index	349	7/2019	EUR	$21,957,592	$231,038
Hang Seng Index	59	7/2019	HKD	10,764,590	119,935
DAX Index	22	9/2019	EUR	7,747,517	117,975
FTSE 100 Index	158	9/2019	GBP	14,786,053	73,481
FTSE/MIB Index	77	9/2019	EUR	9,261,747	128,001

					670,430

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]97

Schedule of Investments	June 30, 2019 (Unaudited)

AQR GLOBAL EQUITY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts
Amsterdam Exchange Index	(62)	7/2019	EUR	$ (7,909,135)	$(76,079)
IBEX 35 Index	(34)	7/2019	EUR	(3,546,410)	(22,673)
OMXS30 Index	(132)	7/2019	SEK	(2,303,850)	(45,427)
S&P 500 E-Mini Index	(72)	9/2019	USD	(10,599,120)	(165,175)
S&P/TSX 60 Index	(35)	9/2019	CAD	(5,226,146)	(22,729)
SPI 200 Index	(172)	9/2019	AUD	(19,800,407)	(162,194)

					(494,277)

					$176,153

Forward foreign currency contracts outstanding as of June 30, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	26,341,004	USD	18,306,394	CITG	9/18/2019	$230,531
AUD	26,340,996	USD	18,306,412	JPMC	9/18/2019	230,511
CAD	17,692,006	USD	13,211,495	CITG	9/18/2019	318,093
CAD	17,691,992	USD	13,211,478	JPMC	9/18/2019	318,098
CHF	264,000	USD	267,458	CITG	9/18/2019	4,928
CHF	264,000	USD	267,458	JPMC	9/18/2019	4,928
DKK	696,000	USD	106,136	CITG	9/18/2019	613
DKK	696,000	USD	106,136	JPMC	9/18/2019	613
EUR	8,224,500	USD	9,349,542	CITG	9/18/2019	61,382
EUR	8,224,500	USD	9,349,554	JPMC	9/18/2019	61,370
GBP	834,974	USD	1,061,519	CITG	9/18/2019	2,634
GBP	834,982	USD	1,061,531	JPMC	9/18/2019	2,632
HKD	2,433,000	USD	310,596	CITG	9/18/2019	969
HKD	2,433,000	USD	310,596	JPMC	9/18/2019	969
ILS	1,201,003	USD	335,204	CITG	9/18/2019	2,972
ILS	1,200,996	USD	335,203	JPMC	9/18/2019	2,972
JPY	592,137,500	USD	5,472,628	CITG	9/18/2019	51,666
JPY	592,137,500	USD	5,472,635	JPMC	9/18/2019	51,659
NZD	20,771,497	USD	13,656,124	CITG	9/18/2019	318,963
NZD	20,771,504	USD	13,656,146	JPMC	9/18/2019	318,943
SEK	1,925,000	USD	201,640	CITG	9/18/2019	6,834
SEK	1,925,000	USD	201,640	JPMC	9/18/2019	6,834
SGD	63,000	USD	45,710	CITG	9/18/2019	909
SGD	63,000	USD	45,710	JPMC	9/18/2019	909
USD	11,437	DKK	74,500	CITG	9/18/2019	11
USD	11,437	DKK	74,500	JPMC	9/18/2019	11
USD	7,031	GBP	5,500	CITG	9/18/2019	21
USD	7,031	GBP	5,500	JPMC	9/18/2019	21
USD	1,244,293	JPY	133,230,438	CITG	9/18/2019	1,332
USD	1,244,291	JPY	133,230,438	JPMC	9/18/2019	1,330
USD	2,221	SGD	3,000	CITG	9/18/2019	1
USD	2,221	SGD	3,000	JPMC	9/18/2019	1

Total unrealized appreciation						2,003,660

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]98

Schedule of Investments	June 30, 2019 (Unaudited)

AQR GLOBAL EQUITY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CHF	1,602,500	USD	1,654,587	CITG	9/18/2019	$(1,183)
CHF	1,602,500	USD	1,654,589	JPMC	9/18/2019	(1,185)
EUR	3,343,500	USD	3,832,538	CITG	9/18/2019	(6,721)
EUR	3,343,500	USD	3,832,543	JPMC	9/18/2019	(6,726)
GBP	431,019	USD	550,774	CITG	9/18/2019	(1,452)
GBP	431,022	USD	550,778	JPMC	9/18/2019	(1,452)
HKD	104,500	USD	13,388	CITG	9/18/2019	(6)
HKD	104,500	USD	13,388	JPMC	9/18/2019	(6)
JPY	314,840,000	USD	2,963,406	CITG	9/18/2019	(26,135)
JPY	314,840,000	USD	2,963,410	JPMC	9/18/2019	(26,139)
USD	3,054,319	AUD	4,384,000	CITG	9/18/2019	(30,829)
USD	3,054,315	AUD	4,384,000	JPMC	9/18/2019	(30,832)
USD	143,719	CAD	193,000	CITG	9/18/2019	(3,874)
USD	143,719	CAD	193,000	JPMC	9/18/2019	(3,874)
USD	27,701,873	CHF	27,433,994	CITG	9/18/2019	(603,574)
USD	27,701,850	CHF	27,434,006	JPMC	9/18/2019	(603,609)
USD	1,433,073	DKK	9,509,500	CITG	9/18/2019	(25,452)
USD	1,433,071	DKK	9,509,500	JPMC	9/18/2019	(25,454)
USD	20,675,114	EUR	18,295,508	CITG	9/18/2019	(259,611)
USD	20,675,070	EUR	18,295,492	JPMC	9/18/2019	(259,636)
USD	498,592	HKD	3,903,000	CITG	9/18/2019	(1,220)
USD	498,591	HKD	3,903,000	JPMC	9/18/2019	(1,221)
USD	15,671	ILS	56,000	CITG	9/18/2019	(97)
USD	15,671	ILS	56,000	JPMC	9/18/2019	(97)
USD	8,718,798	JPY	945,943,058	CITG	9/18/2019	(106,293)
USD	8,718,787	JPY	945,943,066	JPMC	9/18/2019	(106,303)
USD	1,580,001	NOK	13,742,000	CITG	9/18/2019	(34,470)
USD	1,579,999	NOK	13,741,999	JPMC	9/18/2019	(34,472)
USD	4,581,697	NZD	6,986,500	CITG	9/18/2019	(118,827)
USD	4,581,691	NZD	6,986,500	JPMC	9/18/2019	(118,833)
USD	4,912,892	SEK	46,569,496	CITG	9/18/2019	(130,511)
USD	4,912,887	SEK	46,569,505	JPMC	9/18/2019	(130,517)
USD	480,800	SGD	660,004	CITG	9/18/2019	(7,597)
USD	480,794	SGD	659,996	JPMC	9/18/2019	(7,597)

Total unrealized depreciation						(2,715,805)

Net unrealized depreciation						$(712,145)

AUD - Australian Dollar

CAD - Canadian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NOK - Norwegian Krone

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

See notes to Schedule of Investments.

[777467.PARTF]99

Schedule of Investments	June 30, 2019 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
COMMON STOCKS - 94.2%

Australia - 9.5%
ASX Ltd.	5,022	$290,960
Aurizon Holdings Ltd.	315,893	1,199,184
BHP Group Ltd.	61,730	1,794,403
BHP Group plc	211,091	5,398,518
BlueScope Steel Ltd.	283,524	2,410,791
Brambles Ltd.	47,037	425,996
Caltex Australia Ltd.	35,498	617,921
CIMIC Group Ltd.	89,624	2,818,267
Cochlear Ltd.	593	86,338
Commonwealth Bank of Australia	1,488	86,585
Dexus, REIT	23,093	210,670
Fortescue Metals Group Ltd.	91,456	581,622
Goodman Group, REIT	54,028	571,064
GPT Group (The), REIT	55,477	239,708
Lendlease Group	24,576	224,574
Mirvac Group, REIT	104,753	230,596
Newcrest Mining Ltd.	73,504	1,651,357
QBE Insurance Group Ltd.	18,902	157,249
Rio Tinto Ltd.	7,677	562,150
Rio Tinto plc	92,880	5,748,631
Santos Ltd.	101,784	508,161
Scentre Group, REIT	147,628	398,415
South32 Ltd.	852,666	1,911,371
Stockland, REIT	62,453	183,115
Vicinity Centres, REIT	94,695	163,038
Woodside Petroleum Ltd.	8,600	220,578

		28,691,262

Belgium - 1.5%
Ageas	31,190	1,623,138
Groupe Bruxelles Lambert SA	1,290	126,744
KBC Group NV	6,844	449,140
Telenet Group Holding NV	3,042	169,508
UCB SA	27,175	2,255,243

		4,623,773

China - 0.4%
Yangzijiang Shipbuilding Holdings Ltd.	1,082,900	1,226,893

Denmark - 2.6%
Danske Bank A/S	19,842	314,363
H Lundbeck A/S	12,334	488,540
Novo Nordisk A/S, Class B	108,835	5,558,988
Orsted A/S (a)	2,843	245,945
Pandora A/S	31,499	1,120,714

		7,728,550

Finland - 1.3%
Fortum OYJ	32,839	725,795
Kone OYJ, Class B	1,450	85,627
Neste OYJ	65,335	2,221,224
Nordea Bank Abp	19,308	140,199
Orion OYJ, Class B	16,994	623,185

		3,796,030

France - 9.5%
Airbus SE	7,844	1,110,095
Alstom SA	3,313	153,559
Atos SE	9,295	776,570

INVESTMENTS	SHARES	VALUE ($)
France - 9.5% (continued)
AXA SA	62,030	$1,629,014
BNP Paribas SA	22,954	1,088,141
Bureau Veritas SA	4,110	101,446
CNP Assurances	21,991	499,160
Credit Agricole SA	31,352	374,115
Dassault Aviation SA	154	221,410
Dassault Systemes SE	6,789	1,082,881
Electricite de France SA	128,502	1,620,135
Engie SA (b)	180,470	2,736,556
Hermes International	1,273	917,704
Ipsen SA	3,138	428,010
Kering SA	3,192	1,883,992
Klepierre SA, REIT	5,535	185,438
Peugeot SA	86,120	2,119,625
Sanofi	31,941	2,760,415
Sartorius Stedim Biotech	1,283	202,307
Schneider Electric SE	5,173	468,068
Societe BIC SA	1,846	140,619
Societe Generale SA	18,458	465,869
Teleperformance	761	152,402
Thales SA	20,593	2,543,691
TOTAL SA	82,098	4,605,188
Unibail-Rodamco-Westfield, REIT	3,742	560,580

		28,826,990

Germany - 9.2%
adidas AG	5,066	1,567,269
Allianz SE (Registered)	20,355	4,909,142
Covestro AG (a)	11,279	574,209
Deutsche Boerse AG	5,074	716,296
Deutsche Wohnen SE	9,934	364,013
E.ON SE	412,280	4,473,286
Fresenius Medical Care AG & Co. KGaA	1,993	156,517
Fresenius SE & Co. KGaA	10,315	560,104
HOCHTIEF AG	2,536	308,832
KION Group AG	12,826	811,127
Porsche Automobil Holding SE (Preference)	4,664	302,155
SAP SE	51,917	7,117,397
Siemens AG (Registered)	26,731	3,182,468
Vonovia SE	7,064	337,446
Wirecard AG	14,730	2,486,664

		27,866,925

Hong Kong - 3.6%
CK Asset Holdings Ltd.	295,000	2,311,053
CK Infrastructure Holdings Ltd.	17,827	145,295
CLP Holdings Ltd.	45,500	501,401
Henderson Land Development Co. Ltd.	151,380	834,607
HKT Trust & HKT Ltd.	202,000	320,658
Hong Kong Exchanges & Clearing Ltd.	32,254	1,139,859
Kerry Properties Ltd.	358,500	1,505,886
Li & Fung Ltd.	664,000	115,851
Link REIT	67,882	835,316
New World Development Co. Ltd.	59,000	92,286
PCCW Ltd.	64,000	36,933
Sino Land Co. Ltd.	212,000	355,541
Sun Hung Kai Properties Ltd.	5,000	84,825
Swire Properties Ltd.	157,200	635,515
WH Group Ltd. (a)	377,500	382,933
Wharf Holdings Ltd. (The)	52,000	137,818

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]100

Schedule of Investments	June 30, 2019 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Hong Kong - 3.6% (continued)
Wheelock & Co. Ltd.	117,000	$840,131
Yue Yuen Industrial Holdings Ltd.	193,500	530,736

		10,806,644

Italy - 2.9%
Assicurazioni Generali SpA	18,224	343,114
Enel SpA	770,427	5,374,306
Eni SpA	63,388	1,053,973
Intesa Sanpaolo SpA	411,610	881,175
Leonardo SpA	55,941	709,697
UniCredit SpA	26,175	322,184

		8,684,449

Japan - 21.4%
AGC, Inc.	5,700	197,459
Alfresa Holdings Corp.	14,800	366,020
Alps Alpine Co. Ltd.	23,300	394,599
Astellas Pharma, Inc.	335,200	4,776,857
Bandai Namco Holdings, Inc.	27,900	1,353,838
Brother Industries Ltd.	28,500	539,829
Dai-ichi Life Holdings, Inc.	59,400	898,707
Daito Trust Construction Co. Ltd.	2,487	317,170
Daiwa House Industry Co. Ltd.	8,395	245,308
Eisai Co. Ltd.	5,700	323,054
Fuji Electric Co. Ltd.	40,300	1,396,667
FUJIFILM Holdings Corp.	10,800	548,314
Fujitsu Ltd.	17,300	1,209,033
Hitachi High-Technologies Corp.	30,200	1,552,558
Hitachi Ltd.	100,100	3,682,951
Hoshizaki Corp.	6,500	484,713
Hoya Corp.	12,400	952,993
Hulic Co. Ltd.	8,000	64,406
IHI Corp.	40,300	974,257
ITOCHU Corp.	26,400	505,746
Japan Airlines Co. Ltd.	105,800	3,376,685
Japan Post Holdings Co. Ltd.	67,300	762,173
Japan Real Estate Investment Corp., REIT	41	249,559
Japan Retail Fund Investment Corp., REIT	73	147,650
JTEKT Corp.	17,700	215,219
Kajima Corp.	21,900	301,223
Kamigumi Co. Ltd.	18,100	429,218
Kyocera Corp.	1,500	98,286
Marubeni Corp.	173,300	1,150,324
Mazda Motor Corp.	8,300	85,917
Medipal Holdings Corp.	6,300	139,347
MINEBEA MITSUMI, Inc.	30,700	523,053
Mitsubishi Corp.	31,200	824,472
Mitsubishi Estate Co. Ltd.	38,020	708,596
Mitsubishi Gas Chemical Co., Inc.	34,300	458,776
Mitsubishi Heavy Industries Ltd.	3,600	157,003
Mitsubishi UFJ Financial Group, Inc.	285,991	1,362,168
Mitsui & Co. Ltd.	34,700	566,405
Mitsui Fudosan Co. Ltd.	18,105	440,027
MS&AD Insurance Group Holdings, Inc.	3,300	104,895
Murata Manufacturing Co. Ltd.	3,300	148,568
Nikon Corp.	91,100	1,295,406
Nintendo Co. Ltd.	2,700	990,627
Nippon Building Fund, Inc., REIT	41	280,833

INVESTMENTS	SHARES	VALUE ($)
Japan - 21.4% (continued)
Nippon Express Co. Ltd.	19,400	$1,034,020
Nippon Telegraph & Telephone Corp.	30,238	1,408,780
Nomura Real Estate Holdings, Inc.	3,900	84,002
NTT DOCOMO, Inc.	26,800	625,296
Obayashi Corp.	27,100	267,713
Olympus Corp.	105,800	1,177,436
Persol Holdings Co. Ltd.	4,700	110,808
Pola Orbis Holdings, Inc.	6,300	176,539
Resona Holdings, Inc.	319,800	1,334,074
SG Holdings Co. Ltd.	6,500	184,823
Shinsei Bank Ltd.	71,100	1,106,482
Shionogi & Co. Ltd.	52,900	3,056,712
SoftBank Group Corp.	80,200	3,862,859
Sompo Holdings, Inc.	2,200	85,099
Sony Corp.	92,800	4,876,639
Sumitomo Corp.	112,700	1,711,696
Sumitomo Dainippon Pharma Co. Ltd.	54,700	1,041,359
Sumitomo Heavy Industries Ltd.	41,800	1,444,102
Sumitomo Mitsui Financial Group, Inc.	38,536	1,365,935
Sumitomo Mitsui Trust Holdings, Inc.	2,700	98,095
Sumitomo Realty & Development Co. Ltd.	12,261	438,634
Suzuken Co. Ltd.	10,200	599,388
Sysmex Corp.	1,300	85,046
Taiheiyo Cement Corp.	5,700	173,056
Taisei Corp.	24,000	874,237
Taisho Pharmaceutical Holdings Co. Ltd.	1,700	130,944
THK Co. Ltd.	23,900	574,878
Tokio Marine Holdings, Inc.	10,100	506,771
Tokyu Fudosan Holdings Corp.	12,883	71,297
Toyota Motor Corp.	9,000	558,575
Toyota Tsusho Corp.	14,000	425,276

		65,091,480

Luxembourg - 0.3%
SES SA, FDR	56,071	875,630

Macau - 0.2%
Wynn Macau Ltd.	241,200	539,962

Malta - 0.0% (c)
BGP Holdings plc (3)*(d)(e)	143,427	201

Netherlands - 6.1%
Adyen NV *(a)	753	580,853
ASML Holding NV	1,250	260,112
ING Groep NV	98,316	1,138,867
Koninklijke Ahold Delhaize NV	181,219	4,068,312
Koninklijke Philips NV	82,030	3,566,332
NN Group NV	2,147	86,307
Randstad NV	6,780	372,105
Royal Dutch Shell plc, Class A	128,762	4,202,483
Royal Dutch Shell plc, Class B	76,454	2,505,145
Wolters Kluwer NV	21,916	1,594,417

		18,374,933

Russia - 0.1%
Evraz plc	39,186	331,801

Singapore - 0.5%
Ascendas REIT	102,137	235,678
CapitaLand Commercial Trust, REIT	121,300	194,651
CapitaLand Mall Trust, REIT	120,594	234,527

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]101

Schedule of Investments	June 30, 2019 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Singapore - 0.5% (continued)
ComfortDelGro Corp. Ltd.	282,200	$554,973
Singapore Exchange Ltd.	25,572	149,814

		1,369,643

South Africa - 0.5%
Anglo American plc	27,673	790,574
Investec plc	89,741	583,374

		1,373,948

Spain - 2.9%
ACS Actividades de Construccion y
Servicios SA	8,191	327,714
Banco Bilbao Vizcaya Argentaria SA	160,870	897,282
Endesa SA	157,595	4,053,433
Iberdrola SA	181,092	1,802,984
Mapfre SA	380,576	1,112,929
Red Electrica Corp. SA	32,189	670,436

		8,864,778

Sweden - 3.1%
Atlas Copco AB, Class B	6,481	186,332
Investor AB, Class B	9,454	454,634
Sandvik AB	113,967	2,094,264
Skandinaviska Enskilda Banken AB, Class A	45,585	422,068
Skanska AB, Class B	23,511	424,819
Swedish Match AB	82,783	3,499,922
Telefonaktiebolaget LM Ericsson, Class B	111,705	1,060,273
Volvo AB, Class B	86,636	1,376,618

		9,518,930

Switzerland - 10.6%
Coca-Cola HBC AG *	64,464	2,435,136
Glencore plc *	297,873	1,030,917
Nestle SA (Registered)	78,294	8,105,170
Novartis AG (Registered)	51,421	4,694,314
Roche Holding AG	29,295	8,237,399
Sonova Holding AG (Registered)	16,208	3,688,918
Swiss Life Holding AG (Registered)	173	85,771
Zurich Insurance Group AG	11,569	4,025,427

		32,303,052

United Kingdom - 8.0%
3i Group plc	29,271	414,124
AstraZeneca plc	2,467	201,681
Aviva plc	370,388	1,961,782
BAE Systems plc	47,593	299,117
Barclays plc	1,749,481	3,327,601
Barratt Developments plc	26,682	194,165
Berkeley Group Holdings plc	2,698	127,868
BP plc	238,232	1,659,707
British American Tobacco plc	18,722	653,696
British Land Co. plc (The), REIT	28,168	192,783
BT Group plc	303,091	757,829
Burberry Group plc	145,642	3,452,035
Centrica plc	1,053,311	1,174,195
Diageo plc	7,814	336,317
Direct Line Insurance Group plc	311,862	1,314,586
Imperial Brands plc	10,124	237,561

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 8.0% (continued)
International Consolidated Airlines Group SA	139,741	$846,017
Land Securities Group plc, REIT	21,547	228,242
London Stock Exchange Group plc	8,751	609,809
Meggitt plc	36,541	243,451
Micro Focus International plc	29,314	770,958
Prudential plc	30,474	665,277
Reckitt Benckiser Group plc	1,411	111,405
RELX plc	16,725	405,656
Royal Bank of Scotland Group plc	117,670	328,195
Standard Life Aberdeen plc	23,144	86,595
Unilever NV, CVA	23,267	1,413,661
Unilever plc	23,068	1,431,953
Vodafone Group plc	527,054	863,875

		24,310,141

TOTAL COMMON STOCKS (Cost $258,948,352)		285,206,015

SHORT-TERM INVESTMENTS - 3.9%

INVESTMENT COMPANIES - 3.9%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.08% (1)(f)(g)	9,171,358	9,171,358
Limited Purpose Cash Investment Fund, 2.36% (1)(f)	2,553,036	2,553,546

TOTAL SHORT-TERM INVESTMENTS (Cost $11,724,138)		11,724,904

SECURITIES LENDING COLLATERAL - 0.7%

Investment Companies - 0.7%
Investments in a Pooled Account through Securities Lending Program with Citibank NA BlackRock Liquidity Funds T-Fund Portfolio, Institutional Shares 2.26% (1)(f)(h)	339,009	339,009
Limited Purpose Cash Investment Fund 2.36% (1)(f)(h)	1,645,453	1,645,782

TOTAL SECURITIES LENDING COLLATERAL (Cost $1,984,462)		1,984,791

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 98.8% (Cost $272,656,952)		298,915,710

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.2% (i)		3,598,641

NET ASSETS - 100.0%		$302,514,351

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]102

Schedule of Investments	June 30, 2019 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$9,911,993	3.3%
Consumer Discretionary	21,042,448	7.0
Consumer Staples	22,852,605	7.5
Energy	17,594,378	5.8
Financials	40,845,491	13.4
Health Care	46,157,448	15.3
Industrials	42,114,860	13.9
Information Technology	22,309,847	7.4
Materials	23,418,178	7.7
Real Estate	15,434,999	5.1
Utilities	23,523,768	7.8
Short-Term Investments	11,724,904	3.9
Securities Lending Collateral	1,984,791	0.7

Total Investments In Securities At Value	298,915,710	98.8
Other Assets in Excess of Liabilities (i)	3,598,641	1.2

Net Assets	$302,514,351	100.0%

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2019 amounted to $1,783,940, which represents approximately 0.59% of net assets of the fund.

(b)	The security or a portion of this security is on loan at June 30, 2019. The total value of securities on loan at June 30, 2019 was $1,889,194.
(c)	Represents less than 0.05% of net assets.
(d)

Security fair valued as of June 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2019 amounted to $201, which represents approximately 0.00% of net assets of the fund.

(e)	Restricted Security.
(f)	Represents 7-day effective yield as of June 30, 2019.
(g)	All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(h)	Represents security, or portion thereof, purchased with the cash collateral received for securities on loan.
(i)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security.
(3)	Level 3 security.

Abbreviations

CVA - Dutch Certification

FDR - Fiduciary Depositary Receipt

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

Total return swap contracts outstanding as of June 30, 2019:

Over the Counter

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Italy Net Return Index	Decreases in total return of reference entity and pays the EURIBOR plus or minus a specified spread (-0.40%)	Increases in total return of reference entity	Monthly	JPMC	09/20/2019	EUR	6,103,334	$232,358

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]103

Schedule of Investments	June 30, 2019 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the Singapore Swap Offered Rate (“SOR”) plus or minus a specified spread (0.25%)	Increases in total return of reference entity	Monthly	JPMC	09/20/2019	SGD	5,786	$207
MSCI Singapore Net Return Index	Decreases in total return of reference entity and pays the SOR plus or minus a specified spread (-0.10%)	Increases in total return of reference entity	Monthly	JPMC	09/20/2019	SGD	1,765,950	65,242
MSCI Spain Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the EURIBOR plus or minus a specified spread (-0.40%)	Monthly	JPMC	09/18/2019	EUR	(1,285,460)	6,240
Swiss Market Index September Futures	Increases in total return of reference entity	Decreases in total return of reference entity	At termination	JPMC	09/20/2019	CHF	(9,754,470)	36,453

								340,500

MSCI Japan Net Return Index	Decreases in total return of reference entity and pays the LIBOR plus or minus a specified spread (-0.10%)	Increases in total return of reference entity	Monthly	JPMC	09/24/2019	JPY	740,828,573	(14,883)

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]104

Schedule of Investments	June 30, 2019 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

REFERENCE ENTITY	PAYMENTS MADE BY FUND	PAYMENTS RECEIVED BY FUND	PAYMENT FREQUENCY	COUNTERPARTY	MATURITY DATE		NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
MSCI Netherlands Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the EURIBOR plus or minus a specified spread (-0.40%)	Monthly	JPMC	09/18/2019	EUR	(1,865,299)	$(18,558)
MSCI Sweden Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the STIBOR plus or minus a specified spread (-0.40%)	Monthly	JPMC	09/18/2019	SEK	(18,543,660)	(30,729)
MSCI Switzerland Net Return Index	Increases in total return of reference entity	Decreases in total return of reference entity and receives the LIBOR plus or minus a specified spread (-0.40%)	Monthly	JPMC	09/18/2019	CHF	(3,261,291)	(24,280)

								(88,450)

								$252,050

Futures contracts outstanding as of June 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
CAC 40 10 Euro Index	431	7/2019	EUR	$27,116,684	$275,299
MSCI Singapore Index	6	7/2019	SGD	167,694	1,914
DAX Index	20	9/2019	EUR	7,043,197	84,766
FTSE 100 Index	33	9/2019	GBP	3,088,226	7,131
FTSE/MIB Index	126	9/2019	EUR	15,155,586	192,230
TOPIX Index	23	9/2019	JPY	3,308,723	(4,048)

					557,292

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]105

Schedule of Investments	June 30, 2019 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Short Contracts
Amsterdam Exchange Index	(81)	7/2019	EUR	$ (10,332,902)	$(105,686)
IBEX 35 Index	(20)	7/2019	EUR	(2,086,124)	(13,477)
OMXS30 Index	(412)	7/2019	SEK	(7,190,806)	(140,381)
SPI 200 Index	(141)	9/2019	AUD	(16,231,728)	(129,731)

					(389,275)

					$168,017

Forward foreign currency contracts outstanding as of June 30, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	44,924,556	USD	31,223,128	CITG	9/18/2019	$391,583
AUD	44,924,544	USD	31,223,159	JPMC	9/18/2019	391,547
CHF	595,000	USD	605,322	CITG	9/18/2019	8,578
CHF	595,000	USD	605,323	JPMC	9/18/2019	8,577
DKK	1,457,000	USD	223,106	CITG	9/18/2019	362
DKK	1,457,000	USD	223,106	JPMC	9/18/2019	361
EUR	9,880,500	USD	11,284,746	CITG	9/18/2019	21,065
EUR	9,880,500	USD	11,284,760	JPMC	9/18/2019	21,050
GBP	3,359,066	USD	4,270,955	CITG	9/18/2019	10,087
GBP	3,359,069	USD	4,270,964	JPMC	9/18/2019	10,081
HKD	9,645,504	USD	1,231,313	CITG	9/18/2019	3,876
HKD	9,645,496	USD	1,231,314	JPMC	9/18/2019	3,875
ILS	3,438,500	USD	959,873	CITG	9/18/2019	8,333
ILS	3,438,500	USD	959,875	JPMC	9/18/2019	8,332
JPY	258,500,000	USD	2,400,532	CITG	9/18/2019	11,121
JPY	258,500,000	USD	2,400,535	JPMC	9/18/2019	11,117
NZD	20,999,504	USD	13,809,137	CITG	9/18/2019	319,348
NZD	20,999,496	USD	13,809,149	JPMC	9/18/2019	319,333
SEK	2,063,500	USD	221,448	CITG	9/18/2019	2,026
SEK	2,063,500	USD	221,448	JPMC	9/18/2019	2,026
SGD	1,267,648	USD	925,133	CITG	9/18/2019	12,914
SGD	1,267,652	USD	925,137	JPMC	9/18/2019	12,913
USD	214,890	DKK	1,399,500	CITG	9/18/2019	240
USD	214,890	DKK	1,399,500	JPMC	9/18/2019	240
USD	99,277	GBP	77,500	CITG	9/18/2019	506
USD	99,277	GBP	77,500	JPMC	9/18/2019	506
USD	731,775	HKD	5,713,500	CITG	9/18/2019	112
USD	731,774	HKD	5,713,500	JPMC	9/18/2019	112
USD	51,405	ILS	182,500	CITG	9/18/2019	17
USD	51,405	ILS	182,500	JPMC	9/18/2019	17
USD	1,075,567	JPY	115,164,388	CITG	9/18/2019	1,151
USD	1,075,566	JPY	115,164,388	JPMC	9/18/2019	1,150
USD	240,471	SEK	2,217,000	CITG	9/18/2019	373
USD	240,471	SEK	2,217,000	JPMC	9/18/2019	373

Total unrealized appreciation						1,583,302

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]106

Schedule of Investments	June 30, 2019 (Unaudited)

AQR INTERNATIONAL EQUITY FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
CHF	212,000	USD	218,878	CITG	9/18/2019	$(143)
CHF	212,000	USD	218,879	JPMC	9/18/2019	(145)
DKK	245,500	USD	37,682	CITG	9/18/2019	(28)
DKK	245,500	USD	37,682	JPMC	9/18/2019	(28)
EUR	6,439,500	USD	7,381,101	CITG	9/18/2019	(12,672)
EUR	6,439,500	USD	7,381,111	JPMC	9/18/2019	(12,681)
GBP	2,154,582	USD	2,753,212	CITG	9/18/2019	(7,254)
GBP	2,154,583	USD	2,753,217	JPMC	9/18/2019	(7,258)
HKD	817,000	USD	104,669	CITG	9/18/2019	(45)
HKD	817,000	USD	104,669	JPMC	9/18/2019	(45)
JPY	182,980,000	USD	1,722,244	CITG	9/18/2019	(15,149)
JPY	182,980,000	USD	1,722,246	JPMC	9/18/2019	(15,151)
SEK	1,000	USD	108	CITG	9/18/2019	—
SEK	1,000	USD	108	JPMC	9/18/2019	—
SGD	50,500	USD	37,384	CITG	9/18/2019	(14)
SGD	50,500	USD	37,384	JPMC	9/18/2019	(14)
USD	16,194,107	AUD	23,183,500	CITG	9/18/2019	(120,793)
USD	16,194,087	AUD	23,183,500	JPMC	9/18/2019	(120,813)
USD	14,310,694	CHF	14,172,400	CITG	9/18/2019	(311,899)
USD	14,310,676	CHF	14,172,400	JPMC	9/18/2019	(311,917)
USD	1,219,665	DKK	8,091,000	CITG	9/18/2019	(21,296)
USD	1,219,663	DKK	8,091,000	JPMC	9/18/2019	(21,297)
USD	24,334,777	EUR	21,533,797	CITG	9/18/2019	(305,376)
USD	24,334,753	EUR	21,533,803	JPMC	9/18/2019	(305,407)
USD	3,664,232	GBP	2,883,000	CITG	9/18/2019	(10,076)
USD	3,664,228	GBP	2,883,000	JPMC	9/18/2019	(10,081)
USD	186,285	HKD	1,458,500	CITG	9/18/2019	(488)
USD	186,285	HKD	1,458,500	JPMC	9/18/2019	(489)
USD	28,811	ILS	103,500	CITG	9/18/2019	(333)
USD	28,811	ILS	103,500	JPMC	9/18/2019	(333)
USD	7,429,717	JPY	806,150,716	CITG	9/18/2019	(91,193)
USD	7,429,708	JPY	806,150,708	JPMC	9/18/2019	(91,203)
USD	3,987,302	SEK	37,798,496	CITG	9/18/2019	(106,216)
USD	3,987,298	SEK	37,798,504	JPMC	9/18/2019	(106,221)
USD	205,700	SGD	279,500	CITG	9/18/2019	(1,127)
USD	205,700	SGD	279,500	JPMC	9/18/2019	(1,128)

Total unrealized depreciation						(2,008,313)

Net unrealized depreciation						$(425,011)

AUD - Australian Dollar

CHF - Swiss Franc

DKK - Danish Krone

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

ILS - Israeli Shekel

JPY - Japanese Yen

NZD - New Zealand Dollar

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

See notes to Schedule of Investments.

[777467.PARTF]107

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 129.7%

COMMON STOCKS - 125.9%

Aerospace & Defense - 3.0%
Boeing Co. (The) (a)	449	$163,440
Curtiss-Wright Corp.	415	52,759
Huntington Ingalls Industries, Inc.	222	49,892
L3 Technologies, Inc.	51	12,504
Raytheon Co.	142	24,691
Spirit AeroSystems Holdings, Inc., Class A	1,324	107,734
Teledyne Technologies, Inc. *	37	10,133

		421,153

Airlines - 0.2%
Southwest Airlines Co.	513	26,050

Auto Components - 0.2%
Lear Corp.	169	23,537

Banks - 4.1%
Bank of America Corp.	2,628	76,212
Citigroup, Inc.	1,670	116,950
Fifth Third Bancorp	336	9,374
First Citizens BancShares, Inc., Class A	51	22,964
JPMorgan Chase & Co.	1,296	144,893
PNC Financial Services Group, Inc. (The)	123	16,885
Popular, Inc.	1,037	56,247
SunTrust Banks, Inc.	249	15,650
Wells Fargo & Co.	2,392	113,189

		572,364

Beverages - 1.0%
Monster Beverage Corp. *	1,116	71,234
PepsiCo, Inc.	488	63,992

		135,226

Biotechnology - 5.6%
AbbVie, Inc.	1,482	107,771
Alexion Pharmaceuticals, Inc. *	199	26,065
Alkermes plc *	2,238	50,445
Amgen, Inc.	368	67,815
Biogen, Inc. *(a)	958	224,047
Celgene Corp. *	401	37,068
Exelixis, Inc. *	5,372	114,800
Gilead Sciences, Inc.	1,616	109,177
Incyte Corp. *	380	32,285
Regeneron Pharmaceuticals, Inc. *	69	21,597

		791,070

Building Products - 0.3%
Armstrong World Industries, Inc.	167	16,232
Masco Corp.	470	18,443

		34,675

Capital Markets - 0.5%
Ameriprise Financial, Inc.	87	12,629
Moody’s Corp.	115	22,461
Morgan Stanley	130	5,695
S&P Global, Inc.	152	34,624

		75,409

Chemicals - 1.9%
Celanese Corp.	796	85,809
Eastman Chemical Co.	109	8,483

INVESTMENTS	SHARES	VALUE ($)
Chemicals - 1.9% (continued)
LyondellBasell Industries NV, Class A	1,703	$146,679
PolyOne Corp.	784	24,610

		265,581

Commercial Services & Supplies - 1.9%
Clean Harbors, Inc. *	677	48,135
Deluxe Corp.	262	10,653
Herman Miller, Inc.	1,005	44,923
HNI Corp.	1,341	47,445
MSA Safety, Inc.	140	14,755
Waste Management, Inc.	812	93,680

		259,591

Communications Equipment - 2.2%
Ciena Corp. *	445	18,303
Cisco Systems, Inc. (a)	3,963	216,895
CommScope Holding Co., Inc. *	1,622	25,514
F5 Networks, Inc. *	197	28,689
Juniper Networks, Inc.	568	15,126

		304,527

Consumer Finance - 0.9%
Synchrony Financial	3,700	128,279

Containers & Packaging - 0.1%
International Paper Co.	459	19,884

Diversified Consumer Services - 0.6%
Graham Holdings Co., Class B	6	4,140
H&R Block, Inc.	961	28,157
Weight Watchers International, Inc. *	2,545	48,610

		80,907

Diversified Financial Services - 1.5%
Berkshire Hathaway, Inc., Class B *(a)	958	204,217

Diversified Telecommunication Services - 1.1%
AT&T, Inc.	1,267	42,457
Verizon Communications, Inc.	1,867	106,662

		149,119

Electric Utilities - 2.2%
American Electric Power Co., Inc.	75	6,601
Exelon Corp. (a)	4,410	211,415
IDACORP, Inc.	559	56,140
OGE Energy Corp.	178	7,576
Pinnacle West Capital Corp.	294	27,663

		309,395

Electrical Equipment - 0.8%
Eaton Corp. plc	590	49,135
Emerson Electric Co.	250	16,680
GrafTech International Ltd.	881	10,132
nVent Electric plc	1,315	32,599

		108,546

Electronic Equipment, Instruments & Components - 1.2%
CDW Corp.	466	51,726
Keysight Technologies, Inc. *	524	47,060
Tech Data Corp. *	611	63,911
Vishay Intertechnology, Inc.	242	3,998

		166,695

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]108

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Energy Equipment & Services - 0.2%
Patterson-UTI Energy, Inc.	2,198	$25,299

Entertainment - 2.9%
Activision Blizzard, Inc.	1,347	63,579
Electronic Arts, Inc. *	1,082	109,563
Viacom, Inc., Class B	1,620	48,389
Walt Disney Co. (The)	942	131,541
Zynga, Inc., Class A *	8,918	54,667

		407,739

Equity Real Estate Investment Trusts (REITs) - 1.6%
American Tower Corp.	63	12,880
AvalonBay Communities, Inc.	49	9,956
Boston Properties, Inc.	183	23,607
Brixmor Property Group, Inc.	3,753	67,104
Equity Residential	274	20,802
Host Hotels & Resorts, Inc.	497	9,055
Medical Properties Trust, Inc.	159	2,773
Outfront Media, Inc.	726	18,723
Prologis, Inc.	20	1,602
Retail Properties of America, Inc., Class A	1,281	15,065
Senior Housing Properties Trust	1,736	14,357
Simon Property Group, Inc.	162	25,881
Vornado Realty Trust	43	2,756

		224,561

Food & Staples Retailing - 1.5%
Kroger Co. (The)	1,552	33,694
Walgreens Boots Alliance, Inc.	114	6,232
Walmart, Inc. (a)	1,532	169,271

		209,197

Food Products - 1.8%
Archer-Daniels-Midland Co.	1,560	63,648
Ingredion, Inc.	165	13,611
Tyson Foods, Inc., Class A (a)	2,242	181,019

		258,278

Gas Utilities - 0.0% (b)
UGI Corp.	109	5,822

Health Care Equipment & Supplies - 5.0%
Abbott Laboratories	279	23,464
Align Technology, Inc. *	85	23,264
Baxter International, Inc.	1,851	151,597
Boston Scientific Corp. *	759	32,622
Danaher Corp.	560	80,035
DENTSPLY SIRONA, Inc.	298	17,391
Edwards Lifesciences Corp. *	215	39,719
Globus Medical, Inc., Class A *	860	36,378
Haemonetics Corp. *	136	16,366
Inogen, Inc. *	1,180	78,777
Masimo Corp. *	439	65,332
Medtronic plc	1,269	123,588
NuVasive, Inc. *	246	14,401
Varian Medical Systems, Inc. *	28	3,812

		706,746

Health Care Providers & Services - 2.8%
Anthem, Inc.	258	72,810
Cardinal Health, Inc.	624	29,390
HCA Healthcare, Inc.	144	19,465

INVESTMENTS	SHARES	VALUE ($)
Health Care Providers & Services - 2.8% (continued)
Humana, Inc.	256	$67,917
McKesson Corp.	793	106,571
Tenet Healthcare Corp. *	137	2,830
UnitedHealth Group, Inc.	385	93,944

		392,927

Health Care Technology - 1.8%
Allscripts Healthcare Solutions, Inc. *	616	7,164
Cerner Corp. (a)	1,532	112,295
Veeva Systems, Inc., Class A *	834	135,200

		254,659

Hotels, Restaurants & Leisure - 1.1%
Brinker International, Inc.	134	5,273
Darden Restaurants, Inc.	187	22,763
Las Vegas Sands Corp.	1,691	99,921
Norwegian Cruise Line Holdings Ltd. *	240	12,871
Starbucks Corp.	143	11,988

		152,816

Household Durables - 0.6%
PulteGroup, Inc.	2,060	65,137
Toll Brothers, Inc.	114	4,175
Tupperware Brands Corp.	698	13,283

		82,595

Household Products - 1.8%
Colgate-Palmolive Co.	158	11,324
Kimberly-Clark Corp.	411	54,778
Procter & Gamble Co. (The) (a)	1,638	179,607

		245,709

Industrial Conglomerates - 0.9%
3M Co.	36	6,240
General Electric Co.	5,276	55,398
Honeywell International, Inc.	390	68,090

		129,728

Insurance - 4.2%
Aflac, Inc.	2,284	125,186
Allstate Corp. (The)	1,082	110,029
American National Insurance Co.	48	5,590
Assured Guaranty Ltd.	946	39,808
Athene Holding Ltd., Class A *	1,082	46,591
Fidelity National Financial, Inc.	1,965	79,189
First American Financial Corp.	683	36,677
MetLife, Inc.	312	15,497
Progressive Corp. (The)	112	8,952
Prudential Financial, Inc.	36	3,636
Reinsurance Group of America, Inc.	372	58,043
Travelers Cos., Inc. (The)	419	62,649
Unum Group	72	2,416

		594,263

Interactive Media & Services - 7.2%
Alphabet, Inc., Class A *(a)	224	242,547
Alphabet, Inc., Class C *(a)	157	169,703
Facebook, Inc., Class A *(a)	2,038	393,334
IAC/InterActiveCorp *	439	95,496
TripAdvisor, Inc. *	1,087	50,317
Twitter, Inc. *	414	14,448

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]109

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Interactive Media & Services - 7.2% (continued)
Yelp, Inc. *	1,159	$39,615

		1,005,460

Internet & Direct Marketing Retail - 5.9%
Amazon.com, Inc. *(a)	299	566,195
Booking Holdings, Inc. *	65	121,856
eBay, Inc.	2,937	116,012
Qurate Retail, Inc. *	2,159	26,750

		830,813

IT Services - 6.8%
Accenture plc, Class A	25	4,619
Akamai Technologies, Inc. *	1,184	94,886
Alliance Data Systems Corp.	23	3,223
Amdocs Ltd.	150	9,313
Booz Allen Hamilton Holding Corp.	142	9,402
Broadridge Financial Solutions, Inc.	173	22,089
CACI International, Inc., Class A *	81	16,572
Cognizant Technology Solutions Corp., Class A	1,045	66,243
Conduent, Inc. *	5,981	57,358
DXC Technology Co.	1,249	68,882
EPAM Systems, Inc. *	438	75,818
First Data Corp., Class A *	310	8,392
International Business Machines Corp. (a)	1,448	199,679
Mastercard, Inc., Class A	318	84,120
MAXIMUS, Inc.	414	30,032
PayPal Holdings, Inc. *	1,090	124,761
Sabre Corp.	132	2,930
VeriSign, Inc. *	276	57,728
Worldpay, Inc. *	161	19,731

		955,778

Life Sciences Tools & Services - 2.2%
Agilent Technologies, Inc.	1,206	90,052
Bruker Corp.	2,016	100,699
Charles River Laboratories
International, Inc. *	132	18,731
IQVIA Holdings, Inc. *	29	4,666
PRA Health Sciences, Inc. *	245	24,292
Thermo Fisher Scientific, Inc.	235	69,015

		307,455

Machinery - 2.4%
Crane Co.	116	9,679
Cummins, Inc.	655	112,228
Ingersoll-Rand plc	844	106,909
ITT, Inc.	451	29,532
Kennametal, Inc.	583	21,565
Oshkosh Corp.	600	50,094

		330,007

Media - 3.6%
Altice USA, Inc., Class A *	655	15,949
AMC Networks, Inc., Class A *	1,292	70,401
CBS Corp. (Non-Voting), Class B	2,617	130,589
Comcast Corp., Class A (a)	5,276	223,069
TEGNA, Inc.	3,972	60,176

		500,184

INVESTMENTS	SHARES	VALUE ($)
Metals & Mining - 0.8%
Reliance Steel & Aluminum Co.	583	$55,163
Steel Dynamics, Inc.	1,840	55,568

		110,731

Multiline Retail - 0.7%
Dollar General Corp.	38	5,136
Target Corp.	1,122	97,176

		102,312

Multi-Utilities - 1.2%
Black Hills Corp.	825	64,490
CenterPoint Energy, Inc.	1,190	34,070
NorthWestern Corp.	828	59,740
Public Service Enterprise Group, Inc.	257	15,117

		173,417

Oil, Gas & Consumable Fuels - 5.3%
Anadarko Petroleum Corp.	274	19,334
Chevron Corp.	203	25,261
ConocoPhillips (a)	2,813	171,593
Devon Energy Corp.	2,413	68,819
Exxon Mobil Corp.	1,338	102,531
HollyFrontier Corp.	865	40,032
Marathon Oil Corp.	1,473	20,931
Phillips 66	936	87,553
Pioneer Natural Resources Co.	96	14,771
Southwestern Energy Co. *	2,270	7,173
Valero Energy Corp.	1,096	93,829
Whiting Petroleum Corp. *	376	7,024
World Fuel Services Corp.	2,191	78,788

		737,639

Personal Products - 0.0% (b)
Nu Skin Enterprises, Inc., Class A	127	6,264

Pharmaceuticals - 5.4%
Bristol-Myers Squibb Co.	2,672	121,175
Eli Lilly & Co.	159	17,616
Johnson & Johnson (a)	1,296	180,507
Mallinckrodt plc *	261	2,396
Merck & Co., Inc. (a)	2,264	189,836
Mylan NV *	928	17,669
Pfizer, Inc. (a)	5,311	230,073

		759,272

Professional Services - 1.2%
Insperity, Inc.	493	60,215
ManpowerGroup, Inc.	478	46,175
Robert Half International, Inc.	1,123	64,022

		170,412

Road & Rail - 0.1%
CSX Corp.	48	3,714
Norfolk Southern Corp.	82	16,345

		20,059

Semiconductors & Semiconductor Equipment - 5.7%
Applied Materials, Inc.	3,784	169,940
Cirrus Logic, Inc. *	877	38,325
Intel Corp. (a)	3,474	166,300
Lam Research Corp.	291	54,661
Micron Technology, Inc. *	2,393	92,346

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]110

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Semiconductors & Semiconductor Equipment - 5.7% (continued)
ON Semiconductor Corp. *	77	$1,556
QUALCOMM, Inc.	1,152	87,633
Skyworks Solutions, Inc.	914	70,625
Texas Instruments, Inc.	369	42,346
Xilinx, Inc.	662	78,063

		801,795

Software - 10.8%
Adobe, Inc. *	403	118,744
Aspen Technology, Inc. *	362	44,989
Autodesk, Inc. *	229	37,304
Cadence Design Systems, Inc. *	1,629	115,350
CommVault Systems, Inc. *	1,314	65,201
Dropbox, Inc., Class A *	523	13,101
Fortinet, Inc. *	638	49,018
Intuit, Inc.	419	109,497
Manhattan Associates, Inc. *	476	33,001
Microsoft Corp. (a)	4,747	635,908
Nutanix, Inc., Class A *	421	10,921
Oracle Corp.	2,262	128,866
Paycom Software, Inc. *	50	11,336
Red Hat, Inc. *	115	21,592
salesforce.com, Inc. *	164	24,884
ServiceNow, Inc. *	134	36,792
Symantec Corp.	2,548	55,445

		1,511,949

Specialty Retail - 2.8%
AutoZone, Inc. *	38	41,780
Best Buy Co., Inc.	1,400	97,622
Foot Locker, Inc.	1,225	51,352
Home Depot, Inc. (The)	429	89,219
Michaels Cos., Inc. (The) *	2,453	21,341
Murphy USA, Inc. *	32	2,689
Sally Beauty Holdings, Inc. *	614	8,191
Signet Jewelers Ltd.	241	4,309
TJX Cos., Inc. (The)	627	33,156
Tractor Supply Co.	141	15,341
Urban Outfitters, Inc. *	1,413	32,145

		397,145

Technology Hardware, Storage & Peripherals - 4.2%
Apple, Inc. (a)	2,557	506,081
Hewlett Packard Enterprise Co.	193	2,885
HP, Inc.	3,463	71,996
Xerox Corp.	324	11,473

		592,435

Textiles, Apparel & Luxury Goods - 2.4%
Columbia Sportswear Co.	138	13,822
Deckers Outdoor Corp. *	368	64,757
Lululemon Athletica, Inc. *	360	64,876
NIKE, Inc., Class B	809	67,915
Ralph Lauren Corp.	379	43,051
Skechers U.S.A., Inc., Class A *	2,475	77,938

		332,359

Tobacco - 0.3%
Philip Morris International, Inc.	583	45,783

INVESTMENTS	SHARES	VALUE ($)
Trading Companies & Distributors - 1.4%
MSC Industrial Direct Co., Inc., Class A	187	$13,887
WESCO International, Inc. *	2,273	115,127
WW Grainger, Inc.	237	63,571

		192,585

TOTAL COMMON STOCKS (Cost $14,969,082)		17,650,418

EXCHANGE TRADED FUNDS - 3.0%
SPDR S&P 500 ETF Trust (Cost $405,761)	1,433	419,869

SHORT-TERM INVESTMENTS - 0.8%

INVESTMENT COMPANIES - 0.8%
Limited Purpose Cash Investment Fund, 2.36% (c)	101,198	101,219
UBS Select Treasury Preferred Fund, Class I, 2.23% (c)	10,796	10,796

TOTAL SHORT-TERM INVESTMENTS (Cost $112,001)		112,015

TOTAL LONG POSITIONS (Cost $15,486,844)		18,182,302

SHORT POSITIONS - (30.0)%

COMMON STOCKS - (30.0)%

Aerospace & Defense - (0.4)%
BWX Technologies, Inc.	(286)	(14,900)
TransDigm Group, Inc. *	(91)	(44,026)

		(58,926)

Airlines - (0.2)%
Copa Holdings SA, Class A (Panama)	(240)	(23,417)

Auto Components - (1.5)%
Adient plc	(2,189)	(53,127)
Aptiv plc	(1,279)	(103,381)
Autoliv, Inc. (Sweden)	(74)	(5,218)
Visteon Corp. *	(898)	(52,605)

		(214,331)

Automobiles - (0.8)%
Tesla, Inc.	(501)	(111,953)

Banks - (2.6)%
Home BancShares, Inc.	(2,979)	(57,376)
Pinnacle Financial Partners, Inc.	(1,383)	(79,495)
Sterling Bancorp	(5,668)	(120,615)
SVB Financial Group *	(49)	(11,005)
United Bankshares, Inc.	(2,436)	(90,351)

		(358,842)

Biotechnology - (1.7)%
Agios Pharmaceuticals, Inc. *	(409)	(20,401)
Bluebird Bio, Inc. *	(642)	(81,662)
Ligand Pharmaceuticals, Inc. *	(703)	(80,248)
Sage Therapeutics, Inc. *	(335)	(61,335)

		(243,646)

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]111

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Capital Markets - (0.6)%
Legg Mason, Inc.	(76)	$(2,909)
Virtu Financial, Inc., Class A	(3,637)	(79,214)

		(82,123)

Chemicals - (1.6)%
Albemarle Corp.	(1,353)	(95,265)
Chemours Co. (The)	(353)	(8,472)
Element Solutions, Inc. *	(590)	(6,100)
International Flavors & Fragrances, Inc.	(596)	(86,474)
Olin Corp.	(1,425)	(31,222)

		(227,533)

Commercial Services & Supplies - (0.4)%
Stericycle, Inc. *	(1,210)	(57,778)

Communications Equipment - (0.3)%
Lumentum Holdings, Inc. *	(199)	(10,628)
ViaSat, Inc. *	(457)	(36,935)

		(47,563)

Construction & Engineering - (0.2)%
Granite Construction, Inc.	(679)	(32,714)

Electronic Equipment, Instruments & Components - (0.9)%
Cognex Corp.	(1,670)	(80,127)
IPG Photonics Corp. *	(201)	(31,004)
Littelfuse, Inc.	(61)	(10,791)
SYNNEX Corp.	(30)	(2,952)

		(124,874)

Energy Equipment & Services - (2.1)%
Baker Hughes a GE Co.	(2,980)	(73,397)
Core Laboratories NV	(207)	(10,822)
Ensco Rowan plc, Class A	(7,933)	(67,668)
National Oilwell Varco, Inc.	(777)	(17,273)
Transocean Ltd. *	(20,289)	(130,053)

		(299,213)

Equity Real Estate Investment Trusts (REITs) - (0.1)%
Colony Capital, Inc.	(2,521)	(12,605)

Food Products - (1.2)%
Conagra Brands, Inc.	(4,864)	(128,993)
Hain Celestial Group, Inc. (The) *	(658)	(14,410)
Kraft Heinz Co. (The)	(667)	(20,704)

		(164,107)

Health Care Equipment & Supplies - (0.9)%
Insulet Corp. *	(1,013)	(120,932)
Penumbra, Inc. *	(24)	(3,840)

		(124,772)

Health Care Providers & Services - (1.0)%
Acadia Healthcare Co., Inc. *	(3,879)	(135,571)

Hotels, Restaurants & Leisure - (1.2)%
Caesars Entertainment Corp. *	(4,066)	(48,060)
Penn National Gaming, Inc. *	(3,861)	(74,363)
Scientific Games Corp. *	(2,467)	(48,896)

		(171,319)

Interactive Media & Services - (0.3)%
Zillow Group, Inc., Class C *	(851)	(39,478)

INVESTMENTS	SHARES	VALUE ($)
IT Services - (0.3)%
Switch, Inc., Class A	(3,128)	$(40,946)

Leisure Products - (0.2)%
Mattel, Inc. *	(2,842)	(31,859)

Machinery - (1.9)%
Wabtec Corp.	(3,168)	(227,336)
Welbilt, Inc. *	(2,077)	(34,686)

		(262,022)

Media - (0.2)%
Meredith Corp.	(536)	(29,512)

Metals & Mining - (1.4)%
Allegheny Technologies, Inc. *	(1,590)	(40,068)
Commercial Metals Co.	(186)	(3,320)
Compass Minerals International, Inc.	(616)	(33,849)
Freeport-McMoRan, Inc.	(3,382)	(39,265)
Newmont Goldcorp Corp.	(218)	(8,386)
Royal Gold, Inc.	(439)	(44,993)
United States Steel Corp.	(1,250)	(19,138)

		(189,019)

Oil, Gas & Consumable Fuels - (3.5)%
Callon Petroleum Co. *	(9,087)	(59,883)
Cheniere Energy, Inc. *	(734)	(50,242)
Chesapeake Energy Corp. *	(1,313)	(2,560)
Concho Resources, Inc.	(694)	(71,607)
Equitrans Midstream Corp.	(2,677)	(52,764)
Hess Corp.	(903)	(57,404)
Matador Resources Co. *	(4,199)	(83,476)
Noble Energy, Inc.	(1,419)	(31,786)
Oasis Petroleum, Inc. *	(4,711)	(26,758)
Range Resources Corp.	(1,149)	(8,020)
Targa Resources Corp.	(1,153)	(45,267)

		(489,767)

Pharmaceuticals - (0.4)%
Catalent, Inc. *	(409)	(22,172)
Perrigo Co. plc	(751)	(35,763)

		(57,935)

Road & Rail - (0.6)%
Knight-Swift Transportation Holdings, Inc.	(2,385)	(78,323)

Semiconductors & Semiconductor Equipment - (2.3)%
Advanced Micro Devices, Inc. *	(638)	(19,376)
Cree, Inc. *	(622)	(34,944)
Marvell Technology Group Ltd.	(6,367)	(151,980)
Microchip Technology, Inc.	(723)	(62,684)
Universal Display Corp.	(305)	(57,359)

		(326,343)

Specialty Retail - (0.8)%
CarMax, Inc. *	(354)	(30,738)
Floor & Decor Holdings, Inc., Class A *	(2,065)	(86,523)

		(117,261)

Textiles, Apparel & Luxury Goods - (0.2)%
Under Armour, Inc., Class A *	(1,033)	(26,187)

Thrifts & Mortgage Finance - (0.1)%
LendingTree, Inc. *	(38)	(15,961)

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]112

Schedule of Investments	June 30, 2019 (Unaudited)

AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Trading Companies & Distributors - (0.1)%
Univar, Inc. *	(419)	$(9,235)

TOTAL COMMON STOCKS (Proceeds $(4,321,171))		(4,205,135)

TOTAL SHORT POSITIONS (Proceeds $(4,321,171))		(4,205,135)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 99.7% (Cost $11,165,673)		13,977,167

OTHER ASSETS IN EXCESS OF LIABILITIES - 0.3%		36,249

NET ASSETS - 100.0%		$14,013,416

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$1,993,512	14.2%
Consumer Discretionary	1,329,574	9.5
Consumer Staples	736,349	5.2
Energy	(26,043)	(0.2)
Financials	1,117,607	8.0
Health Care	2,650,206	18.9
Industrials	1,170,391	8.3
Information Technology	3,793,453	27.1
Exchange Traded Funds	419,869	3.0
Materials	(20,355)	(0.1)
Real Estate	211,956	1.5
Utilities	488,633	3.5
Short-Term Investments	112,015	0.8

Total Investments In Securities At Value	13,977,167	99.7
Other Assets in Excess of Liabilities	36,249	0.3

Net Assets	$14,013,416	100.0%

All securities are United States companies, unless noted otherwise in parentheses.

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $4,554,367.
(b)	Represents less than 0.05% of net assets.
(c)	Represents 7-day effective yield as of June 30, 2019.

All securities are Level 1 with respect to ASC 820.

Abbreviations

SPDR - Standard & Poor’s Depositary Receipt

See notes to Schedule of Investments.

[777467.PARTF]113

Schedule of Investments	June 30, 2019 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 129.7%

COMMON STOCKS - 126.6%

Aerospace & Defense - 3.0%
AAR Corp.	153	$5,629
Astronics Corp. *	179	7,199
Ducommun, Inc. *	101	4,552
Moog, Inc., Class A (a)	159	14,884
Vectrus, Inc. *	708	28,717
Wesco Aircraft Holdings, Inc. *	734	8,147

		69,128

Air Freight & Logistics - 0.3%
Hub Group, Inc., Class A *	190	7,976

Airlines - 0.5%
Allegiant Travel Co.	14	2,009
SkyWest, Inc.	80	4,854
Spirit Airlines, Inc. *	78	3,723

		10,586

Auto Components - 1.2%
Cooper-Standard Holdings, Inc. *	81	3,712
Dana, Inc.	596	11,884
Stoneridge, Inc. *	362	11,421
Tower International, Inc.	22	429

		27,446

Banks - 3.8%
Atlantic Capital Bancshares, Inc. *	261	4,468
BancFirst Corp.	51	2,839
Bancorp, Inc. (The) *	1,226	10,936
Bank of NT Butterfield & Son Ltd. (The)	59	2,004
Chemical Financial Corp.	78	3,207
Community Trust Bancorp, Inc.	50	2,114
Customers Bancorp, Inc. *	231	4,851
Financial Institutions, Inc.	170	4,955
First Bancorp/PR	570	6,293
First Merchants Corp.	13	493
Great Southern Bancorp, Inc.	168	10,055
Great Western Bancorp, Inc.	18	643
Hilltop Holdings, Inc.	612	13,017
IBERIABANK Corp.	37	2,806
International Bancshares Corp.	282	10,634
OFG Bancorp	263	6,252

		85,567

Beverages - 0.5%
Boston Beer Co., Inc. (The), Class A *	6	2,267
National Beverage Corp.	219	9,774

		12,041

Biotechnology - 9.4%
ACADIA Pharmaceuticals, Inc. *	143	3,822
Acorda Therapeutics, Inc. *	606	4,648
Aduro Biotech, Inc. *	1,260	1,940
AMAG Pharmaceuticals, Inc. *	234	2,338
Amicus Therapeutics, Inc. *	215	2,683
Arena Pharmaceuticals, Inc. *	79	4,632
Array BioPharma, Inc. *	252	11,675
Arrowhead Pharmaceuticals, Inc. *	283	7,500
BioSpecifics Technologies Corp. *	75	4,478
CareDx, Inc. *(a)	375	13,496

INVESTMENTS	SHARES	VALUE ($)
Biotechnology - 9.4% (continued)
Catalyst Biosciences, Inc. *	64	$472
CytomX Therapeutics, Inc. *	88	987
Eagle Pharmaceuticals, Inc. *	55	3,062
Emergent BioSolutions, Inc. *	282	13,624
Enanta Pharmaceuticals, Inc. *(a)	181	15,273
Epizyme, Inc. *	33	414
FibroGen, Inc. *	60	2,711
Genomic Health, Inc. *(a)	388	22,570
Halozyme Therapeutics, Inc. *	187	3,213
Idera Pharmaceuticals, Inc. *	245	654
ImmunoGen, Inc. *	135	293
Insmed, Inc. *	120	3,072
Intercept Pharmaceuticals, Inc. *	33	2,626
Invitae Corp. *	220	5,170
Ironwood Pharmaceuticals, Inc. *	262	2,866
Jounce Therapeutics, Inc. *	638	3,158
Ligand Pharmaceuticals, Inc. *(a)	116	13,241
Momenta Pharmaceuticals, Inc. *	157	1,955
Myriad Genetics, Inc. *	292	8,112
Natera, Inc. *	233	6,426
PDL BioPharma, Inc. *	1,337	4,198
Portola Pharmaceuticals, Inc. *	71	1,926
PTC Therapeutics, Inc. *	121	5,445
REGENXBIO, Inc. *	240	12,329
Sangamo Therapeutics, Inc. *	144	1,551
Selecta Biosciences, Inc. *	270	483
Spark Therapeutics, Inc. *	36	3,686
Veracyte, Inc. *	332	9,465
Vericel Corp. *	438	8,274
Voyager Therapeutics, Inc. *	21	572

		215,040

Building Products - 1.8%
Armstrong Flooring, Inc. *	303	2,985
Builders FirstSource, Inc. *(a)	1,147	19,338
Cornerstone Building Brands, Inc. *	251	1,463
CSW Industrials, Inc.	238	16,220

		40,006

Capital Markets - 1.1%
Blucora, Inc. *	51	1,549
BrightSphere Investment Group plc	118	1,346
Federated Investors, Inc., Class B	167	5,427
Oppenheimer Holdings, Inc., Class A	263	7,159
Waddell & Reed Financial, Inc., Class A	152	2,534
Westwood Holdings Group, Inc.	179	6,301

		24,316

Chemicals - 2.0%
AdvanSix, Inc. *	204	4,984
FutureFuel Corp.	252	2,946
Ingevity Corp. *	31	3,260
Kraton Corp. *	45	1,398
OMNOVA Solutions, Inc. *	1,655	10,311
PolyOne Corp.	248	7,785
Stepan Co.	7	643
Trinseo SA (a)	350	14,819

		46,146

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]114

Schedule of Investments	June 30, 2019 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Commercial Services & Supplies - 4.1%
Advanced Disposal Services, Inc. *	79	$2,521
Brady Corp., Class A	73	3,600
Ennis, Inc.	218	4,473
Heritage-Crystal Clean, Inc. *	195	5,131
Herman Miller, Inc.	208	9,298
HNI Corp.	50	1,769
Interface, Inc.	253	3,879
Kimball International, Inc., Class B	686	11,957
McGrath RentCorp (a)	311	19,329
Multi-Color Corp.	16	800
Pitney Bowes, Inc.	358	1,532
RR Donnelley & Sons Co.	857	1,688
SP Plus Corp. *	253	8,078
Steelcase, Inc., Class A	663	11,337
Tetra Tech, Inc.	27	2,121
UniFirst Corp.	27	5,091

		92,604

Communications Equipment - 2.5%
Acacia Communications, Inc. *	37	1,745
ADTRAN, Inc.	547	8,342
Aerohive Networks, Inc. *	594	2,631
Calix, Inc. *	754	4,946
Casa Systems, Inc. *	1,436	9,233
Comtech Telecommunications Corp.	19	534
Digi International, Inc. *	798	10,119
Extreme Networks, Inc. *	1,621	10,488
Finisar Corp. *	142	3,248
NETGEAR, Inc. *	74	1,871
Ribbon Communications, Inc. *	702	3,433

		56,590

Construction & Engineering - 1.4%
Comfort Systems USA, Inc.	115	5,864
EMCOR Group, Inc. (a)	170	14,977
Great Lakes Dredge & Dock Corp. *	896	9,892
MYR Group, Inc. *	13	485

		31,218

Consumer Finance - 1.1%
Enova International, Inc. *	354	8,160
FirstCash, Inc.	49	4,901
Green Dot Corp., Class A *	68	3,325
LendingClub Corp. *	451	1,479
Regional Management Corp. *	277	7,305

		25,170

Diversified Consumer Services - 2.0%
American Public Education, Inc. *	521	15,411
Career Education Corp. *	448	8,543
K12, Inc. *	316	9,610
Weight Watchers International, Inc. *	588	11,231

		44,795

Diversified Telecommunication Services - 0.8%
ATN International, Inc.	101	5,831
Frontier Communications Corp. *	204	357
Intelsat SA *	149	2,898
Ooma, Inc. *	30	314
Vonage Holdings Corp. *	798	9,041

		18,441

INVESTMENTS	SHARES	VALUE ($)
Electric Utilities - 0.0% (b)
El Paso Electric Co.	19	$1,243

Electrical Equipment - 2.6%
Allied Motion Technologies, Inc.	49	1,857
Atkore International Group, Inc. *(a)	1,347	34,847
Encore Wire Corp.	141	8,260
EnerSys	68	4,658
Generac Holdings, Inc. *	48	3,331
Vicor Corp. *	215	6,676

		59,629

Electronic Equipment, Instruments & Components - 4.0%
Anixter International, Inc. *	191	11,405
Control4 Corp. *	29	689
ePlus, Inc. *	187	12,892
Fabrinet (Thailand) *	56	2,781
Insight Enterprises, Inc. *(a)	365	21,243
KEMET Corp.	150	2,821
Methode Electronics, Inc.	8	229
PC Connection, Inc.	167	5,842
ScanSource, Inc. *	84	2,735
Tech Data Corp. *	102	10,669
Vishay Intertechnology, Inc. (a)	973	16,074
Vishay Precision Group, Inc. *	107	4,347

		91,727

Energy Equipment & Services - 0.6%
FTS International, Inc. *	518	2,890
Keane Group, Inc. *	365	2,453
Mammoth Energy Services, Inc.	517	3,557
Matrix Service Co. *	233	4,721

		13,621

Entertainment - 0.8%
Glu Mobile, Inc. *	1,574	11,301
Rosetta Stone, Inc. *	345	7,894

		19,195

Equity Real Estate Investment Trusts (REITs) - 3.3%
Alexander’s, Inc.	3	1,111
Americold Realty Trust	122	3,955
Ashford Hospitality Trust, Inc.	1,502	4,461
Braemar Hotels & Resorts, Inc.	1,365	13,514
Cedar Realty Trust, Inc.	6,506	17,241
CoreCivic, Inc.	175	3,633
CorePoint Lodging, Inc.	63	781
Cousins Properties, Inc.	36	1,302
Franklin Street Properties Corp.	593	4,376
GEO Group, Inc. (The)	115	2,416
Getty Realty Corp.	183	5,629
Industrial Logistics Properties Trust	66	1,374
Kite Realty Group Trust	180	2,723
Mack-Cali Realty Corp.	98	2,282
Omega Healthcare Investors, Inc.	43	1,580
RPT Realty	136	1,647
Xenia Hotels & Resorts, Inc.	337	7,027

		75,052

Food & Staples Retailing - 1.2%
BJ’s Wholesale Club Holdings, Inc. *	140	3,696
Ingles Markets, Inc., Class A	227	7,066
Natural Grocers by Vitamin Cottage, Inc. *	279	2,804

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]115

Schedule of Investments	June 30, 2019 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Food & Staples Retailing - 1.2% (continued)
Performance Food Group Co. *	79	$3,162
SpartanNash Co.	589	6,874
Weis Markets, Inc.	90	3,277

		26,879

Food Products - 0.6%
Darling Ingredients, Inc. *	507	10,084
John B Sanfilippo & Son, Inc.	33	2,630

		12,714

Health Care Equipment & Supplies - 6.6%
AngioDynamics, Inc. *	116	2,284
Cardiovascular Systems, Inc. *	214	9,187
Cutera, Inc. *	178	3,699
Glaukos Corp. *	12	905
Globus Medical, Inc., Class A *(a)	328	13,874
Haemonetics Corp. *(a)	233	28,039
Inogen, Inc. *	23	1,536
Integer Holdings Corp. *	129	10,826
IntriCon Corp. *	89	2,079
Lantheus Holdings, Inc. *(a)	502	14,207
LeMaitre Vascular, Inc.	78	2,182
LivaNova plc *	14	1,007
Meridian Bioscience, Inc.	59	701
Novocure Ltd. *	31	1,960
NuVasive, Inc. *	51	2,986
OraSure Technologies, Inc. *	371	3,443
Orthofix Medical, Inc. *	17	899
STAAR Surgical Co. *(a)	508	14,925
Surmodics, Inc. *	230	9,929
Tandem Diabetes Care, Inc. *(a)	322	20,775
Utah Medical Products, Inc.	54	5,168

		150,611

Health Care Providers & Services - 3.3%
Addus HomeCare Corp. *	35	2,623
Amedisys, Inc. *	101	12,262
Brookdale Senior Living, Inc. *	726	5,235
CorVel Corp. *(a)	294	25,581
Cross Country Healthcare, Inc. *	562	5,272
Ensign Group, Inc. (The)	117	6,660
HealthEquity, Inc. *	113	7,390
Magellan Health, Inc. *	45	3,340
Providence Service Corp. (The) *	18	1,032
Tenet Healthcare Corp. *	132	2,727
Triple-S Management Corp., Class B *	144	3,434

		75,556

Health Care Technology - 2.4%
Allscripts Healthcare Solutions, Inc. *	104	1,210
Castlight Health, Inc., Class B *	1,066	3,443
HealthStream, Inc. *	571	14,766
HMS Holdings Corp. *(a)	432	13,993
Inspire Medical Systems, Inc. *	85	5,155
NextGen Healthcare, Inc. *(a)	869	17,293

		55,860

Hotels, Restaurants & Leisure - 2.3%
BJ’s Restaurants, Inc.	207	9,096
Bloomin’ Brands, Inc. (a)	683	12,915
Boyd Gaming Corp.	256	6,897

INVESTMENTS	SHARES	VALUE ($)
Hotels, Restaurants & Leisure - 2.3% (continued)
Cheesecake Factory, Inc. (The)	8	$350
Everi Holdings, Inc. *	197	2,350
International Speedway Corp., Class A	118	5,297
Ruth’s Hospitality Group, Inc.	571	12,967
Texas Roadhouse, Inc.	30	1,610

		51,482

Household Durables - 1.6%
Cavco Industries, Inc. *	54	8,507
La-Z-Boy, Inc.	69	2,116
Roku, Inc. *(a)	130	11,775
Tupperware Brands Corp.	385	7,327
Turtle Beach Corp. *	296	3,422
ZAGG, Inc. *	342	2,380

		35,527

Independent Power and Renewable Electricity Producers - 0.2%
Clearway Energy, Inc., Class C	282	4,755

Insurance - 4.4%
Ambac Financial Group, Inc. *	33	556
Argo Group International Holdings Ltd.	187	13,847
CNO Financial Group, Inc.	545	9,091
Employers Holdings, Inc. (a)	530	22,403
Enstar Group Ltd. *	12	2,091
FedNat Holding Co.	625	8,919
Genworth Financial, Inc., Class A *	530	1,966
Maiden Holdings Ltd.	9,017	5,771
National Western Life Group, Inc., Class A	29	7,453
Safety Insurance Group, Inc.	101	9,608
Stewart Information Services Corp.	26	1,053
Third Point Reinsurance Ltd. *	787	8,122
Universal Insurance Holdings, Inc.	332	9,263

		100,143

Interactive Media & Services - 0.6%
Care.com, Inc. *	470	5,160
Cargurus, Inc. *	71	2,564
Liberty TripAdvisor Holdings, Inc., Class A *	175	2,170
QuinStreet, Inc. *	39	618
Yelp, Inc. *	121	4,136

		14,648

Internet & Direct Marketing Retail - 2.4%
1-800-Flowers.com, Inc., Class A *(a)	877	16,558
Etsy, Inc. *(a)	261	16,017
Groupon, Inc. *	3,587	12,841
Lands’ End, Inc. *	22	269
Liberty Expedia Holdings, Inc., Class A *	59	2,820
Overstock.com, Inc. *	283	3,849
Shutterstock, Inc.	35	1,372

		53,726

IT Services - 3.9%
CACI International, Inc., Class A *	4	818
Cardtronics plc, Class A *	124	3,388
EVERTEC, Inc.	603	19,718
Hackett Group, Inc. (The)	202	3,392
KBR, Inc.	524	13,069
Limelight Networks, Inc. *	1,909	5,154
MAXIMUS, Inc.	133	9,648
MoneyGram International, Inc. *	6,617	16,344

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]116

Schedule of Investments	June 30, 2019 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
IT Services - 3.9% (continued)
NIC, Inc.	38	$609
Perficient, Inc. *	43	1,476
Perspecta, Inc.	220	5,150
Science Applications International Corp.	25	2,164
Sykes Enterprises, Inc. *	37	1,016
Unisys Corp. *	613	5,958

		87,904

Leisure Products - 0.9%
Johnson Outdoors, Inc., Class A	139	10,365
MasterCraft Boat Holdings, Inc. *	440	8,619
Nautilus, Inc. *	1,084	2,396

		21,380

Life Sciences Tools & Services - 1.5%
Fluidigm Corp. *	262	3,228
Luminex Corp.	83	1,713
Medpace Holdings, Inc. *(a)	322	21,065
NanoString Technologies, Inc. *	239	7,254
Pacific Biosciences of California, Inc. *	146	883

		34,143

Machinery - 2.8%
Columbus McKinnon Corp.	80	3,358
Commercial Vehicle Group, Inc. *	805	6,456
EnPro Industries, Inc.	26	1,660
Franklin Electric Co., Inc.	77	3,657
Global Brass & Copper Holdings, Inc.	24	1,050
Gorman-Rupp Co. (The)	79	2,594
Harsco Corp. *	438	12,019
Lydall, Inc. *	21	424
Meritor, Inc. *	202	4,899
Milacron Holdings Corp. *	398	5,492
Mueller Water Products, Inc., Class A	305	2,995
Standex International Corp.	35	2,560
TriMas Corp. *(a)	417	12,914
Wabash National Corp.	172	2,798

		62,876

Media - 1.1%
Entravision Communications Corp., Class A	4,030	12,573
Fluent, Inc. *	73	393
Gray Television, Inc. *	470	7,703
National CineMedia, Inc.	110	722
Sinclair Broadcast Group, Inc., Class A	49	2,628
WideOpenWest, Inc. *	92	668

		24,687

Metals & Mining - 2.1%
Carpenter Technology Corp.	45	2,159
Materion Corp.	67	4,543
Ryerson Holding Corp. *	1,105	9,205
Schnitzer Steel Industries, Inc., Class A	364	9,526
SunCoke Energy, Inc. *	255	2,264
Warrior Met Coal, Inc. (a)	767	20,034

		47,731

Mortgage Real Estate Investment Trusts (REITs) - 0.5%
Apollo Commercial Real Estate Finance, Inc.	181	3,328
Blackstone Mortgage Trust, Inc., Class A	152	5,408
Invesco Mortgage Capital, Inc.	139	2,241

		10,977

INVESTMENTS	SHARES	VALUE ($)
Multiline Retail - 0.3%
Big Lots, Inc.	221	$6,323

Multi-Utilities - 0.2%
Avista Corp.	79	3,523

Oil, Gas & Consumable Fuels - 3.7%
Abraxas Petroleum Corp. *	3,803	3,917
Arch Coal, Inc., Class A (a)	171	16,110
California Resources Corp. *	65	1,279
CONSOL Energy, Inc. *	107	2,847
CVR Energy, Inc. (a)	404	20,196
Delek US Holdings, Inc.	242	9,806
Evolution Petroleum Corp.	273	1,952
Nordic American Tankers Ltd.	1,126	2,635
Northern Oil and Gas, Inc. *	2,466	4,759
Peabody Energy Corp.	27	651
SandRidge Energy, Inc. *	394	2,727
Teekay Tankers Ltd., Class A *	1,414	1,810
W&T Offshore, Inc. *	2,445	12,127
World Fuel Services Corp.	98	3,524

		84,340

Paper & Forest Products - 0.7%
Boise Cascade Co.	162	4,554
Louisiana-Pacific Corp.	182	4,772
Verso Corp., Class A *	360	6,858

		16,184

Personal Products - 1.2%
Medifast, Inc. (a)	102	13,087
USANA Health Sciences, Inc. *(a)	171	13,582

		26,669

Pharmaceuticals - 2.6%
Akorn, Inc. *	2,481	12,777
Assertio Therapeutics, Inc. *	454	1,566
Collegium Pharmaceutical, Inc. *	36	473
Corcept Therapeutics, Inc. *	306	3,412
Endo International plc *	2,181	8,986
Horizon Therapeutics plc *	342	8,229
Innoviva, Inc. *	239	3,480
Intersect ENT, Inc. *	33	751
Lannett Co., Inc. *	42	255
Mallinckrodt plc *	245	2,249
Pacira BioSciences, Inc. *	159	6,915
Phibro Animal Health Corp., Class A	329	10,452
Supernus Pharmaceuticals, Inc. *	26	860

		60,405

Professional Services - 5.9%
Barrett Business Services, Inc.	251	20,732
BG Staffing, Inc.	132	2,492
CRA International, Inc.	142	5,443
Heidrick & Struggles International, Inc.	275	8,242
Insperity, Inc. (a)	300	36,642
Kelly Services, Inc., Class A	88	2,305
Kforce, Inc.	1,078	37,827
Navigant Consulting, Inc.	89	2,064
Resources Connection, Inc.	117	1,873
TrueBlue, Inc. *	650	14,339
WageWorks, Inc. *	43	2,184

		134,143

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]117

Schedule of Investments	June 30, 2019 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Real Estate Management & Development - 0.1%
HFF, Inc., Class A	41	$1,865

Road & Rail - 0.7%
ArcBest Corp.	96	2,699
Covenant Transportation Group, Inc., Class A *	371	5,457
Universal Logistics Holdings, Inc.	317	7,123

		15,279

Semiconductors & Semiconductor Equipment - 4.4%
Advanced Energy Industries, Inc. *	102	5,739
Amkor Technology, Inc. *	1,306	9,743
Axcelis Technologies, Inc. *	41	617
Cabot Microelectronics Corp.	68	7,485
CEVA, Inc. *	44	1,071
Cirrus Logic, Inc. *	66	2,884
Entegris, Inc.	122	4,553
FormFactor, Inc. *	110	1,724
Lattice Semiconductor Corp. *(a)	1,006	14,678
Nanometrics, Inc. *	291	10,101
NeoPhotonics Corp. *	226	945
Photronics, Inc. *	501	4,108
Rudolph Technologies, Inc. *	621	17,158
Semtech Corp. *	184	8,841
SMART Global Holdings, Inc. *	421	9,679
Synaptics, Inc. *	40	1,166

		100,492

Software - 9.2%
8x8, Inc. *	459	11,062
A10 Networks, Inc. *	780	5,320
Agilysys, Inc. *	80	1,718
Alteryx, Inc., Class A *	25	2,728
Appfolio, Inc., Class A *	86	8,795
Avaya Holdings Corp. *	91	1,084
Benefitfocus, Inc. *	100	2,715
Bottomline Technologies DE, Inc. *	89	3,937
Box, Inc., Class A *	441	7,766
ChannelAdvisor Corp. *	431	3,776
Cloudera, Inc. *	134	705
CommVault Systems, Inc. *	77	3,821
eGain Corp. *	1,451	11,811
Five9, Inc. *	89	4,565
HubSpot, Inc. *	24	4,092
j2 Global, Inc.	66	5,867
LivePerson, Inc. *	232	6,505
MicroStrategy, Inc., Class A *	84	12,038
Mitek Systems, Inc. *	36	358
MobileIron, Inc. *	1,045	6,479
New Relic, Inc. *	56	4,845
OneSpan, Inc. *	336	4,761
Progress Software Corp.	228	9,945
Qualys, Inc. *	119	10,362
Rapid7, Inc. *	118	6,825
SailPoint Technologies Holding, Inc. *	252	5,050
SPS Commerce, Inc. *(a)	145	14,820
Trade Desk, Inc. (The), Class A *(a)	71	16,172
Varonis Systems, Inc. *	88	5,451
Verint Systems, Inc. *(a)	274	14,736
Zix Corp. *	795	7,226
Zscaler, Inc. *	67	5,135

		210,470

INVESTMENTS	SHARES	VALUE ($)
Specialty Retail - 3.6%
American Eagle Outfitters, Inc.	132	$2,231
America’s Car-Mart, Inc. *	16	1,377
Asbury Automotive Group, Inc. *	43	3,627
Barnes & Noble Education, Inc. *	1,046	3,515
Bed Bath & Beyond, Inc.	299	3,474
Boot Barn Holdings, Inc. *	124	4,419
Buckle, Inc. (The)	167	2,891
Cato Corp. (The), Class A	462	5,692
Chico’s FAS, Inc.	156	526
Citi Trends, Inc.	369	5,395
Designer Brands, Inc., Class A	216	4,141
Express, Inc. *	1,184	3,232
Francesca’s Holdings Corp. *	2,635	1,303
Genesco, Inc. *	152	6,428
Hibbett Sports, Inc. *	24	437
Office Depot, Inc.	2,175	4,480
Shoe Carnival, Inc.	48	1,325
Signet Jewelers Ltd.	312	5,579
Sleep Number Corp. *	319	12,884
Tailored Brands, Inc.	642	3,704
Tilly’s, Inc., Class A	640	4,883
Zumiez, Inc. *	27	705

		82,248

Technology Hardware, Storage & Peripherals - 0.1%
Diebold Nixdorf, Inc. *	361	3,307
Immersion Corp. *	26	198

		3,505

Textiles, Apparel & Luxury Goods - 2.8%
Crocs, Inc. *	470	9,282
Deckers Outdoor Corp. *(a)	169	29,739
Fossil Group, Inc. *	149	1,714
Movado Group, Inc.	99	2,673
Rocky Brands, Inc.	251	6,847
Vera Bradley, Inc. *	1,080	12,960

		63,215

Thrifts & Mortgage Finance - 3.0%
Dime Community Bancshares, Inc.	129	2,450
Essent Group Ltd. *	77	3,618
Federal Agricultural Mortgage Corp., Class C	14	1,017
First Defiance Financial Corp.	230	6,571
MGIC Investment Corp. *(a)	2,914	38,290
Ocwen Financial Corp. *	166	344
Radian Group, Inc. (a)	741	16,932

		69,222

Tobacco - 0.2%
Pyxus International, Inc. *	380	5,776

Trading Companies & Distributors - 2.2%
BMC Stock Holdings, Inc. *	266	5,639
GMS, Inc. *	839	18,458
Herc Holdings, Inc. *	22	1,008
Rush Enterprises, Inc., Class A	231	8,436
Systemax, Inc.	512	11,346
Veritiv Corp. *	239	4,642

		49,529

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]118

Schedule of Investments	June 30, 2019 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Water Utilities - 0.1%
SJW Group	45	$2,735

Wireless Telecommunication Services - 0.4%
NII Holdings, Inc. *	835	1,411
Shenandoah Telecommunications Co.	172	6,626
Spok Holdings, Inc.	52	782

		8,819

TOTAL COMMON STOCKS (Cost $2,732,373)		2,883,878

EXCHANGE TRADED FUNDS - 0.9%
iShares Russell 2000 ETF (Cost $20,068)	128	19,904

	NO. OF RIGHTS
RIGHTS - 0.0% (b)

Food Products - 0.0% (b)
A Schulman, Inc., CVR (3)*(c)(d) (Cost $84)	44	23

	SHARES
SHORT-TERM INVESTMENTS - 2.2%

INVESTMENT COMPANIES - 2.2%
Limited Purpose Cash Investment Fund, 2.36% (e)	48,071	48,081
UBS Select Treasury Preferred Fund, Class I, 2.23% (e)	1,042	1,042

TOTAL SHORT-TERM INVESTMENTS (Cost $49,111)		49,123

TOTAL LONG POSITIONS (Cost $2,801,636)		2,952,928

SHORT POSITIONS - (29.5)%

COMMON STOCKS - (29.5)%

Aerospace & Defense - (0.3)%
Kratos Defense & Security Solutions, Inc. *	(153)	(3,502)
Maxar Technologies, Inc.	(284)	(2,221)

		(5,723)

Air Freight & Logistics - (0.1)%
Air Transport Services Group, Inc. *	(131)	(3,196)

Auto Components - (1.3)%
Dorman Products, Inc. *	(12)	(1,046)
Fox Factory Holding Corp. *	(45)	(3,713)
LCI Industries	(18)	(1,620)
Motorcar Parts of America, Inc. *	(995)	(21,303)
Superior Industries International, Inc.	(601)	(2,079)

		(29,761)

Beverages - 0.0% (b)
MGP Ingredients, Inc.	(4)	(265)

Biotechnology - (0.6)%
Adamas Pharmaceuticals, Inc. *	(56)	(347)
Alder Biopharmaceuticals, Inc. *	(134)	(1,577)
Assembly Biosciences, Inc. *	(122)	(1,646)
CASI Pharmaceuticals, Inc. *	(1,064)	(3,405)
Flexion Therapeutics, Inc. *	(193)	(2,374)
GlycoMimetics, Inc. *	(180)	(2,146)
Immunomedics, Inc. *	(50)	(693)
Karyopharm Therapeutics, Inc. *	(80)	(479)

		(12,667)

INVESTMENTS	SHARES	VALUE ($)
Building Products - (1.5)%
AAON, Inc.	(462)	$(23,183)
American Woodmark Corp. *	(124)	(10,493)

		(33,676)

Capital Markets - (0.1)%
Greenhill & Co., Inc.	(72)	(979)
WisdomTree Investments, Inc.	(244)	(1,505)

		(2,484)

Chemicals - (0.9)%
Flotek Industries, Inc. *	(3,167)	(10,483)
Rayonier Advanced Materials, Inc.	(765)	(4,965)
Tronox Holdings plc, Class A	(389)	(4,971)

		(20,419)

Commercial Services & Supplies - (0.3)%
LSC Communications, Inc.	(204)	(749)
Team, Inc. *	(412)	(6,312)

		(7,061)

Communications Equipment - (0.3)%
Applied Optoelectronics, Inc. *	(282)	(2,899)
Infinera Corp. *	(952)	(2,770)
ViaSat, Inc. *	(18)	(1,455)

		(7,124)

Construction & Engineering - 0.0% (b)
Argan, Inc.	(12)	(487)
NV5 Global, Inc. *	(5)	(407)

		(894)

Diversified Telecommunication Services - 0.0% (b)
ORBCOMM, Inc. *	(131)	(950)

Electronic Equipment, Instruments & Components - (0.8)%
nLight, Inc. *	(454)	(8,717)
PAR Technology Corp. *	(359)	(10,124)

		(18,841)

Energy Equipment & Services - (2.4)%
CARBO Ceramics, Inc. *	(555)	(749)
Diamond Offshore Drilling, Inc. *	(96)	(851)
Dril-Quip, Inc. *	(154)	(7,392)
Frank’s International NV *	(307)	(1,676)
ION Geophysical Corp. *	(352)	(2,834)
KLX Energy Services Holdings, Inc. *	(178)	(3,637)
McDermott International, Inc. *	(689)	(6,656)
Noble Corp. plc *	(5,046)	(9,436)
Oceaneering International, Inc. *	(262)	(5,342)
Oil States International, Inc. *	(386)	(7,064)
TETRA Technologies, Inc. *	(2,691)	(4,386)
Tidewater, Inc. *	(154)	(3,616)
US Silica Holdings, Inc.	(145)	(1,855)

		(55,494)

Entertainment - (0.1)%
Liberty Media Corp.-Liberty Braves, Class C *	(121)	(3,384)

Health Care Equipment & Supplies - (0.2)%
Sientra, Inc. *	(97)	(598)
ViewRay, Inc. *	(495)	(4,361)

		(4,959)

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]119

Schedule of Investments	June 30, 2019 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Health Care Providers & Services - (0.9)%
PetIQ, Inc. *	(538)	$(17,733)
R1 RCM, Inc. *	(99)	(1,245)
Tivity Health, Inc. *	(51)	(838)

		(19,816)

Health Care Technology - (0.4)%
Inovalon Holdings, Inc., Class A *	(233)	(3,381)
Vocera Communications, Inc. *	(205)	(6,543)

		(9,924)

Hotels, Restaurants & Leisure - (0.3)%
Del Frisco’s Restaurant Group, Inc. *	(887)	(7,061)

Household Durables - (0.9)%
Century Communities, Inc. *	(218)	(5,794)
LGI Homes, Inc. *	(193)	(13,786)

		(19,580)

Insurance - (0.1)%
MBIA, Inc. *	(139)	(1,294)

IT Services - (0.3)%
Internap Corp. *	(192)	(578)
USA Technologies, Inc. *	(804)	(5,974)

		(6,552)

Machinery - (1.4)%
CIRCOR International, Inc. *	(102)	(4,692)
Energy Recovery, Inc. *	(487)	(5,074)
Evoqua Water Technologies Corp. *	(730)	(10,395)
Helios Technologies, Inc.	(139)	(6,451)
NN, Inc.	(493)	(4,812)

		(31,424)

Marine - (0.1)%
Scorpio Bulkers, Inc.	(693)	(3,188)

Media - (0.6)%
Cardlytics, Inc. *	(426)	(11,067)
Entercom Communications Corp., Class A	(276)	(1,601)

		(12,668)

Metals & Mining - (4.1)%
Century Aluminum Co. *	(1,007)	(6,958)
Coeur Mining, Inc. *	(7,490)	(32,507)
Compass Minerals International, Inc.	(34)	(1,868)
Hecla Mining Co.	(25,583)	(46,049)
TimkenSteel Corp. *	(634)	(5,155)

		(92,537)

Oil, Gas & Consumable Fuels - (3.3)%
Alta Mesa Resources, Inc., Class A *	(1,894)	(276)
Bonanza Creek Energy, Inc. *	(20)	(418)
Callon Petroleum Co. *	(1,708)	(11,256)
Carrizo Oil & Gas, Inc. *	(101)	(1,012)
Earthstone Energy, Inc., Class A *	(183)	(1,120)
Golar LNG Ltd.	(258)	(4,768)
Halcon Resources Corp. *	(13,776)	(2,435)
HighPoint Resources Corp. *	(3,241)	(5,899)
International Seaways, Inc. *	(168)	(3,192)
Jagged Peak Energy, Inc. *	(950)	(7,856)
Matador Resources Co. *	(403)	(8,012)
Montage Resources Corp. *	(392)	(2,391)

INVESTMENTS	SHARES	VALUE ($)
Oil, Gas & Consumable Fuels - (3.3)% (continued)
Oasis Petroleum, Inc. *	(327)	$(1,857)
Ring Energy, Inc. *	(1,195)	(3,884)
Scorpio Tankers, Inc. (Monaco)	(221)	(6,524)
SemGroup Corp., Class A	(215)	(2,580)
Southwestern Energy Co. *	(699)	(2,209)
Tellurian, Inc. *	(1,098)	(8,619)
Ultra Petroleum Corp. *	(3,611)	(650)

		(74,958)

Pharmaceuticals - (1.9)%
Aclaris Therapeutics, Inc. *	(414)	(907)
Aerie Pharmaceuticals, Inc. *	(73)	(2,157)
Medicines Co. (The) *	(481)	(17,542)
Ocular Therapeutix, Inc. *	(504)	(2,218)
Optinose, Inc. *	(1,275)	(9,027)
Paratek Pharmaceuticals, Inc. *	(513)	(2,047)
Revance Therapeutics, Inc. *	(688)	(8,923)
TherapeuticsMD, Inc. *	(295)	(767)

		(43,588)

Professional Services - (1.0)%
Willdan Group, Inc. *	(629)	(23,430)

Semiconductors & Semiconductor Equipment - (1.6)%
Adesto Technologies Corp. *	(2,618)	(21,337)
AXT, Inc. *	(384)	(1,521)
Brooks Automation, Inc.	(113)	(4,379)
Inphi Corp. *	(43)	(2,154)
MaxLinear, Inc. *	(80)	(1,875)
PDF Solutions, Inc. *	(453)	(5,943)

		(37,209)

Software - (0.1)%
ShotSpotter, Inc. *	(26)	(1,149)

Technology Hardware, Storage & Peripherals - (0.1)%
3D Systems Corp. *	(175)	(1,593)

Thrifts & Mortgage Finance - (2.4)%
LendingTree, Inc. *	(86)	(36,123)
Meta Financial Group, Inc.	(699)	(19,607)

		(55,730)

Trading Companies & Distributors - (1.1)%
Beacon Roofing Supply, Inc. *	(205)	(7,527)
BlueLinx Holdings, Inc. *	(646)	(12,797)
SiteOne Landscape Supply, Inc. *	(52)	(3,604)

		(23,928)

TOTAL COMMON STOCKS (Proceeds $(755,941))		(672,527)

TOTAL SHORT POSITIONS (Proceeds $(755,941))		(672,527)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 100.2% (Cost $2,045,695)		2,280,401

LIABILITIES IN EXCESS OF OTHER ASSETS - (0.2)%		(2,798)

NET ASSETS - 100.0%		$2,277,603

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]120

Schedule of Investments	June 30, 2019 (Unaudited)

AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$68,788	3.0%
Consumer Discretionary	329,740	14.5
Consumer Staples	83,837	3.7
Energy	(32,491)	(1.4)
Financials	255,887	11.2
Health Care	500,661	22.0
Industrials	440,453	19.3
Information Technology	478,222	21.0
Exchange Traded Funds	19,904	0.9
Materials	(2,895)	(0.1)
Real Estate	76,917	3.4
Utilities	12,255	0.5
Short-Term Investments	49,123	2.2

Total Investments In Securities At Value	2,280,401	100.2
Liabilities in Excess of Other Assets	(2,798)	(0.2)

NET ASSETS	$2,277,603	100.0%

All securities are United States companies, unless noted otherwise in parentheses

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $729,170.
(b)	Represents less than 0.05% of net assets.
(c)

Security fair valued as of June 30, 2019 in accordance with procedures approved by the Board of Trustees. Total value of all such securities at June 30, 2019 amounted to $23, which represents approximately 0.00% of net assets of the fund.

(d)	Restricted Security.
(e)	Represents 7-day effective yield as of June 30, 2019.

All securities are Level 1 with respect to ASC 820, unless otherwise noted in parentheses.

(3)	Level 3 security.

Abbreviations

CVR - Contingent Value Rights

See notes to Schedule of Investments.

[777467.PARTF]121

Schedule of Investments	June 30, 2019 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
LONG POSITIONS - 128.1%

COMMON STOCKS - 126.6%

Australia - 15.0%
AGL Energy Ltd.	748	$10,519
AMP Ltd.	5,587	8,334
Ansell Ltd.	1,071	20,223
Aurizon Holdings Ltd.	33,221	126,113
Australia & New Zealand Banking Group Ltd.	2,639	52,382
BHP Group Ltd.	5,327	154,848
BHP Group plc	22,970	587,443
BlueScope Steel Ltd.	25,166	213,985
Brambles Ltd.	6,763	61,250
Caltex Australia Ltd.	4,489	78,141
CIMIC Group Ltd.	10,776	338,856
Cochlear Ltd.	58	8,445
Coles Group Ltd. *	15,937	149,635
Commonwealth Bank of Australia	368	21,413
Dexus, REIT	7,027	64,105
Fortescue Metals Group Ltd.	22,264	141,590
Goodman Group, REIT	5,489	58,018
GPT Group (The), REIT	5,521	23,855
Iluka Resources Ltd.	31,740	240,990
Mirvac Group, REIT	12,917	28,435
Newcrest Mining Ltd.	7,415	166,587
Qantas Airways Ltd.	39,458	149,739
QBE Insurance Group Ltd.	11,296	93,973
Rio Tinto Ltd.	994	72,786
Rio Tinto plc	9,812	607,294
Santos Ltd.	10,192	50,884
Scentre Group, REIT	20,611	55,625
South32 Ltd.	251,900	564,669
Telstra Corp. Ltd.	3,581	9,683
TPG Telecom Ltd.	107	484
Vicinity Centres, REIT	11,572	19,924
Woodside Petroleum Ltd.	1,993	51,118

		4,231,346

Belgium - 0.7%
Ageas	966	50,271
bpost SA	2,542	24,122
KBC Group NV	673	44,166
UCB SA	813	67,470

		186,029

China - 1.2%
Yangzijiang Shipbuilding Holdings Ltd.	299,200	338,985

Denmark - 4.4%
Carlsberg A/S, Class B	174	23,089
Coloplast A/S, Class B	95	10,739
Danske Bank A/S	1,509	23,908
GN Store Nord A/S (a)	7,463	348,876
H Lundbeck A/S (a)	6,753	267,481
Jyske Bank A/S (Registered)	265	9,193
Novo Nordisk A/S, Class B (a)	5,807	296,605
Orsted A/S (b)	100	8,651
Pandora A/S	4,253	151,319
Rockwool International A/S, Class B	316	80,844
Vestas Wind Systems A/S	98	8,490

		1,229,195

INVESTMENTS	SHARES	VALUE ($)
Finland - 2.8%
Fortum OYJ	611	$13,504
Kone OYJ, Class B	215	12,696
Neste OYJ (a)	8,728	296,730
Nokia OYJ (a)	59,033	294,031
Orion OYJ, Class B	2,210	81,043
Sampo OYJ, Class A	959	45,269
Stora Enso OYJ, Class R	2,979	35,056

		778,329

France - 14.2%
Airbus SE	727	102,886
Alstom SA	181	8,389
Atos SE	2,579	215,468
AXA SA (a)	11,388	299,068
BioMerieux	163	13,506
BNP Paribas SA	2,486	117,850
Bureau Veritas SA	1,797	44,355
Capgemini SE	1,509	187,619
Cie de Saint-Gobain	212	8,279
CNP Assurances	2,489	56,496
Credit Agricole SA	2,531	30,202
Danone SA	101	8,552
Dassault Aviation SA	9	12,940
Dassault Systemes SE	1,384	220,755
Edenred	822	41,893
Electricite de France SA	16,280	205,256
Engie SA	5,052	76,606
Faurecia SA	250	11,595
Ingenico Group SA	259	22,922
Kering SA	451	266,191
Klepierre SA, REIT	785	26,300
L’Oreal SA	472	134,203
LVMH Moet Hennessy Louis Vuitton SE	182	77,373
Pernod Ricard SA	45	8,288
Peugeot SA (a)	13,225	325,499
Safran SA	1,399	204,662
Sanofi (a)	3,590	310,256
Sartorius Stedim Biotech	820	129,300
Schneider Electric SE	912	82,520
Societe Generale SA	1,693	42,730
Sopra Steria Group	205	23,887
SPIE SA	715	13,266
Teleperformance	487	97,529
TOTAL SA (a)	8,277	464,287
Unibail-Rodamco-Westfield, REIT	600	89,885
Vinci SA	488	49,837

		4,030,650

Germany - 12.8%
adidas AG	1,162	359,488
Allianz SE (Registered) (a)	2,732	658,893
Carl Zeiss Meditec AG	1,420	140,055
CECONOMY AG *	6,926	42,342
Covestro AG (b)	3,342	170,140
Deutsche Boerse AG	347	48,986
Deutsche Lufthansa AG (Registered)	750	12,859
Deutsche Wohnen SE	842	30,854
E.ON SE (a)	30,447	330,354
Fresenius Medical Care AG & Co. KGaA	1,142	89,685
Fresenius SE & Co. KGaA	945	51,313
Henkel AG & Co. KGaA (Preference)	300	29,346

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]122

Schedule of Investments	June 30, 2019 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Germany - 12.8% (continued)
HOCHTIEF AG	228	$27,766
KION Group AG	1,669	105,549
Muenchener Rueckversicherungs- Gesellschaft AG in Muenchen (Registered)	579	145,131
Nordex SE *	694	9,581
Rheinmetall AG	145	17,771
SAP SE (a)	5,443	746,190
Siemens AG (Registered)	1,309	155,843
Siemens Healthineers AG (b)	477	20,100
Software AG	5,993	205,961
Talanx AG	181	7,844
Vonovia SE	1,077	51,448
Wirecard AG	899	151,766

		3,609,265

Hong Kong - 4.2%
CK Asset Holdings Ltd.	38,500	301,612
Hong Kong Exchanges & Clearing Ltd.	2,500	88,350
Hysan Development Co. Ltd.	4,000	20,669
Kerry Properties Ltd. (a)	62,500	262,532
Link REIT	2,500	30,764
Swire Properties Ltd.	54,400	219,924
WH Group Ltd. (b)	153,000	155,202
Wharf Holdings Ltd. (The)	6,000	15,902
Yue Yuen Industrial Holdings Ltd.	26,500	72,685

		1,167,640

Italy - 3.6%
A2A SpA	8,254	14,328
Assicurazioni Generali SpA	2,506	47,182
BPER Banca	15,718	64,069
DiaSorin SpA	75	8,713
Enel SpA (a)	45,937	320,446
Eni SpA	14,616	243,025
Italgas SpA	12,985	87,271
Leonardo SpA	9,336	118,441
Unipol Gruppo SpA	18,164	88,508
UnipolSai Assicurazioni SpA	3,154	8,104

		1,000,087

Japan - 24.0%
Aisin Seiki Co. Ltd.	1,100	37,945
Alfresa Holdings Corp.	2,600	64,301
Alps Alpine Co. Ltd.	3,100	52,500
Astellas Pharma, Inc. (a)	20,300	289,291
Bandai Namco Holdings, Inc.	1,000	48,525
Brother Industries Ltd.	3,900	73,871
Canon Marketing Japan, Inc.	1,200	26,253
Chugoku Bank Ltd. (The)	4,300	37,974
Dai Nippon Printing Co. Ltd.	600	12,814
Dai-ichi Life Holdings, Inc.	8,600	130,116
Daiwa House Industry Co. Ltd.	1,300	37,987
Eisai Co. Ltd.	1,300	73,679
Fuji Electric Co. Ltd.	3,000	103,970
Fujitsu Ltd.	2,200	153,750
GungHo Online Entertainment, Inc.	1,220	33,880
Hachijuni Bank Ltd. (The)	37,600	153,550
Haseko Corp.	11,800	119,719
Hitachi High-Technologies Corp.	2,000	102,818
Hitachi Ltd. (a)	8,600	316,417
Hoshizaki Corp.	400	29,829

INVESTMENTS	SHARES	VALUE ($)
Japan - 24.0% (continued)
IHI Corp.	1,600	$38,680
Isuzu Motors Ltd.	1,200	13,705
ITOCHU Corp.	500	9,579
Japan Airlines Co. Ltd. (a)	8,600	274,475
JFE Holdings, Inc.	1,500	22,087
JTEKT Corp.	1,200	14,591
Kajima Corp.	7,800	107,285
Kamigumi Co. Ltd.	10,300	244,251
Kose Corp.	800	135,026
Mabuchi Motor Co. Ltd.	500	17,154
Marubeni Corp.	18,300	121,471
Mazda Motor Corp.	3,700	38,300
Medipal Holdings Corp.	400	8,847
MINEBEA MITSUMI, Inc.	2,500	42,594
Mitsubishi Corp.	5,000	132,127
Mitsubishi Electric Corp.	4,400	58,168
Mitsubishi Estate Co. Ltd.	2,300	42,866
Mitsubishi Gas Chemical Co., Inc.	6,300	84,265
Mitsubishi UFJ Financial Group, Inc.	35,800	170,515
Mitsui & Co. Ltd.	5,200	84,879
Mitsui Fudosan Co. Ltd.	1,600	38,887
Mixi, Inc.	7,700	154,633
Murata Manufacturing Co. Ltd.	400	18,008
Nikon Corp.	8,300	118,023
Nippon Express Co. Ltd.	1,200	63,960
Nippon Telegraph & Telephone Corp. (a)	6,400	298,174
Nitto Denko Corp.	400	19,799
NTT DOCOMO, Inc.	3,100	72,329
Olympus Corp.	8,000	89,031
Otsuka Corp.	200	8,065
Persol Holdings Co. Ltd.	2,100	49,510
Pola Orbis Holdings, Inc.	2,600	72,857
Renesas Electronics Corp. *	2,300	11,442
SCSK Corp.	200	9,859
SG Holdings Co. Ltd.	500	14,217
Shinsei Bank Ltd.	7,600	118,274
Shionogi & Co. Ltd.	3,400	196,462
SoftBank Group Corp. (a)	7,600	366,056
Sojitz Corp.	54,100	174,104
Sony Corp. (a)	4,800	252,240
Sumitomo Corp.	11,200	170,106
Sumitomo Dainippon Pharma Co. Ltd.	6,200	118,033
Sumitomo Heavy Industries Ltd.	4,100	141,646
Sumitomo Mitsui Financial Group, Inc. (a)	4,700	166,595
Sumitomo Realty & Development Co. Ltd.	700	25,042
Sundrug Co. Ltd.	2,300	62,378
Suzuken Co. Ltd.	300	17,629
See notes to Schedule of Investments. Sysmex Corp.	800	52,336
Taiheiyo Cement Corp.	2,000	60,721
Taisho Pharmaceutical Holdings Co. Ltd.	200	15,405
TDK Corp.	200	15,579
THK Co. Ltd.	2,200	52,918
Tosoh Corp.	6,000	84,630
Toyota Boshoku Corp.	1,900	24,982
Toyota Tsusho Corp.	1,200	36,452
Trend Micro, Inc.	400	17,874

		6,768,310

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]123

Schedule of Investments	June 30, 2019 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Luxembourg - 0.0% (c)
SES SA, FDR	533	$8,324

Malta - 0.9%
Kindred Group plc, SDR	28,381	240,938

Netherlands - 6.5%
ABN AMRO Bank NV, CVA (b)	766	16,390
Adyen NV *(b)	288	222,159
ASM International NV	665	43,160
ASR Nederland NV (a)	6,961	282,836
ING Groep NV	8,578	99,365
Koninklijke Ahold Delhaize NV (a)	8,945	200,813
Koninklijke Philips NV	2,837	123,341
Randstad NV	463	25,411
Royal Dutch Shell plc, Class A	8,084	263,842
Royal Dutch Shell plc, Class B	7,322	239,918
Signify NV (b)	7,221	213,057
Wolters Kluwer NV	1,269	92,321

		1,822,613

Norway - 2.1%
DNB ASA	2,598	48,410
Equinor ASA	9,970	197,779
Leroy Seafood Group ASA	6,755	44,751
Salmar ASA (a)	6,576	286,272

		577,212

Portugal - 0.1%
Galp Energia SGPS SA	1,205	18,532

Russia - 1.3%
Evraz plc	43,796	370,836

Singapore - 1.0%
ComfortDelGro Corp. Ltd.	120,300	236,581
Genting Singapore Ltd.	19,500	13,267
Venture Corp. Ltd.	2,700	32,599

		282,447

South Africa - 1.6%
Anglo American plc	13,874	396,359
Investec plc	7,653	49,749

		446,108

Spain - 3.8%
ACS Actividades de Construccion y Servicios SA	2,571	102,863
Amadeus IT Group SA	2,424	192,091
Banco Bilbao Vizcaya Argentaria SA	27,956	155,930
Endesa SA (a)	15,687	403,479
Iberdrola SA	10,888	108,403
Mediaset Espana Comunicacion SA	1,592	11,588
Red Electrica Corp. SA	3,844	80,063

		1,054,417

Sweden - 3.4%
Atlas Copco AB, Class B	307	8,826
Essity AB, Class B	2,231	68,633
Fingerprint Cards AB, Class B *	34,811	61,713
Getinge AB, Class B	9,972	157,252
Hennes & Mauritz AB, Class B	1,486	26,400

INVESTMENTS	SHARES	VALUE ($)
Sweden - 3.4% (continued)
Investor AB, Class B	1,119	$53,812
Sandvik AB	1,934	35,539
Swedish Match AB	2,709	114,532
Swedish Orphan Biovitrum AB *	10,725	206,973
Telefonaktiebolaget LM Ericsson, Class B	19,787	187,813
Volvo AB, Class B	1,862	29,587

		951,080

Switzerland - 11.1%
Adecco Group AG (Registered)	2,066	124,161
Coca-Cola HBC AG *	811	30,636
Glencore plc *	59,444	205,731
IWG plc	6,079	26,269
Nestle SA (Registered) (a)	7,320	757,783
Novartis AG (Registered) (a)	4,976	454,268
Roche Holding AG (a)	3,212	903,174
Sonova Holding AG (Registered)	1,487	338,439
STMicroelectronics NV	516	9,152
Swiss Life Holding AG (Registered)	31	15,369
Temenos AG (Registered) *	261	46,733
Zurich Insurance Group AG	563	195,896

		3,107,611

United Kingdom - 11.9%
Aggreko plc	2,020	20,280
Aviva plc	3,801	20,132
Barclays plc	97,679	185,790
BP plc	30,449	212,131
British American Tobacco plc	4,001	139,699
British Land Co. plc (The), REIT	4,014	27,472
BT Group plc	23,911	59,785
Burberry Group plc	9,931	235,387
Diageo plc	235	10,114
Dialog Semiconductor plc *	2,010	80,881
Dixons Carphone plc	27,749	38,570
Drax Group plc	79,033	261,047
Experian plc	1,441	43,647
Fiat Chrysler Automobiles NV	8,846	122,769
GlaxoSmithKline plc	783	15,695
Hays plc	19,433	38,825
Imperial Brands plc	1,830	42,941
Inchcape plc	8,741	68,500
Indivior plc *	176,393	95,685
Land Securities Group plc, REIT	4,815	51,004
London Stock Exchange Group plc	925	64,458
Man Group plc	100,411	198,531
Meggitt plc	9,715	64,725
Moneysupermarket.com Group plc	59,548	311,946
Provident Financial plc	13,701	71,746
Prudential plc	624	13,623
Reckitt Benckiser Group plc	1,166	92,061
RELX plc	2,648	64,226
Segro plc, REIT	5,458	50,675
Smith & Nephew plc	1,354	29,402
Standard Chartered plc	9,701	88,006
Standard Life Aberdeen plc	2,911	10,892
Tate & Lyle plc	5,311	49,788
Unilever NV, CVA	1,471	89,375
Unilever plc	2,010	124,771

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]124

Schedule of Investments	June 30, 2019 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
United Kingdom - 11.9% (continued)
Vodafone Group plc	151,288	$247,971

		3,342,550

TOTAL COMMON STOCKS (Cost $34,426,323)		35,562,504

SHORT-TERM INVESTMENTS - 1.5%

INVESTMENT COMPANIES - 1.5%
Limited Purpose Cash Investment Fund, 2.36% (1)(d)	374,452	374,527
UBS Select Treasury Preferred Fund, Class I, 2.23% (1)(d)	49,636	49,636

TOTAL SHORT-TERM INVESTMENTS (Cost $424,111)		424,163

TOTAL LONG POSITIONS (Cost $34,850,434)		35,986,667

SHORT POSITIONS - (29.6)%

COMMON STOCKS - (29.6)%

Australia - (2.4)%
Aristocrat Leisure Ltd.	(437)	(9,446)
Challenger Ltd.	(62,930)	(293,736)
SEEK Ltd.	(12,218)	(181,856)
Tabcorp Holdings Ltd.	(10,780)	(33,681)
WorleyParsons Ltd.	(16,215)	(168,560)

		(687,279)

Austria - 0.0% (c)
ams AG *	(334)	(13,077)

Belgium - (0.4)%
Umicore SA	(3,369)	(108,117)

Denmark - (1.8)%
AP Moller - Maersk A/S, Class B	(258)	(321,033)
Chr Hansen Holding A/S	(521)	(49,029)
Dfds A/S	(3,071)	(130,428)

		(500,490)

Finland - (0.9)%
Huhtamaki OYJ	(558)	(22,949)
Outokumpu OYJ	(65,042)	(222,375)

		(245,324)

France - (3.9)%
Altran Technologies SA	(32,244)	(511,705)
Elior Group SA (b)	(14,620)	(201,081)
Iliad SA	(1,712)	(192,253)
Valeo SA	(6,097)	(198,494)

		(1,103,533)

Germany - (4.8)%
1&1 Drillisch AG	(2,846)	(94,962)
Aurubis AG	(725)	(35,410)
Delivery Hero SE *(b)	(6,630)	(300,950)
Deutsche Bank AG (Registered)	(15,668)	(120,817)
Fraport AG Frankfurt Airport Services Worldwide	(945)	(81,341)
K+S AG (Registered)	(726)	(13,508)

INVESTMENTS	SHARES	VALUE ($)
Germany - (4.8)% (continued)
Telefonica Deutschland Holding AG	(4,486)	$(12,547)
thyssenkrupp AG	(25,126)	(366,857)
TUI AG	(9,895)	(97,155)
United Internet AG (Registered)	(4,205)	(138,538)
Zalando SE *(b)	(1,195)	(52,911)

		(1,314,996)

Ireland - (1.9)%
James Hardie Industries plc, CHESS	(39,746)	(523,224)

Italy - (1.7)%
Banco BPM SpA *	(24,106)	(49,097)
Freni Brembo SpA	(7,746)	(89,144)
Pirelli & C SpA (b)	(36,479)	(215,331)
Saipem SpA *	(5,899)	(29,438)
Telecom Italia SpA *	(118,570)	(64,734)
Unione di Banche Italiane SpA	(14,487)	(39,553)

		(487,297)

Japan - (2.0)%
Aeon Co. Ltd.	(1,800)	(30,977)
Asahi Intecc Co. Ltd.	(400)	(9,888)
Asics Corp.	(1,400)	(15,204)
Cosmos Pharmaceutical Corp.	(100)	(17,002)
CyberAgent, Inc.	(2,900)	(105,683)
Disco Corp.	(300)	(49,505)
Hitachi Chemical Co. Ltd.	(1,300)	(35,432)
Hitachi Metals Ltd.	(2,400)	(27,215)
Hokuriku Electric Power Co.	(10,000)	(72,608)
Japan Airport Terminal Co. Ltd.	(300)	(12,831)
Kansai Paint Co. Ltd.	(1,500)	(31,524)
Keio Corp.	(200)	(13,181)
Lawson, Inc.	(200)	(9,608)
Nippon Paint Holdings Co. Ltd.	(1,500)	(58,396)
Sega Sammy Holdings, Inc.	(900)	(10,957)
Seven Bank Ltd.	(3,100)	(8,124)
Taiyo Nippon Sanso Corp.	(400)	(8,516)
Yaskawa Electric Corp.	(1,600)	(54,715)

		(571,366)

Luxembourg - (0.1)%
Tenaris SA	(1,662)	(21,798)

Netherlands - (0.7)%
Aegon NV	(1,587)	(7,883)
Altice Europe NV *	(15,290)	(54,764)
Boskalis Westminster	(2,431)	(56,081)
Koninklijke Vopak NV	(921)	(42,413)
OCI NV *	(496)	(13,619)
SBM Offshore NV	(1,349)	(26,042)

		(200,802)

Norway - (0.3)%
Yara International ASA	(1,510)	(73,357)

Singapore - (0.1)%
Golden Agri-Resources Ltd.	(78,200)	(16,789)
Keppel Corp. Ltd.	(3,100)	(15,275)

		(32,064)

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]125

Schedule of Investments	June 30, 2019 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
Spain - (1.8)%
Cellnex Telecom SA *(b)	(13,965)	$(516,614)

Sweden - (1.0)%
BillerudKorsnas AB	(2,628)	(35,016)
Husqvarna AB, Class B	(12,293)	(115,118)
Svenska Cellulosa AB SCA, Class B	(2,030)	(17,660)
Tele2 AB, Class B	(7,479)	(109,232)

		(277,026)

Switzerland - (0.2)%
Dufry AG (Registered) *	(160)	(13,559)
Idorsia Ltd. *	(1,294)	(29,611)
Sunrise Communications Group AG *(b)	(246)	(18,373)
Swisscom AG (Registered)	(17)	(8,539)

		(70,082)

United Arab Emirates - (1.1)%
NMC Health plc	(10,403)	(318,287)

United Kingdom - (4.5)%
Amcor plc	(1,120)	(12,744)
ASOS plc *	(3,984)	(129,304)
CYBG plc	(6,944)	(16,957)
easyJet plc	(2,176)	(26,346)
GVC Holdings plc	(22,829)	(189,239)
Hargreaves Lansdown plc	(684)	(16,712)
John Wood Group plc	(49,749)	(286,453)
Merlin Entertainments plc (b)	(56,308)	(321,866)
Severn Trent plc	(4,990)	(129,814)
St James’s Place plc	(2,278)	(31,806)
Subsea 7 SA	(4,541)	(54,908)
Thomas Cook Group plc *	(222,440)	(37,143)

		(1,253,292)

TOTAL COMMON STOCKS (Proceeds $(9,357,279))		(8,318,025)

TOTAL SHORT POSITIONS (Proceeds $(9,357,279))		(8,318,025)

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 98.5% (Cost $25,493,155)		27,668,642

OTHER ASSETS IN EXCESS OF LIABILITIES - 1.5% (e)		420,511

NET ASSETS - 100.0%		$28,089,153

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$(53,329)	(0.2)%
Consumer Discretionary	1,013,375	3.6
Consumer Staples	2,756,367	9.8
Energy	1,486,776	5.3
Financials	3,815,595	13.6
Health Care	4,755,268	16.9
Industrials	4,538,188	16.2
Information Technology	3,096,083	11.0
Materials	2,544,869	9.1
Real Estate	1,573,782	5.6
Utilities	1,717,505	6.1
Short-Term Investments	424,163	1.5

Total Investments In Securities At Value	27,668,642	98.5
Other Assets in Excess of Liabilities (e)	420,511	1.5

Net Assets	$28,089,153	100.0%

*	Non-income producing security.
(a)	All or a portion of this security is segregated in connection with obligations for securities sold short with a total value of $9,522,646.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2019 amounted to $(821,427), which represents approximately (2.92)% of net assets of the fund.

(c)	Represents less than 0.05% of net assets.
(d)	Represents 7-day effective yield as of June 30, 2019.
(e)	Includes appreciation/(depreciation) on futures contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security.

Abbreviations

CHESS - Clearing House Electronic Subregister System Depository Interest

CVA - Dutch Certification

FDR - Fiduciary Depositary Receipt

OYJ - Public Traded Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

SCA - Limited partnership with share capital

SDR - Swedish Depositary Receipt

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]126

Schedule of Investments	June 30, 2019 (Unaudited)

AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND

Futures contracts outstanding as of June 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI EAFE E-Mini Index	6	9/2019	USD	$576,990	$9,324

					$9,324

USD - United States Dollar

See notes to Schedule of Investments.

[777467.PARTF]127

Schedule of Investments	June 30, 2019 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)

COMMON STOCKS - 73.3%

Brazil - 10.2%
B3 SA - Brasil Bolsa Balcao (1)*	4,300	$42,026
Banco do Brasil SA (1)*	3,100	43,417
Centrais Eletricas Brasileiras SA (1)	13,500	123,892
Cia de Saneamento Basico do Estado de Sao Paulo, ADR (1)*	12,503	152,162
Cia Energetica de Minas Gerais (Preference) (1)	8,800	34,055
Cielo SA (1)	23,300	40,836
EDP - Energias do Brasil SA (1)	36,300	180,178
Embraer SA, ADR (1)	535	10,770
Natura Cosmeticos SA (1)	1,800	26,560
Petroleo Brasileiro SA (Preference) (1)	12,000	85,282
Sul America SA (1)	3,240	31,692
TIM Participacoes SA, ADR (1)*	7,034	105,299
Vale SA, ADR (1)	2,982	40,078

		916,247

Chile - 1.1%
Banco de Chile, ADR (1)	1,469	43,616
Banco de Credito e Inversiones SA (1)	93	6,416
Empresas CMPC SA (1)	2,005	5,503
Enel Americas SA, ADR (1)	740	6,564
Enel Chile SA, ADR (1)	795	3,800
Itau CorpBanca (1)	4,313,944	36,020

		101,919

China - 7.6%
58.com, Inc., ADR (1)*	225	13,988
Alibaba Group Holding Ltd., ADR (1)*	2,149	364,149
Autohome, Inc., ADR (1)*	120	10,274
Baidu, Inc., ADR (1)*	491	57,624
Ctrip.com International Ltd., ADR (1)*	788	29,085
Huazhu Group Ltd., ADR (1)	253	9,171
JD.com, Inc., ADR (1)*	1,367	41,406
Momo, Inc., ADR (1)	229	8,198
NetEase, Inc., ADR (1)	126	32,227
New Oriental Education & Technology Group, Inc., ADR (1)*	275	26,560
SINA Corp. (1)*	221	9,532
TAL Education Group, ADR (1)*	692	26,365
Vipshop Holdings Ltd., ADR (1)*	1,170	10,097
Yum China Holdings, Inc. (1)	629	29,060
ZTO Express Cayman, Inc., ADR (1)	554	10,592

		678,328

Hungary - 0.5%
MOL Hungarian Oil & Gas plc	2,837	31,494
OTP Bank Nyrt.	259	10,314

		41,808

India - 2.2%
Dr Reddy’s Laboratories Ltd., ADR (1)	68	2,548
Vedanta Ltd., ADR (1)	583	5,929
Wipro Ltd., ADR (1)	42,553	184,255

		192,732

Indonesia - 2.8%
Adaro Energy Tbk. PT	296,500	28,583
Bank Negara Indonesia Persero Tbk. PT	126,400	82,350
Charoen Pokphand Indonesia Tbk. PT	9,000	3,015

INVESTMENTS	SHARES	VALUE ($)
Indonesia - 2.8% (continued)
Perusahaan Gas Negara Tbk. PT	52,400	$7,827
Unilever Indonesia Tbk. PT	4,300	13,706
United Tractors Tbk. PT	59,000	117,720

		253,201

Mexico - 0.1%
Grupo Televisa SAB, ADR (1)	1,437	12,128

Peru - 0.6%
Credicorp Ltd. (1)	117	26,783
Southern Copper Corp. (1)	653	25,369

		52,152

Philippines - 0.8%
Ayala Corp.	610	10,648
Ayala Land, Inc.	19,300	19,147
BDO Unibank, Inc.	5,390	14,735
International Container Terminal Services, Inc.	1,130	3,229
SM Prime Holdings, Inc.	35,700	25,856

		73,615

Poland - 3.9%
Dino Polska SA *(a)	102	3,574
Jastrzebska Spolka Weglowa SA *	6,190	78,395
KGHM Polska Miedz SA *	639	17,741
PGE Polska Grupa Energetyczna SA *	96,475	248,120

		347,830

Qatar - 0.7%
Industries Qatar QSC	4,800	15,159
Qatar Islamic Bank SAQ	514	2,339
Qatar National Bank QPSC	8,220	42,975

		60,473

Romania - 0.3%
NEPI Rockcastle plc	2,724	25,007

Russia - 0.2%
Mobile TeleSystems PJSC, ADR (1)	1,850	17,224

South Africa - 5.3%
Absa Group Ltd.	1,889	23,622
Anglo American Platinum Ltd.	859	51,111
AngloGold Ashanti Ltd., ADR (1)	2,557	45,540
Bid Corp. Ltd.	555	12,086
Discovery Ltd.	1,561	16,548
Exxaro Resources Ltd.	240	2,939
FirstRand Ltd.	4,842	23,583
Gold Fields Ltd., ADR (1)	6,509	35,214
Growthpoint Properties Ltd., REIT	4,046	6,988
Investec Ltd.	768	4,996
MMI Holdings Ltd.	4,672	6,285
MultiChoice Group Ltd. *	1,028	9,766
Naspers Ltd., Class N	129	31,224
Nedbank Group Ltd.	1,075	19,337
Pick n Pay Stores Ltd.	1,552	7,576
Redefine Properties Ltd., REIT	5,685	3,653
Remgro Ltd.	1,485	19,814
RMB Holdings Ltd.	1,657	9,939
Standard Bank Group Ltd.	761	10,631

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]128

Schedule of Investments	June 30, 2019 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

INVESTMENTS	SHARES	VALUE ($)
South Africa - 5.3% (continued)
Truworths International Ltd.	26,929	$133,660

		474,512

South Korea - 22.4%
Amorepacific Corp.	515	73,568
BGF retail Co. Ltd.	18	3,290
BNK Financial Group, Inc.	3,020	19,601
CJ CheilJedang Corp.	21	5,404
Daelim Industrial Co. Ltd.	266	26,527
E-MART, Inc.	21	2,546
Hana Financial Group, Inc.	4,291	139,081
Hanwha Chemical Corp.	394	7,764
Hanwha Corp.	777	17,997
Hanwha Life Insurance Co. Ltd.	16,434	46,666
HDC Hyundai Development Co.- Engineering & Construction	113	4,264
Hyundai Department Store Co. Ltd.	1,609	115,394
Hyundai Engineering & Construction Co. Ltd.	1,160	53,936
Kia Motors Corp.	413	15,755
Korea Gas Corp.	959	35,092
Korea Investment Holdings Co. Ltd.	2,180	152,580
Korea Shipbuilding & Offshore Engineering Co. Ltd. *	127	13,047
Korea Zinc Co. Ltd.	114	47,019
KT Corp., ADR (1)	11,052	136,713
Kumho Petrochemical Co. Ltd.	232	19,592
LG Chem Ltd.	33	10,142
LG Electronics, Inc.	2,235	153,782
LG Household & Health Care Ltd.	21	23,918
LG Uplus Corp.	800	10,045
NH Investment & Securities Co. Ltd.	585	7,363
POSCO	242	51,373
Samsung Electronics Co. Ltd.	12,563	511,569
Samsung Engineering Co. Ltd. *	689	10,253
Samsung Heavy Industries Co. Ltd. *	1,731	12,252
Samsung Life Insurance Co. Ltd.	121	8,768
Samsung SDS Co. Ltd.	188	35,045
Samsung Securities Co. Ltd.	157	5,325
Shinsegae, Inc.	15	3,915
SK Hynix, Inc.	3,492	210,042
Woongjin Coway Co. Ltd.	148	9,900
Woori Financial Group, Inc.	1,138	13,849

		2,013,377

Taiwan - 12.0%
China Airlines Ltd.	263,000	83,287
China Development Financial Holding Corp.	711,000	217,027
Delta Electronics, Inc.	2,000	10,165
Far Eastern New Century Corp.	11,000	11,884
Formosa Plastics Corp.	1,000	3,691
Globalwafers Co. Ltd.	5,000	50,868
Nan Ya Plastics Corp.	2,000	5,064
Nanya Technology Corp. *	27,000	56,134
Nien Made Enterprise Co. Ltd.	1,000	7,530
Pou Chen Corp.	13,000	16,122
President Chain Store Corp.	14,000	135,490
Realtek Semiconductor Corp.	3,000	22,096
Shanghai Commercial & Savings Bank Ltd. (The)	4,000	7,247

INVESTMENTS	SHARES	VALUE ($)
Taiwan - 12.0% (continued)
Taiwan Semiconductor
Manufacturing Co. Ltd., ADR (1)	6,073	$237,879
Uni-President Enterprises Corp.	80,000	213,095

		1,077,579

United Arab Emirates - 0.8%
Abu Dhabi Commercial Bank PJSC	2,268	5,125
Emaar Properties PJSC	20,305	24,492
Emirates Telecommunications Group Co. PJSC	4,569	20,759
First Abu Dhabi Bank PJSC	5,106	20,697

		71,073

United Kingdom - 0.3%
Mondi Ltd.	1,218	27,383

United States - 1.5%
JBS SA (1)	23,900	131,078

TOTAL COMMON STOCKS (Cost $6,275,334)		6,567,666

SHORT-TERM INVESTMENTS - 28.1%

INVESTMENT COMPANIES - 28.1%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.08% (1)(b)(c)	1,612,144	1,612,144
Limited Purpose Cash Investment Fund, 2.36% (1)(b)	900,760	900,940

TOTAL SHORT-TERM INVESTMENTS (Cost $2,512,839)		2,513,084

TOTAL INVESTMENTS IN SECURITIES AT VALUE - 101.4% (COST $8,788,173)		9,080,750

LIABILITIES IN EXCESS OF OTHER ASSETS - (1.4)% (d)		(125,907)

NET ASSETS - 100.0%		$8,954,843

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$443,778	5.0%
Consumer Discretionary	1,023,176	11.4
Consumer Staples	654,903	7.3
Energy	266,018	3.0
Financials	1,171,415	13.1
Health Care	2,548	0.0 (e)
Industrials	273,198	3.0
Information Technology	1,358,889	15.2
Materials	476,908	5.3
Real Estate	105,143	1.2
Utilities	791,690	8.8
Short-Term Investments	2,513,084	28.1

Total Investments In Securities At Value	9,080,750	101.4
Liabilities in Excess of Other Assets (d)	(125,907)	(1.4)

Net Assets	$8,954,843	100.0%

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]129

Schedule of Investments	June 30, 2019 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

*	Non-income producing security.
(a)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2019 amounted to $3,574, which represents approximately 0.04% of net assets of the fund.

(b)	Represents 7-day effective yield as of June 30, 2019.
(c)	All or a portion of the security pledged as collateral for swap contracts.
(d)	Includes appreciation/(depreciation) on futures and swap contracts.
(e)	Represents less than 0.05% of net assets.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security.

Abbreviations

ADR - American Depositary Receipt

PJSC - Public Joint Stock Company

Preference - A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.

REIT - Real Estate Investment Trust

Futures contracts outstanding as of June 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
MSCI Emerging Markets E-Mini Index	5	9/2019	USD	$263,350	$9,284

					$9,284

Total Return Basket Swaps Outstanding at June 30, 2019

Over the Counter

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Johannesburg Interbank Agreed Rate plus or minus a specified spread (- 0.70% to -0.50%), which is denominated in ZAR based on the local currencies of the positions within the swap.	61 months maturity ranging from 05/27/2024 - 06/24/2024	$10,562	$(250)	$1	$(249)

JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Hong Kong Interbank Offered Rate plus or minus a specified spread (-3.75% to 0.40%), which is denominated in HKD based on the local currencies of the positions within the swap.	31-61 months maturity ranging from 12/20/2021 - 06/21/2024	$4,504,674	$(436,786)	$13,441	$(423,345)

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]130

Schedule of Investments	June 30, 2019 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

China
ANTA Sports Products Ltd.	21,000	$144,841	$9,728	(2.3)%
BAIC Motor Corp. Ltd.	30,000	18,826	1,257	(0.3)
Bank of China Ltd.	150,000	63,295	(144)	0.0
Beijing Capital International Airport Co. Ltd.	50,000	43,819	(11,591)	2.7
China Construction Bank Corp.	26,000	22,412	1,892	(0.4)
China Longyuan Power Group Corp. Ltd.	306,000	196,622	(33,508)	7.9
China Medical System Holdings Ltd.	220,000	202,031	(62,926)	14.9
China Mobile Ltd.	23,000	209,384	(25,496)	6.0
China National Building Material Co. Ltd.	118,000	103,223	(24,979)	5.9
China Overseas Land & Investment Ltd.	10,000	36,907	447	(0.1)
China Resources Cement Holdings Ltd.	92,000	89,070	(15,869)	3.7
China Resources Land Ltd.	8,000	35,222	4,980	(1.2)
China Resources Power Holdings Co. Ltd.	22,000	32,090	1,120	(0.3)
China Taiping Insurance Holdings Co. Ltd.	10,800	28,930	788	(0.2)
CNOOC Ltd.	15,000	25,586	(1,593)	0.4
Country Garden Holdings Co. Ltd.	14,000	21,283	(1,169)	0.3
CSPC Pharmaceutical Group Ltd.	56,000	90,320	(50,147)	11.8
Far East Horizon Ltd.	22,000	22,504	896	(0.2)
Haitian International Holdings Ltd.	107,000	222,041	(57,484)	13.6
Hua Hong Semiconductor Ltd.	18,000	34,907	(8,820)	2.1
Lenovo Group Ltd.	24,000	18,583	(3,630)	0.9
MMG Ltd.	68,000	23,794	(4,651)	1.1
New China Life Insurance Co. Ltd.	15,400	74,934	(5,604)	1.3
People’s Insurance Co. Group of China Ltd. (The)	58,000	22,649	(292)	0.1
PICC Property & Casualty Co. Ltd.	127,000	137,033	2,244	(0.5)
Shandong Weigao Group Medical Polymer Co. Ltd.	80,000	72,595	4,436	(1.0)
Sinopec Engineering Group Co. Ltd.	73,000	61,870	(6,710)	1.6
Sinopec Shanghai Petrochemical Co. Ltd.	262,000	104,337	(13,081)	3.1
Sinotruk Hong Kong Ltd.	80,500	139,477	20,529	(4.8)
Sunac China Holdings Ltd.	4,000	19,644	5,513	(1.3)
Tencent Holdings Ltd.	6,600	298,580	(7,725)	1.8
Tingyi Cayman Islands Holding Corp.	18,000	30,071	278	(0.1)
Uni-President China Holdings Ltd.	182,000	202,730	23,309	(5.5)

Hong Kong
Haier Electronics Group Co. Ltd.	8,000	22,199	6	(0.0)
Kingboard Laminates Holdings Ltd.	185,500	170,198	(1,871)	0.4

Short Positions

Common Stock

China
BBMG Corp.	(209,000)	(67,115)	857	(0.2)
Beijing Enterprises Water Group Ltd.	(374,000)	(222,287)	(36,663)	8.7
Brilliance China Automotive Holdings Ltd.	(232,000)	(256,567)	(12,886)	3.0
China International Capital Corp. Ltd.	(34,800)	(70,243)	(13,421)	3.2
China State Construction International Holdings Ltd.	(28,000)	(28,761)	289	(0.1)
COSCO SHIPPING Energy Transportation Co. Ltd.	(38,000)	(22,450)	(1,536)	0.4
Guangzhou Automobile Group Co. Ltd.	(44,000)	(47,013)	(4,095)	1.0
Kunlun Energy Co. Ltd.	(30,000)	(26,194)	927	(0.2)
Semiconductor Manufacturing International Corp.	(87,500)	(97,533)	(19,443)	4.6
Sunny Optical Technology Group Co. Ltd.	(5,200)	(53,837)	(7,991)	1.9
Xiaomi Corp.	(14,800)	(18,982)	(371)	0.1
Xinyi Solar Holdings Ltd.	(428,000)	(211,483)	(53,634)	12.7

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]131

Schedule of Investments	June 30, 2019 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
China (continued)
Zhongsheng Group Holdings Ltd.	(9,000)	$(25,094)	$(4,282)	1.0%

Hong Kong
Alibaba Pictures Group Ltd.	(100,000)	(21,503)	(9,711)	2.3
China Gas Holdings Ltd.	(9,400)	(34,930)	(3,075)	0.7

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Mexico Equilibrium Interbank Interest Rate plus or minus a specified spread (0.50%), which is denominated in MXN based on the local currencies of the positions within the swap.	32-61 months maturity ranging from 12/20/2021 - 12/21/2023	$279,914	$8,037	$(2,569)	$5,468

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

Mexico
Alfa SAB de CV	73,100	$71,829	$(12,935)	(236.6)%
Fibra Uno Administracion SA de CV	13,000	17,217	(330)	(6.0)
Grupo Financiero Banorte SAB de CV	4,400	25,528	(4,333)	(79.2)
Grupo Mexico SAB de CV	17,600	46,738	6,446	117.9
Wal-Mart de Mexico SAB de CV	43,443	118,602	19,189	350.9

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the Warsaw Interbank Offered Rate plus or minus a specified spread (-0.40%), which is denominated in PLN based on the local currencies of the positions within the swap.	55-61 months maturity ranging from 12/11/2023 - 12/19/2023	$203,659	$(27,437)	$(244)	$(27,681)

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]132

Schedule of Investments	June 30, 2019 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Short Positions

Common Stock

Poland
CCC SA	(1,318)	$(59,509)	$6,547	(23.7)%
Dino Polska SA	(4,114)	(144,150)	(33,984)	122.8

COUNTERPARTY	DESCRIPTION	TERMINATION DATE	ABSOLUTE NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	NET CASH AND OTHER RECEIVABLES (PAYABLES)	VALUE
JPMC	The Fund receives the total return on a portfolio of long and short equity positions and pays or receives the LIBOR and Federal Funds Floating Rate plus or minus a specified spread (- 7.00% to 0.75%), which is denominated in USD based on the local currencies of the positions within the swap.	31-61 months maturity ranging from 12/20/2021 - 06/24/2024	$2,874,913	$267,252	$8,123	$275,375

The following table represents required component disclosures associated with the total return basket swap as of period end.

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Long Positions

Common Stock

China
Agricultural Bank of China Ltd.	21,600	$11,331	$36	0.0%
Bank of China Ltd.	60,200	32,811	2,070	0.8
Bank of Communications Co. Ltd.	36,413	32,476	3,147	1.1
Jiangsu Hengrui Medicine Co. Ltd.	1,680	16,174	3,165	1.1
Ping An Insurance Group Co. of China Ltd.	800	10,345	1,317	0.5

India
Axis Bank Ltd.	2,616	152,237	44,423	16.1
Larsen & Toubro Ltd.	7,031	157,122	14,192	5.2
Reliance Industries Ltd.	7,532	272,292	59,336	21.5
State Bank of India	1,961	101,564	23,856	8.7

Malaysia
Malaysia Airports Holdings Bhd.	98,600	203,738	(19,555)	(7.1)
RHB Bank Bhd.	23,300	31,519	1,080	0.4
Sime Darby Bhd.	17,200	9,414	(278)	(0.1)

Russia
Gazprom PJSC, ADR	9,616	70,569	22,725	8.3
LUKOIL PJSC, ADR	675	57,064	12,030	4.4
MMC Norilsk Nickel PJSC, ADR	610	13,863	(170)	(0.1)
Novatek PJSC	163	34,649	12,178	4.4
Rosneft Oil Co. PJSC	2,281	14,967	1,931	0.7
Severstal PJSC	4,235	71,442	3,632	1.3
Surgutneftegas PJSC, ADR	4,532	18,666	(3,351)	(1.2)

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]133

Schedule of Investments	June 30, 2019 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND

REFERENCE ENTITY	SHARES	NOTIONAL VALUE	NET UNREALIZED APPRECIATION (DEPRECIATION)	PERCENTAGE OF SWAP VALUE
Thailand
Bangkok Bank PCL	6,400	$41,133	$179	0.1%
Central Pattana PCL	9,100	22,264	(1,737)	(0.6)
Krung Thai Bank PCL	17,400	11,067	257	0.1
PTT Exploration & Production PCL	12,200	53,865	7,085	2.6
Siam Commercial Bank PCL (The)	3,400	15,474	900	0.3
TMB Bank PCL	164,000	10,485	355	0.1

Short Positions

Common Stock

Brazil
Braskem SA (Preference)	(2,000)	(18,318)	4,931	1.8
Cosan SA	(1,600)	(19,304)	(579)	(0.2)
Petroleo Brasileiro SA (Preference)	(14,500)	(103,050)	(8,690)	(3.2)
Suzano SA	(14,500)	(123,894)	12,257	4.5
Ultrapar Participacoes SA	(2,600)	(13,677)	457	0.2

India
ICICI Bank Ltd., ADR	(3,232)	(40,691)	(2,961)	(1.1)
Infosys Ltd., ADR	(2,452)	(26,236)	5	0.0
Tata Motors Ltd., ADR	(1,597)	(18,653)	832	0.3

Mexico
America Movil SAB de CV, ADR	(588)	(8,561)	58	0.0

South Korea
BGF retail Co. Ltd.	(218)	(39,840)	(1,882)	(0.7)
Celltrion Healthcare Co. Ltd.	(290)	(14,196)	195	0.1
Celltrion, Inc.	(644)	(114,780)	(4,515)	(1.6)
CJ CheilJedang Corp.	(624)	(160,566)	33,092	12.0
CJ Logistics Corp.	(751)	(87,604)	23,970	8.7
Hanwha Chemical Corp.	(708)	(13,951)	(1,345)	(0.5)
Korea Shipbuilding & Offshore Engineering Co. Ltd.	(1,554)	(159,642)	(2,907)	(1.1)
LG Chem Ltd.	(271)	(83,288)	1,587	0.6
LG Display Co. Ltd.	(3,436)	(53,259)	122	0.0
Lotte Corp.	(2,400)	(91,582)	19,234	7.0
OCI Co. Ltd.	(567)	(45,913)	1,460	0.5
Samsung Heavy Industries Co. Ltd.	(2,770)	(19,605)	(1,256)	(0.5)
Samsung SDI Co. Ltd.	(80)	(16,413)	(1,091)	(0.4)
S-Oil Corp.	(434)	(31,522)	(1,515)	(0.6)

Taiwan
Formosa Petrochemical Corp.	(2,000)	(7,142)	182	0.1
Hiwin Technologies Corp.	(3,000)	(25,192)	2,775	1.0

See notes to Schedule of Investments.

[777467.PARTF]134

Schedule of Investments	June 30, 2019 (Unaudited)

AQR CORE PLUS BOND FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
LONG POSITIONS - 126.3%

CORPORATE BONDS - 24.9%

Aerospace & Defense - 0.7%
Hexcel Corp. 3.95%, 2/15/2027	$730,000	$744,970

Automobiles - 0.1%
General Motors Co. 5.20%, 4/1/2045	100,000	95,493

Banks - 1.9%
Bank of Montreal (Canada) (USD Swap Semi 5 Year + 1.43%), 3.80%, 12/15/2032 (a)	790,000	801,147
JPMorgan Chase & Co. 2.95%, 10/1/2026	220,000	223,950
SVB Financial Group 3.50%, 1/29/2025	390,000	397,897
Vnesheconombank (Russia) 6.80%, 11/22/2025 (b)	140,000	154,022
Zions Bancorp NA 3.50%, 8/27/2021	510,000	520,524

		2,097,540

Capital Markets - 0.6%
Ares Capital Corp. 3.50%, 2/10/2023	700,000	696,578

Chemicals - 0.7%
RPM International, Inc. 3.75%, 3/15/2027	800,000	805,427

Communications Equipment - 0.4%
Motorola Solutions, Inc. 3.75%, 5/15/2022	416,000	427,481

Consumer Finance - 2.2%
American Express Co. 2.50%, 8/1/2022	810,000	815,142
Capital One Financial Corp. 3.90%, 1/29/2024	750,000	788,207
Synchrony Financial 3.95%, 12/1/2027	730,000	729,158

		2,332,507

Diversified Financial Services - 0.6%
Petronas Capital Ltd. (Malaysia) 7.88%, 5/22/2022 (b)	240,000	274,898
Voya Financial, Inc. 4.80%, 6/15/2046	330,000	368,594

		643,492

Electric Utilities - 2.0%
DPL, Inc. 7.25%, 10/15/2021	596,000	640,700
Exelon Corp. 3.50%, 6/1/2022 (c)	630,000	645,424
FirstEnergy Corp. Series B, 3.90%, 7/15/2027	810,000	850,706

		2,136,830

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Electronic Equipment, Instruments & Components - 0.6%
Keysight Technologies, Inc. 4.60%, 4/6/2027	$620,000	$662,926

Equity Real Estate Investment Trusts (REITs) - 0.7%
Crown Castle International Corp. 3.65%, 9/1/2027	750,000	772,345

Food & Staples Retailing - 0.7%
Alimentation Couche-Tard, Inc. (Canada) 2.70%, 7/26/2022 (b)	788,000	789,553

Food Products - 0.2%
Smithfield Foods, Inc. 4.25%, 2/1/2027 (b)	230,000	234,055

Gas Utilities - 0.8%
National Fuel Gas Co. 4.75%, 9/1/2028	780,000	820,352

Health Care Equipment & Supplies - 0.2%
Edwards Lifesciences Corp. 4.30%, 6/15/2028	170,000	183,784

Health Care Providers & Services - 1.4%
Anthem, Inc. 4.63%, 5/15/2042	890,000	968,824
Humana, Inc. 4.95%, 10/1/2044	450,000	496,690

		1,465,514

Hotels, Restaurants & Leisure - 0.3%
Darden Restaurants, Inc. 4.55%, 2/15/2048	140,000	140,630
McDonald’s Corp. 4.88%, 12/9/2045	100,000	114,806
Starbucks Corp. 4.50%, 11/15/2048	100,000	109,795

		365,231

Household Products - 0.6%
Church & Dwight Co., Inc. 3.15%, 8/1/2027	650,000	654,462

Industrial Conglomerates - 0.7%
Roper Technologies, Inc. 3.80%, 12/15/2026	770,000	804,069

Insurance - 0.5%
Aon plc 4.75%, 5/15/2045	100,000	111,736
Progressive Corp. (The) 4.13%, 4/15/2047	360,000	398,777

		510,513

Metals & Mining - 0.1%
Teck Resources Ltd. (Canada) 6.25%, 7/15/2041	100,000	112,279

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]135

Schedule of Investments	June 30, 2019 (Unaudited)

AQR CORE PLUS BOND FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
Multiline Retail - 0.5%
Dollar General Corp. 3.25%, 4/15/2023	$530,000	$544,418

Multi-Utilities - 0.7%
DTE Energy Co. 2.85%, 10/1/2026	100,000	98,871
Sempra Energy 3.40%, 2/1/2028	660,000	658,899

		757,770

Oil, Gas & Consumable Fuels - 2.1%
HollyFrontier Corp. 5.88%, 4/1/2026	740,000	810,429
KazTransGas JSC (Kazakhstan) 4.38%, 9/26/2027 (b)	200,000	203,632
ONEOK, Inc. 4.95%, 7/13/2047	640,000	674,165
Petroleos Mexicanos (Mexico) 4.50%, 1/23/2026	20,000	18,364
6.50%, 3/13/2027	50,000	49,370
6.63%, 6/15/2035	120,000	110,850
6.75%, 9/21/2047	160,000	142,480
6.35%, 2/12/2048	10,000	8,585
Western Midstream Operating LP 5.30%, 3/1/2048	250,000	231,942

		2,249,817

Professional Services - 1.4%
IHS Markit Ltd. 4.75%, 2/15/2025 (b)	670,000	718,642
Verisk Analytics, Inc. 4.00%, 6/15/2025	730,000	779,525

		1,498,167

Software - 1.4%
Citrix Systems, Inc. 4.50%, 12/1/2027	720,000	744,994
VMware, Inc. 3.90%, 8/21/2027	770,000	781,059

		1,526,053

Specialty Retail - 1.9%
AutoZone, Inc. 3.13%, 7/15/2023	710,000	726,088
Best Buy Co., Inc. 4.45%, 10/1/2028	650,000	685,960
O’Reilly Automotive, Inc. 4.35%, 6/1/2028	640,000	691,982

		2,104,030

Technology Hardware, Storage & Peripherals - 0.6%
Xerox Corp. 4.12%, 3/15/2023 (c)	600,000	610,746

Water Utilities - 0.1%
American Water Capital Corp. 3.75%, 9/1/2047	100,000	101,325

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
Wireless Telecommunication Services - 0.2%
Rogers Communications, Inc. (Canada) 5.00%, 3/15/2044		$190,000	$219,408

TOTAL CORPORATE BONDS (Cost $25,748,213)			26,967,135

MORTGAGE-BACKED SECURITIES - 29.6%
UMBS, 15 Year, Single Family TBA, 2.50%, 7/25/2034		1,350,000	1,359,466
TBA, 3.00%, 7/25/2034		1,100,000	1,121,624
TBA, 3.50%, 7/25/2034		650,000	670,925
UMBS, 30 Year, Single Family TBA, 3.00%, 7/25/2049		6,700,000	6,757,185
TBA, 3.50%, 7/25/2049		9,600,000	9,814,875
TBA, 4.00%, 7/25/2049		7,250,000	7,493,130
TBA, 4.50%, 7/25/2049		3,200,000	3,343,844
TBA, 5.00%, 7/25/2049		1,500,000	1,585,576

TOTAL MORTGAGE-BACKED SECURITIES (Cost $32,077,939)			32,146,625

FOREIGN GOVERNMENT SECURITIES - 21.7%
Arab Republic of Egypt 8.50%, 1/31/2047 (d)		200,000	211,744
Australia Government Bond 2.75%, 11/21/2027 (d)	AUD	170,000	133,298
2.25%, 5/21/2028 (d)	AUD	3,460,000	2,620,804
2.75%, 11/21/2028 (d)	AUD	1,030,000	813,746
Dominican Republic Government Bond 6.88%, 1/29/2026 (b)		$100,000	112,876
7.45%, 4/30/2044 (b)		100,000	115,876
Export-Import Bank of India 4.00%, 1/14/2023 (d)		200,000	206,545
Federal Republic of Nigeria 7.88%, 2/16/2032 (b)		200,000	208,927
France Government Bond OAT 1.00%, 5/25/2027 (d)	EUR	1,110,000	1,384,176
Hungary Government Bond 6.38%, 3/29/2021		$180,000	192,132
5.38%, 2/21/2023		30,000	33,001
5.75%, 11/22/2023		20,000	22,662
Instituto Costarricense de Electricidad 6.95%, 11/10/2021 (b)		200,000	204,750
Japan Government Bond 0.10%, 6/20/2028	JPY	433,350,000	4,128,069
0.60%, 12/20/2036	JPY	50,550,000	504,431
2.50%, 3/20/2038	JPY	158,400,000	2,087,813
2.40%, 9/20/2038	JPY	28,950,000	378,478
Kingdom of Belgium 1.00%, 6/22/2026 (d)	EUR	80,000	98,910
0.80%, 6/22/2027 (d)	EUR	240,000	293,371
Kingdom of Spain 5.15%, 10/31/2028 (d)	EUR	810,000	1,328,122
Mexico Government Bond 6.05%, 1/11/2040		$160,000	190,960

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]136

Schedule of Investments	June 30, 2019 (Unaudited)

AQR CORE PLUS BOND FUND

INVESTMENTS	PRINCIPAL AMOUNT ($)		VALUE ($)
FOREIGN GOVERNMENT SECURITIES - 21.7% (continued)
Oman Government International Bond 6.75%, 1/17/2048 (d)		$200,000	$176,237
People’s Republic of China 2.13%, 11/2/2022 (d)		310,000	310,003
Republic of Argentina 8.75%, 5/7/2024		50,000	35,707
8.28%, 12/31/2033		322,469	265,626
Republic of Chile 3.25%, 9/14/2021		100,000	102,301
3.13%, 3/27/2025		200,000	208,300
Republic of Colombia 8.13%, 5/21/2024		100,000	123,000
Republic of Ecuador 7.88%, 1/23/2028 (b)		200,000	197,752
Republic of El Salvador 8.25%, 4/10/2032 (b)		140,000	154,176
7.65%, 6/15/2035 (b)		60,000	62,401
Republic of Indonesia 2.95%, 1/11/2023		200,000	201,154
4.13%, 1/15/2025 (d)		200,000	210,107
Republic of Italy 6.50%, 11/1/2027	EUR	3,220,000	4,974,286
Republic of Peru 8.75%, 11/21/2033		$180,000	290,700
Republic of Romania 6.75%, 2/7/2022 (b)		200,000	219,600
Republic of South Africa 4.67%, 1/17/2024		270,000	282,487
Republic of Ukraine 7.75%, 9/1/2025 (b)		190,000	196,460
Russian Federation 5.25%, 6/23/2047 (b)		200,000	220,918

TOTAL FOREIGN GOVERNMENT SECURITIES (Cost $22,844,745)			23,501,906

U.S. TREASURY OBLIGATIONS - 38.7%
U.S. Treasury Bonds 3.13%, 2/15/2043		530,000	590,991
2.88%, 5/15/2043		8,640,000	9,240,750
U.S. Treasury Notes 2.25%, 7/31/2021		23,300,000	23,531,180
1.88%, 1/31/2022		6,300,000	6,322,149
1.88%, 2/28/2022		2,120,000	2,127,867
2.25%, 11/15/2027		100,000	102,375

TOTAL U.S. TREASURY OBLIGATIONS (Cost $40,581,984)			41,915,312

	SHARES

SHORT-TERM INVESTMENTS - 11.4%

INVESTMENT COMPANIES - 11.4%
Goldman Sachs Financial Square Funds - Treasury Instruments Fund, 2.08% (1)(e)(f)		120,118	120,118
Limited Purpose Cash Investment Fund, 2.36% (1)(e)		12,258,691	12,261,142

TOTAL SHORT-TERM INVESTMENTS (Cost $12,377,239)			12,381,260

TOTAL INVESTMENTS BEFORE TBA SALE COMMITMENTS (Cost $133,630,120)			136,912,238

INVESTMENTS	PRINCIPAL AMOUNT ($)	VALUE ($)
TBA SALE COMMITMENTS - (0.4)%

MORTGAGE-BACKED SECURITIES - (0.4)%
UMBS, 15 Year, Single Family
TBA, 2.50%, 7/25/2034	$(50,000)	$(50,350)
TBA, 3.50%, 7/25/2034	(50,000)	(51,610)
UMBS, 30 Year, Single Family TBA, 3.00%, 7/25/2049	(350,000)	(352,988)

TOTAL TBA SALE COMMITMENTS (Proceeds $(454,832))		(454,948)

TOTAL INVESTMENTS NET OF TBA SALE COMMITMENTS - 125.9% (Cost $133,175,288)		136,457,290

LIABILITIES IN EXCESS OF OTHER ASSETS - (25.9)% (g)		(28,041,362)

NET ASSETS - 100.0%		$108,415,928

SECTOR	VALUE	% OF NET ASSETS
Communication Services	$219,408	0.2%
Consumer Discretionary	3,109,172	2.8
Consumer Staples	1,678,070	1.5
Energy	2,249,817	2.1
Financials	6,280,630	5.8
Foreign Government Securities	23,501,906	21.7
Health Care	1,649,298	1.6
Industrials	3,047,206	2.8
Information Technology	3,227,206	3.0
Materials	917,706	0.8
Mortgage-Backed Securities	31,691,677	29.2
Real Estate	772,345	0.7
U.S. Treasury Obligations	41,915,312	38.7
Utilities	3,816,277	3.6
Short-Term Investments	12,381,260	11.4

Total Investments In Securities At Value	136,457,290	125.9
Liabilities in Excess of Other Assets (g)	(28,041,362)	(25.9)

Net Assets	$108,415,928	100.0%

(a)	Variable or floating rate security, linked to the referenced benchmark. The interest rate shown was the current rate as of June 30, 2019.
(b)

Securities exempt from registration under Rule 144A or section 4(2), of the Securities Act of 1933. Under procedures approved by the Board of Trustees, such securities have been determined to be liquid by the investment adviser and may be resold, normally to qualified institutional buyers in transactions exempt from registration. Total value of all such securities at June 30, 2019 amounted to $4,068,538, which represents approximately 3.75% of net assets of the fund.

(c)

Step bond. Coupon rate is a fixed rate for an initial period that either resets at a specific date or may reset in the future contingent upon a rating change made by a rating agency. The interest rate shown was the current rate as of June 30, 2019.

(d)	Security exempt from registration pursuant to Regulation S under the Securities Act of 1933. Regulation S applies to securities offerings that are made outside of the United States and do not

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]137

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AQR CORE PLUS BOND FUND

involve direct selling efforts in the United States. At June 30, 2019, the value of these securities amounted to $7,787,063 or 7.18% of net assets.
(e)	Represents 7-day effective yield as of June 30, 2019.
(f)	All or a portion of the security pledged as collateral for forward foreign currency exchange contracts.
(g)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.

All securities are Level 2 with respect to ASC 820, unless otherwise noted in parentheses.

(1)	Level 1 security.

Abbreviations

AUD - Australian Dollar

EUR - Euro

JPY - Japanese Yen

TBA - To Be Announced; Security is subject to delayed delivery.

UMBS - Uniform Mortgage-Backed Securities

Credit default swap contracts outstanding — buy protection as of June 30, 2019:

Exchange Cleared

REFERENCE ENTITY	FINANCING RATE PAID	PAYMENTS FREQUENCY	MATURITY DATE	CREDIT SPREAD	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Markit CDX Emerging Market Index Series 31.V1	1.00%	Quarterly	6/20/2024	1.69%	USD	6,140,000	$209,210	$(17,363)	$191,847
Republic of South Africa, 5.50%, 3/9/2020	1.00%	Quarterly	6/20/2024	1.67%	USD	1,200,000	52,020	(14,931)	37,089
Republic of Turkey, 11.88%, 1/15/2030	1.00%	Quarterly	6/20/2024	3.95%	USD	1,000,000	131,076	(4,574)	126,502

							392,306	(36,868)	355,438

Republic of Chile, 3.88%, 8/5/2020	1.00%	Quarterly	6/20/2024	0.39%	USD	500,000	$(14,005)	$(818)	$(14,823)
Republic of Korea, 7.13%, 4/16/2019	1.00%	Quarterly	6/20/2024	0.33%	USD	2,800,000	(87,857)	(3,138)	(90,995)

							(101,862)	(3,956)	(105,818)

							$290,444	$(40,824)	$249,620

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]138

Schedule of Investments	June 30, 2019 (Unaudited)

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Credit default swap contracts outstanding — sell protection as of June 30, 2019:

Exchange Cleared

REFERENCE ENTITY	FINANCING RATE RECEIVED	PAYMENTS FREQUENCY	MATURITY DATE	CREDIT SPREAD	NOTIONAL AMOUNT		UPFRONT PAYMENTS (RECEIPTS)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Markit CDX North America Investment Grade Index Series 32.V1	1.00%	Quarterly	6/20/2024	0.55%	USD	7,460,000	$120,726	$39,979	$160,705
Penerbangan Malaysia Bhd., 5.63%, 3/15/2016	1.00%	Quarterly	6/20/2024	0.54%	USD	700,000	13,282	2,304	15,586
Republic of Indonesia, 5.88%, 3/13/2020	1.00%	Quarterly	6/20/2024	0.91%	USD	1,400,000	219	6,324	6,543

							134,227	48,607	182,834

Federative Republic of Brazil, 4.25%, 1/7/2025	1.00%	Quarterly	6/20/2024	1.50%	USD	2,400,000	$(74,132)	$19,332	$(54,800)
Mexico Government Bond, 4.15%, 3/28/2027	1.00%	Quarterly	6/20/2024	1.11%	USD	1,000,000	(15,520)	10,613	(4,907)
Russian Federation, 7.50%, 3/31/2030	1.00%	Quarterly	6/20/2024	1.14%	USD	100,000	(1,447)	825	(622)

							(91,099)	30,770	(60,329)

							$43,128	$79,377	$122,505

Forward Effective Interest rate swap contracts outstanding as of June 30, 2019:

Exchange Cleared

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Pay	3 Month Australian Bank-Bill Reference Rate Quarterly	1.50% Semi- Annually	9/15/2021	NZD	5,900,000	$(2,523)	$16,491	$13,968
Pay	3 Month Australian Bank-Bill Reference Rate Quarterly	1.50% Semi- Annually	12/15/2021	NZD	1,500,000	1,171	2,688	3,859
Pay	3 Month Australian Bank-Bill Reference Rate Quarterly	2.50% Semi- Annually	9/12/2029	NZD	1,300,000	29,199	26,337	55,536
Pay	3 Month Australian Bank-Bill Reference Rate Quarterly	2.50% Semi- Annually	9/12/2029	NZD	500,000	7,495	13,865	21,360
Pay	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.50% Semi- Annually	9/16/2021	CAD	26,900,000	229,090	80,332	309,422

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]139

Schedule of Investments	June 30, 2019 (Unaudited)

AQR CORE PLUS BOND FUND

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Pay	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.50% Semi- Annually	9/16/2021	CAD	4,100,000	$19,117	$28,044	$47,161
Pay	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.75% Semi- Annually	9/17/2029	CAD	5,700,000	257,819	104,180	361,999
Pay	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.50% Semi- Annually	12/17/2029	CAD	1,600,000	67,361	4,756	72,117
Pay	3 Month Johannesburg Interbank Agreed Rate Quarterly	7.00% Quarterly	9/15/2021	ZAR	34,900,000	(4,688)	19,045	14,357
Pay	3 Month Johannesburg Interbank Agreed Rate Quarterly	7.00% Quarterly	12/15/2021	ZAR	14,800,000	4,228	1,360	5,588
Pay	3 Month London Interbank Offered Rate Quarterly	3.00% Semi- Annually	9/20/2021	USD	2,000,000	31,857	18,851	50,708
Pay	3 Month London Interbank Offered Rate Quarterly	3.00% Semi- Annually	9/20/2021	USD	4,700,000	70,838	48,326	119,164
Pay	3 Month London Interbank Offered Rate Quarterly	3.00% Semi- Annually	9/18/2029	USD	400,000	24,383	13,812	38,195
Pay	3 Month London Interbank Offered Rate Quarterly	2.75% Semi- Annually	12/18/2029	USD	2,000,000	130,450	12,698	143,148
Pay	3 Month Stockholm Interbank Offered Rate Quarterly	0.00% Annually	9/15/2021	SEK	91,300,000	(12,054)	27,795	15,741
Pay	3 Month Stockholm Interbank Offered Rate Quarterly	1.00% Annually	9/19/2029	SEK	18,700,000	35,528	50,886	86,414
Pay	3 Month Stockholm Interbank Offered Rate Quarterly	1.00% Annually	9/19/2029	SEK	58,000,000	(46,653)	314,675	268,022
Pay	6 Month Australian Bank-Bill Reference Rate Semi-Annually	2.00% Semi- Annually	9/12/2024	AUD	21,000,000	315,090	252,393	567,483
Pay	6 Month Australian Bank-Bill Reference Rate Semi-Annually	2.50% Semi- Annually	9/13/2029	AUD	2,600,000	228	158,294	158,522
Pay	6 Month Euro Interbank Offered Rate Semi-Annually	0.00% Annually	9/20/2021	EUR	27,400,000	130,144	113,714	243,858
Pay	6 Month Euro Interbank Offered Rate Semi-Annually	0.00% Annually	12/20/2021	EUR	1,500,000	9,451	3,955	13,406
Pay	6 Month Euro Interbank Offered Rate Semi-Annually	1.00% Annually	9/18/2029	EUR	5,500,000	317,426	187,001	504,427

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]140

Schedule of Investments	June 30, 2019 (Unaudited)

AQR CORE PLUS BOND FUND

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Pay	6 Month Euro Interbank Offered Rate Semi-Annually	1.00% Annually	9/18/2029	EUR	4,400,000	$133,527	$270,015	$403,542
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.00% Semi- Annually	9/15/2021	JPY	2,866,400,000	18,254	44,024	62,278
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.50% Annually	9/15/2021	CHF	7,900,000	(1,219)	50,383	49,164
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.00% Semi- Annually	9/15/2021	JPY	896,400,000	5,174	14,302	19,476
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.50% Annually	9/15/2021	CHF	6,300,000	1,085	38,122	39,207
Pay	6 Month London Interbank Offered Rate Semi-Annually	1.25% Semi- Annually	9/20/2021	GBP	13,600,000	84,102	58,956	143,058
Pay	6 Month London Interbank Offered Rate Semi-Annually	1.25% Semi- Annually	9/20/2021	GBP	36,400,000	46,163	336,725	382,888
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.00% Semi- Annually	12/15/2021	JPY	1,466,000,000	20,291	16,371	36,662
Pay	6 Month London Interbank Offered Rate Semi-Annually	1.25% Semi- Annually	12/20/2021	GBP	3,000,000	29,071	2,394	31,465
Pay	6 Month London Interbank Offered Rate Semi-Annually	1.50% Semi- Annually	9/18/2029	GBP	2,800,000	78,144	74,523	152,667
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.00% Annually	9/19/2029	CHF	1,600,000	55	34,304	34,359
Pay	6 Month Norwegian Interbank Offered Rate Semi-Annually	2.00% Annually	9/15/2021	NOK	12,100,000	5,249	984	6,233
Pay	6 Month Singapore Interbank Offered Rate Semi-Annually	2.00% Semi- Annually	9/15/2021	SGD	9,000,000	16,026	34,159	50,185
Pay	6 Month Warsaw Interbank Offered Rate Semi-Annually	2.00% Annually	9/15/2021	PLN	37,700,000	25,220	19,851	45,071
Pay	6 Month Warsaw Interbank Offered Rate Semi-Annually	2.00% Annually	12/15/2021	PLN	3,600,000	4,988	(509)	4,479
Receive	3 Month Hong Kong Interbank Offered Rate Quarterly	1.50% Quarterly	12/15/2021	HKD	3,700,000	728	65	793
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.00% Semi- Annually	9/19/2029	JPY	152,600,000	19,463	(14,338)	5,125
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.00% Semi- Annually	12/19/2029	JPY	324,000,000	26,452	(12,458)	13,994

						2,127,730	2,467,371	4,595,101

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]141

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AQR CORE PLUS BOND FUND

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Pay	6 Month London Interbank Offered Rate Semi-Annually	0.00% Semi- Annually	9/19/2029	JPY	577,800,000	$(68,152)	$48,746	$(19,406)
Pay	6 Month Norwegian Interbank Offered Rate Semi-Annually	1.50% Annually	9/15/2021	NOK	246,600,000	(71,067)	(83,169)	(154,236)
Pay	6 Month Norwegian Interbank Offered Rate Semi-Annually	1.50% Annually	12/15/2021	NOK	3,400,000	(1,816)	(180)	(1,996)
Receive	1 Month Mexico Equilibrium Interbank Interest Rate Monthly	7.50% Monthly	12/15/2021	MXN	37,300,000	(389)	(12,064)	(12,453)
Receive	3 Month Australian Bank-Bill Reference Rate Quarterly	1.50% Quarterly	9/09/2021	AUD	26,100,000	(89,062)	(96,784)	(185,846)
Receive	3 Month Australian Bank-Bill Reference Rate Quarterly	1.50% Quarterly	9/09/2021	AUD	12,500,000	31,365	(120,372)	(89,007)
Receive	3 Month Australian Bank-Bill Reference Rate Quarterly	1.50% Semi- Annually	9/15/2021	NZD	2,400,000	8,295	(13,977)	(5,682)
Receive	3 Month Australian Bank-Bill Reference Rate Quarterly	1.00% Quarterly	12/09/2021	AUD	600,000	1,206	(1,367)	(161)
Receive	3 Month Australian Bank-Bill Reference Rate Quarterly	2.00% Semi- Annually	9/11/2024	NZD	4,900,000	(43,423)	(44,072)	(87,495)
Receive	3 Month Australian Bank-Bill Reference Rate Quarterly	2.00% Semi- Annually	12/12/2029	NZD	300,000	(322)	(2,735)	(3,057)
Receive	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.25% Semi- Annually	12/16/2021	CAD	7,400,000	(68,065)	6,881	(61,184)
Receive	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.75% Semi- Annually	9/16/2024	CAD	21,700,000	(644,398)	(187,481)	(831,879)
Receive	3 Month Canadian Bankers’ Acceptance Rate Quarterly	2.75% Semi- Annually	9/17/2029	CAD	900,000	(18,984)	(38,174)	(57,158)
Receive	3 Month Korean Certificate of Deposit Quarterly	1.50% Quarterly	9/15/2021	KRW	5,531,100,000	12,395	(18,474)	(6,079)
Receive	3 Month London Interbank Offered Rate Quarterly	2.50% Semi- Annually	12/20/2021	USD	9,600,000	(143,842)	(15,278)	(159,120)
Receive	3 Month London Interbank Offered Rate Quarterly	3.00% Semi- Annually	9/18/2024	USD	1,600,000	(64,189)	(32,145)	(96,334)

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]142

Schedule of Investments	June 30, 2019 (Unaudited)

AQR CORE PLUS BOND FUND

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Receive	3 Month London Interbank Offered Rate Quarterly	3.00% Semi- Annually	9/18/2029	USD	1,100,000	$(46,923)	$(58,115)	$(105,038)
Receive	3 Month Stockholm Interbank Offered Rate Quarterly	0.00% Annually	9/15/2021	SEK	281,600,000	114,357	(162,909)	(48,552)
Receive	3 Month Stockholm Interbank Offered Rate Quarterly	0.50% Annually	9/18/2024	SEK	72,700,000	(61,111)	(88,132)	(149,243)
Receive	6 Month Australian Bank-Bill Reference Rate Semi-Annually	2.00% Semi- Annually	9/13/2029	AUD	5,600,000	(23,133)	(132,327)	(155,460)
Receive	6 Month Budapest Interbank Offered Rate Semi-Annually	1.00% Annually	9/15/2021	HUF	1,038,200,000	(2,164)	(18,349)	(20,513)
Receive	6 Month Euro Interbank Offered Rate Semi-Annually	0.00% Annually	9/20/2021	EUR	22,200,000	(49,807)	(147,770)	(197,577)
Receive	6 Month Euro Interbank Offered Rate Semi-Annually	0.50% Annually	9/18/2024	EUR	21,700,000	(578,688)	(310,509)	(889,197)
Receive	6 Month Euro Interbank Offered Rate Semi-Annually	0.75% Annually	12/18/2029	EUR	400,000	(17,071)	(6,605)	(23,676)
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.00% Semi- Annually	9/18/2024	JPY	2,279,500,000	(13,998)	(105,883)	(119,881)
Receive	6 Month London Interbank Offered Rate Semi-Annually	1.50% Semi- Annually	9/18/2024	GBP	11,000,000	(259,373)	(146,947)	(406,320)
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.50% Annually	9/18/2024	CHF	6,300,000	(517)	(37,909)	(38,426)
Receive	6 Month London Interbank Offered Rate Semi-Annually	1.50% Semi- Annually	9/18/2029	GBP	7,700,000	20,729	(440,563)	(419,834)
Receive	6 Month London Interbank Offered Rate Semi-Annually	0.50% Annually	9/19/2029	CHF	1,300,000	(26,032)	(72,352)	(98,384)
Receive	6 Month London Interbank Offered Rate Semi-Annually	1.50% Semi- Annually	12/18/2029	GBP	700,000	(32,127)	(4,874)	(37,001)

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]143

Schedule of Investments	June 30, 2019 (Unaudited)

AQR CORE PLUS BOND FUND

PAY/ RECEIVE FLOATING RATE	FLOATING RATE INDEX (a)	FIXED RATE	MATURITY DATE	NOTIONAL AMOUNT		UPFRONT PREMIUM PAID (RECEIVED)	UNREALIZED APPRECIATION (DEPRECIATION)	VALUE
Receive	6 Month Norwegian Interbank Offered Rate Semi-Annually	2.00% Annually	9/19/2029	NOK	54,700,000	$76,634	$(165,293)	$(88,659)
Receive	6 Month Norwegian Interbank Offered Rate Semi-Annually	2.00% Annually	12/19/2029	NOK	600,000	(461)	(440)	(901)
Receive	6 Month Prague Interbank Offered Rate Semi-Annually	2.00% Annually	9/15/2021	CZK	130,000,000	9,404	(20,852)	(11,448)
Receive	6 Month Prague Interbank Offered Rate Semi-Annually	2.00% Annually	12/15/2021	CZK	10,100,000	(1,181)	(500)	(1,681)

						(2,051,910)	(2,530,974)	(4,582,884)

						$75,820	$(63,603)	$12,217

(a) Floating rate indices at June 30, 2019 were as follows:

1 Month Mexico Equilibrium Interbank Interest Rate: 8.49%

3 Month Australian Bank-Bill Reference Rate: 1.20%

3 Month Canadian Bankers’ Acceptance Rate: 1.97%

3 Month Hong Kong Interbank Offered Rate: 2.46%

3 Month Johannesburg Interbank Agreed Rate: 7.03%

3 Month Korean Certificate of Deposit: 1.78%

3 Month London Interbank Offered Rate: 2.32%

3 Month Stockholm Interbank Offered Rate: (0.03)%

6 Month Australian Bank-Bill Reference Rate: 1.22%

6 Month Budapest Interbank Offered Rate: 0.30%

6 Month Euro Interbank Offered Rate: (0.31)%

6 Month London Interbank Offered Rate: 2.20%

6 Month Norwegian Interbank Offered Rate: 1.72%

6 Month Prague Interbank Offered Rate: 2.22%

6 Month Singapore Interbank Offered Rate: 2.06%

6 Month Warsaw Interbank Offered Rate: 1.69%

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]144

Schedule of Investments	June 30, 2019 (Unaudited)

AQR CORE PLUS BOND FUND

Futures contracts outstanding as of June 30, 2019:

Exchange Traded

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION)
Long Contracts
Australia 10 Year Bond	1	9/2019	AUD	$100,850	$708
Euro-Bund	11	9/2019	EUR	2,160,649	24,293
Japan 10 Year Bond	1	9/2019	JPY	1,426,981	3,892
U.S. Treasury Ultra Bond	3	9/2019	USD	532,688	2,684

					31,577

Short Contracts
Canada 10 Year Bond	(8)	9/2019	CAD	(873,155)	(10,146)
Long Gilt	(62)	9/2019	GBP	(10,259,418)	(93,449)
U.S. Treasury 5 Year Note	(16)	9/2019	USD	(1,890,500)	(7,809)

					(111,404)

					$(79,827)

Forward foreign currency contracts outstanding as of June 30, 2019:

Over the Counter

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
AUD	2,423,251	USD	1,686,358	CITI	9/18/2019	$18,954
AUD	2,423,241	USD	1,686,353	JPMC	9/18/2019	18,952
BRL	1,701,004	USD	433,796	CITI**	9/18/2019	5,815
BRL	1,700,996	USD	433,794	JPMC**	9/18/2019	5,814
CAD	1,118,994	USD	835,603	CITI	9/18/2019	20,124
CAD	1,119,006	USD	835,612	JPMC	9/18/2019	20,125
CHF	7,000	USD	7,121	CITI	9/18/2019	101
CHF	7,000	USD	7,121	JPMC	9/18/2019	101
COP	115,000,000	USD	35,129	CITI**	9/18/2019	484
COP	115,000,000	USD	35,129	JPMC**	9/18/2019	484
CZK	150,000	USD	6,647	CITI	9/18/2019	69
CZK	150,000	USD	6,647	JPMC	9/18/2019	69
EUR	2,888,366	USD	3,278,437	CITI	9/18/2019	26,590
EUR	2,888,367	USD	3,278,442	JPMC	9/18/2019	26,586
HUF	43,597,504	USD	151,078	CITI	9/18/2019	3,130
HUF	43,597,496	USD	151,078	JPMC	9/18/2019	3,130
INR	41,015,500	USD	581,927	CITI**	9/18/2019	6,642
INR	41,015,500	USD	581,928	JPMC**	9/18/2019	6,642
JPY	63,651,952	USD	589,879	CITI	9/18/2019	3,956
JPY	63,651,954	USD	589,879	JPMC	9/18/2019	3,956
KRW	333,240,500	USD	283,906	CITI**	9/18/2019	4,674
KRW	333,240,500	USD	283,906	JPMC**	9/18/2019	4,674
MXN	18,269,796	USD	921,972	CITI	9/18/2019	17,304
MXN	18,106,924	USD	913,608	JPMC	9/18/2019	17,295
NZD	1,765,504	USD	1,160,722	CITI	9/18/2019	27,110
NZD	1,765,496	USD	1,160,719	JPMC	9/18/2019	27,109
PHP	6,499,996	USD	123,539	CITI**	9/18/2019	2,829
PHP	6,500,004	USD	123,539	JPMC**	9/18/2019	2,829
PLN	1,742,992	USD	459,238	CITI	9/18/2019	8,432
PLN	1,743,008	USD	459,243	JPMC	9/18/2019	8,432

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]145

Schedule of Investments	June 30, 2019 (Unaudited)

AQR CORE PLUS BOND FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
RUB	15,000,000	USD	227,135	CITI**	9/18/2019	$7,475
RUB	15,000,000	USD	227,135	JPMC**	9/18/2019	7,475
SEK	1,188,977	USD	125,761	CITI	9/18/2019	3,003
SEK	1,188,977	USD	125,762	JPMC	9/18/2019	3,002
SGD	545,000	USD	396,736	CITI	9/18/2019	6,558
SGD	545,000	USD	396,737	JPMC	9/18/2019	6,558
USD	26,008	GBP	20,356	CITI	9/18/2019	65
USD	26,021	GBP	20,362	JPMC	9/18/2019	69
USD	2,386,499	JPY	255,140,076	CITI	9/18/2019	6,193
USD	2,386,496	JPY	255,140,075	JPMC	9/18/2019	6,189
USD	144,091	MXN	2,800,000	CITI	9/18/2019	139
USD	144,091	MXN	2,800,000	JPMC	9/18/2019	138
ZAR	832,004	USD	56,009	CITI	9/18/2019	2,475
ZAR	831,996	USD	56,009	JPMC	9/18/2019	2,475
USD	7,383	CLP	5,000,000	CITI**	9/23/2019	1
USD	7,383	CLP	5,000,000	JPMC**	9/23/2019	1

Total unrealized appreciation						344,228

BRL	118,500	USD	30,762	CITI**	9/18/2019	(136)
BRL	118,500	USD	30,762	JPMC**	9/18/2019	(136)
CHF	145,000	USD	149,686	CITI	9/18/2019	(80)
CHF	145,000	USD	149,686	JPMC	9/18/2019	(80)
COP	155,000,000	USD	48,378	CITI**	9/18/2019	(375)
COP	155,000,000	USD	48,378	JPMC**	9/18/2019	(375)
CZK	700,000	USD	31,390	CITI	9/18/2019	(50)
CZK	700,000	USD	31,390	JPMC	9/18/2019	(50)
EUR	665,757	USD	762,333	CITI	9/18/2019	(537)
EUR	665,757	USD	762,334	JPMC	9/18/2019	(538)
JPY	37,505,500	USD	352,355	CITI	9/18/2019	(2,451)
JPY	37,505,500	USD	352,356	JPMC	9/18/2019	(2,452)
KRW	67,335,500	USD	58,482	CITI**	9/18/2019	(171)
KRW	67,335,500	USD	58,482	JPMC**	9/18/2019	(171)
MXN	7,039,720	USD	362,985	CITI	9/18/2019	(1,062)
MXN	7,202,560	USD	371,360	JPMC	9/18/2019	(1,066)
PLN	15,000	USD	4,027	CITI	9/18/2019	(3)
PLN	15,000	USD	4,027	JPMC	9/18/2019	(3)
SEK	339,647	USD	36,867	CITI	9/18/2019	(83)
SEK	339,647	USD	36,867	JPMC	9/18/2019	(83)
USD	2,266,319	AUD	3,262,247	CITI	9/18/2019	(29,419)
USD	2,266,364	AUD	3,262,249	JPMC	9/18/2019	(29,375)
USD	491,060	BRL	1,940,000	CITI**	9/18/2019	(10,318)
USD	491,059	BRL	1,940,000	JPMC**	9/18/2019	(10,318)
USD	2,316,915	CHF	2,294,510	CITI	9/18/2019	(50,481)
USD	2,316,892	CHF	2,294,490	JPMC	9/18/2019	(50,484)
USD	105,182	COP	350,000,000	CITI**	9/18/2019	(3,210)
USD	105,181	COP	350,000,000	JPMC**	9/18/2019	(3,210)
USD	8,736,059	EUR	7,723,857	CITI	9/18/2019	(102,002)
USD	8,736,029	EUR	7,723,840	JPMC	9/18/2019	(102,013)
USD	34,485	GBP	27,136	CITI	9/18/2019	(99)
USD	34,497	GBP	27,146	JPMC	9/18/2019	(99)
USD	20,654	IDR	306,250,000	CITI**	9/18/2019	(807)
USD	20,654	IDR	306,250,000	JPMC**	9/18/2019	(807)
USD	150,759	ILS	540,000	CITI	9/18/2019	(1,294)
USD	150,759	ILS	540,000	JPMC	9/18/2019	(1,294)
USD	249,177	INR	17,500,000	CITI**	9/18/2019	(1,947)
USD	249,176	INR	17,500,000	JPMC**	9/18/2019	(1,948)
USD	2,466,375	JPY	267,588,088	CITI	9/18/2019	(30,064)
USD	2,466,372	JPY	267,588,100	JPMC	9/18/2019	(30,066)

See notes to Schedule of Investments.	(Continued)

[777467.PARTF]146

Schedule of Investments	June 30, 2019 (Unaudited)

AQR CORE PLUS BOND FUND

CURRENCY PURCHASED		CURRENCY SOLD		COUNTERPARTY	SETTLEMENT DATE	UNREALIZED APPRECIATION (DEPRECIATION)
USD	1,221,775	KRW	1,445,000,004	CITI**	9/18/2019	$(29,568)
USD	1,221,773	KRW	1,444,999,996	JPMC**	9/18/2019	(29,570)
USD	136,578	MXN	2,724,000	CITI	9/18/2019	(3,467)
USD	136,578	MXN	2,724,000	JPMC	9/18/2019	(3,466)
USD	163,496	NOK	1,422,000	CITI	9/18/2019	(3,567)
USD	163,496	NOK	1,422,000	JPMC	9/18/2019	(3,567)
USD	552,350	NZD	838,000	CITI	9/18/2019	(11,457)
USD	552,349	NZD	838,000	JPMC	9/18/2019	(11,458)
USD	25,612	PLN	95,500	CITI	9/18/2019	(12)
USD	25,612	PLN	95,500	JPMC	9/18/2019	(12)
USD	443,502	SEK	4,204,271	CITI	9/18/2019	(11,814)
USD	443,503	SEK	4,204,288	JPMC	9/18/2019	(11,815)
USD	334,748	ZAR	4,958,500	CITI	9/18/2019	(13,799)
USD	334,748	ZAR	4,958,500	JPMC	9/18/2019	(13,800)
USD	537,867	CLP	375,000,004	CITI**	9/23/2019	(15,777)
USD	537,866	CLP	374,999,996	JPMC**	9/23/2019	(15,778)

Total unrealized depreciation						(648,084)

Net unrealized depreciation						$(303,856)

**	Non-deliverable forward.

AUD - Australian Dollar

BRL - Brazilian Real

CAD - Canadian Dollar

CHF - Swiss Franc

CLP - Chilean Peso

COP - Colombian Peso

CZK - Czech Republic Koruna

EUR - Euro

GBP - British Pound

HKD - Hong Kong Dollar

HUF - Hungarian Forint

IDR - Indonesian Rupiah

ILS - Israeli Shekel

INR - Indian Rupee

JPY - Japanese Yen

KRW - Korean Won

MXN - Mexican Peso

NOK - Norwegian Krone

NZD - New Zealand Dollar

PHP - Philippine Peso

PLN - Poland Zloty

RUB - Russian Ruble

SEK - Swedish Krona

SGD - Singapore Dollar

USD - United States Dollar

ZAR - South African Rand

The following reference rates, and their values as of period-end, are used for security descriptions:

Euro Interbank Offered Rate (“EURIBOR”): -0.39%

Federal Funds Floating Rate: 2.40%

Hong Kong Interbank Offered Rate (“HIBOR”): 2.53%

Johannesburg Interbank Agreed Rate (“JIBAR”): 6.91%

London Interbank Offered Rate (“LIBOR”): 2.40%

Mexico Equilibrium Interbank Interest Rate: 8.49%

Singapore Swap Offered Rate (“SOR”): 1.80%

Stockholm Interbank Offered Rate (“STIBOR”): -0.15%

Warsaw Interbank Offered Rate: 1.54%

The following abbreviations are used for counterparty descriptions:

CITG - Citigroup Global Markets, Inc.

CITI - Citibank NA

GSIN - Goldman Sachs International

JPMC - J.P. Morgan Chase Bank NA

See notes to Schedule of Investments.

[777467.PARTF]147

Notes to Schedule of Investments	June 30, 2019 (Unaudited)

Fair Value Hierarchy: Various inputs are utilized in determining the value of each Fund’s investments. These inputs are summarized in the three broad levels as follows:

Level 1 — Inputs using unadjusted quoted prices in active markets or exchanges for identical assets and liabilities.

Level 2 — Other significant observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, credit risks and default rates) or other market corroborated inputs.

Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

An investment asset’s or liability’s level within the fair value hierarchy is based on the lowest level input, individually or in aggregate, that is significant to fair value measurement. The objective of fair value measurement remains the same even when there is a significant decrease in the volume and level of activity for an asset or liability and regardless of the valuation technique used. The valuation techniques used by the Funds to measure fair value maximize the use of observable inputs and minimize the use of unobservable inputs. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Investments classified within Level 3 have significant unobservable inputs, as they trade infrequently or not at all. Level 3 instruments include illiquid securities. When observable prices are not available for these securities, the Funds may use one or more valuation approaches (e.g., the market approach, the income approach, or the cost approach), including proprietary models for which sufficient and reliable data is available. Discounts may also be applied due to the nature or durations of any restrictions on the disposition of the investment or adjusted as appropriate for credit, market and/or other risk factors.

Level 3 investments may also be adjusted to reflect illiquidity and/or non-transferability, with the amount of such discount estimated by the Adviser in the absence of market information. Assumptions used by the Funds due to the lack of observable inputs may significantly impact the fair value of the investment.

The following tables represent each Fund’s valuation inputs as presented on the Schedule of Investments.

AQR LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$1,495,521,406	$—	$—	$1,495,521,406
Securities Lending Collateral	3,963,032	—	—	3,963,032
Short-Term Investments	22,166,924	—	—	22,166,924
Futures Contracts*	145,270	—	—	145,270

Total Assets	$1,521,796,632	$—	$—	$1,521,796,632
AQR SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$559,545,688	$—	$—	$559,545,688
Preferred Stocks	67,766	—	—	67,766
Securities Lending Collateral	14,545,369	—	—	14,545,369
Short-Term Investments	20,554,022	—	—	20,554,022
Futures Contracts*	361,092	—	—	361,092

Total Assets	$595,073,937	$—	$—	$595,073,937

[777467.PARTF]148

Notes to Schedule of Investments	June 30, 2019 (Unaudited)

AQR INTERNATIONAL MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$24,400,393	$268,317,250	$—	$292,717,643
Securities Lending Collateral	618,014	—	—	618,014
Short-Term Investments	4,684,963	—	—	4,684,963

Total Assets	$29,703,370	$268,317,250	$—	$298,020,620

LIABILITIES
Futures Contracts*	$(1,236)	$—	$—	$(1,236)

Total Liabilities	$(1,236)	$—	$—	$(1,236)
AQR EMERGING MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$60,001,732	$176,318,355	$—	$236,320,087
Short-Term Investments	2,139,289	—	—	2,139,289
Futures Contracts*	102,731	—	—	102,731

Total Assets	$62,243,752	$176,318,355	$—	$238,562,107
AQR TM LARGE CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$302,552,766	$—	$—	$302,552,766
Securities Lending Collateral	495,897	—	—	495,897
Short-Term Investments	9,981,618	—	—	9,981,618
Futures Contracts*	118,188	—	—	118,188

Total Assets	$313,148,469	$—	$—	$313,148,469
AQR TM SMALL CAP MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$23,575,318	$—	$—	$23,575,318
Preferred Stocks	2,609	—	—	2,609
Securities Lending Collateral	751,793	—	—	751,793
Short-Term Investments	276,928	—	—	276,928
Futures Contracts*	1,462	—	—	1,462

Total Assets	$24,608,110	$—	$—	$24,608,110
AQR TM INTERNATIONAL MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$15,844,876	$174,350,234	$—	$190,195,110
Securities Lending Collateral	1,041,801	—	—	1,041,801
Short-Term Investments	3,783,230	—	—	3,783,230
Futures Contracts*	114,331	—	—	114,331

Total Assets	$20,784,238	$174,350,234	$—	$195,134,472
AQR TM EMERGING MULTI-STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$83,243,998	$258,791,140	$—	$342,035,138
Short-Term Investments	10,688,162	—	—	10,688,162
Futures Contracts*	322,319	—	—	322,319

Total Assets	$94,254,479	$258,791,140	$—	$353,045,619

[777467.PARTF]149

Notes to Schedule of Investments	June 30, 2019 (Unaudited)

AQR LARGE CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$939,047,107	$—	$—		$939,047,107
Securities Lending Collateral	616,526	—	—		616,526
Short-Term Investments	24,794,206	—	—		24,794,206
Futures Contracts*	337,335	—	—		337,335

Total Assets	$964,795,174	$—	$—		$964,795,174
AQR SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$271,307,384	$—	$—	(a)	$271,307,384
Securities Lending Collateral	4,601,739	—	—		4,601,739
Short-Term Investments	5,725,694	—	—		5,725,694
Futures Contracts*	80,342	—	—		80,342

Total Assets	$281,715,159	$—	$—	(a)	$281,715,159
AQR INTERNATIONAL MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks†	$57,567,271	$375,591,391	$—		$433,158,662
Securities Lending Collateral	1,994,027	—	—		1,994,027
Short-Term Investments	9,669,885	—	—		9,669,885
Futures Contracts*	263,228	—	—		263,228

Total Assets	$69,494,411	$375,591,391	$—		$445,085,802
AQR TM LARGE CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$221,040,243	$—	$—		$221,040,243
Short-Term Investments	5,919,434	—	—		5,919,434
Futures Contracts*	68,942	—	—		68,942

Total Assets	$227,028,619	$—	$—		$227,028,619
AQR TM SMALL CAP MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$54,014,373	$—	$—		$54,014,373
Securities Lending Collateral	1,540,483	—	—		1,540,483
Short-Term Investments	1,440,485	—	—		1,440,485
Futures Contracts*	24,437	—	—		24,437

Total Assets	$57,019,778	$—	$—		$57,019,778
AQR TM INTERNATIONAL MOMENTUM STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3		TOTALS
ASSETS
Common Stocks	$14,539,356	$93,807,125	$—		$108,346,481
Securities Lending Collateral	732,589	—	—		732,589
Short-Term Investments	5,088,097	—	—		5,088,097
Futures Contracts*	130,284	—	—		130,284

Total Assets	$20,490,326	$93,807,125	$—		$114,297,451

[777467.PARTF]150

Notes to Schedule of Investments	June 30, 2019 (Unaudited)

AQR LARGE CAP DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$4,225,727,175	$—	$—	$4,225,727,175
Securities Lending Collateral	799,346	—	—	799,346
Short-Term Investments	135,404,336	—	—	135,404,336

Total Assets	$4,361,930,857	$—	$—	$4,361,930,857

LIABILITIES
Futures Contracts*	$(384,395)	$—	$—	$(384,395)

Total Liabilities	$(384,395)	$—	$—	$(384,395)
AQR INTERNATIONAL DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$29,071,994	$205,489,277	$—	$234,561,271
Securities Lending Collateral	2,473,829	—	—	2,473,829
Short-Term Investments	11,628,470	—	—	11,628,470
Futures Contracts*	122,307	—	—	122,307

Total Assets	$43,296,600	$205,489,277	$—	$248,785,877
AQR EMERGING DEFENSIVE STYLE FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$15,161,914	$69,084,573	$1	$84,246,488
Short-Term Investments	2,064,949	—	—	2,064,949
Futures Contracts*	56,369	—	—	56,369

Total Assets	$17,283,232	$69,084,573	$1	$86,367,806
AQR GLOBAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$186,334,590	$103,995,930	$135	$290,330,655
Securities Lending Collateral	646,949	—	—	646,949
Short-Term Investments	29,689,451	—	—	29,689,451
Futures Contracts*	670,430	—	—	670,430
Forward Foreign Currency Exchange Contracts*	—	2,003,660	—	2,003,660
Total Return Swaps Contracts*	—	222,188	—	222,188

Total Assets	$217,341,420	$106,221,778	$135	$323,563,333

LIABILITIES
Futures Contracts*	$(494,277)	$—	$—	$(494,277)
Forward Foreign Currency Exchange Contracts*	—	(2,715,805)	—	(2,715,805)
Total Return Swaps Contracts*	—	(64,203)	—	(64,203)

Total Liabilities	$(494,277)	$(2,780,008)	$—	$(3,274,285)

[777467.PARTF]151

Notes to Schedule of Investments	June 30, 2019 (Unaudited)

AQR INTERNATIONAL EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$—	$285,205,814	$201	$285,206,015
Securities Lending Collateral	1,984,791	—	—	1,984,791
Short-Term Investments	11,724,904	—	—	11,724,904
Futures Contracts*	561,340	—	—	561,340
Forward Foreign Currency Exchange Contracts*	—	1,583,302	—	1,583,302
Total Return Swaps Contracts*	—	340,500	—	340,500

Total Assets	$14,271,035	$287,129,616	$201	$301,400,852

LIABILITIES
Futures Contracts*	$(393,323)	$—	$—	$(393,323)
Forward Foreign Currency Exchange Contracts*	—	(2,008,313)	—	(2,008,313)
Total Return Swaps Contracts*	—	(88,450)	—	(88,450)

Total Liabilities	$(393,323)	$(2,096,763)	$—	$(2,490,086)
AQR LARGE CAP RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$17,650,418	$—	$—	$17,650,418
Exchange Traded Funds	419,869	—	—	419,869
Short-Term Investments	112,015	—	—	112,015

Total Assets	$18,182,302	$—	$—	$18,182,302

LIABILITIES
Common Stocks ( Sold Short)	$(4,205,135)	$—	$—	$(4,205,135)

Total Liabilities	$(4,205,135)	$—	$—	$(4,205,135)
AQR SMALL CAP RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks	$2,883,878	$—	$—	$2,883,878
Exchange Traded Funds	19,904	—	—	19,904
Rights	—	—	23	23
Short-Term Investments	49,123	—	—	49,123

Total Assets	$2,952,905	$—	$23	$2,952,928

LIABILITIES
Common Stocks (Sold Short)	$(672,527)	$—	$—	$(672,527)

Total Liabilities	$(672,527)	$—	$—	$(672,527)
AQR INTERNATIONAL RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$—	$35,562,504	$—	$35,562,504
Short-Term Investments	424,163	—	—	424,163
Futures Contracts*	9,324	—	—	9,324

Total Assets	$433,487	$35,562,504	$—	$35,995,991

LIABILITIES
Common Stocks (Sold Short)†	$—	$(8,318,025)	$—	$(8,318,025)

Total Liabilities	$—	$(8,318,025)	$—	$(8,318,025)
[777467.PARTF]152

Notes to Schedule of Investments	June 30, 2019 (Unaudited)

AQR EMERGING RELAXED CONSTRAINT EQUITY FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Common Stocks†	$2,557,154	$4,010,512	$—	$6,567,666
Short-Term Investments	2,513,084	—	—	2,513,084
Futures Contracts*	9,284	—	—	9,284
Total Return Basket Swaps Contracts*	—	280,843	—	280,843

Total Assets	$5,079,522	$4,291,355	$—	$9,370,877

LIABILITIES
Total Return Basket Swaps Contracts*	$—	$(451,275)	$—	$(451,275)

Total Liabilities	$—	$(451,275)	$—	$(451,275)
AQR CORE PLUS BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTALS
ASSETS
Corporate Bonds	$—	$26,967,135	$—	$26,967,135
Foreign Government Securities	—	23,501,906	—	23,501,906
Mortgage-Backed Securities	—	32,146,625	—	32,146,625
U.S. Treasury Obligations	—	41,915,312	—	41,915,312
Short-Term Investments	12,381,260	—	—	12,381,260
Futures Contracts*	31,577	—	—	31,577
Forward Foreign Currency Exchange Contracts*	—	344,228	—	344,228
Interest Rate Swap Contracts*	—	4,595,101	—	4,595,101
Credit Default Swap Contracts*	—	538,272	—	538,272

Total Assets	$12,412,837	$130,008,579	$—	$142,421,416

LIABILITIES
TBA Sale Commitments (Sold Short)	$—	$(454,948)	$—	$(454,948)
Futures Contracts*	(111,404)	—	—	(111,404)
Forward Foreign Currency Exchange Contracts*	—	(648,084)	—	(648,084)
Interest Rate Swap Contracts*	—	(4,582,884)	—	(4,582,884)
Credit Default Swap Contracts*	—	(166,147)	—	(166,147)

Total Liabilities	$(111,404)	$(5,852,063)	$—	$(5,963,467)

*

Derivative instruments, including futures, forward foreign currency exchange, total return swap and total return basket swap contracts, are reported at the cumulative unrealized appreciation/(depreciation) of the instrument within the Funds’ Schedule of Investments. Credit default swaps and interest rate swaps contracts are reported at market value.

†	Please refer to the Schedule of Investments to view securities segregated by country.
(a)	Security has zero value.

Transfers to Level 3 or from Level 3 are generally due to a decline or an increase in market activity (e.g., frequency of trades), which resulted in a lack of or increase in available market inputs to determine price.

During the period ended June 30, 2019, there were no transfers to or from level 3 for any of the Funds. There were no other Level 3 securities held at period end, except those securities classified as Level 3 in the Schedules of Investments that are considered quantitatively insignificant in the aggregate for the AQR Small Cap Momentum Style Fund, AQR Emerging Defensive Style Fund, AQR Global Equity Fund, AQR International Equity Fund, and AQR Small Cap Relaxed Constraint Equity Fund.

The fair values of Level 3 investments are based on significant unobservable inputs that reflect the Adviser’s determination of assumptions that market participants might reasonably use in valuing the securities. Changes in significant unobservable inputs could cause significant changes in valuation to individual securities and in aggregate. Fair value determinations and valuation of investments that are not actively trading involve judgment and may differ materially from valuations that would have been used had greater market activity occurred.

[777467.PARTF]153

Notes to Schedule of Investments	June 30, 2019 (Unaudited)

The significant unobservable inputs used in the fair value measurement of a Fund’s investments in common stocks, corporate bonds, convertible bonds, convertible preferred stocks and warrants potentially include credit spread, liquidity discount, earnings multiples and volatility. Significant increases in the credit spread or liquidity discount inputs in isolation would potentially result in a significantly lower fair value measurement, whereas an increase in volatility generally results in a higher fair value measurement. Generally, a change in the assumption used for the credit spread would be accompanied by a directionally-similar change in the assumptions used for the volatility and liquidity discount. Investments in common stocks potentially include liquidity discounts, theoretical values, book to value analysis and/or broker quotes. Significant changes in any of these inputs would significantly change the fair value measurement of the position. Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy.

For more information on the Funds’ policy regarding the valuation of investments and other significant accounting policies, please refer to the notes to the financial statements as disclosed in the most recent semi-annual and annual report.